   As filed with the Securities and Exchange Commission on December 30, 1996

                                                    File Nos. 33-52742; 811-7238
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933           / /
                           PRE-EFFECTIVE AMENDMENT NO.   / /
                         POST-EFFECTIVE AMENDMENT NO. 9  / /
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940           / /
                                AMENDMENT NO. 11         / /
                        (CHECK APPROPRIATE BOX OR BOXES)

                             SUNAMERICA SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        1 SunAmerica Center, Century City
                           Los Angeles, CA 90067-6022
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                                733 Third Avenue
                             New York, NY 10017-3204
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

         Susan L. Harris, Esq.                  Margery K. Neale, Esq.
           SunAmerica Inc.             Shereff, Friedman, Hoffman & Goodman LLP
 1 SunAmerica Center, Century City                 919 Third Avenue
   Los Angeles, CA  90067-6022                   New York, NY 10022

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b)

/ / on (date) pursuant to paragraph (b)

/ / 75 days after filing pursuant to paragraph (a)

/ / on (date) pursuant to paragraph (a) of Rule 485

                              --------------------

         The Registrant has elected to register an indefinite number of shares of beneficial interest, without par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1995 was filed on January 23, 1996.

===============================================================================

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated June 3, 1996


       The date of the Prospectus is hereby changed to December 30, 1996.

       The following financial information replaces the financial information under the heading entitled "Financial Highlights" on pages 4 and 5 of the Prospectus.




December 30, 1996

                              FINANCIAL HIGHLIGHTS

                  The following Financial Highlights for the Portfolios and periods set forth below have been audited (except where noted) by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------------------
            Net                                        Total        Dividends    Dividends     Net                       Net
            Asset         Net        Net  realized     from          declared    from net      Asset                    Assets
            Value         invest-    & urealized       invest-       from net    realized      Value                    end of
  Period    beginning     ment       gain (loss) on    ment         investment    gain on      end of      Total        period
   ended    of period     income**   investments       operations     income    investments    period     Return***     (000's)
--------------------------------------------------------------------------------------------------------------------------------
                           Cash Management Portfolio
2/9/93-
11/30/93     $10.00       $0.19        $ 0.01           $ 0.20        $   --      $   --      $10.20       2.00%      $ 24,603
11/30/94      10.20        0.38         (0.02)            0.36         (0.09)         --       10.47       3.51         89,098
11/30/95      10.47        0.56          0.01             0.57         (0.34)         --       10.70       5.59         90,731
11/30/96#     10.70        0.53         (0.02)            0.51         (0.45)         --       10.76       4.92         91,247

                             Global Bond Portfolio
7/1/93-
11/30/93      10.00        0.13          0.17             0.30            --          --       10.30       3.00         25,010
11/30/94      10.30        0.53         (0.86)           (0.33)        (0.09)      (0.05)       9.83      (3.18)        44,543
11/30/95       9.83        0.60          0.97             1.57         (0.38)         --       11.02      16.40         59,759
11/30/96#     11.02        0.59          0.54             1.13         (0.75)         --       11.40      10.94         68,221

                            Corporate Bond Portfolio
7/1/93-
11/30/93      10.00        0.14          0.05             0.19            --          --       10.19       1.90         11,667
11/30/94      10.19        0.52         (0.87)           (0.35)        (0.05)      (0.04)       9.75      (3.41)        15,869
11/30/95       9.75        0.60          1.00             1.60         (0.53)         --       10.82      17.01         29,475
11/30/96#     10.82        0.65          0.03             0.68         (0.41)         --       11.09       6.51         37,207

                           High-Yield Bond Portfolio
2/9/93-
11/30/93      10.00        0.76          0.36             1.12            --          --       11.12      11.20         41,851
11/30/94      11.12        1.20         (1.65)           (0.45)        (0.29)      (0.06)      10.32      (4.26)        55,803
11/30/95      10.32        1.11          0.12             1.23         (1.02)         --       10.53      12.64         82,174
11/30/96#     10.53        0.98          0.48             1.46         (0.95)         --       11.04      14.86        113,229

                        Worldwide High Income Portfolio
10/28/94-
11/30/94      10.00        0.04         (0.09)           (0.05)           --          --        9.95      (0.50)        10,478
11/30/95       9.95        1.10          0.47             1.57         (0.10)         --       11.42      16.02         21,515
11/30/96#     11.42        1.25          1.60             2.85         (0.87)      (0.05)      13.35      26.87         49,204

                         SunAmerica Balanced Portfolio
6/3/96-
11/30/96#     10.00        0.09          1.04             1.13            --          --       11.13      11.30         10,224


--------------------------------------------------------------------------------
                                Ratio of net
                Ratio of         investment
               expenses to       income to                            Average
  Period       average net      average net         Portfolio        commission
   ended         assets            assets            turnover        per share@
--------------------------------------------------------------------------------
                            Cash Management Portfolio
2/9/93-
11/30/93          0.71%+ ++        2.53%+ ++            --%             NA
11/30/94          0.70++           3.73++               --              NA
11/30/95          0.67             5.32                 --              NA
11/30/96#         0.62             4.90                 --              NA


                              Global Bond Portfolio
7/1/93-
11/30/93          1.35+++         3.56+ ++              84              NA
11/30/94          1.06            5.29                 347              NA
11/30/95          0.95            5.89                 339              NA
11/30/96#         0.89            5.44                 223              NA


                            Corporate Bond Portfolio
7/1/93-
11/30/93          0.94+ ++        3.92+ ++             208              NA
11/30/94          0.94++          5.21++               419              NA
11/30/95          0.96++          5.93++               412              NA
11/30/96#         0.97            6.11                 338              NA


                            High-Yield Bond Portfolio
2/9/93-
11/30/93          0.94+ ++        9.43+ ++             229              NA
11/30/94          0.92++         11.07++               225              NA
11/30/95          0.80           10.80                 174              NA
11/30/96#         0.77            9.41                 107              NA


                         Worldwide High Income Portfolio
10/28/94-
11/30/94          1.60+ ++        4.48+ ++               2              NA
11/30/95          1.30           10.46                 176              NA
11/30/96#         1.16           10.50                 177              NA

                          SunAmerica Balanced Portfolio
6/3/96-
11/30/96#         1.00+ ++        1.92+ ++              35           .0600

----------
     *  Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser *** Does not reflect expenses that apply to the separate accounts of
        Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
     @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
     +  Annualized
    ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                 Expenses                      Net Investment Income
                                                     ---------------------------------      ----------------------------------
                                                     1993     1994     1995      1996#      1993     1994      1995      1996#
                                                     ---------------------------------      ----------------------------------
Cash Management Portfolio........................    1.10%    0.78%    0.67%     0.62%      2.14%    3.65%     5.32%    4.90%
Global Bond Portfolio............................    1.81     1.06     0.95      0.89       3.10     5.29      5.89     5.44
Corporate Bond Portfolio.........................    1.81     1.09     0.97      0.97       3.05     5.06      5.92     6.11
High-Yield Bond Portfolio........................    1.29     0.93     0.80      0.77       9.08    11.06     10.80     9.41
Worldwide High Income Portfolio..................      --     2.26     1.30      1.16         --     3.82     10.46    10.50
SunAmerica Balanced Portfolio....................      --       --       --      1.43         --       --        --     1.49

#   Unaudited

                  The following Financial Highlights for the Portfolios and periods set forth below have been audited (except where noted) by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------------
             Net                                      Total     Dividends    Dividends      Net                    Net
             Asset       Net         Net realized      from     declared     from net      Asset                  Assets
             Value       invest-     & urealized      invest-   from net     realized      Value                  end of
Period       beginning   ment       gain (loss) on     ment    investment     gain on     end of       Total      period
 ended       of period   income**    investments    operations   income     investments   period      Return***   (000's)
--------------------------------------------------------------------------------------------------------------------------
                  Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94      $10.00     $0.04        $(0.08)        $(0.04)     $   --       $   --      $ 9.96      (0.40)%    $  1,516
11/30/95        9.96      0.34          2.23           2.57       (0.05)          --       12.48      25.89        32,429
11/30/96#      12.48      0.34          1.31           1.65       (0.19)       (0.31)      13.63      13.75        70,021

                           Asset Allocation Portfolio
7/1/93-
11/30/93       10.00      0.08          0.28           0.36          --           --       10.36       3.60        35,590
11/30/94       10.36      0.29         (0.25)          0.04       (0.05)       (0.03)      10.32       0.30       106,856
11/30/95       10.32      0.42          2.24           2.66       (0.20)       (0.04)      12.74      26.10       199,836
11/30/96#      12.74      0.48          2.00           2.48       (0.31)       (0.39)      14.52      20.27       316,388

                                Utility Portfolio
6/3/96-
11/30/96#      10.00      0.20          0.55           0.75          --           --       10.75       7.50         6,299

                             Growth-Income Portfolio
2/9/93-
11/30/93       10.00      0.12          0.49           0.61          --           --       10.61       6.10        45,080
11/30/94       10.61      0.13         (0.36)         (0.23)      (0.04)       (0.01)      10.33      (2.20)       84,899
11/30/95       10.33      0.17          3.31           3.48       (0.10)          --       13.71      33.89       171,281
11/30/96#      13.71      0.18          3.48           3.66       (0.12)       (0.43)      16.82      27.41       325,463

                            Federated Value Portfolio
6/3/96-
11/30/96#      10.00      0.06          1.02           1.08          --           --       11.08      10.80        12,460

                             Venture Value Portfolio
10/28/94-
11/30/94       10.00      0.03         (0.25)         (0.22)         --           --        9.78      (2.20)        4,449
11/30/95        9.78      0.17          3.55           3.72       (0.03)          --       13.47      38.17       154,908
11/30/96#      13.47      0.18          3.46           3.64       (0.09)       (0.12)      16.90      27.44       516,413



--------------------------------------------------------------------------------
                                Ratio of net
                Ratio of         investment
               expenses to       income to                            Average
  Period       average net      average net         Portfolio        commission
   ended         assets            assets            turnover        per share@
--------------------------------------------------------------------------------
                  Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94          1.00%+ ++        4.25%+ ++            10%             NA
11/30/95          0.98++           3.08++              153              NA
11/30/96#         0.84             2.74                194              .0589

                                  Asset Allocation Portfolio
7/1/93-
11/30/93           0.99+ ++        2.33+ ++             71              NA
11/30/94           0.94++          2.71++              152              NA
11/30/95           0.81            3.62                207              NA
11/30/96#          0.74            3.66                200              .0587

                                       Utility Portfolio
6/3/96-
11/30/96#          1.05+ ++        4.41+ ++             20              .0439

                                    Growth-Income Portfolio
2/9/93-
11/30/93           0.82+ ++        1.59+ ++             27              NA
11/30/94           0.81++          1.26++               59              NA
11/30/95           0.77            1.42                 59              NA
11/30/96#          0.72            1.21                 82              .0597

                                  Federated Value Portfolio
6/3/96-
11/30/96#          1.05+ ++        1.26 + ++            26              .0520

                                   Venture Value Portfolio
10/28/94-
11/30/94           1.10+ ++        3.93+ ++             --              NA
11/30/95           1.00++          1.43++               18              NA
11/30/96#          0.85            1.21                 22              .0598

----------
   *  Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser *** Does not reflect expenses that apply to the separate accounts of
      Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
   +  Annualized
  ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                        Expenses                 Net Investment Income (Loss)
                                                            --------------------------------    ----------------------------------
                                                            1993     1994     1995     1996#    1993      1994      1995     1996#
                                                            --------------------------------    ----------------------------------
Balanced/Phoenix Investment Counsel Portfolio.........        --%     6.82%   1.11%    0.84%      --%     (1.57)%   2.95%    2.74%
Asset Allocation Portfolio............................      1.67      0.94    0.81     0.74     1.65       2.71     3.62     3.66
Utility Portfolio.....................................        --        --      --     1.93       --         --       --     3.53
Growth-Income Portfolio...............................      1.40      0.89    0.77     0.72     1.01       1.18     1.42     1.21
Federated Value Portfolio.............................        --        --      --     1.57       --         --       --     0.74
Venture Value Portfolio...............................        --      3.89    1.02     0.85       --       1.14     1.41     1.21

#   Unaudited

        The following Financial Highlights for the Portfolios and periods set forth below have been audited (except where noted) by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.

--------------------------------------------------------------------------------------------------------------------------
             Net                                      Total     Dividends    Dividends      Net                    Net
             Asset       Net         Net realized      from     declared     from net      Asset                  Assets
             Value       invest-     & urealized      invest-   from net     realized      Value                  end of
Period       beginning   ment       gain (loss) on     ment    investment     gain on     end of       Total      period
 ended       of period   income**    investments    operations   income     investments   period      Return***   (000's)
--------------------------------------------------------------------------------------------------------------------------
                           Alliance Growth Portfolio
2/9/93-
11/30/93      $10.00     $ 0.05       $ 0.87         $ 0.92      $   --       $   --      $10.92       9.20%     $ 23,256
11/30/94       10.92       0.04        (0.14)         (0.10)      (0.01)       (0.17)      10.64      (0.93)       53,213
11/30/95       10.64       0.07         5.08           5.15       (0.03)       (0.13)      15.63      48.91       167,870
11/30/96#      15.63       0.08         4.07           4.15       (0.04)       (1.01)      18.73      28.05       381,367

                  Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93       10.00       0.17         0.61           0.78           --          --       10.78       7.80        65,032
11/30/94       10.78       0.16        (0.87)         (0.71)       (0.06)         --       10.01      (6.64)      104,194
11/30/95       10.01       0.12         3.14           3.26        (0.13)         --       13.14      32.92       149,910
11/30/96#      13.14       0.11         2.16           2.27        (0.11)      (0.91)      14.39      18.40       186,368


                           Provident Growth Portfolio
2/9/93-
11/30/93       10.00       0.02         0.02           0.04           --          --       10.04       0.40        42,911
11/30/94       10.04       0.03        (0.01)          0.02        (0.01)         --       10.05       0.19        75,342
11/30/95       10.05      (0.01)        3.09           3.08        (0.03)         --       13.10      30.66       115,276
11/30/96#      13.10         --         2.61           2.61           --          --       15.71      19.92       160,073

                           Global Equities Portfolio
2/9/93-
11/30/93       10.00       0.03         0.96           0.99           --          --       10.99       9.90        43,737
11/30/94       10.99       0.05         0.71           0.76        (0.01)      (0.07)      11.67       6.78       136,758
11/30/95       11.67       0.12         1.64           1.76        (0.08)      (0.29)      13.06      15.58       165,752
11/30/96#      13.06       0.14         2.19           2.33        (0.14)      (0.33)      14.92      18.21       246,482

                  International Diversified Equities Portfolio
10/28/94-
11/30/94       10.99       0.01        (0.23)         (0.22)          --          --        9.78      (2.20)       12,438
11/30/95        9.78       0.07         0.38           0.45        (0.08)         --       10.15       4.63        48,961
11/30/96#      10.15       0.05         1.43           1.48        (0.26)         --       11.37      14.85       157,008

                           Aggressive Growth Portfolio
6/3/96-
11/30/96#      10.00       0.02         0.34           0.36           --          --       10.36       3.60        35,124




--------------------------------------------------------------------------------
                                Ratio of net
                Ratio of         investment
               expenses to       income to                            Average
  Period       average net      average net         Portfolio        commission
   ended         assets            assets            turnover        per share@
--------------------------------------------------------------------------------
                           Alliance Growth Portfolio
2/9/93-
11/30/93           0.82%+ ++        0.61% + ++          73%             NA
11/30/94           0.82+ ++         0.37++             146              NA
11/30/95           0.79             0.51               138              NA
11/30/96#          0.71             0.51               121             .0649


                  Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93           0.82+ ++         2.20+ ++           165              NA
11/30/94           0.81++           1.52++             211              NA
11/30/95           0.76             1.01               229              NA
11/30/96#          0.74             0.82               164             .0534


                           Provident Growth Portfolio
2/9/93-
11/30/93           0.97+ ++         0.32+ ++            40              NA
11/30/94           0.96++           0.31++              54              NA
11/30/95           0.93            (0.05)               52              NA
11/30/96#          0.90            (0.02)               63             .0443


                           Global Equities Portfolio
2/9/93-
11/30/93           1.50+ ++         0.38+ ++             58              NA
11/30/94           1.28             0.42                 67              NA
11/30/95           1.14             1.02                106              NA
11/30/96#          1.03             1.04                 70             .0256


                  International Diversified Equities Portfolio
10/28/94-
11/30/94           1.70+ ++         1.60+ ++             --             NA
11/30/95           1.70++           0.76++               52             NA
11/30/96#          1.59             0.47                 53            .0023


                           Aggressive Growth Portfolio
6/3/96-
11/30/96#          1.05+ ++         0.46+ ++             40            .0600

----------
   *  Calculated based upon average shares outstanding

  **  After fee waivers and expense reimbursements by the investment adviser

 *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

  ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                        Expenses                 Net Investment Income (Loss)
                                                            --------------------------------    ----------------------------------
                                                            1993     1994     1995     1996#    1993      1994      1995     1996#
                                                            --------------------------------    ----------------------------------
Alliance Growth Portfolio.............................      1.56%     0.96%   0.79%    0.71%   (0.13)%     0.23%    0.51%    0.51%
Growth/Phoenix Investment Counsel Portfolio...........      1.28      0.87    0.76     0.74     1.74       1.46     1.01     0.82
Provident Growth Portfolio............................      1.46      1.05    0.93     0.90    (0.17)      0.22    (0.05)   (0.02)
Global Equities Portfolio.............................      2.52      1.28    1.14     1.03    (0.64)      0.42     1.02     1.04
International Diversified Equities Portfolio..........        --      3.50    2.09     1.59       --      (0.20)    0.37     0.47
Aggressive Growth Portfolio...........................        --        --      --     1.09       --         --       --     0.42

#   Unaudited

                       Statement of Additional Information







                             SUNAMERICA SERIES TRUST










 This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica Series Trust ("Trust"). Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Prospectus may be obtained by writing to the Trust at the following address:



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299











                                December 30, 1996

                                TABLE OF CONTENTS

TOPIC                                                                      PAGE
-----                                                                      ----

The Trust ................................................                  B-2
Investment Objectives and Policies .......................                  B-3
Description of Commercial Paper and Bond Ratings .........                  B-26
Investment Restrictions ..................................                  B-30
Trust Officers and Trustees ..............................                  B-35
Investment Advisory and Management Agreement .............                  B-37
Subadvisory Agreements ...................................                  B-40
Dividends, Distributions and Federal Taxes ...............                  B-43
Price of Shares ..........................................                  B-43
Execution of Portfolio Transactions ......................                  B-44
General Information ......................................                  B-49
Financial Statements .....................................                  B-51


                                    THE TRUST

      The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.

      On August 30, 1994, the Board of Trustees of the Trust (the "Trustees") approved the creation of the Balanced/Phoenix Investment Counsel Portfolio, International Diversified Equities Portfolio, Worldwide High Income Portfolio and Venture Value Portfolio. On March 1, 1996, the Trustees approved the creation of the SunAmerica Balanced Portfolio, Aggressive Growth Portfolio, Federated Value Portfolio and Utility Portfolio. In addition, on March 1, 1996, the Trustees approved changing the name of the Fixed Income Portfolio to the Corporate Bond Portfolio, and such name change became effective on June 3, 1996. Prior to June 3, 1996, Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., served as subadviser for the Corporate Bond Portfolio (formerly, the Fixed Income Portfolio).

       Shares of the Trust are held by Variable Separate Account and FS Variable Separate Account, separate accounts of, respectively, Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are wholly owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.

                       INVESTMENT OBJECTIVES AND POLICIES

      The discussion below is intended to supplement the information contained in the Prospectus.

      CASH MANAGEMENT PORTFOLIO. The Cash Management Portfolio seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments that the Portfolio may invest in are as follows:

      Commercial Bank Obligations. Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

      Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.

      Commercial Paper. Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may only purchase commercial paper judged by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and by Moody's Investors Service, Inc. ("Moody's"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in
      (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

      Corporate Bonds and Notes. The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

      WORLDWIDE HIGH INCOME PORTFOLIO. The following is additional disclosure relating to the Portfolio's investments:

      Loan Participations and Assignments. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

      Structured Investments. The Worldwide High Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

            The Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

      U.S. Corporate High-Yield Fixed-Income Securities. A portion of the Worldwide High Income Portfolio's assets will be invested in U.S. corporate high-yield fixed-income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolio may acquire fixed-income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed-income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

      Emerging Country Fixed-Income Securities. A portion of the Worldwide High Income Portfolio's assets will be invested in emerging country fixed-income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to this Portfolio, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 130 countries which are considered to be emerging countries, approximately 40 of which currently have established securities markets. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

            In selecting emerging country debt securities for investment by the Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:


            Argentina               Indonesia               Poland
            Brazil                  Malaysia                Portugal
            Chile                   Mexico                  South Africa
            Czech Republic          Morocco                 Thailand
            Egypt                   Pakistan                Turkey
            Greece                  Peru                    Uruguay
            Hungary                 Philippines             Venezuela

      As opportunities to invest in debt securities in other emerging countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Portfolio's assets will be invested in at least three countries.

            The Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and
      (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

            The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued
      (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady.

            Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collaterized mortgage obligation.

            Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgement in a court outside the United States.

      Global Fixed-Income Securities. The global fixed-income securities in which a portion of the Worldwide High Income Portfolio's assets may be invested are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities for this portion of the Portfolio will be limited to those of developed nations which the Subadviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, Standard and Poor's or IBCA Ltd.

            In selecting securities for this portion of the Portfolio, the Subadviser evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Subadviser's focus for this portion of the Portfolio will be to analyze the relative rates of real yield of twenty global fixed-income markets. In selecting securities, the Subadviser will first identify the global markets in which the Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, the Portfolio will invest its assets primarily in fixed-income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.

            The Subadviser's assessment of the global fixed-income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of the Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

SHORT SALES. Each Portfolio may make "short sales against the box." A short sale is effected by selling a security which the Portfolio does not own. A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.

      The Worldwide High Income and Aggressive Growth Portfolios may also from time to time sell securities short that it does not contemporaneously own, or have the right to acquire without additional cost. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the Trust's Custodian in the name of the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid, high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid, high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker, plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

      ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      The Cash Management Portfolio may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes
Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

      REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolios will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

      FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of United States and foreign securities dealers make active markets in these securities.

      COVERED OPTIONS. Each Portfolio may write (sell) covered call and put options on any securities in which it may invest. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

      A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

      PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the Global Equities Portfolio, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.

      In addition to direct investment, the Portfolios which may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S.

securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets." See "Description of Securities and Investment Techniques - Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" in the Prospectus.

      The International Diversified Equities Portfolio will also invest in emerging country equity securities. As used with respect to this Portfolio, the term "emerging country" applies to any country which, in the opinion of the Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Subadviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may invoke unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portions of the Portfolio that is invest in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:


            Argentina         Indonesia         Portugal          Thailand
            Brazil            Mexico            South Africa      Turkey
            India             Philippines       South Korea

      As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

      An emerging country security is one issued by a company that, in the opinion of the Subadviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

      FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").

      A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.

      An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

      Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.

      Each Portfolio may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.

      In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts entered into. As evidence of this hedging intent, each of the Global Bond, High-Yield Bond, Worldwide High Income, Asset Allocation, Venture Value, Global Equities and International Diversified Equities Portfolios expect that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets. In addition, subject to the limitation on margin deposits described above, a Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

      Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account with the Trust's custodian an amount of cash, U.S. government securities or other liquid high grade debt securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.

      OPTIONS - Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the Global Equities Portfolio, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.

      Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer.

Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

      An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates which otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities which a Portfolio intends to purchase at a later date.

      CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS. The Corporate Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel and Asset Allocation Portfolios may invest in high-yield bonds. These bonds present certain risks which are discussed below:

      Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

      Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

      CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Utility Portfolio may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

      In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadviser believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

      In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction);
(iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.

      Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

      In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

      Electric. The electric utility industry is composed of companies that are engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

      In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

      Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

      Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

      Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

      Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

      CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

      The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties.

Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs which in turn will ultimately evidence interests in mortgage loans.

      Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

      CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of Collateralized Mortgage Obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

      WARRANTS. The Corporate Bond, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although certain of the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed-income and equity securities or securities to which warrants are attached.



                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

      COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

      Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

      The short-term ratings of Fitch Investor Services, Inc. ("Fitch") apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality -Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality -Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default -Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

      Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

      CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

      Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculative. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

      Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC issues are considered to have certain identifiable characteristics which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time. Issues rated C are in imminent default in payment of interest or principal. DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

      Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation which indicates where within the respective category the issue is placed.

      BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.


                             INVESTMENT RESTRICTIONS

      The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than

50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.


           INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

      The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

      1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

      2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

      4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

      5. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Portfolio may, however, enter into repurchase agreements.

      6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

      7.   Pledge or hypothecate its assets.

      8. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

      9. Invest in puts, calls, straddles, spreads or any combination thereof.

      10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

      11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

      Notwithstanding investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted a more restrictive policy (which may be changed by the trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of investment restriction Number 9 above.

           INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO,
   GLOBAL BOND PORTFOLIO, HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH INCOME PORTFOLIO, BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO, SUNAMERICA BALANCED
  PORTFOLIO, ASSET ALLOCATION PORTFOLIO, GROWTH-INCOME PORTFOLIO, AGGRESSIVE
    GROWTH PORTFOLIO, ALLIANCE GROWTH PORTFOLIO, GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO, PROVIDENT GROWTH PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE VALUE PORTFOLIO, UTILITY PORTFOLIO, GLOBAL EQUITIES PORTFOLIO AND
                 INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

      The Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, SunAmerica Balanced Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Aggressive Growth Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Federated Value Portfolio, Venture Value Portfolio, Utility Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:

      1. Other than the Global Bond, Worldwide High Income and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

      2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, International Diversified Equities and Worldwide High Income Portfolios.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

      4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

      5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

      6. Invest in companies for the purpose of exercising control or management.

      7. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; and (c) with respect to the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Asset Allocation, Growth-Income, Aggressive Growth, Federated Value, Venture Value, Utility, Global Equities and International Diversified Equities Portfolios, the lending of its portfolio securities.

      8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of one-third of the value of a Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage. A Portfolio, other than the Worldwide High Income and Aggressive Growth Portfolios, will not purchase additional securities while the value of their borrowings exceeds 5% of its total assets. Notwithstanding the foregoing, the Worldwide High Income and Aggressive Growth Portfolios may borrow for investment purposes.

      9. Purchase securities on margin.

      10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may pledge units in reverse repurchase agreements.

      11. Sell securities short except to the extent that a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short. This restriction does not preclude the segregation of assets by the Worldwide High Income and Aggressive Growth Portfolios in connection with short sales of securities that it does not contemporaneously own or have the right to acquire without additional cost.

      12. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization); provided, however, that (a) the Global Equities Portfolio may purchase securities of a closed-end investment company, (b) to the extent permitted by applicable law and approved by the Trustees, the Asset Allocation and Global Bond Portfolios may invest uninvested cash balances in any money market fund for which their respective Subadvisers or any affiliate thereof acts as investment adviser, and (c) the Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Federated Value, Venture Value, Utility, International Diversified Equities and Aggressive Growth Portfolios may purchase securities of other investment companies; provided, however, that in each case (i) a Portfolio owns no more than 3% of the total outstanding voting stock of any investment company, (ii) no more than 5% of the value of a Portfolio's total assets are invested in securities of any investment company, and (iii) no more than 10% of such value is invested in investment companies in the aggregate.

      13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

      In addition to the foregoing, the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, SunAmerica Balanced, Asset Allocation, Growth-Income, Aggressive Growth, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Federated Value, Venture Value, Utility, Global Equities and International Diversified Equities Portfolios have each adopted a non-fundamental policy (which may be changed by the Trustees without shareholder approval) of not entering into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.


                           TRUST OFFICERS AND TRUSTEES

            The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022.


Name, Age and Position(s)              Principal Occupation(s) During Past
 Held with the Trust                   Five Years
-------------------------------        -------------------------------------
RICHARDS D. BARGER, 67, Trustee        Senior Partner, Law Firm of Barger &
                                       Wolen; former Director, Anchor
                                       National Life Insurance Company
                                       ("Anchor National")(from 1980 to 1986).


FRANK L. ELLSWORTH, 52, Trustee        President, the Independent Colleges of
                                       Southern California (1991-present);
                                       President and Professor of Political
                                       Studies, Pitzer College (1979-1991).


NORMAN J. METCALFE, 53, Trustee*       Vice Chairman and Chief Financial
                                       Officer, The Irvine Company (March
                                       1993 to Present); Executive Vice
                                       President (1986-1992) and Director
                                       (1984-1993), SunAmerica Inc.;
                                       formerly, President, SunAmerica
                                       Investments, Inc.(1988-1992); and
                                       Executive Vice President and Director,
                                       Anchor National (1986-1992).


JAMES K. HUNT, 44, Trustee,            Executive Vice President, SunAmerica
Chairman and President(*)              Investments, Inc. (1993 to present);
                                       President, SunAmerica Corporate
                                       Finance (since January 1994); Senior
                                       Vice President, SunAmerica
                                       Investments, Inc. (1990-1993).

SCOTT L. ROBINSON, 49, Senior Vice     Senior Vice President and Controller,
President, Treasurer and Controller    SunAmerica Inc. (since 1991); Senior
                                       Vice President of Anchor National
                                       (since 1988); Vice President and
                                       Controller, SunAmerica Inc.
                                       (1986-1991), (joined SunAmerica Inc.
                                       in 1978).

SUSAN L. HARRIS, 38,                   Senior Vice President (since November
Vice President, Counsel and            1995), Secretary (since 1989) and
Secretary                              General Counsel - Corporate Affairs
                                       (since December 1994), SunAmerica
                                       Inc.; Senior Vice President and
                                       Secretary, Anchor National (since
                                       1990); Joined SunAmerica Inc. in 1985.

PETER C. SUTTON, 31                    Vice President, SunAmerica Asset
Vice President                         Management Corp.(since September 1994;
                                       Treasurer, SunAmerica Funds (since
                                       February, 1996); Controller, SunAmerica
                                       Mutual Funds (1993-1996); Assistant
                                       Controller, SunAmerica Mutual Funds
                                       (1990-1993).

-----------------

     * A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

      The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.

      The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1995.

                               COMPENSATION TABLE

----------------------------------------------------------------------------------
                                             Pension or        Total Compensation
                                             Retirement        from Registrant
                        Aggregate            Benefits Accrued  and Fund Complex
                        Compensation         as Part of Fund   Paid to Trustees(*)
Trustee                 from Registrant      Expenses
----------------------------------------------------------------------------------
Richards D. Barger          $7,000                  -           $20,000
----------------------------------------------------------------------------------
Frank L. Ellsworth          $7,000                  -           $20,000
----------------------------------------------------------------------------------
Norman J. Metcalfe          $7,000                  -           $20,000
----------------------------------------------------------------------------------

* Information is as of November 30, 1995 for the two Funds in the complex which pay fees to these directors/trustees (the Trust and Anchor Pathway Fund).




                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

      The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs.

      The Investment Advisory and Management Agreement (except with respect to the SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios) continues in effect from year to year, in accordance with its terms, unless terminated, and may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. With respect to the SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios, the Agreement will continue in effect until September 16, 1997, unless terminated, and may be renewed from year to year thereafter in the manner set forth above. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.

      The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to Federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

      Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or ommission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

      As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1995, 1994 and 1993.

                                  ADVISORY FEES


-------------------------------------------------------------------------------
           Portfolio                      1995           1994              1993*
-------------------------------------------------------------------------------
Cash Management                       $  438,400       $324,890         $ 63,788
--------------------------------------------------------------------------------
Corporate Bond
(formerly, Fixed Income)              $  144,546       $117,895         $ 17,489
--------------------------------------------------------------------------------
Global Bond                           $  365,313       $291,574         $ 41,215
--------------------------------------------------------------------------------
High-Yield Bond                       $  478,203       $390,246         $111,701
--------------------------------------------------------------------------------
Worldwide High Income                 $  143,765       $  9,545**            n/a
--------------------------------------------------------------------------------
Balanced/Phoenix
Investment Counsel                    $   92,499       $    745**            n/a
--------------------------------------------------------------------------------
Asset Allocation                      $1,000,248       $547,474         $ 53,709
--------------------------------------------------------------------------------
Growth-Income                         $  794,078       $475,666         $108,293
--------------------------------------------------------------------------------
Alliance Growth                       $  635,979       $287,322         $ 53,308
--------------------------------------------------------------------------------
Growth/Phoenix Investment
Counsel                               $  835,634       $642,732         $164,746
--------------------------------------------------------------------------------
Provident Growth                      $  785,809       $532,538         $142,566
--------------------------------------------------------------------------------
Venture Value                         $  504,014       $  1,592**            n/a
--------------------------------------------------------------------------------
Global Equities                       $1,185,831       $884,882         $102,011
--------------------------------------------------------------------------------
International Diversified
Equities                              $  283,908       $ 10,202**            n/a
--------------------------------------------------------------------------------


*     For the period 2/9/93 (commencement of operations) through 11/30/93

**    For the period 10/28/94 (commencement of operations) through 11/30/94

      PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser during the quarter.

      The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and have undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser.

                             SUBADVISORY AGREEMENTS

      Alliance Capital Management L.P. ("Alliance"), Goldman Sachs Asset Management ("GSAM"), a separate division of Goldman, Sachs & Co., Goldman Sachs Asset Management International, ("GSAM-International"), an affiliate of Goldman, Sachs & Co., Morgan Stanley Asset Management Inc., Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P. and Federated Investment Counseling act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

      The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:


-----------------------------------------------------------------------------------
Subadviser         Portfolio                 Fee
-----------------------------------------------------------------------------------
Alliance           Alliance Growth and       .35% on the first $50 million
                   Growth-Income Portfolios  .30% on the next $100 million
                                             .25% on the next $150 million
                                             .20% on the next $200 million
                                             .15% thereafter
                   ----------------------------------------------------------------
                   Global Equities           .50% on the first $50 million
                   Portfolio                 .40% on the next $100 million
                                             .30% on the next $150 million
                                             .25% thereafter
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Davis Selected     Venture Value Portfolio   .45% on the first $100 million
Advisers, L.P.                               .40% on the next $400 million
                                             .35% thereafter
-----------------------------------------------------------------------------------
Federated          Corporate Bond            .30% on the first $25 million
Investment         Portfolio                 .25% on the next $25 million
Counseling                                   .20% on the next $100 million
                                             .15% thereafter
                   ----------------------------------------------------------------
                   Federated Value and       .55% on the first $20 million
                   Utility Portfolios        .35% on the next $30 million
                                             .25% on the next $100 million
                                             .20% on the next $350 million
                                             .15% thereafter
-----------------------------------------------------------------------------------
GSAM               Asset Allocation          .40% on the first $50 million
                   Portfolio                 .30% on the next $100 million
                                             .25% on the next $100 million
                                             .20% thereafter
-----------------------------------------------------------------------------------
GSAM-International Global Bond Portfolio     .40% on the first $50 million
                                             .30% on the next $100 million
                                             .25% on the next $100 million
                                             .20% thereafter
-----------------------------------------------------------------------------------
Morgan Stanley     International             .65% on the first $350 million
Asset Management   Diversified Equities and  .60% thereafter
Inc.               Worldwide High Income
                   Portfolios
-----------------------------------------------------------------------------------
Phoenix            Growth/Phoenix            .35% on the first $50 million
Investment         Investment Counsel and    .30% on the next $100 million
Counsel, Inc.      Balanced/Phoenix          .25% on the next $150 million
                   Investment Counsel        .20% on the next $200 million
                   Portfolios                .15% thereafter
-----------------------------------------------------------------------------------
Provident          Provident Growth          .50% on the first $50 million
Investment         Portfolio                 .45% on the next $100 million
Counsel, Inc.                                .35% on the next $100 million
                                             .30% on the next $100 million
                                             .25% thereafter
-----------------------------------------------------------------------------------

      The following table sets forth the fees paid to the Subadvisers for the fiscal years ended November 30, 1995, 1994 and 1993.

                                SUBADVISORY FEES

-------------------------------------------------------------------------------
    Subadviser          Portfolio          1995         1994         1993
-------------------------------------------------------------------------------
                   Alliance Growth       $306,832     $143,523     $26,654***
Alliance
                   ------------------------------------------------------------
                   Growth-Income         $379,671     $232,937     $52,638**
                   ------------------------------------------------------------
                   Global Equities       $616,892     $467,441     $56,673**
-------------------------------------------------------------------------------
Davis Selected
Advisers, L.P.     Venture Value         $281,866     $    895*        n/a
-------------------------------------------------------------------------------
                   Asset Allocation
GSAM                                     $485,722     $275,339     $28,273***
                   ------------------------------------------------------------
                   Corporate Bond        $ 72,273     $ 58,947     $ 8,745***
-------------------------------------------------------------------------------
GSAM International
                   Global Bond           $194,306     $155,506     $21,981***
-------------------------------------------------------------------------------
                   Growth/Phoenix
Phoenix            Investment Counsel
Investment                               $399,134     $310,107     $82,113**
Counsel, Inc.
                   ------------------------------------------------------------
                   Balanced/
                   Phoenix Invest-ment
                   Counsel               $ 46,249     $    372*        n/a
-------------------------------------------------------------------------------
Provident
Investment         Provident Growth
Counsel, Inc.                            $452,955     $310,398     $83,862**
-------------------------------------------------------------------------------
                   Worldwide High
Morgan Stanley     Income                $ 93,447     $  6,204*        n/a
Asset Management
Inc.
                   ------------------------------------------------------------
                   International
                   Diversified Equities
                                         $184,540     $  6,631*       n/a
-------------------------------------------------------------------------------

*     For the period 10/28/94 (commencement of operations) through 11/30/94
**    For the period 2/9/93 (commencement of operations) through 11/30/93
***   For the period 7/1/93 (commencement of operations) through 11/30/93

      The Subadvisory Agreements (with the exception of the SunAmerica Balanced, Aggressive Growth, Federated Value, and Utility Portfolios) continue in effect from year to year, so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements with respect to Corporate Bond, Federated Value and Utility Portfolios will expire on April 18, 1998. They may be renewed from year to year thereafter, so long as such continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon 60 days' prior notice.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


   The following table sets forth the Portfolios' capital loss carryover for the fiscal year ended November 30, 1995.

                             CAPITAL LOSS CARRYOVER*

----------------------------------------------------------------------
              Portfolio                             1995
----------------------------------------------------------------------
Corporate Bond                                   $  291,703
----------------------------------------------------------------------
Global Bond                                      $  889,577
----------------------------------------------------------------------
High-Yield Bond                                  $9,010,069
----------------------------------------------------------------------
Provident Growth                                 $3,161,237
----------------------------------------------------------------------
International Diversified Equities               $  211,683
----------------------------------------------------------------------

* To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2003


                                 PRICE OF SHARES

   Shares of the Trust are currently offered only to the Variable Separate Account. The price paid for shares, the offering price, is the net asset value per share calculated once daily at the close of regular trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

   Stocks and convertible bonds and debentures traded on the New York Stock Exchange are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

   A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

   It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

   A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or subadviser.

   The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust and research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Trust.

   In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the Securities and Exchange Commission (the "SEC"), permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

   Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

   The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1995, 1994 and 1993.

                           1995 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------
                                                              Percentage paid
                           Aggregate      Amount paid to      to Affiliated
       Portfolio           Brokerage        Affiliated        Broker-Dealers
                          Commissions     Broker-Dealers
-------------------------------------------------------------------------------
Cash Management             $      0          $     0                  0%
-------------------------------------------------------------------------------
Corporate Bond*             $    562          $   562                100%
-------------------------------------------------------------------------------
Global Bond                 $      0          $     0                  0%
-------------------------------------------------------------------------------
High-Yield Bond             $  9,100          $     0                  0%
-------------------------------------------------------------------------------
Worldwide High Income       $      0          $     0                  0%
-------------------------------------------------------------------------------
Balanced/Phoenix
Investment Counsel          $ 49,029          $     0                  0%
-------------------------------------------------------------------------------
Asset Allocation*           $331,914          $35,946              10.83%
-------------------------------------------------------------------------------
Growth-Income               $262,353          $     0                  0%
-------------------------------------------------------------------------------
Alliance Growth             $353,849          $     0                  0%
-------------------------------------------------------------------------------
Growth/Phoenix
Investment Counsel          $548,063          $     0                  0%
-------------------------------------------------------------------------------
Provident Growth            $118,520          $     0                  0%
-------------------------------------------------------------------------------
Venture Value               $184,729          $     0                  0%
-------------------------------------------------------------------------------
Global Equities             $630,010          $     0                  0%
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
International
Diversified Equities        $117,482          $     0                  0%
-------------------------------------------------------------------------------


* For the fiscal year ended November 30, 1995, the percentage of the aggregate dollar amount of the transactions involving the payment of commissions effected through affiliated brokers with respect to the Corporate Bond Portfolio and Asset Allocation Portfolio were 10.34% and 100%, respectively.

                           1994 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------
                                                                 Percentage Paid
                            Aggregate      Amount paid to     to Affiliated
       Portfolio            Brokerage        Affiliated       Broker-Dealer
                           Commissions      Broker-Dealer
-------------------------------------------------------------------------------
Cash Management                       $      0          $     0              0%
-------------------------------------------------------------------------------
Corporate Bond                        $      0          $     0              0%
-------------------------------------------------------------------------------
Global Bond                           $      0          $     0              0%
-------------------------------------------------------------------------------
High-Yield Bond                       $  4,927          $     0              0%
-------------------------------------------------------------------------------
Worldwide High Income                 $      0*         $     0*             0%*
-------------------------------------------------------------------------------
Balanced/Phoenix
Investment Counsel                    $  1,586*         $     0*             0%*
-------------------------------------------------------------------------------
Asset Allocation                      $130,727          $10,637            8.1%
-------------------------------------------------------------------------------
Growth-Income                         $187,474          $15,012**          8.0%
-------------------------------------------------------------------------------
Alliance Growth                       $195,332          $ 4,162**          2.1%
-------------------------------------------------------------------------------
Growth/Phoenix
Investment Counsel                    $484,811          $ 8,300            1.7%
-------------------------------------------------------------------------------
Provident Growth                      $118,276          $ 3,963**          3.4%
-------------------------------------------------------------------------------
Venture Value                         $  4,404*         $     0*             0%*
-------------------------------------------------------------------------------
Global Equities                       $350,958          $17,858**          5.1%
-------------------------------------------------------------------------------
International
Diversified Equities                  $ 24,476*         $ 6,194*          25.3%*
-------------------------------------------------------------------------------

 *    For the period 10/28/94 (commencement of operations) through 11/30/94

** All brokerage commissions paid were directed to broker-dealers for research services provided.

                           1993 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------
                                                               Percentage paid
                             Aggregate      Amount paid to     to Affiliated
        Portfolio            Brokerage        Affiliated       Broker-Dealer
                            Commissions     Broker-Dealers
-------------------------------------------------------------------------------
Cash Management*             $      0          $     0                0%
--------------------------------------------------------------------------------
Corporate Bond**             $      0          $     0                0%
--------------------------------------------------------------------------------
Global Bond**                $      0          $     0                0%
--------------------------------------------------------------------------------
High-Yield Bond*             $      0          $     0                0%
--------------------------------------------------------------------------------
Asset Allocation**           $ 38,831          $10,932             28.2%
--------------------------------------------------------------------------------
Growth-Income*               $ 72,840          $ 1,197***           1.6%
--------------------------------------------------------------------------------
Alliance Growth*             $ 37,660          $ 1,208***            3.2%
--------------------------------------------------------------------------------
Growth/Phoenix
Investment Counsel*          $187,966          $18,973             10.1%
--------------------------------------------------------------------------------
Provident Growth*            $ 55,938          $   870***           1.6%
--------------------------------------------------------------------------------
Global Equities*             $ 46,237          $   553***           1.2%
--------------------------------------------------------------------------------

*     For the period 2/9/93 (commencement of operations) through 11/30/93

**    For the period 7/1/93 (commencement of operations) through 11/30/93

*** All brokerage commissions paid were directed to broker-dealers for research services provided.

   The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

   The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

   If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or subadvisers may serve on investment advisory committees, which will consult with the subadviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

   It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.


                               GENERAL INFORMATION

   CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

   INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. Price Waterhouse LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC.

   REPORTS TO SHAREHOLDERS - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

   SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

   Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

   REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS

   Set forth following this Statement of Additional Information are the audited financial statements of the Trust with respect to the fiscal year ended November 30, 1995 and the unaudited financial statements for the period ended November 30, 1996.

---------------------

    SUNAMERICA SERIES TRUST

              CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO--NOVEMBER 30, 1995


                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES--102.2%                         AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------

                    CERTIFICATE OF DEPOSIT--1.1%
                    Fuji Bank Ltd. 6.00% due 12/28/95....................................    $1,000,000    $1,000,091
                                                                                                           -----------
                    TOTAL CERTIFICATE OF DEPOSIT (cost $1,000,022).......................                   1,000,091
                                                                                                           -----------
                    CORPORATE SHORT-TERM NOTES--91.2%
                    Abbey National North America 5.71% due 1/05/96.......................    2,000,000      1,988,858
                    AT&T Corp. 5.70% due 1/10/96.........................................    2,000,000      1,986,986
                    Bass Finance (C.I.) Ltd. 5.70% due 12/12/95..........................    1,000,000        998,249
                    Bear Stearns & Co., Inc. 5.93% due 12/28/95(1).......................    2,500,000      2,500,000
                    Bear Stearns & Co., Inc. 6.14% due 11/30/96..........................    1,000,000      1,001,140
                    BHF Finance (DE), Inc. 5.68% due 12/05/95............................    3,000,000      2,998,047
                    BIL North America, Inc. 5.70% due 1/09/96............................    3,000,000      2,980,935
                    Cemex S.A. 5.69% due 2/22/96.........................................    1,000,000        986,747
                    Chemical Banking Corp. 5.72% due 1/31/96.............................    2,000,000      1,980,229
                    Corporacion Andina de Formento 5.74% due 1/31/96.....................    4,000,000      3,961,009
                    Cosco Co., Ltd. 5.72% due 2/13/96....................................    2,000,000      1,976,500
                    Countrywide Funding Corp. 5.80% due 12/07/95.........................    1,000,000        999,033
                    CPC International, Inc. 5.71% due 1/12/96............................    2,500,000      2,483,170
                    Duracell, Inc. 5.84% due 12/13/95....................................    1,000,000        998,053
                    Equitable Life Assured Society of the U.S. 5.85% due 12/04/95........    2,592,000      2,590,736
                    Fayette Funding L.P. 5.73% due 2/14/96...............................    3,000,000      2,964,343
                    Ford Motor Credit Co. 9.85% due 5/03/96..............................    1,500,000      1,524,510
                    Golden Peanut Co. 5.65% due 2/21/96..................................    2,000,000      1,973,809
                    Goldman Sachs & Co. 5.98% due 2/15/96*...............................    1,000,000        987,851
                    Goldman Sachs Group L.P. 5.60% due 4/09/96...........................    1,000,000        978,687
                    Goldman Sachs Group L.P. 5.60% due 4/17/96...........................    1,000,000        979,913
                    Indosuez North American, Inc. 5.71% due 1/04/96......................    3,000,000      2,983,952
                    Iowa Student Loan Liquidity Corp. 5.77% due 12/07/95.................    3,084,000      3,081,034
                    JMG Funding L.P. 5.73% due 1/17/96...................................    2,000,000      1,984,762
                    Kaiser Foundation Hospitals 5.70% due 1/04/96........................    1,000,000        994,678
                    Liberty Mutual Capital 8.50% due 7/08/96.............................    2,000,000      2,033,625
                    Mayne Nickless Ltd. 5.75% due 2/07/96................................    2,000,000      1,978,073
                    Merrill Lynch & Co., Inc. 5.68% due 2/20/96..........................    1,000,000        984,803
                    Merrill Lynch & Co., Inc. 5.70% due 1/16/96..........................    2,000,000      1,985,113
                    Merrill Lynch & Co., Inc. 5.70% due 3/06/96..........................    1,000,000        987,062
                    Morgan J P & Co., Inc. 5.58% due 1/03/96.............................    3,000,000      2,984,505
                    Morgan Stanley Group, Inc. 5.75% due 1/30/96.........................    2,000,000      1,980,867
                    NBD Bank N.A., Indianapolis 6.40% due 4/25/96........................    2,000,000      2,004,240
                    October Corp. 5.85% due 12/21/95.....................................    2,000,000      1,993,500
                    PNC Bank N.A., Pittsburgh 5.75% due 12/14/95(1)......................    3,000,000      3,003,330
                    Quebec (Province of) 5.70% due 1/30/96...............................    3,000,000      2,970,974
                    Sanwa Business Credit Corp. 5.80% due 12/11/95.......................    3,000,000      2,995,167
                    Southland Corp. 5.70% due 3/05/96....................................    3,000,000      2,954,880
                    SRD Finance, Inc. 6.05% due 1/18/96..................................    2,000,000      1,984,374
                    TMI-1 Fuel Corp. 5.78% due 1/11/96...................................    2,000,000      1,986,834
                    World Savings & Loan Association 4.88% due 3/01/96...................    1,000,000        997,644
                                                                                                           -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $82,705,217)..................                  82,708,222
                                                                                                           -----------


                                                           ---------------------

                                                                                             PRINCIPAL
                                      SHORT-TERM SECURITIES (continued)                       AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--4.4%
                    Illinois Student Assistance Commission 5.97% due 12/05/95(1).........    $2,000,000   $ 2,000,000
                    New Hampshire State Industrial Development Authority, Revenue 5.85%
                      due 2/13/96........................................................     2,000,000     2,000,000
                                                                                                          -----------
                    TOTAL MUNICIPAL BONDS (cost $4,000,000)..............................                   4,000,000
                                                                                                          -----------
                    TIME DEPOSIT--5.5%
                    Cayman Island Time Deposit with Mitsubishi Bank
                      5.88% due 12/01/95 (cost $5,000,000)...............................     5,000,000     5,000,000
                                                                                                          -----------
                    TOTAL SHORT-TERM SECURITIES (cost $92,705,239).......................                  92,708,313
                                                                                                          -----------
                    REPURCHASE AGREEMENT--1.1%
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--1.1%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $973,000)....................................................       973,000       973,000
                                                                                                          -----------
                    TOTAL INVESTMENTS--
                      (cost $93,678,239)                                           103.3%                  93,681,313
                    Liabilities in excess of other assets--                         (3.3)                  (2,950,120)
                                                                                   -----                  -----------
                    NET ASSETS--                                                   100.0%                 $90,731,193
                                                                                   =====                  ===========



              -----------------------------


               *  Resale restricted to qualified institutional buyers



              (1) Variable rate security; maturity date reflects next reset date


              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FIXED INCOME PORTFOLIO               INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                                            BONDS & NOTES--97.4%                            AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--1.2%
                    Housing--1.2%
                    News America Holdings, Inc. 7.50% 2000...............................  $ 150,000     $  156,927
                    News America Holdings, Inc. 9.13% 1999...............................    175,000        192,806
                                                                                                         -----------
                                                                                                            349,733
                                                                                                         -----------
                    CONSUMER STAPLES--0.9%
                    Food, Beverage & Tobacco--0.9%
                    RJR Nabisco, Inc. 8.00% 2001.........................................     75,000         76,202
                    RJR Nabisco, Inc. 8.63% 2002.........................................    185,000        190,866
                                                                                                         -----------
                                                                                                            267,068
                                                                                                         -----------
                    ENERGY--3.3%
                    Energy Services--3.3%
                    Arkla, Inc. 9.20% 1997...............................................     65,000         68,089
                    Arkla, Inc. 9.88% 1997...............................................    315,000        328,725
                    National Power Corp. 7.63% 2000......................................     60,000         59,250
                    Oryx Energy Co. 9.30% 1996...........................................    200,000        201,782
                    Oryx Energy Co. 9.50% 1999...........................................    140,000        149,926
                    Tosco Corp. 7.00% 2000...............................................    175,000        173,250
                                                                                                         -----------
                                                                                                            981,022
                                                                                                         -----------
                    FINANCE--27.7%
                    Banks--10.3%
                    Auburn Hills Trust 12.00% 2020(2)....................................    140,000        213,802
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............    390,000        390,000
                    BankAmerica Corp. 7.75% 2002.........................................    100,000        107,761
                    BanPonce Financial Corp. 5.17% 1996..................................    175,000        173,966
                    Capital One Bank 7.48% 1996..........................................    575,000        575,857
                    Continental Bank NA 12.50% 2001......................................    300,000        384,204
                    Corporacion Andina de Fomento 7.25% 1998.............................    210,000        208,950
                    Corporacion Andina de Fomento 7.38% 2000.............................     70,000         71,059
                    First USA Bank 8.10% 1997............................................    250,000        255,800
                    Security Pacific Corp. 11.50% 2000...................................    275,000        336,889
                    Signet Banking Corp. 9.63% 1999......................................    300,000        330,054
                    Financial Services--17.4%
                    App International Finance Co. BV 10.25% 2000.........................     20,000         19,700
                    Case Equipment Loan Trust 7.30% 2002.................................    261,543        267,014
                    Chrysler Financial Corp. 5.98% 1997(1)...............................    100,000        100,111
                    Chrysler Financial Corp. 10.34% 2008(2)..............................    200,000        203,636
                    Countrywide Funding Corp. 7.73% 2001.................................     50,000         53,332
                    Countrywide Funding Corp. 8.43% 1999.................................    175,000        189,010
                    Discover Card Trust 7.20% 1998.......................................    208,333        208,398
                    Financiera Energet 6.63% 1996........................................    410,000        408,462
                    First USA, Inc. 5.05% 1995...........................................    200,000        199,854
                    Ford Capital BV 9.50% 2001...........................................    400,000        460,212
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................    200,000        204,312
                    Ford Credit Grantor Trust 7.30% 1999.................................     73,206         74,418
                    General Motors Acceptance Corp. 6.30% 2099...........................    412,358        413,904
                    General Motors Acceptance Corp. 7.13% 2000...........................     90,000         93,565
                    General Motors Acceptance Corp. 7.50% 1997...........................     75,000         77,263
                    General Motors Acceptance Corp. 7.63% 1998...........................    175,000        181,484
                    Premier Auto Trust 4.75% 2000........................................    189,015        187,125


                                                           ---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Premier Auto Trust 4.90% 1998........................................  $ 105,880     $  105,019
                    Premier Auto Trust 7.90% 1999........................................    120,000        124,161
                    Resolution Funding Corp. zero coupon 2020............................    680,000        134,273
                    Resolution Funding Corp. zero coupon 2021............................    640,000        124,928
                    Sears Credit Account Master Trust 7.00% 2004.........................     80,000         83,225
                    Sears Credit Account Master Trust 8.10% 2004.........................    270,000        290,755
                    Standard Credit Card Master Trust 6.25% 1998.........................    260,000        261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................    300,000        320,154
                    Standard Credit Card Master Trust 8.25% 2003.........................    310,000        342,451
                                                                                                         -----------
                                                                                                          8,176,164
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.7%
                    Aerospace & Military Technology--0.4%
                    British Aerospace PLC 7.55% 1997*....................................    100,000        101,711

                    Multi-Industry--1.3%
                    Tenneco, Inc. 10.00% 1998............................................    350,000        383,982
                                                                                                         -----------
                                                                                                            485,693
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--3.8%
                    Broadcasting & Media--3.3%
                    Lenfest Communications, Inc. 8.38% 2005..............................    105,000        104,737
                    Tele-Communications, Inc. 7.00% 1997.................................    200,000        202,704
                    Tele-Communications, Inc. 9.65% 2003.................................    150,000        169,005
                    Time Warner, Inc. 7.45% 1998.........................................    290,000        297,233
                    Time Warner, Inc. 7.98% 2004.........................................    200,000        209,960

                    Leisure & Tourism--0.5%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................    130,000        130,917
                                                                                                         -----------
                                                                                                          1,114,556
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--3.2%
                    Communication Equipment--1.5%
                    Cablevision Industries Corp. 10.75% 2002.............................    420,000        454,650

                    Computers & Business Equipment--1.7%
                    Comdisco, Inc. 7.33% 1997............................................    200,000        203,028
                    Comdisco, Inc. 9.75% 1997............................................    275,000        286,148
                                                                                                         -----------
                                                                                                            943,826
                                                                                                         -----------
                    MATERIALS--0.2%
                    Forest Products--0.2%
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000..........................     70,000         66,150
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--3.7%
                    Foreign Government--3.7%
                    Petroleo Brasileiro SA 8.75% 1996(1).................................    250,000        249,830
                    Quebec Province Canada 13.25% 2014...................................    290,000        367,865
                    Republic of Argentina Bote II 5.90% 1997(2)..........................    540,000        209,520
                    Republic of Columbia 9.25% 2000(1)...................................    250,000        252,060
                                                                                                         -----------
                                                                                                          1,079,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--51.2%
                    U.S. Government & Agencies--51.2%
                    Federal Home Loan Bank 8.59% 2000....................................     70,000         70,218
                    Federal Home Loan Mortgage Corp. 6.83% 2002..........................    150,000        152,554
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................  2,250,000      2,250,697
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................  1,000,000      1,017,810
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................    110,000        113,180


---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    Federal National Mortgage Association 7.00% TBA...................... $1,000,000     $1,011,560
                    Federal National Mortgage Association 8.79% 2002.....................     60,000         60,300
                    Government National Mortgage Association 7.50% TBA...................  1,000,000      1,020,620
                    Government National Mortgage Association 8.00% TBA...................  2,000,000      2,069,360
                    Government National Mortgage Association 9.50% TBA...................  1,000,000      1,070,000
                    United States Treasury Bonds 8.00% 2021..............................    165,000        201,429
                    United States Treasury Bonds 8.75% 2020..............................    440,000        576,057
                    United States Treasury Bonds 11.13% 2003@............................     60,000         79,828
                    United States Treasury Bonds 13.75% 2004.............................    720,000      1,107,000
                    United States Treasury Bonds Strip zero coupon 2020@.................  1,220,000        251,198
                    United States Treasury Bonds Strip zero coupon 2004@.................  3,310,000      1,966,372
                    United States Treasury Notes 7.25% 2004..............................    150,000        164,859
                    United States Treasury Notes 7.38% 1997..............................    800,000        828,752
                    United States Treasury Notes 7.50% 1999..............................    820,000        876,244
                    United States Treasury Notes 7.75% 2000..............................    190,000        205,379
                                                                                                         -----------
                                                                                                         15,093,417
                                                                                                         -----------
                    UTILITIES--0.5%
                    Electric Utilities--0.5%
                    Central Maine Power Co. 7.45% 1999...................................    155,000        161,423
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $28,206,756).......................                28,718,327
                                                                                                         -----------
                    SHORT-TERM SECURITIES--0.6%
                    ------------------------------------------------------------------------------------------------
                    FOREIGN SHORT-TERM NOTES--0.6%
                    Petroleo Brasileiro 8.38% due 12/15/95...............................    120,000        119,622
                    Republic of Argentina 9.50% due 12/04/95.............................     70,000         70,000
                                                                                                         -----------
                    TOTAL SHORT-TERM SECURITIES (cost $189,622)..........................                   189,622
                                                                                                         -----------
                    REPURCHASE AGREEMENTS--27.9%
                    ------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS--27.9%
                    Agreement with Morgan Stanley Group, Inc., bearing interest of 5.87%
                      dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $5,000,815 and collateralized by $3,610,000 U.S. Treasury Bonds
                      13.375% due 8/15/01................................................  5,000,000      5,000,000
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $3,212,513 and collateralized by $2,950,000 U.S. Treasury Notes
                      7.75% due 12/31/99@................................................  3,212,000      3,212,000
                                                                                                         -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $8,212,000)........................                 8,212,000
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                      (cost $36,608,378)                                           125.9%                37,119,949
                    Liabilities in excess of other assets--                        (25.9)                (7,645,429)
                                                                                   ------                -----------
                    NET ASSETS--                                                   100.0%               $29,474,520
                                                                                   ======               ============




              -----------------------------


              *   Resale restricted to qualified institutional buyers



              (1) Fair valued security; see Note 2



              (2) Variable rate security; rate as of November 30, 1995



              TBA-- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.


                                                           ---------------------

              @ The security or a portion thereof represents collateral for the following open futures contracts:





                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------------

                                                                                                                  UNREALIZED
                    NUMBER OF                                            EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                    DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    ----------------------------------------------------------------------------------------------------------
                      2 Long    90 Day Euro Dollar...................  December 1995          $ 471,300           $      584
                      1 Long    90 Day Euro Dollar...................  March 1996               236,700                1,417
                      1 Long    90 Day Euro Dollar...................  June 1996                236,975                2,093
                      1 Long    90 Day Euro Dollar...................  September 1996           236,950                2,417
                      1 Long    90 Day Euro Dollar...................  December 1996            236,700                2,618
                      1 Long    90 Day Euro Dollar...................  March 1997               236,650                2,643
                     17 Long    U.S. Long Bond.......................  December 1995          2,029,906               31,739
                      8 Long    U.S. 5 Year Note.....................  March 1996               877,000                3,189
                     8 Short    U.S. 10 Year Note....................  March 1996               907,000               (6,811)
                                                                                                                --------------
                                Net Unrealized Appreciation................................................       $   39,889
                                                                                                                ==============



              See Notes to Financial Statements


---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO                INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                             (DENOMINATED IN
                                        FOREIGN BONDS & NOTES--61.9%                         LOCAL CURRENCY)          VALUE
                    ------------------------------------------------------------------------------------------------------------

                    BELGIUM--2.8%
                    Kingdom of Belgium 6.50% 2005........................................       50,000,000         $ 1,650,690
                                                                                                                 ---------------
                    CANADA--7.0%
                    Government of Canada 7.50% 2000......................................        5,500,000           4,178,138
                                                                                                                 ---------------
                    DENMARK--7.6%
                    Kingdom of Denmark 8.00% 2006........................................       16,000,000           2,968,654
                    Kingdom of Denmark 9.00% 2000........................................        8,000,000           1,576,865
                                                                                                                 ---------------
                                                                                                                     4,545,519
                                                                                                                 ---------------
                    FRANCE--12.5%
                    Government of France 7.00% 1999......................................       15,000,000           3,104,298
                    Government of France 8.25% 2004......................................       10,000,000           2,184,150
                    Government of France 8.50% 2000......................................       10,000,000           2,179,541
                                                                                                                 ---------------
                                                                                                                     7,467,989
                                                                                                                 ---------------
                    GERMANY--9.9%
                    Republic of Germany 7.13% 2002.......................................        5,500,000           4,072,807
                    Republic of Germany 7.38% 2005.......................................        2,500,000           1,862,338
                                                                                                                 ---------------
                                                                                                                     5,935,145
                                                                                                                 ---------------
                    JAPAN--4.1%
                    International Bank for Reconstruction & Development 6.75% 2001.......      150,000,000           1,839,066
                    Japan Development Bank 6.50% 2001....................................       50,000,000             609,644
                                                                                                                 ---------------
                                                                                                                     2,448,710
                                                                                                                 ---------------
                    NEW ZEALAND--5.3%
                    Government of New Zealand 6.50% 2000.................................        5,000,000           3,185,676
                                                                                                                 ---------------
                    SPAIN--4.7%
                    Government of Spain 10.00% 2005......................................      350,000,000           2,807,269
                                                                                                                 ---------------
                    SWEDEN--4.4%
                    Kingdom of Sweden 10.25% 2003........................................       16,000,000           2,653,943
                                                                                                                 ---------------
                    UNITED KINGDOM--3.6%
                    United Kingdom Treasury 8.50% 2005...................................          500,000             815,456
                    United Kingdom Treasury 9.00% 2000...................................          800,000           1,318,126
                                                                                                                 ---------------
                                                                                                                     2,133,582
                                                                                                                 ---------------
                    TOTAL FOREIGN BONDS & NOTES (cost $36,895,021).......................                           37,006,661
                                                                                                                 ---------------


                                                           ---------------------

                                                                                                PRINCIPAL
                                     U.S. GOVERNMENT AND AGENCIES--25.4%                         AMOUNT               VALUE
                    ------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT--25.4%
                    United States Treasury Notes 6.13% 2000..............................      $ 4,000,000         $ 4,093,760
                    United States Treasury Notes 6.25% 2000..............................        2,000,000           2,055,940
                    United States Treasury Notes 6.25% 2003..............................        1,250,000           1,291,213
                    United States Treasury Notes 6.50% 2005..............................        1,000,000           1,052,340
                    United States Treasury Notes 6.88% 1999..............................        1,500,000           1,566,795
                    United States Treasury Notes 7.88% 2004..............................        4,500,000           5,146,875
                                                                                                                 ---------------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $14,402,477)................                           15,206,923
                                                                                                                 ---------------
                    TOTAL INVESTMENT SECURITIES (cost $51,297,498).......................                           52,213,584
                                                                                                                 ---------------

                                        SHORT-TERM SECURITIES--13.9%
                    ------------------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--13.9%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.69% due 12/01/95 (cost $8,281,000)...............................        8,281,000           8,281,000
                                                                                                                 ---------------
                    TOTAL INVESTMENTS--
                      (cost $59,578,498)                                           101.2%                           60,494,584
                    Liabilities in excess of other assets--                         (1.2)                             (735,540)
                                                                                   ------                        ---------------
                    NET ASSETS--                                                   100.0%                          $59,759,044
                                                                                   ======                        =============


                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       APPRECIATION

                    ----------------------------------------------------------------------
                     BEF     47,612,500     USD      1,670,614      02/29/96    $  61,513
                     CAD      5,648,199     USD      4,196,877      02/05/96       39,409
                    *CAD      3,622,085     USD      2,690,000      07/18/96       23,762
                    *DEM        410,000     USD        286,393      12/18/95        2,653
                     DEM        235,192     USD        164,286      12/18/95        1,522
                     DEM      3,524,199     USD      2,509,720      01/24/96       66,132
                     DEM      2,813,944     USD      1,994,588      01/24/96       43,472
                     DEM      2,181,899     USD      1,544,161      01/24/96       31,288
                     DEM        439,532     USD        314,603      01/24/96        9,843
                     DEM      4,166,640     USD      2,910,000      03/04/96       15,362
                    *DEM      4,570,000     FRF     16,111,992      01/31/96       68,746
                    *DEM      3,520,764     USD      2,459,321      12/18/95       24,996
                     DKK      5,417,250     USD        982,989      02/06/96       14,677
                     DKK      3,290,700     USD        606,357      02/06/96       18,158
                     DKK     17,230,222     USD      3,151,678      02/06/96       71,846
                     ESP    359,461,083     USD      2,943,447      02/27/96       52,638
                     FRF     38,645,000     USD      7,843,993      02/29/96      107,256
                     GBP      1,418,656     USD      2,193,951      12/11/95       22,581
                    *GBP          6,651     USD         10,288      12/11/95          104
                    *GBP      1,245,941     USD      1,926,848      12/11/95       19,406
                    *GBP      1,575,151     USD      2,435,971      12/11/95       24,533
                     JPY      6,728,231     USD         66,562      12/18/95          253
                     JPY    253,179,241     USD      2,519,196      12/18/95       24,035
                     JPY    238,248,062     USD      2,401,186      01/17/96       42,356
                    *JPY    271,285,433     USD      2,683,802      12/18/95       17,606
                    *JPY    171,663,221     USD      1,730,110      01/17/96       43,002
                    *JPY    168,692,852     USD      1,700,173      01/17/96       42,258
                    *USD      2,620,332     CAD      3,622,085      07/18/96       45,906
                                                                                ----------
                                                                                  935,313
                                                                                ----------


---------------------

                             OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       DEPRECIATION

                    ----------------------------------------------------------------------
                     BEF     79,681,869     DEM      3,862,801      09/09/96    $  (6,713)
                    *FRF     16,111,992     DEM      4,610,144      01/31/96      (40,989)
                    *JPY     29,663,500     DEM        410,000      12/18/95       (8,603)
                    *NZD      3,643,014     USD      2,351,930      12/12/95      (26,483)
                     SEK     17,893,529     USD      2,706,138      02/07/96       (7,983)
                    *USD         10,489     GBP          6,651      12/11/95         (306)
                    *USD      1,961,112     GBP      1,245,941      12/11/95      (53,669)
                    *USD      2,434,868     GBP      1,575,151      12/11/95      (23,431)
                    *USD      2,387,048     NZD      3,643,014      12/12/95       (8,636)
                    *USD      2,698,552     JPY    271,285,433      12/18/95      (32,356)
                    *USD      2,493,000     DEM      3,520,764      12/18/95      (58,675)
                    *USD      1,723,128     JPY    171,663,221      01/17/96      (36,021)
                    *USD      1,683,477     JPY    168,692,852      01/17/96      (25,562)
                                                                                ----------
                                                                                 (329,427)
                                                                                ----------
                               Net Unrealized Appreciation..................    $ 605,886
                                                                                ===========


              -----------------------------


              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.



                  BEF--Belgian Franc      ESP--Spanish Peseta    NZD--New Zealand Dollar
                  CAD--Canadian Dollar    FRF--French Franc      SEK--Swedish Krona
                  DEM--Deutsche Mark      GBP--Pound Sterling    USD--United States Dollar



              See Notes to Financial Statements


                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                                            BONDS & NOTES--93.1%                            AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--4.9%
                    Retail--4.9%
                    County Seat Stores, Inc. 12.00% 2002................................. $1,000,000    $  900,000
                    Hills Stores Co. 10.25% 2003.........................................  1,000,000        910,000
                    Thrifty PayLess Holdings, Inc. 12.25% 2004...........................  1,000,000      1,067,500
                    Thrifty PayLess Holdings, Inc. 12.25% 2004(1)........................  1,000,000      1,135,000
                                                                                                         -----------
                                                                                                          4,012,500
                                                                                                         -----------
                    CONSUMER STAPLES--8.6%
                    Food Retail--3.8%
                    Kash 'N Karry Food Stores, Inc. 11.50% 2003(2).......................  2,135,400      2,167,431
                    Ralph's Supermarkets, Inc. 11.00% 2005...............................  1,000,000        960,000

                    Food, Beverage & Tobacco--1.1%
                    Specialty Foods Corp. 11.13% 2002....................................  1,000,000        945,000

                    Household Products--3.7%
                    Herff Jones, Inc. 11.00% 2005*.......................................  2,000,000      2,100,000
                    Samsonite Corp. 11.13% 2005..........................................  1,000,000        940,000
                                                                                                         -----------
                                                                                                          7,112,431
                                                                                                         -----------
                    ENERGY--0.5%
                    Energy Services--0.5%
                    DeepTech International, Inc. 12.00% 2000.............................    500,000        437,500
                                                                                                         -----------
                    FINANCE--2.0%
                    Financial Services--0.7%
                    Olympic Financial Ltd. 13.00% 2000...................................    500,000        540,000

                    Insurance--1.3%
                    Terra Nova Insurance United Kingdom Holdings PLC 10.75% 2005.........  1,000,000      1,080,000
                                                                                                         -----------
                                                                                                          1,620,000
                                                                                                         -----------
                    HEALTHCARE--17.4%
                    Health Services--12.9%
                    Abbey Healthcare Group, Inc. 9.50% 2002..............................  2,000,000      2,120,000
                    OrNda Healthcorp 12.25% 2002.........................................  2,000,000      2,190,000
                    Quorum Health Group, Inc. 8.75% 2005.................................  2,000,000      2,015,000
                    Tenet Healthcare Corp. 8.63% 2003....................................  2,000,000      2,065,000
                    Tenet Healthcare Corp. 10.13% 2005...................................  2,000,000      2,170,000

                    Medical Products--4.5%
                    Amerisource Distribution Corp. 11.25% 2005...........................  1,028,125      1,115,516
                    Dade International, Inc. 13.00% 2005.................................    500,000        553,750
                    Ivac Corp. 9.25% 2002................................................  2,000,000      2,035,000
                                                                                                         -----------
                                                                                                         14,264,266
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--6.0%
                    Business Services--2.7%
                    Katz Corp. 12.75% 2002...............................................  1,000,000      1,107,500
                    United Stationers Supply Co. 12.75% 2005.............................  1,000,000      1,080,000

                    Multi-Industry--2.3%
                    International Semi-Tech Microelectronic, Inc. zero coupon 2003(3)....  2,000,000      1,030,000
                    J.B. Poindexter & Co. 12.50% 2004(4).................................  1,000,000        850,000


---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation--1.0%
                    USAir, Inc. 10.00% 2003.............................................. $1,000,000     $  846,250
                                                                                                         -----------
                                                                                                          4,913,750
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--28.6%
                    Broadcasting & Media--18.5%
                    Argyle Television, Inc. 9.75% 2005...................................  1,000,000        986,250
                    Bell Cablemedia PLC zero coupon 2005*(3).............................  2,000,000      1,210,000
                    Century Communications Corp. 11.88% 2003.............................  2,000,000      2,140,000
                    Comcast UK Cable Partners Ltd. zero coupon 2007(3)...................  1,000,000        570,000
                    International CableTel, Inc. zero coupon 2005(3).....................  1,000,000        610,000
                    Lenfest Communications, Inc. 8.38% 2005..............................  1,500,000      1,496,250
                    NWCG Holding Corp. zero coupon 1999..................................  3,000,000      2,006,250
                    Simmons Cable Co. 15.75% 1996(4).....................................  2,000,000      1,047,500
                    Sinclair Broadcast Group, Inc. 10.00% 2005...........................  2,000,000      2,045,000
                    Telewest PLC zero coupon 2007(3).....................................  1,875,000      1,087,500
                    United International Holdings, Inc. zero coupon 1999.................  1,750,000      1,025,937
                    Videotron Holdings PLC zero coupon 2005(3)...........................  1,700,000      1,003,000

                    Leisure & Tourism--10.1%
                    Bally's Park Place Funding, Inc. 9.25% 2004..........................  1,000,000        997,500
                    Grand Casino, Inc. 10.13% 2003.......................................  1,500,000      1,533,750
                    Hammons John Q Hotels LP 9.75% 2005*.................................  1,000,000      1,003,750
                    HMH Properties, Inc. 9.50% 2005......................................  2,000,000      2,015,000
                    Players International, Inc. 10.88% 2005..............................  1,000,000        950,000
                    Santa Fe Hotel, Inc. 11.00% 2000.....................................    907,000        634,900
                    Showboat, Inc. 13.00% 2009...........................................  1,000,000      1,110,000
                                                                                                         -----------
                                                                                                         23,472,587
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.8%
                    Telecommunications--11.8%
                    Cellular Communications International, Inc. zero coupon 2000(1)......  2,000,000      1,165,000
                    Comcast Cellular Corp. zero coupon 2000..............................  1,500,000      1,147,500
                    Echostar Communications Corp. zero coupon 2004(1)(3).................  1,000,000        690,000
                    In Flight Phone Corp. zero coupon 2002*(3)...........................  1,000,000        350,000
                    Mobile Telecommunication Technologies Corp. 13.50% 2002..............  1,000,000      1,137,500
                    Mobilemedia Corp. 9.38% 2007.........................................  1,000,000      1,007,500
                    Paging Network, Inc. 11.75% 2002.....................................  1,000,000      1,102,500
                    PanAmSat, L.P. zero coupon 2003(3)...................................  2,500,000      2,012,500
                    Pricecellular Wireless Corp. zero coupon 2003(3).....................  1,500,000      1,117,500
                                                                                                         -----------
                                                                                                          9,730,000
                                                                                                         -----------
                    MATERIALS--13.3%
                    Chemicals--10.7%
                    Acetex Corp. 9.75% 2003*.............................................  1,000,000      1,023,750
                    Agriculture Minerals & Chemicals 10.75% 2003.........................  1,000,000      1,090,000
                    Arcadian Partners L.P. 10.75% 2005...................................  1,000,000      1,095,000
                    G I Holdings, Inc. zero coupon 1998..................................  2,000,000      1,520,000
                    LaRoche Industries, Inc. 13.00% 2004.................................  2,000,000      2,120,000
                    OSI Specialties Holdings Co. zero coupon 2004(3).....................  1,000,000        875,260
                    Terra Industries 10.50% 2005.........................................  1,000,000      1,090,000

                    Forest Products--1.3%
                    Stone Container Corp. 11.88% 1998....................................  1,000,000      1,055,000


                                                           ---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals--1.3%
                    Renco Metals, Inc. 12.00% 2000.......................................  $1,000,000   $ 1,080,000
                                                                                                         -----------
                                                                                                         10,949,010
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $75,802,446)...............................                76,512,044
                                                                                                         -----------
                                             COMMON STOCK--0.0%                             SHARES
                    ------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES--0.0%
                    Food Retail--0.0%
                    Smitty's Supermarkets, Inc. .........................................        500          3,250
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--0.0%
                    Leisure & Tourism--0.0%
                    Capital Gaming International, Inc. ..................................     40,000          2,500
                                                                                                         -----------
                    TOTAL COMMON STOCK (cost $156,260)...................................                     5,750
                                                                                                         -----------
                                            PREFERRED STOCK--1.3%
                    ------------------------------------------------------------------------------------------------
                    MATERIALS--1.3%
                    Forest Products--1.3%
                    SDW Holdings Corp.(1)(4) (cost $1,000,554)...........................      3,700      1,073,000
                                                                                                         -----------

                                               WARRANTS--0.1%+
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.0%
                    Housing--0.0%
                    NVR, Inc. ...........................................................      6,857         14,571
                                                                                                         -----------
                    CONSUMER STAPLES--0.0%
                    Household Products--0.0%
                    Chattem, Inc.*.......................................................      1,000          2,875
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--0.1%
                    Broadcasting & Media--0.0%
                    United International Holdings, Inc. .................................      1,750          4,200

                    Leisure & Tourism--0.1%
                    Casino Magic Finance Corp. ..........................................      6,000          2,775
                    Fitzgerald Gaming Corp.(4)...........................................      2,000         20,000
                                                                                                         -----------
                                                                                                             26,975
                                                                                                         -----------


---------------------

                                            WARRANTS (continued)                            SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--0.0%
                    Telecommunications--0.0%
                    In Flight Phone Corp.................................................      1,000    $         0
                                                                                                         -----------
                    TOTAL WARRANTS (cost $10,558)........................................                    44,421
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $76,969,818).......................                77,635,215
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                      (cost $76,969,818)                                            94.5%                77,635,215
                    Other assets less liabilities--                                  5.5                  4,538,452
                                                                                   ------                -----------
                    NET ASSETS--                                                   100.0%               $82,173,667
                                                                                   ======               ============


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash


              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date


              (4) Fair valued security; see Note 2

                  See Notes to Financial Statements

                                                           ---------------------

---------------------


    SUNAMERICA SERIES TRUST


    WORLDWIDE HIGH INCOME
    PORTFOLIO                           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995


                                                                                           PRINCIPAL
                                            BONDS & NOTES--96.1%                            AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--8.4%
                    Apparel & Textiles--2.3%
                    Westpoint Stevens, Inc. 9.38% 2005...................................  $ 500,000     $  502,500

                    Housing--6.1%
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997*(5)............    500,000        492,500
                    Minas Gerais 8.25% 2000..............................................  1,000,000        817,500
                                                                                                         -----------
                                                                                                          1,812,500
                                                                                                         -----------
                    CONSUMER STAPLES--13.5%
                    Food, Beverage & Tobacco--13.5%
                    Empresas La Moderna 10.25% 1997......................................  1,000,000        961,875
                    Fomento Economico Mexicano 9.50% 1997................................  1,000,000        972,500
                    Grupo Embatellador de Mexico 10.75% 1997.............................  1,000,000        977,500
                                                                                                         -----------
                                                                                                          2,911,875
                                                                                                         -----------
                    FINANCE--9.4%
                    Banks--9.4%
                    Banamex Pagare 14.52% 1997........................................MXN  6,446,250        433,828
                    Banco De Galicia Y Buenos Aires 9.00% 2003...........................  1,500,000      1,239,375
                    Central Bank of Nigeria 6.25% 2020...................................    750,000        352,500
                                                                                                         -----------
                                                                                                          2,025,703
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--9.2%
                    Business Services--2.3%
                    Norcal Waste Systems, Inc. 12.50% 2005*(2)...........................    500,000        500,000

                    Multi-Industry--4.0%
                    Iochpe Maxion SA 12.38% 2002.........................................    500,000        430,000
                    Iochpe Maxion SA 12.38% 2002*(5).....................................    500,000        430,000

                    Transportation--2.9%
                    Southland Corp. 5.00% 2003...........................................    750,000        624,375
                                                                                                         -----------
                                                                                                          1,984,375
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--5.8%
                    Broadcasting & Media--3.4%
                    Continental Cablevision, Inc. 9.50% 2013.............................    200,000        210,500
                    Marvel Parent Holdings, Inc. zero coupon 1998........................    300,000        210,000
                    Viacom, Inc. 8.00% 2006..............................................    300,000        301,500

                    Leisure & Tourism--2.4%
                    Six Flags Theme Parks, Inc. zero coupon 2005*(1).....................    675,000        524,813
                                                                                                         -----------
                                                                                                          1,246,813
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--7.4%
                    Telecommunications--7.4%
                    Telecom Argentina 12.00% 2002*(5)....................................    800,000        825,000
                    Tolmex SA de CV 8.38% 2003...........................................  1,000,000        758,750
                                                                                                         -----------
                                                                                                          1,583,750
                                                                                                         -----------


---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    MATERIALS--17.5%
                    Chemicals--5.4%
                    Petroleos Mexicanos 8.63% 2023*...................................... $1,000,000     $  703,750
                    Plastic Specialty & Technology, Inc. 11.25% 2003.....................    500,000        452,500

                    Forest Products--3.4%
                    Owens Illinois, Inc. 9.75% 2004......................................    500,000        520,000
                    Stone Container Corp. 10.75% 2002....................................    200,000        205,250

                    Metals & Minerals--8.7%
                    Algoma Steel, Inc. 12.38% 2005.......................................    500,000        438,750
                    Hylsa SA de Cv 11.00% 1998...........................................  1,000,000        965,000
                    Sheffield Steel Corp. 12.00% 2001(3).................................    500,000        470,000
                                                                                                         -----------
                                                                                                          3,755,250
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--11.9%
                    Foreign Government--11.9%
                    Federal Republic of Brazil 8.00% 2014(4).............................    265,302        140,278
                    Federal Republic of Brazil 6.81% 2006(2).............................    250,000        164,843
                    Republic of Bulgaria 6.75% 2024(2)...................................    750,000        379,688
                    Republic of Ecuador 6.81% 2015(4)....................................  1,021,486        334,537
                    Republic of Ecuador 6.81% 2025(2)....................................  1,400,000        682,500
                    Republic of Poland 3.75% 2014........................................  1,350,000        867,375
                                                                                                         -----------
                                                                                                          2,569,221
                                                                                                         -----------
                    UTILITIES--13.0%
                    Electric Utilities--0.7%
                    Columbia Gas Systems, Inc. 6.39% 2000................................     23,000         23,151
                    Columbia Gas Systems, Inc. 6.61% 2002................................     20,000         20,181
                    Columbia Gas Systems, Inc. 6.80% 2005................................     20,000         20,214
                    Columbia Gas Systems, Inc. 7.05% 2007................................     20,000         19,935
                    Columbia Gas Systems, Inc. 7.32% 2010................................     20,000         20,053
                    Columbia Gas Systems, Inc. 7.42% 2015................................     20,000         19,875
                    Columbia Gas Systems, Inc. 7.62% 2025................................     20,000         19,850

                    Gas & Pipeline Utilities--12.3%
                    Bridas Corp. 12.50% 1999.............................................  1,500,000      1,452,187
                    Metrogas SA 12.00% 2002*.............................................    300,000        294,000
                    Transportadora de Gas Del Sur 7.75% 1998.............................  1,000,000        912,500
                                                                                                         -----------
                                                                                                          2,801,946
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $20,307,397)...............................                20,691,433
                                                                                                         -----------

                                             COMMON STOCK--0.1%                             SHARES
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%
                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $8,775).............................        351         14,215
                                                                                                         -----------
                                            PREFERRED STOCK--0.1%
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%
                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $14,325)............................        573         14,039
                                                                                                         -----------


                                                           ---------------------

                                               WARRANTS--0.0%+                              SHARES          VALUE
                    ------------------------------------------------------------------------------------------------

                    FINANCE--0.0%
                    Banks--0.0%
                    Central Bank of Nigeria (cost $0)....................................        750    $         0
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $20,330,497).......................                20,719,687
                                                                                                         -----------


                                                                                           PRINCIPAL
                                         REPURCHASE AGREEMENT--6.7%                         AMOUNT
                    ------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT--6.7%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $1,434,179 and collateralized by $1,013,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $1,434,000)...............................  $1,434,000     1,434,000
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                        (cost $21,764,497)                                         103.0%                22,153,687
                    Liabilities in excess of other assets--                         (3.0)                  (638,607)
                                                                                   ------                -----------
                    NET ASSETS--                                                   100.0%               $21,515,080
                                                                                   ======               ============


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers


              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date



              (2) Variable rate security; rate as of November 30, 1995



              (3) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants



              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security



              (5) Fair valued security; see Note 2



              MXN Mexican Peso



              Allocation of net assets by country as of November 30, 1995:



                        Mexico                   31.0%
                        United States             30.7
                        Argentina                 17.7
                        Brazil                    11.5
                        Ecuador                    4.7
                        Poland                     4.0
                        Bulgaria                   1.8
                        Nigeria                    1.6


              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO               INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--50.2%                            SHARES          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--2.2%
                    Retail--2.2%
                    General Nutrition Cos., Inc.+........................................     10,000     $  221,250
                    Nine West Group, Inc. ...............................................      3,000        133,125
                    Office Depot, Inc.+..................................................      7,500        183,750
                    Staples, Inc.+.......................................................      7,000        178,500
                                                                                                         -----------
                                                                                                            716,625
                                                                                                         -----------
                    CONSUMER STAPLES--3.4%
                    Food, Beverage & Tobacco--2.2%
                    Nabisco Holdings Corp. ..............................................      7,000        197,750
                    Northland Cranberries, Inc. .........................................     12,500        237,500
                    Philip Morris Cos., Inc. ............................................      3,300        289,575

                    Household Products--1.2%
                    Estee Lauder Cos., Inc. .............................................      1,000         36,375
                    Gillette Co. ........................................................      2,000        103,750
                    Newell Co. ..........................................................      2,500         65,938
                    Procter & Gamble Co. ................................................      2,000        172,750
                                                                                                         -----------
                                                                                                          1,103,638
                                                                                                         -----------
                    ENERGY--3.9%
                    Energy Services--3.2%
                    British Petroleum PLC ADR............................................      1,500        143,438
                    ENSCO International, Inc. ...........................................     10,000        168,750
                    Halliburton Co. .....................................................      3,500        151,813
                    Mobil Corp. .........................................................      1,500        156,562
                    Sonat Offshore Drilling, Inc. .......................................      5,000        172,500
                    Western Atlas, Inc.+.................................................      5,000        239,375

                    Energy Sources--0.7%
                    Fluor Corp. .........................................................      3,500        227,500
                                                                                                         -----------
                                                                                                          1,259,938
                                                                                                         -----------
                    FINANCE--7.2%
                    Banks--1.0%
                    Amsouth Bancorp. ....................................................      2,200         87,175
                    Chase Manhattan Corp. ...............................................      4,000        243,500

                    Financial Services--2.9%
                    American Express Co. ................................................      4,000        170,000
                    Donaldson Lufkin & Jenrette, Inc. ...................................      2,000         66,500
                    Equifax, Inc. .......................................................      2,800        117,250
                    Federal National Mortgage Association................................        500         54,750
                    First Data Corp. ....................................................      2,500        177,500
                    Great Western Financial Corp. .......................................      6,500        165,750
                    Travelers Group, Inc. ...............................................      3,000        178,500

                    Insurance--3.3%
                    Allstate Corp. ......................................................      3,500        143,500
                    Cigna Corp. .........................................................      2,500        275,000
                    ITT Corp. ...........................................................      2,000        245,250


                                                           ---------------------

                                          COMMON STOCK (continued)                          SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance (continued)
                    MGIC Investment Corp. ...............................................      3,500     $  194,687
                    Prudential Reinsurance Holdings, Inc. ...............................     10,000        208,750
                                                                                                         -----------
                                                                                                          2,328,112
                                                                                                         -----------
                    HEALTHCARE--5.6%
                    Drugs--2.9%
                    American Home Products Corp. ........................................      1,500        136,875
                    Amgen, Inc.+.........................................................      2,500        124,063
                    Biogen, Inc.+........................................................      2,500        136,250
                    Manor Care, Inc. ....................................................      6,000        195,750
                    Nationwide Health Properties, Inc. ..................................      4,500        178,875
                    Watson Pharmaceuticals, Inc.+........................................      3,500        164,937

                    Health Services--1.2%
                    Pharmacia & Upjohn, Inc.+............................................      6,525        234,084
                    United Healthcare Corp. .............................................      2,500        157,188

                    Medical Products--1.5%
                    Baxter International, Inc. ..........................................      6,500        273,000
                    Johnson & Johnson Co. ...............................................      2,000        173,250
                    Medtronic, Inc. .....................................................      1,000         54,875
                                                                                                         -----------
                                                                                                          1,829,147
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--3.8%
                    Aerospace & Military Technology--0.6%
                    Boeing Co. ..........................................................      2,500        182,188

                    Business Services--0.4%
                    Manpower, Inc. ......................................................      5,000        133,750

                    Electrical Equipment--1.6%
                    Adtran, Inc.+........................................................      2,600        127,400
                    General Electric Co. ................................................      4,000        269,000
                    United Technologies Corp. ...........................................      1,500        140,625

                    Machinery--1.2%
                    BJ Services Co.+.....................................................      7,500        184,687
                    Case Corp. ..........................................................      5,000        208,750
                                                                                                         -----------
                                                                                                          1,246,400
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--2.2%
                    Broadcasting & Media--1.0%
                    Tele-Communications TCI Group+.......................................      6,500        120,250
                    Viacom, Inc.+........................................................      4,500        217,125

                    Leisure & Tourism--1.2%
                    Disney (Walt) Co. ...................................................      3,500        210,438
                    Red Lion Hotels, Inc. ...............................................      9,000        159,750
                                                                                                         -----------
                                                                                                            707,563
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.2%
                    Communication Equipment--1.3%
                    Ericsson (L.M.) Telephone Co. ADR....................................      6,000        142,500
                    SBC Communications, Inc. ............................................      5,000        270,000

                    Computers & Business Equipment--4.0%
                    Bay Networks, Inc.+..................................................     16,000        720,000
                    Digital Equipment Corp. .............................................      3,000        176,625
                    StrataCom, Inc.+.....................................................      2,000        150,000
                    Sun Microsystems, Inc.+..............................................      3,000        252,375

---------------------

                                          COMMON STOCK (continued)                          SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics--0.7%
                    Maxim Integrated Products, Inc.+.....................................      3,000     $  225,000

                    Software--3.5%
                    BBN Corp. ...........................................................      6,000        225,000
                    Cisco Systems, Inc.+.................................................      2,500        210,312
                    Oracle Systems Corp.+................................................      6,000        272,250
                    Visio Corp. .........................................................     16,000        428,000

                    Telecommunications--1.7%
                    Ameritech Corp. .....................................................      5,000        275,000
                    AT&T Corp. ..........................................................      4,500        297,000
                                                                                                         -----------
                                                                                                          3,644,062
                                                                                                         -----------
                    MATERIALS--4.4%
                    Chemicals--3.9%
                    Arcadian Corp. ......................................................     17,000        352,750
                    Grace (W.R.) & Co. ..................................................      2,000        121,500
                    IMC Global, Inc. ....................................................      2,000        154,750
                    Monsanto Co. ........................................................      2,500        286,250
                    Potash Corp. Saskatchewan, Inc. .....................................      2,000        138,250
                    United Waste Systems, Inc.+..........................................      5,000        199,375

                    Forest Products--0.5%
                    Kimberly-Clark Corp. ................................................      2,100        161,437
                                                                                                         -----------
                                                                                                          1,414,312
                                                                                                         -----------
                    REAL ESTATE--1.2%
                    Real Estate Investment Trusts--1.2%
                    Equity Residential Properties Trust..................................      5,500        170,500
                    Patriot American Hospitality, Inc.+..................................      8,500        201,875
                                                                                                         -----------
                                                                                                            372,375
                                                                                                         -----------
                    UTILITIES--5.1%
                    Electric Utilities--3.4%
                    Allegheny Power Systems, Inc. .......................................      5,000        138,750
                    FPL Group, Inc.+.....................................................      5,000        216,875
                    Pinnacle West Capital Corp. .........................................      4,500        122,625
                    Texas Utilities Co. .................................................      7,000        269,500
                    Unicom Corp. ........................................................     11,000        352,000

                    Telephone--1.7%
                    MCI Communications Corp. ............................................     10,000        267,500
                    US West, Inc. .......................................................      9,000        281,250
                                                                                                         -----------
                                                                                                          1,648,500
                                                                                                         -----------
                    TOTAL COMMON STOCK (cost $14,758,167)................................                16,270,672
                                                                                                         -----------

                                            PREFERRED STOCK--0.4%
                    ------------------------------------------------------------------------------------------------
                    Forest Products--0.4%
                    Alco Standard Corp. (cost $116,063)..................................      1,500        124,875
                                                                                                         -----------
                                                                                           PRINCIPAL
                                            BONDS & NOTES--37.0%                            AMOUNT
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--3.0%
                    Apparel & Textiles--2.2%
                    Westpoint Stevens, Inc. 9.38% 2005...................................  $ 700,000        703,500


                                                           ---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY (continued)
                    Retail--0.8%
                    Federated Department Stores, Inc. 5.00% 2003.........................  $ 250,000     $  261,250
                                                                                                         -----------
                                                                                                            964,750
                                                                                                         -----------
                    CONSUMER STAPLES--0.8%
                    Food, Beverage & Tobacco--0.8%
                    Boston Chicken, Inc. 4.50% 2004......................................    200,000        255,000
                                                                                                         -----------
                    FINANCE--3.6%
                    Financial Services--3.6%
                    CS First Boston Mortgage Securities Corp. CMO 7.18% 2027(1)..........    300,000        301,781
                    Resolution Trust Corp. CMO 6.02% 2027................................    236,702        235,000
                    Sandoz Capital BVI Ltd. 2.00% 2002*..................................    350,000        323,969
                    Structured Asset Securities Corp. 7.00% 2026(1)......................    300,000        301,313
                                                                                                         -----------
                                                                                                          1,162,063
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.5%
                    Business Services--0.6%
                    ADT Operations, Inc. zero coupon 2010................................    400,000        188,000

                    Transportation--0.9%
                    Delta Air Lines, Inc. 3.23% 2003.....................................    300,000        303,750
                                                                                                         -----------
                                                                                                            491,750
                                                                                                         -----------
                    MUNICIPAL BONDS--1.4%
                    Municipal Bonds--1.4%
                    Florida State Board of Education Capital Outlay 5.25% 2023...........     50,000         48,376
                    Intermountain Power Agency Utah 5.00% 2023...........................     50,000         45,742
                    Kern County California Pension Obligation 7.26% 2014.................     50,000         50,555
                    Long Beach California Pension Obligation 6.87% 2006..................     30,000         30,659
                    Miami Beach Florida Special Obligation 8.60% 2021....................    100,000        112,633
                    New York State Power Authority Revenue 5.25% 2018....................     25,000         24,267
                    Northern California Power Agency Public Power Revenue 5.50% 2024.....     50,000         49,219
                    San Bernardino County California Financing Authority 6.87% 2008......     15,000         15,278
                    San Bernardino County California Financing Authority 6.94% 2009......     35,000         35,583
                    South Carolina State Public Service Authority 5.00% 2025.............     40,000         37,167
                    South Carolina State Public Service Authority 5.13% 2021.............     20,000         18,625
                                                                                                         -----------
                                                                                                            468,104
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%
                    Foreign Government--1.3%
                    Government of Poland 2.75% 2024......................................    500,000        219,375
                    Republic of the Philippines 5.75% 2017...............................    280,000        207,900
                                                                                                         -----------
                                                                                                            427,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--25.4%
                    U.S. Government & Agencies--25.4%
                    Government National Mortgage Association 6.50% 2023..................    293,609        288,286
                    United States Treasury Bonds 7.63% 2025..............................    150,000        178,430
                    United States Treasury Notes 5.13% 1998..............................    600,000        596,436
                    United States Treasury Notes 5.75% 2000..............................    350,000        352,954
                    United States Treasury Notes 6.25% 2000..............................    350,000        359,790
                    United States Treasury Notes 6.50% 2005..............................  1,730,000      1,820,012
                    United States Treasury Notes 6.75% 1997..............................    650,000        660,458
                    United States Treasury Notes 6.75% 2000..............................  1,200,000      1,256,064
                    United States Treasury Notes 6.88% 2000..............................    450,000        473,134
                    United States Treasury Notes 7.13% 2000..............................    150,000        158,859
                    United States Treasury Notes 7.25% 1996..............................    250,000        254,297
                    United States Treasury Notes 7.50% 1996..............................    200,000        204,344


---------------------

                                                                                           PRINCIPAL
                                          BONDS & NOTES (continued)                         AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Notes 7.50% 2005..............................  $ 850,000     $  952,000
                    United States Treasury Notes 7.88% 2004..............................    600,000        686,250
                                                                                                         -----------
                                                                                                          8,241,314
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $11,568,301)...............................                12,010,256
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $26,442,531).......................                28,405,803
                                                                                                         -----------
                                        SHORT-TERM SECURITIES--19.2%
                    ------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES--16.9%
                    Albertson's, Inc. 5.70% due 12/14/95.................................    500,000        498,971
                    Campbell Soup Co. 5.69% due 12/29/95.................................    590,000        587,389
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................    490,000        489,689
                    Goldman Sachs Group L.P. 5.73% due 12/14/95..........................    500,000        498,965
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................    110,000        110,000
                    Merrill Lynch & Co. 5.78% due 12/11/95...............................    455,000        454,270
                    Minnesota Mining & Manufacturing Co. 5.72% due 12/06/95..............    600,000        599,523
                    Philip Morris Cos., Inc. 5.73% due 12/04/95..........................    170,000        169,919
                    Shell Oil Co. 5.66% due 12/15/95.....................................    510,000        508,877
                    TDK USA Corp. 5.72% due 12/18/95.....................................    625,000        623,312
                    TDK USA Corp. 5.74% due 1/17/96......................................    375,000        372,190
                    Wal-Mart Stores, Inc. 5.70% due 12/01/95.............................    570,000        570,000
                                                                                                         -----------
                                                                                                          5,483,105
                                                                                                         -----------
                    FEDERAL AGENCY OBLIGATIONS--2.3%
                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/19/95.........    760,000        757,834
                                                                                                         -----------
                    TOTAL SHORT-TERM SECURITIES (cost $6,240,939)........................                 6,240,939
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                      (cost $32,683,470)                                           106.8%                34,646,742
                    Liabilities in excess of other assets--                         (6.8)                (2,218,207)
                                                                                   ------                -----------
                    NET ASSETS--                                                   100.0%               $32,428,535
                                                                                   ======                ===========


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              ADR--American Depositary Receipt

              CMO--Collateralized Mortgage Obligation

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--61.0%                              SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--8.5%
                    Apparel & Textiles--0.6%
                    Melville Corp. ......................................................       38,700     $ 1,204,538

                    Automotive--3.5%
                    Ford Motor Co. ......................................................      121,400       3,429,550
                    General Motors Corp. ................................................       19,800         960,300
                    Goodyear Tire & Rubber Co. ..........................................       60,400       2,559,450

                    Housing--1.1%
                    Centex Corp. ........................................................       30,600       1,005,975
                    Lennar Corp. ........................................................       58,100       1,285,462

                    Retail--3.3%
                    Fleming Cos., Inc. ..................................................       95,800       2,215,375
                    Penney (J.C.), Inc. .................................................       48,900       2,292,187
                    Sears, Roebuck & Co. ................................................       52,100       2,051,438
                                                                                                           ------------
                                                                                                            17,004,275
                                                                                                           ------------
                    CONSUMER STAPLES--8.3%
                    Food, Beverage & Tobacco--7.7%
                    Anheuser-Busch Cos., Inc. ...........................................       43,600       2,888,500
                    Chiquita Brands International, Inc. .................................      204,800       2,739,200
                    Philip Morris Cos., Inc. ............................................       44,900       3,939,975
                    RJR Nabisco Holdings Corp. ..........................................      112,240       3,268,990
                    Supervalu, Inc. .....................................................       78,200       2,521,950

                    Household Products--0.6%
                    Sunbeam Corp., Inc. .................................................       80,800       1,313,000
                                                                                                           ------------
                                                                                                            16,671,615
                                                                                                           ------------
                    ENERGY--7.2%
                    Energy Services--5.3%
                    Ashland, Inc. .......................................................       85,500       2,981,812
                    CMS Energy Corp. ....................................................       43,500       1,185,375
                    Mobil Corp. .........................................................       11,800       1,231,625
                    Texaco, Inc. ........................................................       35,100       2,597,400
                    Tosco Corp. .........................................................       70,800       2,699,250

                    Energy Sources--1.9%
                    Atlantic Richfield Co. ..............................................       12,600       1,365,525
                    Royal Dutch Petroleum Co. ADR........................................       19,000       2,439,125
                                                                                                           ------------
                                                                                                            14,500,112
                                                                                                           ------------
                    FINANCE--10.8%
                    Banks--4.2%
                    BankAmerica Corp. ...................................................       32,100       2,042,362
                    NationsBank Corp. ...................................................       56,000       3,997,000
                    Shawmut National Corp. ..............................................       35,400       1,327,500
                    Standard Federal Bancorp. ...........................................       25,500         978,563

                    Financial Services--1.8%
                    Greenpoint Financial Corp. ..........................................       55,900       1,467,375
                    Lehman Brothers Holdings, Inc. ......................................       36,800         832,600
                    Travelers Group, Inc. ...............................................       23,300       1,386,350


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance--4.8%
                    Allstate Corp. ......................................................       32,300     $ 1,324,300
                    Cigna Corp. .........................................................       10,700       1,177,000
                    Integon Corp. .......................................................       15,100         256,700
                    Lincoln National Corp. ..............................................       54,100       2,529,175
                    Partner Residential Holding Corp. ...................................       81,000       2,146,500
                    Reliastar Financial Corp. ...........................................       44,200       1,911,650
                    USLIFE Corp. ........................................................        6,750         194,906
                                                                                                           ------------
                                                                                                            21,571,981
                                                                                                           ------------
                    HEALTHCARE--2.3%
                    Health Services--2.3%
                    Columbia/HCA Healthcare Corp. .......................................       28,900       1,491,963
                    Tenet Healthcare Corp. ..............................................      169,500       3,029,812
                                                                                                           ------------
                                                                                                             4,521,775
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--9.9%
                    Aerospace & Military Technology--6.3%
                    AMR Corp.+...........................................................        8,000         613,000
                    Lear Seating Corp. ..................................................       60,000       1,680,000
                    Lockheed Martin Corp. ...............................................       31,800       2,333,325
                    Loral Corp. .........................................................       52,200       1,768,275
                    McDonnell Douglas Corp. .............................................       44,800       3,992,800
                    Northrop Grumman Corp. ..............................................       35,800       2,201,700

                    Machinery--0.8%
                    Outboard Marine Corp. ...............................................       77,800       1,594,900

                    Manufacturing--1.3%
                    Owens Illinois, Inc. ................................................      195,200       2,537,600

                    Transportation--1.5%
                    Consolidated Freightways, Inc.+......................................      113,900       2,989,875
                                                                                                           ------------
                                                                                                            19,711,475
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--2.6%
                    Broadcasting & Media--1.1%
                    Tele-Communications TCI Group+.......................................      114,300       2,114,550

                    Leisure & Tourism--1.5%
                    Brunswick Corp. .....................................................      140,200       2,996,775
                                                                                                           ------------
                                                                                                             5,111,325
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--2.8%
                    Computers & Business Equipment--2.0%
                    Apple Computer, Inc. ................................................       23,600         899,750
                    COMPAQ Computer Corp.+...............................................       37,000       1,831,500
                    Storage Technology Corp. ............................................       49,800       1,232,550

                    Telecommunications--0.8%
                    Valassis Communications, Inc. .......................................      106,900       1,643,588
                                                                                                           ------------
                                                                                                             5,607,388
                                                                                                           ------------
                    MATERIALS--6.5%
                    Chemicals--0.9%
                    Geon Co. ............................................................       72,200       1,786,950

                    Forest Products--5.3%
                    Champion International Corp. ........................................       36,900       1,738,913
                    Georgia-Pacific Corp. ...............................................       54,200       4,214,050
                    Stone Container Corp.+...............................................      229,500       3,585,937
                    Universal Corp. .....................................................       46,800       1,111,500

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals--0.3%
                    Quanex Corp. ........................................................       28,300     $   555,387
                                                                                                           ------------
                                                                                                            12,992,737
                                                                                                           ------------
                    UTILITIES--2.1%
                    Electric Utilities--2.1%
                    Entergy Corp. .......................................................       63,800       1,778,425
                    Long Island Lighting Co. ............................................      145,100       2,484,838
                                                                                                           ------------
                                                                                                             4,263,263
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $106,062,453)...............................                  121,955,946
                                                                                                           ------------



                                                                                             PRINCIPAL
                                            BONDS & NOTES--32.8%                              AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.4%
                    Housing--0.4%
                    News America Holdings, Inc. 7.50% 2000...............................    $ 600,000         627,708
                    News America Holdings, Inc. 9.13% 1999...............................      250,000         275,437
                                                                                                           ------------
                                                                                                               903,145
                                                                                                           ------------
                    CONSUMER STAPLES--0.3%
                    Food, Beverage & Tobacco--0.3%
                    RJR Nabisco, Inc. 8.00% 2001.........................................      280,000         284,486
                    RJR Nabisco, Inc. 8.63% 2002.........................................      300,000         309,513
                                                                                                           ------------
                                                                                                               593,999
                                                                                                           ------------
                    ENERGY--1.1%
                    Energy Services--1.1%
                    Arkla, Inc. 9.20% 1997...............................................      250,000         261,883
                    Arkla, Inc. 9.88% 1997...............................................      550,000         573,963
                    National Power Corp. 7.63% 2000......................................      180,000         177,750
                    Oryx Energy Co. 9.30% 1996...........................................      400,000         403,564
                    Oryx Energy Co. 9.50% 1999...........................................      350,000         374,815
                    Tosco Corp. 7.00% 2000...............................................      400,000         396,000
                                                                                                           ------------
                                                                                                             2,187,975
                                                                                                           ------------
                    FINANCE--9.6%
                    Banks--3.5%
                    Auburn Hills Trust 12.00% 2020(1)....................................      325,000         496,327
                    Banco de Comercio Exterior 8.63% 2000*...............................       50,000          50,731
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............      360,000         360,000
                    BankAmerica Corp. 9.75% 2000.........................................      400,000         453,312
                    BanPonce Corp. 5.17% 1996............................................      400,000         397,636
                    Capital One Bank 7.48% 1996..........................................    1,350,000       1,352,011
                    Continental Bank NA Chicago 11.25% 2001..............................      300,000         336,393
                    Continental Bank NA Chicago 12.50% 2001..............................      450,000         576,306
                    Corporacion Andina de Fomento 7.25% 1998.............................      510,000         507,450
                    Corporacion Andina de Fomento 7.38% 2000.............................      140,000         142,118
                    First USA Bank 6.88% 1996............................................      350,000         352,611
                    First USA Bank 5.05% 1995............................................      400,000         409,280
                    Security Pacific Corp. 11.50% 2000...................................      600,000         735,030
                    Signet Banking Corp. 9.63% 1999......................................      775,000         852,640

                    Financial Services--6.1%
                    App International Finance Co. BV 10.25% 2000.........................       60,000          59,100
                    Case Equipment Loan Trust 7.30% 2002.................................      751,935         767,664
                    Chrysler Financial Corp. 5.98% 1997(2)...............................      300,000         300,332
                    Chrysler Financial Corp. 10.34% 1996(1)..............................      400,000         407,272


---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------

                    FINANCE (continued)
                    Financial Services (continued)
                    Countrywide Funding Corp. 8.43% 1999.................................    $ 450,000     $   486,027
                    Financiera Energet 6.63% 1996........................................    1,110,000       1,105,838
                    First USA, Inc. 5.05% 1995...........................................      400,000         399,708
                    Ford Capital BV 9.38% 1998...........................................      225,000         240,667
                    Ford Capital BV 9.50% 2001...........................................      800,000         920,424
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................      550,000         561,858
                    Ford Credit Grantor Trust 7.30% 1999.................................      179,686         182,662
                    General Motors Acceptance Corp. 6.30% 1999...........................      319,693         320,892
                    General Motors Acceptance Corp. 7.15% 2000...........................      615,604         625,799
                    General Motors Acceptance Corp. 7.50% 1997...........................      200,000         206,034
                    General Motors Acceptance Corp. 7.63% 1998...........................      585,000         606,674
                    Honda Auto Receivables Grantor Trust 6.20% 2000......................      332,512         334,175
                    Household Finance Corp. 7.25% 1994...................................       94,044          94,984
                    MBNA Corp. 8.25% 1998................................................       95,833          95,623
                    Premier Auto Trust 4.90% 1998........................................      317,641         315,059
                    Premier Auto Trust 7.85% 1998........................................    1,040,000       1,066,000
                    Resolution Funding Corp. zero coupon 2020............................    1,600,000         315,936
                    Resolution Funding Corp. zero coupon 2021............................    1,580,000         308,416
                    Sears Credit Account Master Trust 8.10% 2004.........................      700,000         753,809
                    Standard Credit Card Master Trust 6.25% 1998.........................      260,000         261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................      600,000         640,308
                    Standard Credit Card Master Trust 8.25% 2003.........................      710,000         784,323
                                                                                                           ------------
                                                                                                            19,182,485
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--0.5%
                    Aerospace & Military Technology--0.1%
                    British Aerospace PLC 7.55% 1997*....................................      150,000         152,566

                    Multi-Industry--0.4%
                    Tenneco, Inc. 10.00% 1998............................................      800,000         877,672
                                                                                                           ------------
                                                                                                             1,030,238
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--1.3%
                    Broadcasting & Media--1.1%
                    Lenfest Communications, Inc. 8.38% 2005..............................      255,000         254,363
                    Tele-Communications, Inc. 7.00% 1997.................................      300,000         304,056
                    Tele-Communications, Inc. 9.65% 2003.................................      375,000         422,513
                    Time Warner, Inc. 7.45% 1998.........................................    1,145,000       1,173,556

                    Leisure & Tourism--0.2%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................      365,000         367,573
                                                                                                           ------------
                                                                                                             2,522,061
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--1.1%
                    Communication Equipment--0.5%
                    Cablevision Industries Corp. 10.75% 2002.............................      980,000       1,060,850

                    Computers & Business Equipment--0.6%
                    Comdisco, Inc. 6.08% 1995............................................      350,000         350,000
                    Comdisco, Inc. 9.75% 1997............................................      700,000         728,378
                                                                                                           ------------
                                                                                                             2,139,228
                                                                                                           ------------
                    MATERIALS--0.1%
                    Forest Products--0.1%
                    PT Indah Kiat Pulp & Paper 8.88% 2000................................      170,000         160,650
                                                                                                           ------------


                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------

                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%
                    Foreign Government--1.3%
                    Government Backed Trusts 9.40% 1996..................................    $ 119,595     $   122,125
                    Petroleo Brasileiro SA 8.75% 1996(2).................................      800,000         799,456
                    Quebec Province Canada 13.25% 2014...................................      625,000         792,812
                    Republic of Argentina Bote II 5.90% 1997(1)..........................    1,430,000         554,840
                    Republic of Columbia 9.25% 2000(2)...................................      370,000         373,049
                                                                                                           ------------
                                                                                                             2,642,282
                                                                                                           ------------
                    U.S. GOVERNMENT & AGENCIES--16.9%
                    U.S. Government & Agencies--16.9%
                    Federal Home Loan Mortgage Corp. 6.50% 2018..........................      600,000         598,872
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................    3,500,000       3,501,085
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................    3,000,000       3,053,430
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................      310,000         318,962
                    Federal National Mortgage Association 7.00% TBA......................    2,000,000       2,023,120
                    Federal National Mortgage Association 7.50% TBA......................    1,000,000       1,023,120
                    Federal National Mortgage Association 7.70% 2004.....................      440,000         465,023
                    Federal National Mortgage Association 8.79% 2002.....................      180,000         180,900
                    Government National Mortgage Association 7.50% TBA...................    2,000,000       2,041,240
                    Government National Mortgage Association 8.00% TBA...................    5,000,000       5,173,400
                    Government National Mortgage Association 9.00% 2016..................      516,184         548,363
                    Government National Mortgage Association 9.00% 2016..................      583,076         619,425
                    Government National Mortgage Association 9.00% 2016..................      481,882         511,923
                    Government National Mortgage Association 9.00% 2017..................      342,014         360,504
                    Government National Mortgage Association 9.50% TBA...................    1,000,000       1,070,000
                    United States Treasury Bonds 7.88% 2021@.............................      280,000         336,437
                    United States Treasury Bonds 8.75% 2020..............................      520,000         680,794
                    United States Treasury Bonds 11.13% 2003.............................      510,000         678,540
                    United States Treasury Bonds 13.75% 2004.............................      200,000         307,500
                    United States Treasury Bonds Strip zero coupon 2020..................    3,310,000         681,529
                    United States Treasury Bonds Strip zero coupon 2004..................    9,580,000       5,691,191
                    United States Treasury Bonds Strip zero coupon 2018..................       50,000          11,837
                    United States Treasury Bonds Strip zero coupon 2021..................       40,000           7,687
                    United States Treasury Notes 7.25% 2004..............................      870,000         956,182
                    United States Treasury Notes 7.38% 1997..............................      850,000         880,549
                    United States Treasury Notes 7.50% 1999..............................    1,960,000       2,094,436
                                                                                                           ------------
                                                                                                            33,816,049
                                                                                                           ------------
                    UTILITIES--0.2%
                    Electric Utilities--0.2%
                    Central Maine Power Co. 7.45% 1999...................................      365,000         380,126
                                                                                                           ------------
                    TOTAL BONDS & NOTES (cost $64,132,258)...............................                   65,558,238
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $170,194,711)......................                  187,514,184
                                                                                                           ------------


---------------------

                                                                                             PRINCIPAL
                                         SHORT-TERM SECURITIES--0.8%                          AMOUNT          VALUE
                    ---------------------------------------------------------------------------------------------------

                    FOREIGN SHORT-TERM NOTES--0.8%
                    Banco Nacional de Comercio Exterior SNC 9.94% due 5/13/96............    $ 200,000     $   191,736
                    Mexican Tesobonos 7.70% due 12/21/95.................................      100,000          99,575
                    Mexican Tesobonos 7.75% due 12/21/95.................................      400,000         398,300
                    Mexican Tesobonos 7.75% due 1/18/96..................................      100,000          98,986
                    Mexican Tesobonos 7.75% due 2/08/96..................................      140,000         139,580
                    Mexican Tesobonos 8.00% due 1/18/96..................................      100,000          98,950
                    Petroleo Brasileiro 8.38% due 12/15/95...............................      180,000         179,432
                    Republic of Argentina 9.50% due 12/04/95.............................      210,000         210,000
                    Republic of Brazil 10.25% due 12/29/95...............................      140,000         138,906
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,552,233)........................                    1,555,465
                                                                                                           ------------
                                         REPURCHASE AGREEMENT--12.3%
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--12.3%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $24,554,921 and collateralized by $22,520,000 U.S. Treasury Notes
                      7.75% due 12/31/99@ (cost $24,551,000).............................    24,551,000     24,551,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $196,297,944)                                         106.9%                   213,620,649
                    Liabilities in excess of other assets--                        (6.9)                   (13,784,259)
                                                                                  ------                   ------------
                    NET ASSETS--                                                  100.0%                  $199,836,390
                                                                                  ======                  ==============


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers


              (1) Variable rate security; rate as of November 30, 1995



              (2) Fair valued security; see Note 2


              ADR--American Depositary Receipt

              TBA-- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------------

                                                                                                                   UNREALIZED
                    NUMBER OF                                             EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                     DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    -----------------------------------------------------------------------------------------------------------
                      4 Long    90 Day Euro Dollar....................  September 1997         $ 944,700            $  7,670
                      4 Long    90 Day Euro Dollar....................  December 1997            943,200               7,170
                     43 Long    U.S. Long Bond........................  December 1995          5,134,469              80,274
                      2 Long    U.S. Long Bond........................  March 1996               238,313                (328)
                     10 Long    U.S. 2 Year Note......................  March 1996             2,090,938               5,393
                      8 Long    U.S. 5 Year Note......................  March 1996               877,000               6,689
                    14 Short    U.S. 10 Year Note.....................  March 1996             1,587,250             (11,918)
                                                                                                                 --------------
                                Net Unrealized Appreciation.................................................        $ 94,950
                                                                                                                 =============


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO              INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--99.3%                              SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--6.0%
                    Automotive--3.2%
                    Goodyear Tire & Rubber Co. ..........................................       82,000     $ 3,474,750
                    Magna International, Inc. ADR........................................       45,000       1,957,500

                    Retail--2.8%
                    Federated Department Stores, Inc.+...................................       79,700       2,321,263
                    Lowe's Cos., Inc. ...................................................       74,700       2,353,050
                    Pep Boys-Manny, Moe & Jack...........................................        3,300          87,450
                                                                                                           ------------
                                                                                                            10,194,013
                                                                                                           ------------
                    CONSUMER STAPLES--13.8%
                    Food, Beverage & Tobacco--10.9%
                    Campbell Soup Co. ...................................................       54,000       3,017,250
                    McDonald's Corp. ....................................................       60,000       2,677,500
                    PepsiCo, Inc. .......................................................       94,000       5,193,500
                    Philip Morris Cos., Inc. ............................................       70,000       6,142,500
                    Wendy's International, Inc. .........................................       83,000       1,711,875

                    Household Products--2.9%
                    Colgate-Palmolive Co. ...............................................       24,000       1,758,000
                    Gillette Co. ........................................................       61,700       3,200,687
                                                                                                           ------------
                                                                                                            23,701,312
                                                                                                           ------------
                    ENERGY--5.9%
                    Energy Services--1.2%
                    Western Atlas, Inc.+.................................................       42,000       2,010,750

                    Energy Sources--4.7%
                    Atlantic Richfield Co. ..............................................       40,200       4,356,675
                    Enron Corp. .........................................................       98,000       3,675,000
                                                                                                           ------------
                                                                                                            10,042,425
                                                                                                           ------------
                    FINANCE--17.2%
                    Banks--6.7%
                    BankAmerica Corp. ...................................................       38,000       2,417,750
                    Fifth Third Bancorp..................................................       22,000       1,608,750
                    First Chicago Corp. .................................................       49,200       3,419,400
                    NationsBank Corp. ...................................................       37,500       2,676,563
                    Republic New York Corp. .............................................       22,000       1,386,000

                    Financial Services--7.0%
                    Dean Witter, Discover & Co. .........................................       54,000       2,754,000
                    First USA, Inc. .....................................................       18,000         825,750
                    MBNA Corp. ..........................................................       35,000       1,413,125
                    Merrill Lynch & Co., Inc. ...........................................       48,000       2,670,000
                    Travelers Group, Inc. ...............................................       73,066       4,347,427

                    Insurance--3.5%
                    American International Group, Inc. ..................................       28,575       2,564,606
                    ITT Corp. ...........................................................       15,600       1,912,950
                    PMI Group, Inc. .....................................................       30,000       1,425,000
                                                                                                           ------------
                                                                                                            29,421,321
                                                                                                           ------------


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE--11.5%
                    Drugs--4.2%
                    Lilly (Eli) & Co. ...................................................       44,500     $ 4,427,750
                    Schering-Plough Corp. ...............................................       48,000       2,754,000

                    Health Services--7.3%
                    Columbia/HCA Healthcare Corp. .......................................       76,700       3,959,637
                    Healthsource, Inc.+..................................................       21,500       1,343,750
                    U.S. HealthCare, Inc. ...............................................       80,000       3,640,000
                    United Healthcare Corp. .............................................       40,000       2,515,000
                    Value Health, Inc.+..................................................       39,000         979,875
                                                                                                           ------------
                                                                                                            19,620,012
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--8.7%
                    Aerospace & Military Technology--2.9%
                    AlliedSignal, Inc. ..................................................       51,000       2,409,750
                    Boeing Co. ..........................................................       30,300       2,208,113
                    Coltec Industries, Inc.+.............................................       30,000         330,000

                    Business Services--1.5%
                    WMX Technologies, Inc. ..............................................       87,000       2,566,500

                    Electrical Equipment--2.4%
                    General Electric Co. ................................................       61,200       4,115,700

                    Machinery--0.5%
                    Applied Materials, Inc.+.............................................       11,800         573,775
                    Centocor, Inc.+......................................................       25,200         352,800

                    Transportation--1.4%
                    Conrail, Inc. .......................................................       17,000       1,187,875
                    Illinois Central Corp. ..............................................       30,000       1,215,000
                                                                                                           ------------
                                                                                                            14,959,513
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--3.3%
                    Broadcasting & Media--1.2%
                    Tele-Communications Liberty Media Group+.............................       21,250         595,000
                    Tele-Communications TCI Group+.......................................       85,000       1,572,500

                    Leisure & Tourism--2.1%
                    Carnival Corp. ......................................................       75,000       1,950,000
                    Disney (Walt) Co. ...................................................       26,600       1,599,325
                                                                                                           ------------
                                                                                                             5,716,825
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--13.4%
                    Communication Equipment--2.8%
                    AirTouch Communications, Inc.+.......................................      130,000       3,786,250
                    Motorola, Inc. ......................................................       17,000       1,041,250

                    Computers & Business Equipment--3.5%
                    COMPAQ Computer Corp.+...............................................       73,400       3,633,300
                    International Business Machines Corp. ...............................       23,600       2,280,350

                    Electronics--7.1%
                    General Instrument Corp.+............................................       67,500       1,729,687
                    General Motors Corp., Class E........................................       50,000       2,525,000
                    Intel Corp. .........................................................       78,000       4,748,250
                    National Semiconductor Corp.+........................................      150,000       3,206,250
                                                                                                           ------------
                                                                                                            22,950,337
                                                                                                           ------------


                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS--8.4%
                    Chemicals--7.0%
                    Eastman Kodak Co. ...................................................     30,000       $ 2,040,000
                    Monsanto Co. ........................................................     32,000         3,664,000
                    Morton International, Inc. ..........................................     36,000         1,246,500
                    Rohm & Haas Co. .....................................................     32,000         1,928,000
                    Union Carbide Corp. .................................................     79,000         3,130,375

                    Forest Products--1.2%
                    Alco Standard Corp. .................................................     46,000         2,001,000

                    Metals & Minerals--0.2%
                    Alumax, Inc.+........................................................     11,500           382,375
                                                                                                          ------------
                                                                                                            14,392,250
                                                                                                          ------------
                    UTILITIES--11.1%
                    Electric Utilities--5.1%
                    FPL Group, Inc.+.....................................................    100,000         4,337,500
                    Houston Industries, Inc. ............................................     94,500         4,323,375

                    Telephone--6.0%
                    AT&T Corp. ..........................................................    125,000         8,250,000
                    Century Telephone Enterprises, Inc. .................................     67,600         2,112,500
                                                                                                          ------------
                                                                                                            19,023,375
                                                                                                          ------------
                    TOTAL INVESTMENT SECURITIES (cost $145,643,214)......................                  170,021,383
                                                                                                          ------------
                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--4.4%                                               AMOUNT
                    --------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $7,513,000)............................... $7,513,000         7,513,000
                                                                                                          ------------
                    TOTAL INVESTMENTS--
                      (cost $153,156,214)                                          103.7%                  177,534,383
                    Liabilities in excess of other assets--                         (3.7)                   (6,253,310)
                                                                                   -----                  ------------
                    NET ASSETS--                                                   100.0%                 $171,281,073
                                                                                   =====                  ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--90.8%                              SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--1.0%
                    Retail--1.0%
                    Home Depot, Inc......................................................       39,000     $ 1,730,625
                                                                                                           ------------
                    CONSUMER STAPLES--11.6%
                    Food, Beverage & Tobacco--9.4%
                    Coca-Cola Co. .......................................................       25,100       1,901,325
                    McDonald's Corp. ....................................................      107,900       4,815,038
                    PepsiCo, Inc. .......................................................       34,000       1,878,500
                    Philip Morris Cos., Inc. ............................................       81,300       7,134,075

                    Household Products--2.2%
                    Gillette Co. ........................................................       72,800       3,776,500
                                                                                                           ------------
                                                                                                            19,505,438
                                                                                                           ------------
                    FINANCE--22.2%
                    Banks--11.2%
                    Citicorp.............................................................       52,400       3,707,300
                    First Bank Systems, Inc. ............................................       37,800       1,951,425
                    First Chicago Corp. .................................................       61,100       4,246,450
                    First Interstate Bancorp.............................................       11,500       1,541,000
                    NationsBank Corp. ...................................................       44,500       3,176,188
                    Norwest Corp. .......................................................      124,620       4,112,460

                    Financial Services--9.2%
                    Beneficial Corp. ....................................................       27,900       1,415,925
                    Dean Witter, Discover & Co. .........................................       27,800       1,417,800
                    Federal National Mortgage Association................................       50,100       5,485,950
                    Household International, Inc. .......................................       32,900       2,056,250
                    MBNA Corp. ..........................................................       12,600         508,725
                    Merrill Lynch & Co., Inc. ...........................................       81,600       4,539,000

                    Insurance--1.8%
                    ITT Corp. ...........................................................       24,900       3,053,363
                                                                                                           ------------
                                                                                                            37,211,836
                                                                                                           ------------
                    HEALTHCARE--5.9%
                    Drugs--3.8%
                    Amgen, Inc.+.........................................................       55,200       2,739,300
                    Merck & Co., Inc. ...................................................       33,200       2,054,250
                    Schering-Plough Corp. ...............................................       26,500       1,520,437

                    Health Services--0.9%
                    United Healthcare Corp. .............................................       23,800       1,496,425

                    Medical Products--1.2%
                    Abbott Laboratories..................................................       19,700         800,313
                    Guidant Corp. .......................................................       34,600       1,293,175
                                                                                                           ------------
                                                                                                             9,903,900
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--6.7%
                    Business Services--1.2%
                    XTRA Corp. ..........................................................       48,750       2,084,063

                    Machinery--3.6%
                    Applied Materials, Inc.+.............................................      122,300       5,946,837

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Transportation--1.9%
                    UAL Corp. ...........................................................       15,300     $ 3,201,525
                                                                                                           ------------
                                                                                                            11,232,425
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--11.1%
                    Broadcasting & Media--4.0%
                    Capital Cities/ABC, Inc. ............................................       10,400       1,285,700
                    Tele-Communications Liberty Media Group+.............................       49,725       1,392,300
                    Tele-Communications TCI Group+.......................................      217,100       4,016,350

                    Leisure & Tourism--7.1%
                    Disney (Walt) Co. ...................................................       98,600       5,928,325
                    KLM Royal Dutch Airlines ADR.........................................       49,500       1,707,750
                    Northwest Airlines Corp.+............................................       86,500       4,357,438
                                                                                                           ------------
                                                                                                            18,687,863
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--28.5%
                    Communication Equipment--13.4%
                    AirTouch Communications, Inc.+.......................................      195,500       5,693,937
                    Cox Communications, Inc.+............................................      136,300       2,726,000
                    DSC Communications Corp.+............................................       47,600       1,886,150
                    Ericsson (L.M.) Telephone Co. ADR....................................       83,000       1,971,250
                    Motorola, Inc. ......................................................       53,100       3,252,375
                    Nokia Corp. ADR......................................................      127,900       6,938,575

                    Computers & Business Equipment--4.5%
                    COMPAQ Computer Corp.+...............................................       37,500       1,856,250
                    Hewlett-Packard Co. .................................................       68,000       5,635,500

                    Electronics--2.1%
                    Intel Corp. .........................................................       59,200       3,603,800

                    Software--8.5%
                    Cisco Systems, Inc.+.................................................       57,100       4,803,537
                    Microsoft Corp.+.....................................................       64,500       5,619,562
                    Oracle Systems Corp.+................................................       84,400       3,829,650
                                                                                                           ------------
                                                                                                            47,816,586
                                                                                                           ------------
                    REAL ESTATE--1.4%
                    Real Estate Companies--1.4%
                    Green Tree Financial Corp. ..........................................       82,800       2,339,100
                                                                                                           ------------
                    UTILITIES--2.4%
                    Telephone--2.4%
                    AT&T Corp. ..........................................................       60,500       3,993,000
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $135,818,446)...............................                  152,420,773
                                                                                                           ------------


---------------------

                                               WARRANTS--4.3%+                                SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    INFORMATION TECHNOLOGY--4.3%
                    Electronics--4.3%
                    Intel Corp. (cost $3,451,125)........................................      231,000    $  7,189,875
                                                                                                          ------------
                    TOTAL INVESTMENT SECURITIES (cost $139,269,571)......................                  159,610,648
                                                                                                          ------------
                                                                                             PRINCIPAL
                                         SHORT-TERM SECURITIES--4.8%                          AMOUNT
                    --------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.7%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95@................................................    $7,916,000      7,916,000
                                                                                                          ------------
                    U.S. GOVERNMENT--0.1%
                    United States Treasury Bills 5.18% due 12/21/95@.....................      100,000          99,716
                                                                                                          ------------
                    TOTAL SHORT-TERM SECURITIES (cost $8,015,713)........................                    8,015,716
                                                                                                          ------------
                    TOTAL INVESTMENTS--
                      (cost $147,285,284)                                           99.9%                  167,626,364
                    Other assets less liabilities--                                  0.1                       243,363
                                                                                   -----                  ------------
                    NET ASSETS--                                                   100.0%                 $167,869,727
                                                                                   =====                  ============


              -----------------------------

              +  Non-income producing securities


              ADR--American Depositary Receipt



              @ The security or a portion thereof represents collateral for the following open futures contracts:


                    OPEN FUTURES CONTRACTS
                    -------------------------------------------------------------------------------------------------------------

                    NUMBER OF                                               EXPIRATION         VALUE AS OF        UNREALIZED
                    CONTRACTS                 DESCRIPTION                      DATE         NOVEMBER 30, 1995     APPRECIATION
                    -------------------------------------------------------------------------------------------------------------
                      9 Long    Standard & Poor's 500 Index.............  December 1995         $2,732,625         $ 96,750
                                                                                                                  =========


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                    INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--91.6%                              SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--4.7%
                    Apparel & Textiles--1.8%
                    Tommy Hilfiger Corp.+................................................       60,000     $ 2,647,500

                    Retail--2.9%
                    Federated Department Stores, Inc.+...................................       92,000       2,679,500
                    Office Depot, Inc.+..................................................       27,200         666,400
                    Sunglass Hut International, Inc.+....................................       50,700       1,064,700
                                                                                                           ------------
                                                                                                             7,058,100
                                                                                                           ------------
                    CONSUMER STAPLES--2.7%
                    Food, Beverage & Tobacco--2.7%
                    Boston Chicken, Inc.+................................................       49,000       1,696,625
                    Nabisco Holdings Corp. ..............................................       80,000       2,260,000
                                                                                                           ------------
                                                                                                             3,956,625
                                                                                                           ------------
                    ENERGY--4.5%
                    Energy Services--2.4%
                    Schlumberger Ltd. ...................................................       30,000       1,905,000
                    Tidewater, Inc. .....................................................       50,000       1,431,250
                    Western Atlas, Inc.+.................................................        4,000         191,500

                    Energy Sources--2.1%
                    Apache Corp. ........................................................       88,000       2,343,000
                    Burlington Northern Santa Fe.........................................       10,600         854,625
                                                                                                           ------------
                                                                                                             6,725,375
                                                                                                           ------------
                    FINANCE--12.4%
                    Banks--1.4%
                    Chase Manhattan Corp. ...............................................       34,000       2,069,750

                    Financial Services--5.0%
                    Dean Witter, Discover & Co. .........................................       46,000       2,346,000
                    Morgan Stanley Group, Inc. ..........................................       22,000       1,897,500
                    Travelers Group, Inc. ...............................................       55,000       3,272,500

                    Insurance--6.0%
                    Aetna Life & Casualty Co. ...........................................       62,500       4,585,938
                    Cigna Corp. .........................................................       25,000       2,750,000
                    Prudential Reinsurance Holdings, Inc. ...............................       82,000       1,711,750
                                                                                                           ------------
                                                                                                            18,633,438
                                                                                                           ------------
                    HEALTHCARE--17.0%
                    Drugs--4.8%
                    Amgen, Inc.+.........................................................       40,000       1,985,000
                    Boston Scientific Corp.+.............................................       37,000       1,498,500
                    Merck & Co., Inc. ...................................................       26,500       1,639,688
                    SmithKline Beecham PLC ADR...........................................       40,000       2,130,000

                    Health Services--3.1%
                    Pharmacia & Upjohn, Inc.+............................................       65,000       2,331,875
                    U.S. HealthCare, Inc. ...............................................       50,000       2,275,000


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Medical Products--9.1%
                    Baxter International, Inc. ..........................................       60,000     $ 2,520,000
                    Genzyme Corp.+.......................................................       40,000       2,610,000
                    Guidant Corp. .......................................................       64,500       2,410,687
                    IDEXX Laboratories, Inc.+............................................       51,000       2,269,500
                    Medtronic, Inc. .....................................................       28,000       1,536,500
                    Possis Medical, Inc. ................................................      125,000       2,234,375
                                                                                                           ------------
                                                                                                            25,441,125
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--11.2%
                    Aerospace & Military Technology--2.2%
                    Boeing Co. ..........................................................       46,000       3,352,250

                    Business Services--2.4%
                    CUC International, Inc.+.............................................       60,000       2,280,000
                    DST Systems, Inc. ...................................................       48,000       1,386,000

                    Electrical Equipment--2.1%
                    Austria Mikro Systeme International AG...............................        7,200       1,265,864
                    AVX Corp. ...........................................................       65,000       1,868,750

                    Machinery--4.5%
                    BJ Services Co.+.....................................................      107,000       2,634,875
                    Case Corp. ..........................................................       40,000       1,670,000
                    Harnischfeger Industries, Inc. ......................................       70,000       2,371,250
                                                                                                           ------------
                                                                                                            16,828,989
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--9.7%
                    Broadcasting & Media--8.3%
                    Evergreen Media Corp.+...............................................       50,000       1,212,500
                    MobileMedia Corp.+...................................................      120,000       3,105,000
                    News Corp., Ltd. ADR.................................................      100,000       1,887,500
                    Tele-Communications Liberty Media Group+.............................       18,750         525,000
                    Tele-Communications TCI Group+.......................................       75,000       1,387,500
                    Viacom, Inc.+........................................................       90,500       4,366,625

                    Leisure & Tourism--1.4%
                    Disney (Walt) Co. ...................................................       35,000       2,104,375
                                                                                                           ------------
                                                                                                            14,588,500
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--24.0%
                    Communication Equipment--4.9%
                    Ericsson (L.M.) Telephone Co. ADR....................................       96,000       2,280,000
                    Glenayre Technologies, Inc.+.........................................       25,000       1,431,250
                    Paging Network, Inc.+................................................      160,000       3,560,000

                    Computers & Business Equipment--10.7%
                    3Com Corp.+..........................................................       78,000       3,568,500
                    Ascend Communications, Inc.+.........................................       22,000       1,573,000
                    Bay Networks, Inc.+..................................................       81,500       3,667,500
                    NETCOM On-Line Communications Services+..............................       21,000       1,533,000
                    Newbridge Networks Corp.+............................................       54,000       2,301,750
                    StrataCom, Inc.+.....................................................       26,000       1,950,000
                    Sun Microsystems, Inc.+..............................................       18,000       1,514,250

                    Electronics--1.3%
                    Intel Corp. .........................................................       31,000       1,887,125

                    Software--4.9%
                    America Online, Inc.+................................................       50,000       2,043,750
                    Cheyenne Software, Inc.+.............................................       60,600       1,408,950


                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software (continued)
                    Premenos Technology Corp.+...........................................       50,000     $  2,125,000
                    Sybase, Inc.+........................................................       50,000        1,756,250

                    Telecommunications--2.2%
                    MFS Communications, Inc.+............................................       45,000        2,047,500
                    Mobile Telecommunication Technologies Corp.+.........................       55,000        1,265,000
                                                                                                           ------------
                                                                                                             35,912,825
                                                                                                           ------------
                    MATERIALS--5.4%
                    Chemicals--5.4%
                    Arcadian Corp. ......................................................      155,000        3,216,250
                    Monsanto Co. ........................................................       20,000        2,290,000
                    USA Waste Services, Inc.+............................................      125,000        2,625,000
                                                                                                           ------------
                                                                                                              8,131,250
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $120,802,728)......................                   137,276,227
                                                                                                           ------------
                                                                                             PRINCIPAL
                                         SHORT-TERM SECURITIES--9.5%                          AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES--7.5%
                    Albertson's, Inc. 5.70% due 12/14/95.................................   $3,110,000        3,103,599
                    Bellsouth Capital Funding Corp. 5.71% due 12/12/95...................    2,280,000        2,276,022
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................    2,430,000        2,428,458
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................      700,000          700,000
                    Wal-Mart Stores, Inc. 5.70% due 12/04/95.............................    2,775,000        2,773,682
                                                                                                           ------------
                                                                                                             11,281,761
                                                                                                           ------------
                    FEDERAL AGENCY OBLIGATIONS--2.0%
                    Federal Home Loan Bank Discount Notes 5.80% due 12/01/95.............    2,930,000        2,930,000
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $14,211,761).......................                    14,211,761
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $135,014,489)                                          101.1%                   151,487,988
                    Liabilities in excess of other assets --                        (1.1)                    (1,577,505)
                                                                                   -----                   ------------
                    NET ASSETS --                                                  100.0%                  $149,910,483
                                                                                   =====                   ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST

    PROVIDENT GROWTH
    PORTFOLIO                            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995


                                             COMMON STOCK--96.7%                              SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--2.9%
                    Retail--2.9%
                    AutoZone, Inc.+......................................................    49,500        $  1,441,688
                    Office Depot, Inc.+..................................................    76,000           1,862,000
                                                                                                            -----------
                                                                                                              3,303,688
                                                                                                            -----------
                    CONSUMER STAPLES--0.9%
                    Household Products--0.9%
                    Gillette Co..........................................................    20,600           1,068,625
                                                                                                            -----------
                    ENERGY--2.0%
                    Energy Sources--2.0%
                    Enron Corp...........................................................    60,800           2,280,000
                                                                                                            -----------
                    FINANCE--15.9%
                    Financial Services--12.5%
                    Federal Home Loan Mortgage Corp......................................     5,300             408,100
                    Federal National Mortgage Association................................    20,600           2,255,700
                    Finova Group, Inc....................................................    31,000           1,503,500
                    First Data Corp......................................................    83,625           5,937,375
                    First USA, Inc.......................................................    28,200           1,293,675
                    MBNA Corp............................................................    75,300           3,040,237

                    Insurance--3.4%
                    American International Group, Inc....................................    15,300           1,373,175
                    MGIC Investment Corp.................................................    36,400           2,024,750
                    PMI Group, Inc.......................................................    11,500             546,250
                                                                                                            -----------
                                                                                                             18,382,762
                                                                                                            -----------
                    HEALTHCARE--11.4%
                    Drugs--5.4%
                    Amgen, Inc.+.........................................................    17,000             843,625
                    Cardinal Health, Inc.................................................    26,800           1,447,200
                    Merck & Co., Inc.....................................................    14,200             878,625
                    Pfizer, Inc..........................................................    26,800           1,554,400
                    Quorum Health Group, Inc.+...........................................    41,600             899,600
                    Scherer (R.P.) Corp.+................................................    13,200             585,750

                    Health Services--2.5%
                    HEALTHSOUTH Corp.+...................................................    48,200           1,458,050
                    United Healthcare Corp...............................................    22,500           1,414,687

                    Medical Products--3.5%
                    Medtronic, Inc.......................................................    53,400           2,930,325
                    St. Jude Medical, Inc................................................    28,200           1,113,900
                                                                                                            -----------
                                                                                                             13,126,162
                                                                                                            -----------
                    INDUSTRIAL & COMMERCIAL--10.9%
                    Aerospace & Military Technology--1.8%
                    Boeing Co............................................................    28,300           2,062,363


                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services--2.3%
                    ASM Lithography Holdings NV+.........................................    20,000        $   842,500
                    CUC International, Inc.+.............................................    17,000            646,000
                    Loewen Group, Inc....................................................    45,400          1,203,100

                    Electrical Equipment--1.4%
                    AVX Corp.............................................................    24,000            690,000
                    SGS-Thomson Microelectronics NV+.....................................    25,000            931,250

                    Machinery--4.8%
                    American Standard Companies, Inc.+...................................    37,800          1,134,000
                    Applied Materials, Inc.+.............................................    55,400          2,693,825
                    Tyco International Ltd...............................................    53,400          1,675,425

                    Transportation--0.6%
                    Fritz Cos., Inc.+....................................................    17,400            674,250
                                                                                                           -----------
                                                                                                            12,552,713
                                                                                                           -----------
                    INFORMATION & ENTERTAINMENT--6.9%
                    Broadcasting & Media--5.0%
                    British Sky Broadcast Group PLC ADR..................................    49,900          1,989,762
                    Cabletron Systems, Inc.+.............................................    23,500          1,950,500
                    Capital Cities/ABC, Inc..............................................    14,900          1,842,013

                    Leisure & Tourism--1.9%
                    HFS, Inc.............................................................    31,200          2,160,600
                                                                                                           -----------
                                                                                                             7,942,875
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--44.1%
                    Communication Equipment--9.7%
                    Ericsson (L.M.) Telephone Co. ADR....................................   206,400          4,902,000
                    Glenayre Technologies, Inc.+.........................................    16,800            961,800
                    Motorola, Inc........................................................    18,800          1,151,500
                    Nokia Corp. ADR......................................................    76,400          4,144,700

                    Computers & Business Equipment--8.4%
                    3Com Corp.+..........................................................    47,800          2,186,850
                    Automatic Data Processing, Inc.......................................     7,800            621,075
                    Ceridian Corp.+......................................................    13,000            546,000
                    Computer Sciences Corp.+.............................................    23,600          1,716,900
                    Hewlett-Packard Co...................................................    24,500          2,030,437
                    United States Robotics Corp..........................................    23,800          2,612,050

                    Electronics--10.6%
                    Analog Devices, Inc.+................................................    50,950          1,885,150
                    Intel Corp...........................................................    65,700          3,999,487
                    LSI Logic Corp.+.....................................................    32,000          1,340,000
                    Molex, Inc...........................................................    26,875            839,844
                    Texas Instruments, Inc...............................................    49,100          2,841,663
                    Xilinx, Inc.+........................................................    39,800          1,278,575

                    Software--13.6%
                    Cisco Systems, Inc.+.................................................    33,800          2,843,425
                    Computer Associates International, Inc...............................    49,200          3,222,600
                    Informix Corp.+......................................................    56,600          1,567,113
                    Microsoft Corp.+.....................................................    38,700          3,371,737
                    Oracle Systems Corp.+................................................    88,550          4,017,956
                    Paychex, Inc.........................................................    15,000            676,875


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Telecommunications--1.8%
                    Andrew Corp.+........................................................    27,850        $  1,204,513
                    Frontier Corp........................................................    35,400             915,975
                                                                                                           ------------
                                                                                                             50,878,225
                                                                                                           ------------
                    MATERIALS--1.7%
                    Chemicals--0.9%
                    Air Products & Chemicals, Inc........................................    17,500             971,250

                    Forest Products--0.8%
                    Alco Standard Corp...................................................    21,400             930,900
                                                                                                           ------------
                                                                                                              1,902,150
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $83,389,759).......................                   111,437,200
                                                                                                           ------------

                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT--2.3%                           AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--2.3%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,633,329 and collateralized by $2,345,000 U.S. Treasury Bonds
                      7.50% due 11/15/16 (cost $2,633,000).............................. $2,633,000           2,633,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $86,022,759)                                            99.0%                    114,070,200
                    Other assets less liabilities--                                  1.0                       1,205,839
                                                                                   -----                   -------------
                    NET ASSETS--                                                   100.0%                   $115,276,039
                                                                                   =====                   =============


              -----------------------------


              + Non-income producing securities



              ADR--American Depositary Receipt



              See Notes to Financial Statements


                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO             INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--87.9%                               SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--4.7%
                    Automotive--2.3%
                    General Motors Corp. ................................................        72,000     $ 3,492,000

                    Retail--2.4%
                    Federated Department Stores, Inc.+...................................        68,800       2,003,800
                    Harcourt General, Inc. ..............................................        36,600       1,473,150
                    Office Max, Inc. ....................................................           100           2,275
                    Sears, Roebuck & Co. ................................................         8,100         318,937
                                                                                                            ------------
                                                                                                              7,290,162
                                                                                                            ------------
                    CONSUMER STAPLES--8.5%
                    Food, Beverage & Tobacco--7.5%
                    American Brands, Inc. ...............................................         2,400         100,200
                    Archer-Daniels-Midland Co. ..........................................         3,200          55,200
                    Coca-Cola Co. .......................................................        53,000       4,014,750
                    McDonald's Corp. ....................................................        69,600       3,105,900
                    Nestle SA ADR........................................................        32,900       1,756,113
                    Philip Morris Cos., Inc. ............................................         2,600         228,150
                    Seagram Co., Ltd. ...................................................        36,600       1,335,900
                    Tyson Foods, Inc. ...................................................        43,400       1,030,750

                    Household Products--1.0%
                    American Home Products Corp. ........................................           600          54,750
                    Gillette Co. ........................................................        27,800       1,442,125
                    Maytag Corp. ........................................................         2,200          44,825
                                                                                                            ------------
                                                                                                             13,168,663
                                                                                                            ------------
                    ENERGY--4.3%
                    Energy Services--4.2%
                    Amerada Hess Corp. ..................................................        45,200       2,147,000
                    Amoco Corp. .........................................................           700          47,425
                    Burlington Resources, Inc. ..........................................        55,100       2,121,350
                    Chevron Corp. .......................................................         4,100         202,438
                    Energy Ventures, Inc.+...............................................        28,400         596,400
                    Exxon Corp. .........................................................         6,500         502,937
                    Mobil Corp. .........................................................           600          62,625
                    Schlumberger Ltd. ...................................................        11,600         736,600
                    Sonat, Inc. .........................................................         1,200          38,700

                    Energy Sources--0.1%
                    Atlantic Richfield Co. ..............................................         1,300         140,888
                                                                                                            ------------
                                                                                                              6,596,363
                                                                                                            ------------
                    FINANCE--41.7%
                    Banks--10.3%
                    Banc One Corp. ......................................................        80,900       3,084,312
                    First Bank Systems, Inc. ............................................        68,900       3,556,962
                    First Union Corp. ...................................................         1,100          60,088
                    Golden West Financial Corp. .........................................        38,300       1,958,088
                    Republic New York Corp. .............................................        13,100         825,300
                    State Street Boston Corp. ...........................................        56,200       2,529,000
                    Wells Fargo & Co. ...................................................        18,400       3,868,600


---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services--13.4%
                    American Express Co. ................................................       121,300     $ 5,155,250
                    Barnett Banks, Inc. .................................................        24,500       1,473,063
                    Dean Witter, Discover & Co. .........................................        12,800         652,800
                    Donaldson Lufkin & Jenrette, Inc. ...................................        26,100         867,825
                    Federal Home Loan Mortgage Corp. ....................................        10,800         831,600
                    Morgan (J.P.) & Co., Inc. ...........................................        38,000       2,983,000
                    Morgan Stanley Group, Inc. ..........................................        44,100       3,803,625
                    Travelers Group, Inc. ...............................................        85,200       5,069,400

                    Insurance--18.0%
                    20th Century Industries+ ............................................        76,400       1,394,300
                    Allstate Corp. ......................................................        97,795       4,009,595
                    American International Group, Inc. ..................................        21,700       1,947,575
                    Berkley (W.R.) Corp. ................................................        45,200       2,045,300
                    Chubb Corp. .........................................................        45,800       4,454,050
                    Equitable Cos., Inc. ................................................       176,700       4,395,412
                    General Reinsurance Group............................................        28,900       4,324,162
                    NAC Reinsurance Corp. ...............................................        48,900       1,613,700
                    National Reinsurance Corp. ..........................................        21,700         713,388
                    Progressive Corp., Ohio..............................................        36,100       1,606,450
                    Transatlantic Holdings, Inc. ........................................        19,400       1,333,750
                                                                                                            ------------
                                                                                                             64,556,595
                                                                                                            ------------
                    HEALTHCARE--3.1%
                    Drugs--3.1%
                    Bristol-Myers Squibb Co. ............................................           500          40,125
                    Johnson & Johnson Co. ...............................................        14,700       1,273,388
                    Merck & Co., Inc. ...................................................        10,400         643,500
                    Pfizer, Inc. ........................................................        48,500       2,813,000

                    Health Services--0.0%
                    Transport Holdings, Inc.+ ...........................................           316          12,403
                                                                                                            ------------
                                                                                                              4,782,416
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL--1.4%
                    Business Services--0.0%
                    Dun & Bradstreet Corp. ..............................................           300          18,713
                    WMX Technologies, Inc. ..............................................         1,000          29,500

                    Electrical Equipment--0.2%
                    General Electric Co. ................................................         3,200         215,200

                    Transportation--1.2%
                    Illinois Central Corp. ..............................................        21,000         850,500
                    Union Pacific Corp. .................................................        15,500       1,050,125
                                                                                                            ------------
                                                                                                              2,164,038
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT--6.5%
                    Broadcasting & Media--4.6%
                    Gannett Co., Inc. ...................................................        49,400       3,013,400
                    News Corp., Ltd. ADR.................................................       142,000       2,680,250
                    Tribune Co. .........................................................        23,500       1,515,750

                    Leisure & Tourism--1.9%
                    Disney (Walt) Co. ...................................................        14,300         859,788
                    Host Marriott Corp.+ ................................................       158,900       2,045,837
                                                                                                            ------------
                                                                                                             10,115,025
                                                                                                            ------------


                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--8.9%
                    Communication Equipment--1.5%
                    AirTouch Communications, Inc.+.......................................        57,000     $ 1,660,125
                    Cellular Communications, Inc.+ ......................................        11,900         569,713
                    SBC Communications, Inc. ............................................           700          37,800

                    Computers & Business Equipment--2.4%
                    Hewlett-Packard Co. .................................................        44,500       3,687,937

                    Electronics--5.0%
                    Cirrus Logic, Inc.+..................................................        32,400         939,600
                    Intel Corp. .........................................................        68,600       4,176,025
                    Texas Instruments, Inc. .............................................        46,100       2,668,037

                    Telecommunications--0.0%
                    Royal PTT Nederland NV ADR+ .........................................           100           3,538
                                                                                                            ------------
                                                                                                             13,742,775
                                                                                                            ------------
                    MATERIALS--5.7%
                    Chemicals--0.9%
                    Dow Chemical Co. ....................................................           400          28,350
                    Eastman Kodak Co. ...................................................        21,800       1,482,400

                    Forest Products--4.5%
                    Fort Howard Corp.+...................................................        86,200       1,713,225
                    International Paper Co. .............................................           600          22,875
                    Jefferson Smurfit Corp. .............................................        57,700         649,125
                    Mead Corp. ..........................................................        20,100       1,148,212
                    Union Camp Corp. ....................................................        47,400       2,328,525
                    Weyerhaeuser Co. ....................................................        24,200       1,095,050

                    Metals & Minerals--0.3%
                    Alumax, Inc.+........................................................         3,900         129,675
                    Reynolds Metals Co. .................................................         5,500         317,625
                                                                                                            ------------
                                                                                                              8,915,062
                                                                                                            ------------
                    REAL ESTATE--2.0%
                    Real Estate Investment Trusts--2.0%
                    Federal Realty Investment Trust......................................        25,000         550,000
                    Kimco Realty Corp. ..................................................         3,700         148,000
                    Mid-Atlantic Realty Trust............................................        14,800         125,800
                    Saul Centers, Inc. ..................................................        15,900         220,613
                    Simon Property Group, Inc. ..........................................           400           9,300
                    United Dominion Realty Trust, Inc. ..................................        27,300         385,612
                    Vornado Realty Trust.................................................        39,200       1,391,600
                    Weingarten Realty Investors..........................................         8,000         274,000
                                                                                                            ------------
                                                                                                              3,104,925
                                                                                                            ------------
                    UTILITIES--1.1%
                    Electric Utilities--0.1%
                    Carolina Power & Light Co. ..........................................           600          19,725
                    Duke Power Co. ......................................................           900          40,387
                    New England Electric Systems.........................................           300          11,700
                    San Diego Gas & Electric Co. ........................................           500          11,375
                    SCEcorp. ............................................................           700          10,938
                    Southern Co. ........................................................         1,200          27,450
                    Wisconsin Energy Corp. ..............................................           500          14,750


---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone--1.0%
                    AT&T Corp. ..........................................................         7,700     $    508,200
                    MCI Communications Corp. ............................................        39,700        1,061,975
                                                                                                            ------------
                                                                                                               1,706,500
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $121,711,418)...............................                    136,142,524
                                                                                                            ------------
                                            PREFERRED STOCK--2.4%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE--2.4%
                    Banks--2.4%
                    Banc One Corp., Series C.............................................         3,700          250,213
                    Citicorp.............................................................        18,510        3,549,292
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $3,029,488)..............................                      3,799,505
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $124,740,906)......................                    139,942,029
                                                                                                            ------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES--11.0%                           AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS--11.0%
                    Federal Farm Credit Bank Discount Notes 5.68% due 12/04/95...........    $5,410,000        5,407,439
                    Federal Home Loan Mortgage Discount Notes 5.80% due 12/01/95.........    11,590,000       11,590,000
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $16,997,439)                                            16,997,439
                                                                                                            ------------
                    TOTAL INVESTMENTS--
                      (cost $141,738,345)                                          101.3%                    156,939,468
                    Liabilities in excess of other assets--                         (1.3)                     (2,031,471)
                                                                                   -----                    ------------
                    NET ASSETS--                                                   100.0%                   $154,907,997
                                                                                   =====                    =============


              -----------------------------


              + Non-income producing securities



              ADR--American Depositary Receipt



              See Notes to Financial Statements


                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                             COMMON STOCK--94.7%                               SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    AUSTRALIA--1.0%
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        67,219     $   543,778
                    Mayne Nickless Ltd. (Industrial & Commercial)........................        27,313         125,680
                    National Australia Bank Ltd. (Finance)...............................        41,000         357,236
                    Qantas Airways Ltd. (Industrial & Commercial)........................        41,731          70,925
                    Woolworths Ltd. (Consumer Discretionary).............................       275,404         643,849
                                                                                                            ------------
                                                                                                              1,741,468
                                                                                                            ------------
                    BELGIUM--0.3%
                    Kredietbank NV (Finance).............................................         2,271         580,545
                                                                                                            ------------
                    CANADA--1.4%
                    Alcan Aluminium Ltd. (Materials).....................................            52           1,763
                    Magna International, Inc. (Consumer Discretionary)...................        15,000         651,454
                    Renaissance Energy Ltd. (Energy).....................................        71,900       1,653,938
                                                                                                            ------------
                                                                                                              2,307,155
                                                                                                            ------------
                    DENMARK--0.7%
                    Den Danske Bank (Finance)............................................        15,300       1,035,112
                    Tele Danmark A/S (Utilities).........................................         3,300         179,668
                                                                                                            ------------
                                                                                                              1,214,780
                                                                                                            ------------
                    FINLAND--1.0%
                    Metsa-Serla Oy (Materials)...........................................        14,400         485,446
                    Nokia Corp. (Information Technology).................................        12,800         702,315
                    Unitas Ltd. (Finance)................................................       175,035         435,431
                                                                                                            ------------
                                                                                                              1,623,192
                                                                                                            ------------
                    FRANCE--5.6%
                    Assurance General de France (Finance)................................        22,600         726,841
                    Banque National Paris (Finance)......................................        16,200         717,403
                    Bouygues SA (Consumer Discretionary).................................         3,100         340,407
                    Casino Guichard Perrachon et Cie S.C.A. (Consumer Discretionary).....         6,849         193,509
                    Cie Financiere de Paribas (Finance)..................................         8,415         467,247
                    Credit Foncier de France (Finance)...................................         7,300         142,328
                    Eaux (cie Generale) (Industrial & Commercial)........................         7,370         717,137
                    Groupe Danone (Consumer Staples).....................................         4,490         702,673
                    Legris Industries SA (Industrial & Commercial).......................         5,700         191,885
                    Peugeot SA (Consumer Discretionary)..................................         5,550         717,313
                    Salomon SA (Consumer Staples)........................................           920         512,125
                    Sanofi SA (Healthcare)...............................................         7,600         439,964
                    Sefimeg (Real Estate)................................................         3,700         255,786
                    Seita (Healthcare)...................................................        16,000         525,799
                    Simco (Real Estate)..................................................         2,600         237,050
                    Societe de Immeubles (Real Estate)...................................         2,671         147,720
                    Total SA (Energy)....................................................        12,405         763,117
                    TV Francaise (Information & Entertainment)...........................         3,430         338,842
                    Unibail SA (Finance).................................................         4,630         459,243
                    Union Immeubles de France (Real Estate)..............................         3,300         295,582
                    USINOR SACILOR (Materials)...........................................        23,900         344,336
                                                                                                            ------------
                                                                                                              9,236,307
                                                                                                            ------------
                    GERMANY--2.7%
                    Bayer AG (Materials).................................................         3,810         991,290
                    Deutsche Bank AG (Finance)...........................................        22,000       1,032,082


---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    KSB Kl Schanz Beck (Finance).........................................           950     $   154,360
                    Lufthansa AG (Industrial & Commercial)...............................         3,780         501,805
                    Schmalbach-Lubeca AG (Materials).....................................         2,400         350,135
                    Sudzucker AG (Consumer Staples)......................................           953         484,308
                    Veba AG (Utilities)..................................................        22,180         904,805
                                                                                                            ------------
                                                                                                              4,418,785
                                                                                                            ------------
                    HONG KONG--1.7%
                    CITIC Pacific Ltd. (Information & Entertainment).....................        97,000         305,363
                    Consolidated Electric Power (Utilities)..............................       257,000         420,309
                    Dao Heng Bank Group (Finance)........................................       101,000         372,144
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................        79,400         129,854
                    Hopewell Holdings Ltd. (Real Estate).................................       647,000         365,955
                    Hysan Development Co., Ltd. (Real Estate)............................        50,000         130,254
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       109,000         225,471
                    New World Development Co., Ltd. (Real Estate)........................        32,783         136,898
                    New World Infrastructure Ltd. (Consumer Discretionary)...............           227             395
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................        24,000         193,150
                    Television Broadcasting Ltd. (Information & Entertainment)...........        68,000         256,707
                    Yizheng Chemical Fibre (Materials)...................................       947,000         231,397
                                                                                                            ------------
                                                                                                              2,767,897
                                                                                                            ------------
                    INDIA--0.2%
                    Bajaj Auto GDR (Consumer Discretionary)..............................        13,400         301,500
                                                                                                            ------------
                    INDONESIA--0.7%
                    Hanjaya Mandala Sampoerna (Healthcare)...............................        60,000         601,708
                    Indosat (Information Technology).....................................       123,500         417,796
                    Perusahaan Persero Part Telekom ADR (Utilities)......................         6,000         126,000
                                                                                                            ------------
                                                                                                              1,145,504
                                                                                                            ------------
                    IRELAND--0.3%
                    Irish Life PLC (Finance).............................................       120,066         462,012
                                                                                                            ------------
                    ITALY--0.9%
                    ENI SPA (Energy).....................................................       106,000         347,993
                    Rinascente (Consumer Discretionary)..................................       102,000         571,497
                    SIP (Finance)........................................................       284,050         386,331
                    Telecom Italia Mobile SPA nonconvertible (Utilities).................        92,500          90,234
                    Telecom Italia Mobile SPA (Utilities)................................        24,450          39,446
                                                                                                            ------------
                                                                                                              1,435,501
                                                                                                            ------------
                    JAPAN--23.2%
                    Amano Corp. (Industrial & Commercial)................................        39,000         490,614
                    Aoki International Co., Ltd. (Consumer Discretionary)................         3,000          71,057
                    Asahi Bank (Finance).................................................       113,000       1,310,467
                    Asahi Glass Co., Ltd. (Materials)....................................        72,000         792,531
                    Bank of Tokyo Ltd. (Finance).........................................        37,000         603,636
                    Canon, Inc. (Information Technology).................................        10,000         175,921
                    Chiba Bank Ltd. (Finance)............................................        23,000         202,310
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        25,000         437,346
                    Daifuku Co., Ltd. (Industrial & Commercial)..........................        25,000         304,668
                    Daito Trust Construction Co. (Industrial & Commercial)...............         4,000          38,880
                    Daiwa House Industry Co. Ltd. (Industrial & Commercial)..............        14,000         209,140
                    Daiwa Securities Co., Ltd. (Finance).................................        14,000         194,005
                    DDI Corp. (Healthcare)...............................................           208       1,672,177
                    East Japan Railway (Industrial & Commercial).........................           135         662,064
                    Fuji Bank Ltd. (Finance).............................................        59,000       1,229,287
                    Fuji Photo Film Co., Ltd. (Materials)................................        11,000         272,432


                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Furukawa Co., Ltd. (Materials).......................................        40,000     $   199,312
                    Heiwa Corp. (Industrial & Commercial)................................        23,000         596,757
                    Hirose Electric Co., Ltd. (Information Technology)...................         3,000         182,506
                    Hokkaido Takushoku Bank Ltd. (Finance)...............................        75,000         198,280
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        11,000         198,919
                    House Food Corp. (Consumer Staples)..................................        18,000         318,428
                    Ito-Yokado Co. (Consumer Discretionary)..............................         7,000         386,634
                    Japan Securities Finance Co., Ltd. (Finance).........................        30,000         430,467
                    Kamigumi Co., Ltd. (Industrial & Commercial).........................        28,000         255,096
                    Kandenko Co. (Consumer Discretionary)................................        24,000         292,482
                    Kao Corp. (Consumer Staples).........................................        62,000         761,671
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        35,000         371,499
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................         9,000         193,710
                    Kuraray Co., Ltd. (Materials)........................................        57,000         582,604
                    Kyocera Corp. (Information Technology)...............................         4,000         316,462
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................        22,000         181,405
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................         6,000         371,499
                    Maeda Corp. (Industrial & Commercial)................................         9,000         153,907
                    Marui Co., Ltd. (Consumer Discretionary).............................         3,000          56,020
                    Matsushita Electric Industrial Co., Ltd. (Industrial & Commercial)...        58,000         860,737
                    Matsushita Electric Works Ltd. (Industrial & Commercial).............        37,000         381,818
                    Mitsubishi Bank Ltd. (Finance).......................................        56,000       1,221,818
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........        47,000         374,614
                    Mitsubishi Materials Corp. (Materials)...............................        39,000         196,246
                    Mitsubishi Oil Co., Ltd. (Utilities).................................        47,000         403,715
                    Mitsui Marine & Fire Co., Ltd. (Finance).............................        60,000         403,931
                    Mitsui Trust & Banking Co. (Finance).................................       123,000       1,153,238
                    Mori Seiki Co., Ltd. (Industrial & Commercial).......................         9,000         178,673
                    National House Industrial Co., Ltd. (Industrial & Commercial)........        14,000         227,027
                    NGK Insulators Ltd. (Industrial & Commercial)........................        25,000         248,157
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial)...................         7,000          90,123
                    Nikko Securities Co., Ltd. (Finance).................................        39,000         429,287
                    Nintendo Co., Ltd. (Consumer Discretionary)..........................         5,100         402,988
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        35,000         303,735
                    Nippon Light Metal Co., Ltd. (Materials).............................        40,000         231,941
                    Nippon Steel Corp. (Materials).......................................       112,000         385,258
                    Nisshin Steel Co., Ltd. (Materials)..................................        94,000         386,162
                    NKK Corp. (Materials)................................................       140,000         385,258
                    Nomura Securities International, Inc. (Finance)......................        61,000       1,199,017
                    Ono Pharmaceutical Co., Ltd. (Healthcare)............................         1,000          35,774
                    Osaka Gas Co. (Utilities)............................................        89,000         302,644
                    Rohm Co. (Information Technology)....................................        15,000         915,479
                    Sakura Bank Ltd. (Finance)...........................................       113,000       1,221,622
                    Sankyo Co., Ltd. (Healthcare)........................................         8,000         178,477
                    Santen Pharmaceutical Co. (Healthcare)...............................         2,000          44,226
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)................        23,000       1,591,351
                    Shimano, Inc. (Industrial & Commercial)..............................         7,000         122,457
                    Shimizu Construction Co. (Consumer Discretionary)....................        37,000         378,182
                    Shiseido Co., Ltd. (Healthcare)......................................        24,000         254,742
                    Sony Corp. ADR (Consumer Discretionary)..............................         2,020         108,827
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        27,000         315,774
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance).................        46,000         355,794
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)................        52,000         349,052
                    Sumitomo Rubber Industries Ltd. (Industrial & Commercial)............        14,000         111,450
                    Sumitomo Bank (Finance)..............................................        81,000       1,560,295
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        19,000         358,526
                    Takeda Chemical Industries Ltd. (Healthcare).........................        24,000         358,526
                    Toagosei Co., Ltd. (Materials).......................................        21,000         114,752
                    Tokai Bank Ltd. (Finance)............................................        47,000         572,776


---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        19,190     $   497,903
                    Tokyo Gas Co., Ltd. (Utilities)......................................       181,000         638,614
                    Tokyo Steel Manufacturing Co., Ltd. (Materials)......................        38,000         702,113
                    Tostem Corp. (Industrial & Commercial)...............................        17,000         517,936
                    Toyo Kanetsu K.K. (Energy)...........................................        39,000         165,199
                    Toyota Motor Corp. (Consumer Discretionary)..........................        65,000       1,284,029
                    Ube Industries Ltd. (Materials)......................................        29,000         110,015
                    Yakult Honsha Co. (Consumer Staples).................................        26,000         344,963
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................        22,000         473,513
                    Yamazaki Baking Co. (Consumer Staples)...............................        16,000         284,619
                                                                                                            ------------
                                                                                                             38,447,566
                                                                                                            ------------
                    KOREA--0.5%
                    Hyundai Motor Co. GDR (Consumer Discretionary).......................         1,000          16,250
                    Korea Electric Power Corp. (Utilities)...............................         7,000         277,947
                    Korea Electric Power Corp. ADR (Utilities)...........................         4,400         106,700
                    Korea Mobile Telecommunications Corp. GDR (Information
                      Technology)........................................................         5,100         189,975
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        10,000         245,000
                    Pohang Iron & Steel Co., Ltd. (Materials)............................           590          44,787
                                                                                                            ------------
                                                                                                                880,659
                                                                                                            ------------
                    MALAYSIA--1.1%
                    AMMB Holdings Bhd (Finance)..........................................        32,000         331,100
                    Malakoff Bhd (Industrial & Commercial)...............................        80,000         245,960
                    Petronas Gas Bhd (Energy)............................................        74,000         249,389
                    Rashid Hussain Bhd (Finance).........................................        33,000          81,947
                    Resorts World Bhd (Information & Entertainment)......................        67,000         327,473
                    Telekom Malaysia Bhd (Utilities).....................................        73,000         543,831
                                                                                                            ------------
                                                                                                              1,779,700
                                                                                                            ------------
                    MEXICO--0.2%
                    Panamerican Beverages, Inc. ADR (Consumer Staples)...................         8,200         264,450
                    Telefonos de Mexico SA ADR (Utilities)...............................         3,300         108,900
                                                                                                            ------------
                                                                                                                373,350
                                                                                                            ------------
                    NETHERLANDS--1.8%
                    Fortis NV (Finance)..................................................        20,900       1,396,517
                    Heineken NV (Consumer Staples).......................................         4,021         704,724
                    Internationale Nederlanden Groep NV CVA (Finance)....................        12,357         808,894
                                                                                                            ------------
                                                                                                              2,910,135
                                                                                                            ------------
                    NEW ZEALAND--0.5%
                    Air New Zealand Ltd. (Industrial & Commercial).......................         4,000          13,971
                    Fletcher Challenge Ltd. (Industrial & Commercial)....................        91,000         128,328
                    Lion Nathan Ltd. (Consumer Staples)..................................       116,000         266,580
                    Telecommunications Corp. of New Zealand (Utilities)..................       108,100         452,387
                                                                                                            ------------
                                                                                                                861,266
                                                                                                            ------------
                    NORWAY--0.6%
                    Bergesen D.Y. AS (Industrial & Commercial)...........................        21,300         438,106
                    Christiania Bank Og Kreditkasse (Finance)............................       230,000         516,408
                                                                                                            ------------
                                                                                                                954,514
                                                                                                            ------------
                    PHILIPPINES--0.2%
                    Manila Electric Co. (Utilities)......................................        42,750         329,788
                    Philippine Commerce International Bank (Finance).....................         4,470          37,556
                                                                                                            ------------
                                                                                                                367,344
                                                                                                            ------------


                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE--1.0%
                    Oversea Chinese Banking Corp. Ltd. (Finance).........................        39,000     $   467,281
                    Overseas Union Bank Ltd. (Finance)...................................       103,000         653,563
                    Singapore Airlines Ltd. (Industrial & Commercial)....................        13,000         121,659
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        26,400         417,384
                                                                                                            ------------
                                                                                                              1,659,887
                                                                                                            ------------
                    SPAIN--1.2%
                    Banco Intercontinental Espanol (Finance).............................         7,000         663,908
                    Repsol SA (Energy)...................................................        20,400         643,008
                    Tabacalera SA (Consumer Staples).....................................        15,800         593,518
                    Uralita SA (Materials)...............................................        12,300         124,741
                                                                                                            ------------
                                                                                                              2,025,175
                                                                                                            ------------
                    SWEDEN--1.4%
                    Astra AB (Healthcare)................................................        32,600       1,215,880
                    Stora Kopparbergs (Materials)........................................        43,200         550,255
                    Tidnings AB Marieberg (Information & Entertainment)..................        21,700         516,391
                                                                                                            ------------
                                                                                                              2,282,526
                                                                                                            ------------
                    SWITZERLAND--2.1%
                    Baloise Holdings (Finance)...........................................           100         202,042
                    Ciba-Geigy AG (Materials)............................................         1,200       1,069,842
                    Forbo Holding SA (Finance)...........................................         1,400         544,279
                    Nestle SA (Consumer Staples).........................................         1,030       1,097,907
                    Winterthur Swiss Insurance Co. (Finance).............................           812         540,873
                                                                                                            ------------
                                                                                                              3,454,943
                                                                                                            ------------
                    TAIWAN--0.2%
                    Advanced Semiconductor Materials International NV GDR (Information
                      Technology)+.......................................................        21,100         238,430
                    China Steel Corp. GDS (Materials)....................................         6,000          95,220
                                                                                                            ------------
                                                                                                                333,650
                                                                                                            ------------
                    THAILAND--0.2%
                    Bangkok Bank (Finance)...............................................        19,000         202,385
                    Thai Farmers Bank (Finance)..........................................        23,000         204,769
                                                                                                            ------------
                                                                                                                407,154
                                                                                                            ------------
                    UNITED KINGDOM--7.9%
                    Anglian Water PLC (Industrial & Commercial)..........................        13,300         120,335
                    B.A.T. Industries PLC (Consumer Staples).............................       131,000       1,117,070
                    British Airways PLC (Industrial & Commercial)........................        88,000         619,718
                    British Land Co. PLC (Real Estate)...................................        76,000         436,895
                    British Telecommunications PLC (Information Technology)..............       120,000         691,672
                    BTR PLC (Industrial & Commercial)....................................       135,800         695,424
                    Enterprise Oil PLC (Energy)..........................................        39,600         215,824
                    Forte PLC (Information & Entertainment)..............................        84,500         442,422
                    General Electric Co. (Industrial & Commercial).......................       136,291         663,511
                    Grand Metropolitan PLC (Industrial & Commercial).....................       120,200         813,356
                    Hepworth PLC (Industrial & Commercial)...............................       117,000         557,953
                    House Of Fraser PLC (Consumer Discretionary).........................        62,200         157,119
                    Marley PLC (Industrial & Commercial).................................       214,800         369,948
                    Meyer International PLC (Materials)..................................        13,300          79,409
                    Mowlem (John) & Co. PLC (Materials)..................................       360,000         319,657
                    P & O PLC (Industrial & Commercial)..................................        71,354         530,622
                    Royal Bank of Scotland Group PLC (Finance)...........................        77,800         664,611
                    Rugby Group PLC (Industrial & Commercial)............................       309,600         507,153
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        69,700         410,282
                    Smith (W.H.) Group PLC (Consumer Discretionary)......................        75,000         497,168
                    Smithkline Beecham PLC (Healthcare)..................................        31,593         335,905
                    Tate & Lyle, PLC (Consumer Staples)..................................       119,000         828,919


---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Thorn EMI PLC (Consumer Discretionary)...............................        11,500     $   274,208
                    Vodafone Group PLC (Information Technology)..........................       228,500         815,072
                    Wimpey (George) PLC (Consumer Discretionary).........................       499,400       1,001,552
                                                                                                            ------------
                                                                                                             13,165,805
                                                                                                            ------------
                    UNITED STATES--36.1%
                    AirTouch Communications, Inc. (Information Technology)+..............        46,900       1,365,962
                    Alco Standard Corp. (Materials)......................................        12,800         556,800
                    AlliedSignal, Inc. (Industrial & Commercial).........................        20,000         945,000
                    Alumax, Inc. (Materials)+............................................         4,500         149,625
                    American International Group, Inc. (Finance).........................        15,900       1,427,025
                    Applied Materials, Inc. (Industrial & Commercial)+...................         2,200         106,975
                    AT&T Corp. (Utilities)...............................................        37,400       2,468,400
                    Atlantic Richfield Co. (Energy)......................................        13,000       1,408,875
                    BankAmerica Corp. (Finance)..........................................        13,500         858,938
                    Boeing Co. (Industrial & Commercial).................................        12,200         889,075
                    Campbell Soup Co. (Consumer Staples).................................        14,400         804,600
                    Carnival Corp. (Information & Entertainment).........................        25,500         663,000
                    Centocor, Inc. (Industrial & Commercial)+............................        10,000         140,000
                    Century Telephone Enterprises, Inc. (Utilities)......................        27,100         846,875
                    Colgate-Palmolive Co. (Consumer Staples).............................        13,600         996,200
                    Columbia/HCA Healthcare Corp. (Healthcare)...........................        29,000       1,497,125
                    COMPAQ Computer Corp. (Information Technology)+......................        27,800       1,376,100
                    Conrail, Inc. (Industrial & Commercial)..............................         2,700         188,663
                    Cox Communications, Inc. (Information Technology)+...................        23,500         470,000
                    Dean Witter, Discover & Co. (Finance)................................        21,200       1,081,200
                    Disney (Walt) Co. (Information & Entertainment)......................        10,700         643,338
                    Eastman Kodak Co. (Materials)........................................        14,200         965,600
                    Enron Corp. (Energy).................................................        15,000         562,500
                    Federal National Mortgage Association (Finance)......................         6,200         678,900
                    Federated Department Stores, Inc. (Consumer Discretionary)+..........        31,500         917,437
                    Fifth Third Bancorp (Finance)........................................        10,000         731,250
                    First Chicago Corp. (Finance)........................................        18,200       1,264,900
                    FPL Group, Inc. (Utilities)+.........................................        37,000       1,604,875
                    General Electric Co. (Industrial & Commercial).......................        22,300       1,499,675
                    General Instrument Corp. (Information Technology)+...................        27,100         694,438
                    General Motors Corp., Class E (Information Technology)...............        17,600         888,800
                    Gillette Co. (Consumer Staples)......................................        17,400         902,625
                    Goodyear Tire & Rubber Co. (Consumer Discretionary)..................        31,100       1,317,862
                    Houston Industries, Inc. (Utilities).................................        34,000       1,555,500
                    Illinois Central Corp. (Industrial & Commercial).....................         5,400         218,700
                    Intel Corp. (Information Technology).................................        28,200       1,716,675
                    International Business Machines Corp. (Information Technology).......        10,800       1,043,550
                    ITT Corp. (Finance)..................................................         4,000         490,500
                    Lilly (Eli) & Co. (Healthcare).......................................        16,900       1,681,550
                    Lowe's Cos., Inc. (Consumer Discretionary)...........................        30,100         948,150
                    May Department Stores Co. (Consumer Discretionary)...................        16,340         712,833
                    MBNA Corp. (Finance).................................................        15,200         613,700
                    McDonald's Corp. (Consumer Staples)..................................        19,400         865,725
                    Merrill Lynch & Co., Inc. (Finance)..................................        16,160         898,900
                    Morton International, Inc. (Materials)...............................        19,000         657,875
                    Motorola, Inc. (Information Technology)..............................         6,900         422,625
                    National Semiconductor Corp. (Information Technology)+...............        41,100         878,512
                    NationsBank Corp. (Finance)..........................................        16,340       1,166,267
                    Pep Boys-Manny, Moe & Jack (Consumer Discretionary)..................         1,300          34,450
                    PepsiCo, Inc. (Consumer Staples).....................................        33,000       1,823,250
                    Philip Morris Cos., Inc. (Consumer Staples)..........................        21,700       1,904,175
                    PMI Group, Inc. (Finance)............................................        11,000         522,500
                    Republic New York Corp. (Finance)....................................         8,500         535,500


                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    Rohm & Haas Co. (Materials)..........................................        18,530     $ 1,116,432
                    Schering-Plough Corp. (Healthcare)...................................        26,200       1,503,225
                    Transport Holdings, Inc. (Finance)...................................           100           3,925
                    Travelers, Inc. (Finance)............................................        31,500       1,874,250
                    U.S. HealthCare, Inc. (Healthcare)...................................        30,000       1,365,000
                    Union Carbide Corp. (Materials)......................................        29,900       1,184,787
                    United Healthcare Corp. (Healthcare).................................         7,900         496,713
                    Value Health, Inc. (Healthcare)+.....................................        14,700         369,338
                    Wendy's International, Inc. (Consumer Staples).......................        44,400         915,750
                    Western Atlas, Inc. (Energy)+........................................        11,300         540,988
                    WMX Technologies, Inc. (Industrial & Commercial).....................        31,400         926,300
                                                                                                            ------------
                                                                                                             59,900,283
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $145,786,621)...............................                   157,038,603
                                                                                                            ------------
                                            PREFERRED STOCK--0.9%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.3%
                    Dixie Toga SA (Industrial & Commercial)..............................       139,000         109,347
                    Klabin Fabricadora (Materials).......................................       265,625         255,699
                    Sider Riograndense (Materials).......................................     7,000,000         115,930
                                                                                                            ------------
                                                                                                                480,976
                                                                                                            ------------
                    GERMANY--0.6%
                    Henkel KGAA (Consumer Staples).......................................         1,860         697,034
                    KSB Kl Schanz Beck (Finance).........................................         2,270         233,074
                                                                                                            ------------
                                                                                                                930,108
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $1,672,720)..............................                     1,411,084
                                                                                                            ------------
                                                RIGHTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.0%
                    Dixie Toga SA (Industrial & Commercial) (1) (cost $0)................        16,623               0
                                                                                                            ------------
                                               WARRANTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    MALAYSIA--0.0%
                    Development & Commercial Bank Bhd (Finance)..........................        32,000          29,263
                    Ta Enterprises Bhd (Utilities).......................................        50,000          34,292
                                                                                                            ------------
                    TOTAL WARRANTS (cost $5,070).........................................                        63,555
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $147,464,411)......................                   158,513,242
                                                                                                            ------------
                                                                                             PRINCIPAL
                                         SHORT-TERM SECURITIES--6.2%                           AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--6.2%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $10,230,000)..............................    $10,230,000     10,230,000
                                                                                                            ------------
                    TOTAL INVESTMENTS--
                      (cost $157,694,411)                                          101.8%                   168,743,242
                    Liabilities in excess of other assets--                         (1.8)                    (2,991,545)
                                                                                   ------                   ------------
                    NET ASSETS--                                                   100.0%                   $165,751,697
                                                                                   ======                   ==============


              -----------------------------


              + Non-income producing securities



              (1) Fair valued security; see Note 2



              ADR--American Depositary Receipt


              GDR--Global Depositary Receipt

              GDS--Global Depositary Shares

---------------------

                                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ------------------------------------------------------------------------
                         CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                        TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION

                    ------------------------------------------------------------------------
                     DEM     3,000,000     USD   2,126,604      01/31/96       $   45,720
                    *GBP       900,000     USD   1,415,700      12/29/95           37,868
                     JPY   250,000,000     USD   2,520,415      01/31/96           39,937
                                                                            ----------------
                                                                                  123,525
                                                                            ----------------
                                                                            GROSS UNREALIZED
                                                                              DEPRECIATION
                    ------------------------------------------------------------------------
                     JPY   125,000,000     USD   1,229,770      01/31/96       $  (10,469)
                     JPY   160,000,000     USD   1,565,926      01/31/96          (21,581)
                     JPY   125,000,000     USD   1,219,631      01/31/96          (20,608)
                    *USD     1,427,670     GBP     900,000      12/29/95          (49,838)
                                                                            ----------------
                                                                                 (102,496)
                                                                            ----------------
                             Net Unrealized Appreciation................       $   21,029
                                                                            ==============


              -----------------------------


              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.



              DEM--Deutsche Mark



              GBP--Pound Sterling



              JPY--Japanese Yen



              USD--United States Dollar


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                             COMMON STOCK--90.3%                              SHARES          VALUE
                    --------------------------------------------------------------------------------------------------

                    AUSTRALIA--1.9%
                    Amcor Ltd. (Materials)...............................................        6,000     $   43,640
                    Boral Ltd. (Industrial & Commercial).................................       11,000         26,043
                    Brambles Industries. Ltd. (Industrial & Commercial)..................        1,700         18,547
                    Broken Hill Proprietary Co. (Energy).................................       13,937        189,495
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        3,529         28,548
                    Cochlear Ltd. (Information Technology)(1)............................        7,800         14,472
                    Coles Myer Ltd. (Consumer Discretionary).............................       10,544         33,962
                    CRA Ltd. (Materials).................................................        4,400         69,687
                    CSR Ltd. (Industrial & Commercial)...................................        7,800         24,950
                    Fosters Brewing Group (Consumer Staples).............................       13,800         22,635
                    General Property Trust (Real Estate).................................        6,220         10,710
                    Goodman Fielder Ltd. (Consumer Staples)..............................       14,000         14,027
                    ICI Australia Ltd. (Materials).......................................        2,500         18,461
                    Lend Lease Corp. Ltd. (Real Estate)..................................        1,814         25,095
                    M.I.M. Holdings Ltd. (Materials).....................................       11,067         15,031
                    National Australia Bank Ltd. (Finance)...............................       10,369         90,346
                    Newcrest Mining Ltd. (Materials).....................................        2,380         10,722
                    News Corp. Ltd. (Information & Entertainment)........................       15,697         82,248
                    North Ltd. (Materials)...............................................        5,827         16,347
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        7,800         18,640
                    Renison Goldfields Consolidated Ltd. (Materials).....................          473          1,176
                    Renison Goldfields Consolidated Ltd. nonconvertible (Materials)......        2,060          9,479
                    Santos Ltd. (Energy).................................................        5,200         13,739
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        4,600         10,208
                    TNT Ltd. (Industrial & Commercial)...................................        4,600          6,418
                    Western Mining Corp. Holdings Ltd. (Materials).......................        7,600         50,934
                    Westfield Trust (Finance)............................................          320            556
                    Westfield Trust (Real Estate)........................................        7,300         12,732
                    Westpac Banking Corp. (Finance)......................................       13,500         55,908
                                                                                                           -----------
                                                                                                              934,756
                                                                                                           -----------
                    BELGIUM--1.9%
                    Bekaert SA (Industrial & Commercial).................................           30         23,058
                    Cimenteries CBR Cementbedrijven (Industrial & Commercial)............           75         29,389
                    Delhaize Freres & Cie Le Lion (Consumer Discretionary)...............        1,000         41,776
                    Electrabel (Utilities)...............................................          850        193,559
                    Fortis AG (Finance)..................................................          600         69,626
                    Fortis AG (Finance)..................................................           19          2,205
                    Generale de Banque Belge Pour l'Etranger SA (Finance)................          265         89,136
                    Groupe Bruxelles Lambert SA (Industrial & Commercial)................          400         52,069
                    Kredietbank SA (Finance).............................................          250         63,908
                    Petrofina SA (Energy)................................................          400        118,533
                    Royale Belge SA (Finance)............................................          250         45,913
                    Solvay SA (Materials)................................................          175         90,208
                    Tractebel Investor International (Industrial & Commercial)...........          225         84,763
                    Union Miniere SA (Energy)............................................          450         27,851
                                                                                                           -----------
                                                                                                              931,994
                                                                                                           -----------
                    FRANCE--4.8%
                    Accor SA (Information & Entertainment)...............................          400         48,572
                    Air Liquide (L') (Materials).........................................          550         88,498
                    Alcatel Alsthom (Information Technology).............................        1,550        129,143


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    AXA SA (Finance).....................................................        1,350     $   80,776
                    Banque Nationale de Paris (Finance)..................................        1,700         75,283
                    Carrefour (Consumer Discretionary)...................................          230        126,925
                    Cie de St. Gobain (Materials)........................................          950        109,648
                    Cie de Suez (Finance)................................................        1,400         52,488
                    Cie Financiere de Paribas (Finance)..................................        1,050         58,302
                    Cie Generale des Eaux (Industrial & Commercial)......................        1,000         97,305
                    Compagnie Bancaire SA (Finance)......................................          400         43,523
                    Compagnie UAP SA (Finance)...........................................        2,500         64,723
                    Groupe Danone (Consumer Staples).....................................          850        133,023
                    Havas SA (Industrial & Commercial)...................................          600         44,124
                    L' Oreal (Consumer Staples)..........................................          700        173,369
                    Lafarge SA (Materials)...............................................        1,050         66,697
                    LVMH Moet Hennessy Louis Vuitton (Consumer Staples)..................          850        161,807
                    Lyonnaise des Eaux SA (Multi-industry)...............................          700         67,047
                    Michelin SA, Class B (Consumer Discretionary)........................        1,350         54,860
                    Peugeot SA (Consumer Discretionary)..................................          450         58,161
                    Pinault Printemps Redoute (Consumer Discretionary)...................          250         47,089
                    Promodes (Consumer Discretionary)....................................          200         44,204
                    Rhone Poulenc SA (Materials).........................................        2,900         62,062
                    Sagem (Industrial & Commercial)......................................           40         21,361
                    Schneider SA (Industrial & Commercial)...............................        1,250         45,987
                    Sefimeg (Real Estate)................................................          350         24,196
                    Societe Generale (Finance)...........................................          750         87,617
                    Societe Nationale Elf Aquitaine (Energy).............................        2,200        154,117
                    Thomson CSF (Industrial & Commercial)................................        1,200         26,330
                    Total SA (Energy)....................................................        1,950        119,958
                                                                                                           -----------
                                                                                                            2,367,195
                                                                                                           -----------
                    GERMANY--5.1%
                    Allianz AG Holding (Finance).........................................          204        393,951
                    AMB Aachener Und Muenchner (Finance).................................           50         32,670
                    Asko Deutsche Kaushaus AG (Consumer Discretionary)...................           50         23,335
                    BASF AG (Materials)..................................................          500        109,590
                    Bayer AG (Materials).................................................          550        143,100
                    Bayerische Hypotheken Und Bank AG (Finance)..........................        2,050         50,743
                    Bayerische Vereinsbank AG (Finance)..................................        2,000         57,734
                    Bilfinger & Berger Bau AG (Consumer Discretionary)...................           50         19,429
                    Daimler-Benz AG (Consumer Discretionary).............................          350        172,181
                    Deutsche Bank AG (Finance)...........................................        3,500        164,195
                    Dresdner Bank AG (Finance)...........................................        3,300         88,415
                    Hochtief AG (Consumer Discretionary).................................          100         44,942
                    Karstadt AG (Consumer Discretionary).................................          100         39,480
                    Kaufhof Holding AG (Consumer Discretionary)..........................           50         15,142
                    Linde AG (Industrial & Commercial)...................................           50         29,316
                    Lufthansa AG (Industrial & Commercial)...............................          300         39,826
                    Man AG (Industrial & Commercial).....................................          100         28,245
                    Mannesmann AG (Industrial & Commercial)..............................          300         96,598
                    Merck Kgaa (Healthcare)..............................................        1,200         49,177
                    Munchener Ruckversicherungs (Finance)................................           50         92,063
                    Preussag AG (Multi-industry).........................................          150         43,165
                    RWE AG (Utilities)...................................................          250         90,835
                    SAP AG (Materials)...................................................          475         75,866
                    Schering AG (Consumer Staples).......................................          550         37,363
                    Siemens AG (Industrial & Commercial).................................          400        208,947
                    Thyssen AG (Materials)...............................................          250         46,221
                    Veba AG (Utilities)..................................................        3,700        150,937


                                                           ---------------------

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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    Viag AG (Multi-industry).............................................          150     $   59,816
                    Volkswagen AG (Consumer Discretionary)...............................          250         81,069
                                                                                                           -----------
                                                                                                            2,484,351
                                                                                                           -----------
                    HONG KONG--8.2%
                    Applied International Holdings Ltd. (Information & Entertainment)....       42,000          4,561
                    Bank of East Asia Ltd. (Finance).....................................       21,390         77,431
                    Cathay Pacific Airways Ltd. (Industrial & Commercial)................       82,000        122,445
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       58,000        329,933
                    China Light & Power Co., Ltd. (Utilities)............................       49,500        232,944
                    Chinese Estates Ltd. (Real Estate)...................................       52,000         34,959
                    Hang Seng Bank Ltd. (Finance)........................................       51,800        452,042
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................       46,600         76,212
                    Hong Kong Telecommunications, Ltd. (Information Technology)..........      304,000        516,826
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........       49,000         61,766
                    Hopewell Holdings Ltd. (Real Estate).................................      120,000         67,874
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       96,000        542,373
                    Hysan Development Co., Ltd. (Real Estate)............................       25,000         65,127
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       12,000         24,823
                    Miramar Hotel & Investment Co., Ltd. (Information & Entertainment)...       19,000         37,460
                    New World Development Co., Ltd. (Real Estate)........................       45,106        188,357
                    Shun Tak Holdings Ltd. (Industrial & Commercial).....................       50,000         33,937
                    South China Morning Post (Holdings) Ltd. (Information &
                      Entertainment).....................................................       92,000         55,010
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................       60,000        482,876
                    Swire Pacific Ltd. (Multi-industry)..................................       48,000        363,030
                    Wharf Holdings Ltd. (Real Estate)....................................       59,000        197,178
                    Wing Lung Bank Ltd. (Finance)........................................        4,240         24,119
                                                                                                           -----------
                                                                                                            3,991,283
                                                                                                           -----------
                    INDONESIA--2.7%
                    Bank Dagang Nasional (Finance).......................................       77,875         64,796
                    Barito Pacific Timber (Materials)....................................      251,000        184,114
                    Gadjah Tunggal (Consumer Discretionary)..............................      143,000         81,410
                    Hanjaya Mandala Sampoerna (Consumer Staples).........................       80,500        807,291
                    Jakarta International Hotel & Development (Industrial &
                      Commercial)........................................................       69,500         82,177
                    Matahari Putra Prima (Consumer Discretionary)........................       30,750         56,895
                    Pan Brothers Textiles (Consumer Discretionary).......................        5,000          1,588
                    Sinar Mas Agro Resources Corp. (Multi-industry)......................       37,500         22,170
                    United Tractors (Industrial & Commercial)............................       25,500         46,343
                                                                                                           -----------
                                                                                                            1,346,784
                                                                                                           -----------
                    ITALY--2.3%
                    Acciaierie & Ferriere Lombarde (Materials)...........................        1,000          1,963
                    Assicurazione Generali SpA (Finance).................................        9,000        205,138
                    Banca Commerciale Italiana SpA (Finance).............................       19,000         36,119
                    Banco Ambrosiano Veneto SpA (Finance)................................        7,000         17,290
                    Benetton Group SpA (Consumer Discretionary)..........................        2,000         23,043
                    Credito Italiano SpA (Finance).......................................       25,000         25,748
                    Edison SpA (Utilities)...............................................        7,000         27,971
                    Fiat SpA (Consumer Discretionary)....................................       35,000        105,711
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        9,000         14,942
                    Finanziaria di Sviluppo SpA (Multi-industry).........................        5,000          8,270
                    Gilardini SpA (Industrial & Commercial)..............................        5,000          6,175
                    Istituto Bancario San Paolotorno (Finance)...........................        9,000         48,963
                    Istituto Mobiliare Italiano (Finance)................................        6,700         38,021
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       44,500         53,428
                    Italcementi Fabbriche SpA (Materials)................................        3,500         18,844
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        8,000         20,511


---------------------

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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                      Discretionary).....................................................        3,000     $   16,809
                    Mediobanca Banca di Creditonziar (Finance)...........................        6,000         38,082
                    Montedison SpA (Multi-industry)......................................       60,000         37,219
                    Montedison SpA nonconvertible (Multi-industry).......................       10,000          5,403
                    Olivetti ING C, & Co. (Information Technology).......................       20,000         13,257
                    Pirelli SpA (Consumer Discretionary).................................       20,000         24,325
                    R.A.S (Finance)......................................................           50            262
                    Riunione Adriatica de Sicur (Finance)................................        3,250         33,279
                    S.A.I Societa Assicuratrice Industriale SpA (Finance)................        2,000         19,072
                    Sirti SpA (Consumer Discretionary)...................................        2,500         14,476
                    SME STA Meridionale Finanzi SpA (Consumer Discretionary).............        4,457          9,783
                    SNIA BPD SpA (Multi-industry)........................................       10,000          7,817
                    Telecom Italia Mobile SPA (Information Technology)...................       75,200        121,323
                    Telecom Italia SpA nonconvertible (Information Technology)...........       15,000         16,555
                    Telecom Italia SpA (Information Technology)..........................       75,000        102,006
                                                                                                           -----------
                                                                                                            1,111,805
                                                                                                           -----------
                    JAPAN--33.3%
                    Ajinomoto Co., Inc. (Consumer Staples)...............................       17,000        183,784
                    Aoyama Trading Co. Ltd. (Consumer Discretionary).....................        1,000         28,796
                    Asahi Bank Ltd. (Finance)............................................       15,000        173,956
                    Asahi Chemical Industry Co., Inc. (Materials)........................       42,000        313,710
                    Asahi Glass Co. Ltd. (Materials).....................................       17,000        187,125
                    Bank of Tokyo Ltd. (Finance).........................................       17,000        277,346
                    Bank of Yokohama Ltd. (Finance)......................................       12,000         89,042
                    Bridgestone Corp. (Industrial & Commercial)..........................       11,000        162,162
                    Dai Nippon Printing Co. Ltd. (Industrial & Commercial)...............       17,000        297,396
                    Dai-Ichi Kangyo Bank Ltd. (Finance)..................................       28,000        522,850
                    Daiei, Inc. (Consumer Discretionary).................................        7,000         80,491
                    Daishowa Paper Manufacturing Co. Ltd. (Materials)....................        3,000         24,472
                    Daiwa House Industry Co. Ltd. (Consumer Discretionary)...............        9,000        134,447
                    Daiwa Securities Co. Ltd. (Finance)..................................       13,000        180,147
                    Ebara Corp. (Industrial & Commercial)................................        4,000         56,609
                    Fanuc Ltd. (Information Technology)..................................        3,900        165,966
                    Fuji Bank Ltd. (Finance).............................................       26,000        541,720
                    Fuji Photo Film Co. Ltd. (Consumer Staples)..........................       10,000        247,666
                    Fujitsu Ltd. (Information Technology)................................       19,000        224,079
                    Hitachi Ltd. (Information Technology)................................       17,000        172,089
                    Honda Motor Co. Ltd. (Consumer Discretionary)........................       12,000        217,003
                    Industrial Bank of Japan Ltd. (Finance)..............................       22,000        631,351
                    Japan Airlines Co. Ltd. (Information & Entertainment)................       17,000        108,767
                    Japan Energy Corp. (Energy)..........................................       13,000         40,246
                    Jusco Co. Ltd. (Consumer Discretionary)..............................        5,000        119,902
                    Kajima Corp. (Consumer Discretionary)................................       12,000        117,464
                    Kansai Electric Power Co., Inc. (Utilities)..........................       12,635        299,266
                    KAO Corp. (Consumer Staples).........................................       17,000        208,845
                    Kawasaki Steel Corp. (Materials).....................................       38,000        134,821
                    Kirin Brewery Co. Ltd. (Consumer Staples)............................       17,000        180,442
                    Kobe Steel Ltd. (Materials)..........................................       47,000        134,418
                    Kubota Ltd. (Industrial & Commercial)................................       34,000        223,548
                    Kumagai Gumi Co. Ltd. (Consumer Discretionary).......................        8,000         31,607
                    Kyocera Corp. (Information Technology)...............................        3,000        237,346
                    Marubeni Corp. (Consumer Discretionary)..............................       43,000        228,206
                    Marui Co. Ltd. (Consumer Discretionary)..............................        6,000        112,039
                    Matsushita Electric Industrial Co. Ltd. (Consumer Discretionary).....       18,000        267,125
                    Mitsubishi Corp. (Consumer Discretionary)............................       21,000        251,794
                    Mitsubishi Electric Corp. (Information Technology)...................       23,000        170,889
                    Mitsubishi Estate Co. Ltd. (Real Estate).............................       16,000        180,835


                                                           ---------------------

                                       59
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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........       52,000     $  414,467
                    Mitsubishi Trust & Banking Corp (Finance)............................       12,000        183,980
                    Mitsui Fudosan Co. Ltd. (Real Estate)................................       11,000        136,216
                    Mitsui Trust & Banking Co. Ltd. (Finance)............................       14,000        131,263
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        7,000         61,779
                    Mochida Pharmaceutical Co. Ltd. (Healthcare).........................        1,000         13,268
                    NEC Corp. (Information Technology)...................................       14,000        178,870
                    Nippon Express Co. Ltd. (Industrial & Commercial)....................       17,000        147,528
                    Nippon Oil Co. Ltd. (Energy).........................................       26,000        143,096
                    Nippon Steel Corp. (Materials).......................................       51,000        175,430
                    Nippondenso Co. Ltd. (Industrial & Commercial).......................       12,000        221,720
                    Nissan Motor Co. Ltd. (Consumer Discretionary).......................       24,000        176,668
                    NKK Corp. (Materials)................................................       54,000        148,600
                    Nomura Securities International, Inc. (Finance)......................       17,000        334,152
                    Odakyu Electric Railway Co. Ltd. (Industrial & Commercial)...........       31,000        219,361
                    Pioneer Electronic Corp. (Consumer Staples)..........................        3,000         52,187
                    Sakura Bank Ltd. (Finance)...........................................       29,000        313,514
                    Sankyo Co. Ltd. (Healthcare).........................................        5,000        111,548
                    Sanyo Electric Co. Ltd. (Consumer Staples)...........................       25,000        130,221
                    Sega Enterprises Ltd. (Consumer Discretionary).......................        1,300         70,270
                    Sekisui Chemical Co. Ltd. (Materials)................................        7,000         90,123
                    Sekisui House Ltd. (Consumer Discretionary)..........................        9,000        105,258
                    Seven-Eleven Japan Co. Ltd. (Consumer Discretionary).................        4,000        276,757
                    Sharp Corp. (Consumer Staples).......................................        7,000         99,066
                    Shimizu Construction Co. (Consumer Discretionary)....................        9,000         91,990
                    Shiseido Co. Ltd. (Healthcare).......................................        5,000         53,071
                    Sony Corp. (Consumer Discretionary)..................................        4,000        212,285
                    Sumitomo Chemical Co. Ltd. (Materials)...............................       26,000        129,297
                    Sumitomo Corp. (Consumer Discretionary)..............................       13,000        129,042
                    Sumitomo Metal Industrial (Materials)................................       40,000        121,474
                    Sumitomo Metal Mining Co. Ltd. (Materials)...........................        7,000         61,160
                    Sumitomo Trust & Banking Co. Ltd. (Finance)..........................       29,000        558,624
                    Taisei Corp. (Consumer Discretionary)................................       29,000        189,248
                    Taisho Pharmaceutical Co. Ltd. (Healthcare)..........................        5,000         94,349
                    Takeda Chemical Industries Ltd. (Healthcare).........................       17,000        253,956
                    Tobu Railway Co. Ltd. (Industrial & Commercial)......................       10,000         59,263
                    Tokai Bank Ltd. (Finance)............................................       23,000        280,295
                    Tokio Marine & Fire Insurance Co. Ltd. (Finance).....................       17,000        193,808
                    Tokyo Electric Power Co., Inc. (Utilities)...........................       15,173        393,678
                    Tokyo Gas Co. Ltd. (Utilities).......................................       34,000        119,961
                    Tokyu Corp. (Industrial & Commercial)................................       14,000         97,278
                    Toray Industries, Inc. (Materials)...................................       20,000        130,123
                    Tostem Corp. (Materials).............................................        4,000        121,867
                    Toto Ltd. (Materials)................................................        5,000         67,813
                    Toyo Seikan Kaisha Ltd. (Materials)..................................        3,000         91,106
                    Toyota Motor Corp. (Consumer Discretionary)..........................       35,000        691,401
                    Yamaichi Securities Co. (Finance)....................................       14,000         88,609
                    Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)......................        5,000        107,617
                    Yasuda Trust & Banking Co. Ltd. (Finance)............................       14,000         67,420
                                                                                                           -----------
                                                                                                           16,299,844
                                                                                                           -----------
                    MALAYSIA--1.7%
                    AMMB Holdings Bhd (Finance)..........................................        2,000         20,694
                    Amsteel Corp. (Materials)............................................       11,000          7,458
                    Amsteel Corp. Bhd (Materials)........................................        5,000          3,390
                    Aokam Perdana Bhd (Materials)........................................        2,000          2,933
                    Berjaya Group Bhd (Multi-industry)...................................        7,000          4,249
                    Development & Commercial Bank Holdings Bhd (Finance).................        9,000         23,768
                    Edaran Otomobil Nasional Bhd (Consumer Discretionary)................        2,000         14,348

---------------------

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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    MALAYSIA (continued)
                    Golden Hope Plantations Bhd (Materials)..............................       12,000     $   19,204
                    Guinness Anchor Bhd (Consumer Staples)...............................        4,000          6,937
                    Highlands & Lowlands Bhd (Materials).................................        5,000          7,174
                    Hong Leong Properties Bhd (Real Estate)..............................       10,000         10,367
                    Hume Industries (Materials)..........................................        3,000         13,480
                    Idris Hydraulic (Finance)............................................        6,000          7,142
                    Kuala Lumpur Kepong (Materials)......................................        4,000         11,510
                    Land & General Bhd (Materials).......................................        4,000          7,962
                    Landmarks Bhd (Information & Entertainment)..........................        4,000          4,982
                    Leader Universal Holdings Bhd (Industrial & Commercial)..............        4,000         10,642
                    Magnum Corp. Bhd (Information & Entertainment).......................        8,000         15,388
                    Malayan Banking Bhd (Finance)........................................       10,000         79,227
                    Malayan Cement Bhd (Materials).......................................        3,000          5,298
                    Malayan United Industries Bhd (Multi-industry).......................        6,000          4,564
                    Malaysia Mining Corp. Bhd (Materials)................................        6,000          7,899
                    Malaysian Airlines System (Industrial & Commercial)..................        6,000         17,619
                    Malaysian International Shipping Corp. (Industrial & Commercial).....        9,000         21,994
                    Malaysian Resources Corp. Bhd (Real Estate)..........................        6,000          7,615
                    Metroplex Bhd (Real Estate)..........................................        9,000          6,918
                    Mulpha International Bhd (Multi-industry)............................        7,000          7,312
                    Multi Purpose Holding (Multi-industry)...............................        7,000         10,099
                    Nestle Bhd (Consumer Staples)........................................        1,000          7,016
                    Oriental Holdings Bhd (Consumer Discretionary).......................        2,000          9,381
                    Perlis Plantations Bhd (Materials)...................................        3,000          9,223
                    Perusahaan Otomobil Nasiona (Consumer Discretionary).................        5,000         16,851
                    Public Bank Bhd (Finance)............................................       10,000         18,605
                    Rashid Hussain Bhd (Finance).........................................        4,000          9,933
                    Resorts World Bhd (Information & Entertainment)......................       10,000         48,877
                    Rothmans of Pall Mall (Consumer Staples).............................        2,000         15,294
                    Shell Refining Co. of Malaysia (Energy)..............................        3,000          9,105
                    Sime Darby Bhd (Multi-industry)......................................       18,000         46,472
                    Tan Chong Motor Holdings Bhd (Consumer Discretionary)................        8,000          8,041
                    Technology Resources Industries Bhd (Information Technology).........        6,000         16,791
                    Telekom Malaysia Bhd (Information Technology)........................       16,000        119,196
                    Tenaga Nasional Bhd (Utilities)......................................       26,100         97,734
                    UMW Holdings Bhd (Industrial & Commercial)...........................        3,000          7,036
                    United Engineers Bhd (Industrial & Commercial).......................        5,000         31,139
                    YTL Corp. Bhd (Consumer Discretionary)...............................        3,000         16,555
                                                                                                           -----------
                                                                                                              847,422
                                                                                                           -----------
                    NETHERLANDS--4.2%
                    ABN AMRO Holdings NV (Finance).......................................        3,300        146,934
                    Akzo NV (Materials)..................................................          875         98,885
                    Elsevier NV (Consumer Discretionary).................................       11,600        158,315
                    Heineken NV (Consumer Staples).......................................          400         70,104
                    Internationale Nederlanden Groep NV CVA (Finance)....................        2,900        189,835
                    KLM Royal Dutch Air (Industrial & Commercial)........................          950         32,619
                    Koninklijke Ahold NV (Consumer Discretionary)........................        1,200         31,643
                    Koninklijke KNP BT (Materials).......................................        1,244         49,244
                    Koninlijke PTT Nederland NV (Information Technology).................        5,328        189,851
                    Philips Electronics NV (Consumer Staples)............................        3,700        145,551
                    Royal Dutch Petroleum Co. (Energy)...................................        5,600        720,361
                    Unilever NV CVA (Consumer Staples)...................................        1,650        218,057
                                                                                                           -----------
                                                                                                            2,051,399
                                                                                                           -----------
                    NORWAY--1.8%
                    Aker AS (Multi-industry).............................................        1,700         21,220
                    Bergesen D Y AS (Industrial & Commercial)............................        2,200         45,250
                    Dyno Industrier AS (Materials).......................................        1,000         22,138
                    Elkem AS (Materials).................................................        2,100         23,905


                                                           ---------------------

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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    NORWAY (continued)
                    Hafslund Nycomed AS (Healthcare).....................................        3,750     $   98,917
                    Helikopter Service AS (Industrial & Commercial)......................          750          8,537
                    Kvaerner Industrier AS (Industrial & Commercial).....................        1,600         52,755
                    Leif Hoegh & Co. AS (Industrial & Commercial)........................        1,300         18,983
                    Norsk Hydro AS (Energy)..............................................        9,000        366,698
                    Norske Skogindystrier AS (Materials).................................        1,100         32,470
                    Orkla-Borregaard AS (Multi-industry).................................        1,750         89,300
                    Petroleum Geo Services AS (Energy)...................................        1,000         19,548
                    Transocean AS (Energy)...............................................        1,450         25,043
                    Unistorabrand AS (Consumer Discretionary)............................       10,800         58,672
                    Unitor AS (Industrial & Commercial)..................................          800         10,425
                    Vard AS (Information & Entertainment)................................        3,000          2,591
                                                                                                           -----------
                                                                                                              896,452
                                                                                                           -----------
                    PORTUGAL--0.3%
                    Banco Portugues do Atlantico SA (Finance)............................        8,700        131,131
                    Companhia de Seguros Imperio (Finance)...............................        2,050         12,441
                                                                                                           -----------
                                                                                                              143,572
                                                                                                           -----------
                    SINGAPORE--3.5%
                    Amcol Holdings Ltd. (Consumer Staples)...............................        9,000         21,822
                    City Developments Ltd. (Real Estate).................................       24,000        165,048
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................        7,000         61,538
                    DBS Land Ltd. (Real Estate)..........................................       29,000         90,053
                    Development Bank of Singapore (Finance)..............................       12,000        140,376
                    First Capital Corp. Ltd. (Real Estate)...............................        8,000         21,553
                    Fraser & Neave Ltd. (Consumer Staples)...............................        8,000         95,285
                    Inchcape Bhd (Multi-industry)........................................        6,000         18,291
                    Keppel Corp. Ltd. (Industrial & Commercial)..........................       19,000        156,257
                    NatSteel Ltd. (Materials)............................................        9,000         18,504
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................       27,000         28,330
                    Overseas Chinese Banking Corp. Ltd. (Finance)........................       17,000        203,687
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........        6,000         28,713
                    Robinson & Co., Ltd. (Consumer Discretionary)........................        2,000          8,295
                    Shangri-La Hotel Ltd. (Information & Entertainment)..................        5,000         16,944
                    Singapore Airlines Ltd. (Information & Entertainment)................       25,000        233,960
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        5,800         91,698
                    Straits Steamship Land Ltd. (Multi-industry).........................       19,000         60,078
                    Straits Trading Co., Ltd. (Materials)................................       13,000         29,309
                    United Industrial Corp. (Multi-industry).............................       59,000         51,032
                    United Overseas Bank Ltd. (Finance)..................................       18,000        162,070
                                                                                                           -----------
                                                                                                            1,702,843
                                                                                                           -----------
                    SPAIN--3.4%
                    Acerinox SA (Materials)..............................................          250         25,050
                    Acerinox SA (Materials)..............................................           12          1,202
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        4,200         46,343
                    Banco Bilbao Vizcaya SA (Finance)....................................        4,700        155,008
                    Banco Central Hispanoamericano SA (Finance)..........................        3,300         67,604
                    Banco de Santander SA (Finance)......................................        1,100         51,316
                    Corporacion Bancaria de Espana (Argentaria) (Finance)................        2,500         97,866
                    Corporacion Financiera Alba (Multi-industry).........................          500         28,193
                    Corporacion Mapfre SA (Finance)......................................          600         33,784
                    Empresa Nacional Celulos SA (Materials)..............................          450          7,685
                    Empresa Nacional de Electricidad SA (Utilities)......................        5,000        268,549
                    Fomento Construcciones Y Contratas SA (Consumer Discretionary).......          400         30,376
                    Gas Natural SDG SA (Utilities).......................................          750        106,486
                    Iberdrola SA (Utilities).............................................       17,800        150,193
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............          550         18,028
                    Mapfre Vida SA (Finance).............................................           13            733

---------------------

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
                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Portland Valderrivas SA (Materials)..................................          225     $   14,093
                    Repsol SA (Energy)...................................................        6,100        192,272
                    Tabacalera SA (Consumer Staples).....................................          850         31,930
                    Telefonica de Espana SA (Information Technology).....................       18,800        259,300
                    Union Electrica-Fenosa SA (Utilities)................................        6,400         34,686
                    Viscofan Industria Navarra (Materials)...............................          700          7,298
                    Zardoya Otis SA (Industrial & Commercial)............................          200         20,770
                                                                                                           -----------
                                                                                                            1,648,765
                                                                                                           -----------
                    SWITZERLAND--3.2%
                    Alusuisse-Lonza Holdings (Materials).................................           25         20,268
                    BBC Brown Boveri Ltd. (Information Technology).......................           50         57,422
                    Ciba-Geigy AG BR (Materials).........................................           20         17,746
                    Ciba-Geigy AG (Materials)............................................          130        115,900
                    CS Holding (Finance).................................................        1,000         94,853
                    Fischer (Georg) AG (Consumer Staples)................................           10         13,356
                    Gebrueder Sulzer AG (Industrial & Commercial)........................           24         13,271
                    Holderbank Financiere Glarus (Finance)...............................           42         31,299
                    Nestle SA (Consumer Staples).........................................          220        234,504
                    Roche Holding (Mortgage-related Securities)..........................           38        287,061
                    Roche Holding AG (Mortgage-related Securities).......................           10        130,157
                    Sandoz Ltd. (Mortgage-related Securities)............................          200        170,821
                    SGS Societe Generale de Surance Holding SA (Materials)...............           12         22,561
                    SMH Schweizerische Ges Fueroelektronik & Uhrenindustri (Information &
                      Entertainment).....................................................           24         14,067
                    Swiss Bank Corp. BR (Finance)........................................          150         59,719
                    Swiss Bank Corp. (Finance)...........................................          150         29,796
                    Swiss Reinsurance Co. (Finance)......................................           50         55,934
                    Union Bank of Switzerland (Finance)..................................          120        125,359
                    Zuerich Versicherungs (Finance)......................................          250         76,776
                                                                                                           -----------
                                                                                                            1,570,870
                                                                                                           -----------
                    THAILAND--1.5%
                    Advanced Information Services (Information Technology)...............        4,300         68,363
                    Bangchak Petroleum PCL (Energy)......................................        9,600         11,828
                    Bangkok Metropolitan Bank PCL (Finance)..............................       14,100         12,749
                    CMIC Finance & Security PCL (Finance)................................        3,500         10,016
                    Dhana Siam Finance & Securities PCL (Finance)........................        4,600         21,025
                    General Finance & Securities (Finance)...............................        2,450          9,835
                    Italian-Thai Development PCL (Energy)................................        4,600         42,782
                    Jasmine International PCL (Information Technology)...................        6,200         34,006
                    Krung Thai Bank PCL (Finance)........................................       25,800         95,366
                    National Finance & Securities PCL (Finance)..........................        3,200         13,609
                    National Petrochemical PCL (Materials)...............................        5,700          9,628
                    One Holding PCL (Multi-industry).....................................        2,900          6,224
                    Phatra Thanakit Co. (Finance)........................................        2,700         21,892
                    Phatra Thanakit PCL local (Finance)..................................        2,300         16,180
                    PTT Exploration & Production (Energy)................................        5,700         53,013
                    Sahavirya Steel Industries (Materials)...............................        9,400         11,489
                    Shinawatra Computer & Communication PCL (Information Technology).....        2,500         58,029
                    Shinawatra Satelite PCL (Industrial & Commercial)....................        6,400         10,111
                    Siam City Bank PCL local (Finance)...................................       10,000          9,837
                    Siam City Bank PCL (Finance).........................................       12,100         13,105
                    Telecomasia Corp. PCL (Utilities)....................................       40,900        126,797
                    Thai Military Bank PCL local (Finance)...............................        4,300         13,843
                    Thai Military Bank PCL (Finance).....................................        4,300         15,040
                    United Communication Industries (Information Technology).............        4,300         51,272
                                                                                                           -----------
                                                                                                              736,039
                                                                                                           -----------


                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED KINGDOM--10.5%
                    Abbey National PLC (Finance).........................................       12,800     $  125,903
                    Argyll Group PLC (Consumer Discretionary)............................        9,900         47,136
                    Arjo Wiggins Appleton PLC (Materials)................................       12,300         32,294
                    Barclays PLC (Finance)...............................................       10,401        125,315
                    Bass PLC (Consumer Staples)..........................................        6,900         72,835
                    BAT Industries PLC (Multi-industry)..................................       23,301        198,693
                    BOC Group PLC (Materials)............................................        5,700         76,748
                    Boots Co. PLC (Consumer Discretionary)...............................        7,600         65,854
                    British Aerospace PLC (Industrial & Commercial)......................        3,899         49,006
                    British Airways PLC (Industrial & Commercial)........................        5,700         40,141
                    British Gas PLC (Utilities)..........................................       35,500        132,609
                    British Petroleum Co. PLC (Energy)...................................       45,600        359,173
                    British Telecommunications PLC (Information Technology)..............       45,000        259,377
                    BTR PLC (Multi-industry).............................................       26,700        136,729
                    Cable & Wireless PLC (Information Technology)........................        7,996         55,514
                    Commercial Union PLC (Finance).......................................        4,700         46,374
                    General Accident PLC (Finance).......................................        4,500         45,779
                    General Electric PLC (Industrial & Commercial).......................       23,400        113,919
                    Glaxo Wellcome PLC (Consumer Staples)................................       21,307        284,278
                    Grand Metropolitan PLC (Multi-industry)..............................       14,300         96,764
                    Great Universal Stores PLC (Consumer Discretionary)..................        2,300         21,690
                    Guinness PLC (Consumer Staples)......................................       15,000        106,093
                    Hanson PLC (Multi-industry)..........................................       36,600        109,542
                    HSBC Holdings PLC (Finance)..........................................       12,700        188,692
                    Imperial Chemical Industries PLC (Materials).........................        6,400         74,464
                    Kingfisher PLC (Consumer Staples)....................................        7,271         57,605
                    Ladbroke Group PLC (Information & Entertainment).....................       17,900         39,187
                    Land Securities PLC (Real Estate)....................................       10,300         94,059
                    Lloyds Bank PLC (Finance)............................................       10,932        145,269
                    Marks & Spencer PLC (Consumer Discretionary).........................       21,100        142,616
                    MEPC PLC (Real Estate)...............................................        4,600         27,430
                    National Power PLC (Utilities).......................................        8,100         57,166
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)............        6,596         49,051
                    Prudential Corp. PLC (Finance).......................................       18,700        123,245
                    Rank Organisation PLC (Information & Entertainment)..................        6,600         41,629
                    Redland PLC (Materials)..............................................       15,600         91,231
                    Reed International PLC (Information & Entertainment).................        7,600        121,586
                    Reuters Holdings PLC (Industrial & Commercial).......................       12,300        116,089
                    RMC Group PLC (Materials)............................................        7,275        115,551
                    Royal Bank of Scotland Group (Finance)...............................       10,200         87,134
                    Royal Insurance Holdings PLC (Finance)...............................        6,700         39,901
                    RTZ Corp. PLC (Materials)............................................        8,900        127,737
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................       13,000         76,523
                    Scottish Power PLC (Utilities).......................................        7,600         43,864
                    SmithKline Beecham PLC (Healthcare)..................................        8,000         85,058
                    SmithKline Beecham PLC (Healthcare)(2)...............................        7,950         83,492
                    Tesco PLC (Consumer Discretionary)...................................       13,952         61,302
                    Thames Water PLC (Industrial & Commercial)...........................        4,100         34,679
                    Thorn EMI PLC (Consumer Discretionary)...............................        3,900         92,992
                    Trafalgar House PLC (Multi-industry).................................        8,900          3,270
                    Unilever PLC (Consumer Staples)......................................        7,900        153,174
                    Vodafone Group PLC (Information Technology)..........................        7,400         26,396
                    Zeneca Group PLC ADR (Healthcare)....................................        5,900        119,093
                                                                                                           -----------
                                                                                                            5,121,251
                                                                                                           -----------


---------------------

                                          COMMON STOCK (continued)                            SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED STATES--0.0%
                    United States Industries, Inc. (Multi-industry)......................          169     $    2,746
                                                                                                           -----------
                    TOTAL COMMON STOCK (cost $43,375,684)................................                  44,189,371
                                                                                                           -----------
                    PREFERRED STOCK--0.2%
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.2%
                    RWE AG (Utilities)...................................................          150         42,885
                    SAP AG (Materials)...................................................          300         47,335
                                                                                                           -----------
                                                                                                               90,220
                                                                                                           -----------
                    ITALY--0.0%
                    Fiat SpA (Consumer Discretionary)....................................       11,000         19,122
                                                                                                           -----------
                    TOTAL PREFERRED STOCK (cost $113,626)................................                     109,342
                                                                                                           -----------
                    RIGHTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.0%
                    Munchener Ruckversicherungs (Finance)................................           50          5,601
                                                                                                           -----------
                    ITALY--0.0%
                    Olivetti ING C, & Co. (Information Technology).......................       20,000          1,144
                    Riunione Adriatica di Sicur (Finance)................................          250            907
                                                                                                           -----------
                                                                                                                2,051
                                                                                                           -----------
                    TOTAL RIGHTS (cost $0)...............................................                       7,652
                                                                                                           -----------
                    WARRANTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    ITALY--0.0%
                    Riunione Adriatica di Sicur (Finance)................................          150            264
                                                                                                           -----------
                    MALAYSIA--0.0%
                    Hong Leong Properties (Real Estate)(1)...............................          500              0
                                                                                                           -----------
                    TOTAL WARRANTS (cost $95)............................................                         264
                                                                                                           -----------
                    TOTAL INVESTMENT SECURITIES (cost $43,489,405).......................                  44,306,629
                                                                                                           -----------
                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT--6.0%                                                AMOUNT
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--6.0%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,940,368 and collateralized by $2,080,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $2,940,000)...............................    $2,940,000     2,940,000
                                                                                                           -----------
                    TOTAL INVESTMENTS--
                      (cost $46,429,405)                                            96.5%                  47,246,629
                    Other assets less liabilities--                                  3.5                    1,714,030
                                                                                   ------                  -----------
                    NET ASSETS--                                                   100.0%                  $48,960,659
                                                                                   ======                  =============


              -----------------------------

              + Non-income producing securities


              (1) Fair valued security; see Note 2



              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants


                                                           ---------------------

                                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------------

                        CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION
                    -----------------------------------------------------------------------
                    *BEF   20,412,000     USD     723,573      04/30/96       $   36,994
                     BEF   13,440,000     USD     476,427      04/30/96           21,043
                    *CHF      867,740     USD     759,044      01/04/96           20,857
                     CHF      584,126     USD     510,956      01/04/96           12,325
                     DEM    2,397,696     USD   1,680,000      01/04/96           19,239
                     FRF    7,355,600     USD   1,480,000      01/04/96            6,544
                     JPY   248,004,000    USD   2,490,000      01/04/96           39,438
                     JPY   179,454,990    USD   2,127,000      04/30/96          324,044
                     JPY   251,101,200    USD   2,685,000      04/30/96          162,226
                     JPY   344,664,320    USD   4,326,149      04/30/96          863,362
                     JPY   170,938,250    USD   1,855,000      08/14/96          113,181
                     JPY   122,773,950    USD   1,253,672      08/30/96          141,328
                    *JPY   53,685,680     USD     673,851      04/30/96          146,227
                     NLG    1,602,870     USD   1,001,836      07/31/96           48,469
                    *NLG      686,280     USD     449,695      07/31/96           25,882
                    *USD      675,000     BEF   20,412,000     04/30/96           11,579
                    *USD      420,000     NLG     686,280      07/31/96            3,813
                                                                           ----------------
                                                                               1,996,551
                                                                           ----------------
                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                    -----------------------------------------------------------------------
                     CHF      899,396     USD     740,000      02/28/96       $  (32,037)
                    *USD      765,000     CHF     867,740      01/04/96          (26,812)
                    *USD      652,000     JPY   53,685,680     04/30/96         (124,377)
                     USD      414,979     ESP   50,536,112     12/04/96           (4,966)
                                                                           ----------------
                                                                                (188,192)
                                                                           ----------------
                           Net Unrealized Appreciation.................       $1,808,359
                                                                           ==============


              -----------------------------


              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.



                  BEF--Belgian Franc    ESP--Spanish Peseta    NLG--Netherlands Guilder
                  CHF--Swiss Franc      FRF--French Franc      USD--United States Dollar
                  DEM--Deutsche Mark    JPY--Japanese Yen


              See Notes to Financial Statements

---------------------

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1995

                                                            CASH           FIXED                      HIGH-YIELD      WORLDWIDE
                                                         MANAGEMENT       INCOME       GLOBAL BOND       BOND        HIGH INCOME
    -----------------------------------------------------------------------------------------------------------------------------

    ASSETS:
    Investment securities, at value*..................   $        --    $28,718,327    $52,213,584    $77,635,215    $20,719,687
    Short-term securities*............................    92,708,313        189,622      8,281,000             --             --
    Repurchase agreements (cost equals market)........       973,000      8,212,000             --             --      1,434,000
    Cash..............................................           799        153,943            395         20,910         60,425
    Foreign currency..................................            --             --             40             --             --
    Receivables for--
      Fund shares sold................................       357,393        275,532        196,409        223,930         61,493
      Dividends and accrued interest..................       247,585        367,930      1,804,209      1,150,512        442,426
      Sales of investments............................            --      2,423,446             --      4,251,771        252,146
      Variation margin on futures contracts...........            --         10,158             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Deferred organizational expenses..................        15,584          8,602          8,603          8,325          1,798
    Prepaid expenses..................................         1,777            475            985          1,399            318
    Unrealized appreciation on forward foreign
      currency contracts..............................            --             --        935,313             --             --
    Due from adviser..................................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                          94,304,451     40,360,035     63,440,538     83,292,062     22,972,293
                                                         ------------------------------------------------------------------------
    LIABILITIES:
    Payables for--
      Fund shares redeemed............................     2,471,690         43,601         27,382        767,083          1,634
      Purchases of investments........................     1,006,937     10,803,012      3,253,872             --      1,420,812
      Management fees.................................        45,675         16,246         34,838         48,297         17,066
      Variation margin on futures contracts...........            --             --             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Other accrued expenses............................        48,956         22,656         35,975        303,015         17,701
    Unrealized depreciation on forward foreign
      currency contracts..............................            --             --        329,427             --             --
    Due to custodian bank.............................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                           3,573,258     10,885,515      3,681,494      1,118,395      1,457,213
                                                         ------------------------------------------------------------------------
    NET ASSETS........................................   $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         =======================================================================
    Shares of beneficial interest outstanding
      (unlimited shares authorized)...................     8,483,049      2,724,189      5,424,420      7,806,335      1,884,528
    Net asset value per share.........................        $10.70         $10.82         $11.02         $10.53         $11.42
                                                         =======================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in...................................   $86,488,589    $28,058,530    $55,577,869    $83,135,134    $19,619,819
    Accumulated undistributed net investment income
      (loss)..........................................     4,234,947      1,219,884      3,620,109      7,410,940      1,431,913
    Accumulated undistributed net realized gain (loss)
      on investments, futures contracts and options
      contracts.......................................         4,583       (355,354)      (932,642)    (9,037,804)        74,158
    Unrealized appreciation on investments............         3,074        511,571        916,086        665,397        389,190
    Unrealized foreign exchange gain(loss) on other
      assets
      and liabilities.................................            --             --        577,622             --             --
    Unrealized appreciation on futures contracts......            --         39,889             --             --             --
                                                         ------------------------------------------------------------------------
                                                         $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         ========================================================================
    ---------------
    * Cost
     Investment securities............................   $        --    $28,206,756    $51,297,498    $76,969,818    $20,330,497
                                                         ========================================================================
     Short-term securities............................   $92,705,239    $   189,622    $ 8,281,000    $        --    $        --
                                                         ========================================================================


    See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995



                                                 BALANCED/
                                                  PHOENIX
                                                INVESTMENT         ASSET         GROWTH-        ALLIANCE
                                                  COUNSEL        ALLOCATION      INCOME          GROWTH
---------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*............... $28,405,803    $187,514,184   $170,021,383   $159,610,648
Short-term securities*.........................   6,240,939       1,555,465      7,513,000      8,015,716
Repurchase agreements (cost equals market).....         ---      24,551,000            ---            ---
Cash...........................................         ---         508,600            985         72,387
Foreign currency...............................         ---             ---            ---            ---
Receivables for--
  Fund shares sold.............................     100,774       1,282,427        359,840      1,945,004
  Dividends and accrued interest...............     148,159       1,311,720        394,878        115,715
  Sales of investments.........................     153,850       6,253,168            ---        655,070
  Variation margin on futures contracts........         ---          33,671            ---            ---
  Foreign currency contracts...................         ---             ---            ---            ---
Deferred organizational expenses...............         ---           8,603          8,325          8,325
Prepaid expenses...............................         365           3,235          2,651          2,337
Unrealized appreciation on forward foreign
  currency contracts...........................         ---             ---            ---            ---
Due from advisor...............................         ---             ---            ---            ---
                                                ---------------------------------------------------------
                                                 35,049,890     223,022,073    178,301,062    170,425,202
                                                ---------------------------------------------------------
LIABILITIES:
Payables for--
  Fund shares redeemed.........................       2,085          71,256        122,346        264,506
  Purchases of investments.....................   1,879,526      22,926,295      6,748,269      2,140,913
  Management fees..............................      16,631         105,262         87,816         85,492
  Variation margin on futures contracts........         ---             ---            ---          3,600
  Foreign currency contracts...................         ---             ---            ---            ---
Other accrued expenses.........................      21,883          82,870         61,558         60,964
Unrealized depreciation on forward foreign
  currency contracts...........................         ---             ---            ---            ---
Due to custodian bank..........................     701,230             ---            ---            ---
                                                ---------------------------------------------------------
                                                  2,621,355      23,185,683      7,019,989      2,555,475
                                                ---------------------------------------------------------
NET ASSETS..................................... $32,428,535    $199,836,390   $171,281,073   $167,869,727
                                                =========================================================
Shares of beneficial interest outstanding
  (unlimited shares authorized)................   2,598,706      15,689,067     12,490,023     10,739,380
Net asset value per share......................      $12.48          $12.74         $13.71         $15.63
                                                =========================================================
COMPOSITION OF NET ASSETS:
Capital paid in................................ $29,191,071    $171,257,566   $139,333,338   $134,009,237
Accumulated undistributed net investment
  income (loss)................................     399,630       5,029,483      1,673,393        477,396
Accumulated undistributed net realized gain
  (loss) on investments, futures contracts
  and options contracts........................     874,562       6,131,686      5,896,173     12,945,264
Unrealized appreciation on investments.........   1,963,272      17,322,705     24,378,169     20,341,080
Unrealized foreign exchange gain (loss) on
  other assets and liabilities.................         ---             ---            ---            ---
Unrealized appreciation on futures contracts...         ---          94,950            ---         96,750
                                                ---------------------------------------------------------
                                                $32,428,535    $199,836,390   $171,281,073   $167,869,727
------------                                    =========================================================
* Cost
Investment securities.......................... $26,442,531    $170,194,711   $145,643,214   $139,269,571
                                                =========================================================
Short-term securities.......................... $ 6,240,939    $  1,552,233   $  7,513,000   $  8,015,713
                                                =========================================================

                                                  GROWTH/
                                                  PHOENIX                                                 INTERNATIONAL
                                                 INVESTMENT    PROVIDENT        VENTURE         GLOBAL     DIVERSIFIED
                                                  COUNSEL        GROWTH          VALUE         EQUITIES      EQUITIES
                                                -----------------------------------------------------------------------
ASSETS:
Investment securities, at value*............... $137,276,227  $111,437,200   $139,942,029   $158,513,242   $44,306,629
Short-term securities*.........................   14,211,761           ---     16,997,439     10,230,000           ---
Repurchase agreements (cost equals market).....          ---     2,633,000            ---            ---     2,940,000
Cash...........................................          ---           916            ---          2,965        12,807
Foreign currency...............................          ---           ---            ---        351,092        27,361
Receivables for--
  Fund shares sold.............................      906,183       328,870      1,182,040        226,762       275,200
  Dividends and accrued interest...............       54,298        44,282        200,648        484,192       137,650
  Sales of investments.........................    5,264,814       991,163        519,577        681,222           ---
  Variation margin on futures contracts........          ---           ---            ---            ---           ---
  Foreign currency contracts...................          ---           ---            ---      2,032,562           ---
Deferred organizational expenses...............        8,901         8,325            ---          8,325         1,797
Prepaid expenses...............................        2,619         2,055          1,914          2,875           708
Unrealized appreciation on forward foreign
  currency contracts...........................          ---           ---            ---        123,525     1,996,551
Due from advisor...............................          ---           ---            ---            ---        23,550
                                               -----------------------------------------------------------------------
                                                 157,724,803   115,445,811    158,843,647    172,656,762    49,722,253
                                               -----------------------------------------------------------------------
LIABILITIES:
Payables for--
  Fund shares redeemed.........................       39,618        40,945         18,383         41,395        25,020
  Purchases of investments.....................    3,253,574           ---      2,658,822      4,475,831       424,485
  Management fees..............................       81,295        77,941         93,167        108,987        37,911
  Variation margin on futures contracts........          ---           ---            ---            ---           ---
  Foreign currency contracts...................          ---           ---            ---      2,033,679           ---
Other accrued expenses.........................       62,530        50,886         61,907        142,677        85,986
Unrealized depreciation on forward foreign
  currency contracts...........................          ---           ---            ---        102,496       188,192
Due to custodian bank..........................    4,377,303           ---      1,103,371            ---           ---
                                               -----------------------------------------------------------------------
                                                   7,814,320       169,772      3,935,650      6,905,065       761,594
                                               ------------------------------------------------------------------------
NET ASSETS..................................... $149,910,483  $115,276,039   $154,907,997   $165,751,697   $48,960,659
                                               =======================================================================
Shares of beneficial interest outstanding
  (unlimited shares authorized)................   11,411,801     8,800,227     11,503,467     12,693,039     4,824,929
Net asset value per share......................       $13.14        $13.10         $13.47         $13.06        $10.15
                                               =======================================================================
COMPOSITION OF NET ASSETS:
Capital paid in................................ $121,638,746  $ 90,389,835   $137,197,421   $149,050,688   $47,266,486
Accumulated undistributed net investment
  income (loss)................................    1,261,039           ---        889,057      1,468,646      (346,916)
Accumulated undistributed net realized gain
  (loss) on investments, futures contracts
  and options contracts........................   10,537,220    (3,161,237)     1,620,396      4,154,885      (586,233)
Unrealized appreciation on investments.........   16,473,499    28,047,441     15,201,123     11,048,831       817,224
Unrealized foreign exchange gain (loss) on
  other assets and liabilities.................          (21)          ---            ---         28,647     1,810,098
Unrealized appreciation on futures contracts...          ---           ---            ---            ---           ---
                                               -----------------------------------------------------------------------
                                                $149,910,483  $115,276,039   $154,907,997   $165,751,697   $48,960,659
------------                                   =======================================================================
* Cost
Investment securities.......................... $120,802,728  $ 83,389,759   $124,740,906   $147,464,411   $43,489,405
                                               =======================================================================
Short-term securities.......................... $ 14,211,761  $        ---   $ 16,997,439   $ 10,230,000   $       ---
                                               =======================================================================


                         ------------------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                                                                               WORLDWIDE
                                                                 CASH        FIXED      GLOBAL     HIGH-YIELD     HIGH
                                                               MANAGEMENT   INCOME       BOND        BOND        INCOME
    ---------------------------------------------------------------------------------------------------------------------

    Income:
      Dividends..............................................  $      --   $      --   $      --   $      --   $      --
      Interest...............................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
          Total income *.....................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
    Expenses:
      Management fees........................................    438,400     144,546     365,313     478,203     143,765
      Custodian fees.........................................     39,740      38,690      69,310      39,905      22,720
      Auditing fees..........................................     22,575       6,245      10,865      13,965      10,800
      Reports to investors...................................      9,420       3,505       7,370      10,995       2,170
      Amortization of organizational expenses................      7,172       3,953       3,953       3,822       1,887
      Legal fees.............................................      5,400       1,190       3,640       4,525       1,030
      Trustees' fees.........................................      2,645          60       1,435       1,835         480
      Interest expense.......................................         --          --          --       2,898          --
      Other expenses.........................................      5,176       2,683       3,805       4,509       5,287
                                                               ----------------------------------------------------------
        Total expenses before reimbursement..................    530,528     200,872     465,691     560,657     188,139
        Expenses reimbursed by the investment adviser........         --      (1,770)         --          --        (649)
                                                               ----------------------------------------------------------
    Net investment income (loss).............................  4,241,505   1,224,668   2,876,243   7,526,895   1,504,113
                                                               ----------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss) on investments@...............      5,110     581,976   1,618,834   (3,711,235)    76,600
      Net realized gain (loss) on futures and options
        contracts............................................         --      13,918          --          --          --
      Net realized foreign exchange gain (loss) on other
        assets and liabilities...............................         --          --   1,319,839          --          --
      Change in unrealized appreciation/depreciation on
        investments..........................................     44,053   1,262,150   1,593,149   4,427,627     484,883
      Change in unrealized foreign exchange gain (loss) on
        other assets and liabilities.........................         --          --       1,814          --          --
      Change in unrealized appreciation/depreciation on
        futures contracts....................................         --      39,889          --          --          --
                                                               ----------------------------------------------------------
      Net realized and unrealized gain on investments and
        foreign currencies...................................     49,163   1,897,933   4,533,636     716,392     561,483
                                                               ----------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $4,290,668  $3,122,601  $7,409,879  $8,243,287  $2,065,596
                                                               =============================================================

                                                                 BALANCED/                                           GROWTH/
                                                                  PHOENIX                                            PHOENIX
                                                                 INVESTMENT    ASSET       GROWTH-      ALLIANCE    INVESTMENT
                                                                  COUNSEL    ALLOCATION     INCOME       GROWTH      COUNSEL
     --------------------------------------------------------------------------------------------------------------------------

    Income:
      Dividends..............................................      $  94,209   $2,163,433   $2,168,076   $1,029,948   $1,295,073
      Interest...............................................        441,028    4,342,880      414,143      198,205      920,009
                                                                   -------------------------------------------------------------
          Total income *.....................................        535,237    6,506,313    2,582,219    1,228,153    2,215,082
                                                                   -------------------------------------------------------------
    Expenses:
      Management fees........................................         92,499    1,000,248      794,078      635,979      835,634
      Custodian fees.........................................         34,395       94,115       41,745       44,345       49,400
      Auditing fees..........................................         11,565       34,670       28,795       29,030       23,975
      Reports to investors...................................          3,690       32,210       21,810       20,110       20,325
      Amortization of organizational expenses................            360        3,953        3,822        3,822        3,822
      Legal fees.............................................            765        9,435        7,210        6,185        7,990
      Trustees' fees.........................................            405        4,680        3,640        2,915        3,710
      Interest expense.......................................             --           --           --           --           --
      Other expenses.........................................          2,248        6,280        5,559        4,235        6,589
                                                                   -------------------------------------------------------------
        Total expenses before reimbursement..................        145,927    1,185,591      906,659      746,621      951,445
        Expenses reimbursed by the investment adviser........        (17,031)          --           --           --           --
                                                                   -------------------------------------------------------------
    Net investment income (loss).............................        406,341    5,320,722    1,675,560      481,532    1,263,637
                                                                   -------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss) on investments@...............        875,469    6,792,943    6,546,892   13,305,824   19,383,952
      Net realized gain (loss) on futures and options
        contracts............................................             --       37,040           --       47,744           --
      Net realized foreign exchange gain (loss) on other
        assets and liabilities...............................             --           --           76           --          701
      Change in unrealized appreciation/depreciation on
        investments..........................................      1,971,928   20,689,780   26,098,737   21,063,685   14,865,880
      Change in unrealized foreign exchange gain (loss) on
        other assets and liabilities.........................             --           --           --           --          (21)
      Change in unrealized appreciation/depreciation on
        futures contracts....................................             --       94,950           --       96,750           --
                                                                   -------------------------------------------------------------
      Net realized and unrealized gain on investments and
        foreign currencies...................................      2,847,397   27,614,713   32,645,705   34,514,003   34,250,512
                                                                   -------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....     $3,253,738  $32,935,435  $34,321,265  $34,995,535  $35,514,149
                                                                  ==============================================================

                                                                                                      INTERNATIONAL
                                                                PROVIDENT     VENTURE       GLOBAL     DIVERSIFIED
                                                                  GROWTH       VALUE       EQUITIES     EQUITIES
     ----------------------------------------------------------------------------------------------------------------

    Income:
      Dividends..............................................     $  583,781   $1,048,621   $2,679,270   $ 561,748
      Interest...............................................        252,521      489,585      397,172     135,681
     -----------------------------------------------------------------------------------------------------------------
          Total income *.....................................        836,302    1,538,206    3,076,442     697,429
     -----------------------------------------------------------------------------------------------------------------
    Expenses:
      Management fees........................................        785,809      504,014    1,185,831     283,908
      Custodian fees.........................................         40,845       79,040      362,550     279,268
      Auditing fees..........................................         21,070       31,700       26,775      15,720
      Reports to investors...................................         16,235       19,075       25,305       6,025
      Amortization of organizational expenses................          3,822          360        3,822       1,887
      Legal fees.............................................          6,000        4,185        9,505       1,455
      Trustees' fees.........................................          2,685        1,975        4,575         920
      Interest expense.......................................             --           --           --          --
      Other expenses.........................................          5,094        3,098        7,879       5,487
     -----------------------------------------------------------------------------------------------------------------
        Total expenses before reimbursement..................        881,560      643,447    1,626,242     594,670
        Expenses reimbursed by the investment adviser........             --       (9,792)          --    (112,030)
     -----------------------------------------------------------------------------------------------------------------
    Net investment income (loss).............................        (45,258)     904,551    1,450,200     214,789
     -----------------------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss) on investments@...............        240,218    1,620,396    5,003,696    (585,776)
      Net realized gain (loss) on futures and options
        contracts............................................             --           --     (524,955)         --
      Net realized foreign exchange gain (loss) on other
        assets and liabilities...............................            --           --      720,956    (506,494)
      Change in unrealized appreciation/depreciation on
        investments..........................................     25,016,207   15,272,123   13,392,395   1,120,932
      Change in unrealized foreign exchange gain (loss) on
        other assets and liabilities.........................             --           --       15,377   1,810,094
      Change in unrealized appreciation/depreciation on
        futures contracts....................................             --           --      182,708          --
     -----------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments and
        foreign currencies...................................     25,256,425   16,892,519   18,790,177   1,838,756
     -----------------------------------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....    $25,211,167  $17,797,070  $20,240,377  $2,053,545
      ================================================================================================================

    -------------------

    * Net of foreign withholding taxes on interest and dividends of $66, $1,816, $3,636, $2,245 $20,557, $6,965, $5,619, $269,136 and $85,357 on
       the Balanced/Phoenix Investment Counsel, Asset Allocation, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Venture Value, Global Equities and International Diversified Equities Portfolios, respectively.



    @ Net of foreign withholding taxes on capital gains of $18,009 on the Global
      Equities Portfolio.


    See Notes to Financial Statements

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                         CASH          FIXED                    HIGH-YIELD     WORLDWIDE
                                                      MANAGEMENT      INCOME      GLOBAL BOND      BOND       HIGH INCOME
    ---------------------------------------------------------------------------------------------------------------------

    OPERATIONS:
    Net investment income (loss)...................  $  4,241,505   $ 1,224,668   $ 2,876,243   $ 7,526,895   $1,504,113
    Net realized gain (loss) on investments........         5,110       581,976     1,618,834    (3,711,235)      76,600
    Net realized gain (loss) on futures and options
      contracts....................................            --        13,918            --            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................            --            --     1,319,839            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        44,053     1,262,150     1,593,149     4,427,627      484,883
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......            --            --         1,814            --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................            --        39,889            --            --           --
                                                     --------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     4,290,668     3,122,601     7,409,879     8,243,287    2,065,596
                                                     --------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
      Distributions from net realized gain on
        investments................................            --            --            --            --           --
                                                     --------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
                                                     --------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................   415,378,253    22,925,314    22,230,068    70,702,486   13,740,334
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................     2,210,000       885,000     1,700,000     6,340,000      114,929
    Cost of shares repurchased.....................  (418,035,564)  (12,442,153)  (14,423,490)  (52,574,843)  (4,768,369)
                                                     --------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............      (447,311)   11,368,161     9,506,578    24,467,643    9,086,894
                                                     --------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     1,633,357    13,605,762    15,216,457    26,370,930   11,037,561
    NET ASSETS:
    Beginning of year..............................    89,097,836    15,868,758    44,542,587    55,802,737   10,477,519
                                                     --------------------------------------------------------------------
    End of year....................................  $ 90,731,193   $29,474,520   $59,759,044   $82,173,667   $21,515,080
                                                     ========================================================================
    ---------------
    Undistributed net investment income (loss).....  $  4,234,947   $ 1,219,884   $ 3,620,109   $ 7,410,940   $1,431,913
                                                     ========================================================================
    Shares issued and repurchased:
    Sold...........................................    39,465,595     2,218,395     2,131,775     6,846,915    1,299,782
    Issued in reinvestment of dividends and
      distributions................................       214,355        90,306       170,000       648,925       11,873
    Repurchased....................................   (39,709,537)   (1,212,881)   (1,407,509)   (5,097,408)    (480,433)
                                                     --------------------------------------------------------------------
    Net increase (decrease)........................       (29,587)    1,095,820       894,266     2,398,432      831,222
                                                     ========================================================================


    See Notes to Financial Statements

---------------------

                                         Balanced/                                                     Growth/
                                          Phoenix                                                      Phoenix
                                         Investment        Asset         Growth         Alliance      Investment       Provident
                                          Counsel        Allocation      Income          Growth        Counsel          Growth
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $  406,341      $  5,320,722    $  1,675,560   $   481,532   $  1,263,637   $   (45,258)
Net realized gain (loss) on investments     875,469         6,792,943       6,546,892    13,305,824     19,383,952        240,218
Net realized gain (loss) on futures and
  options contracts.....................         --            37,040             --         47,744             --             --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................         --                --                76           --             701           --
Change in unrealized appreciation/
  depreciation on investments...........  1,971,928        20,689,780      26,098,737     21,063,685     14,865,880    25,016,207
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................         --               --               --             --            (21)           --
Change in unrealized appreciation/
  depreciation on futures contracts.....         --           94,950               --         96,750             --            --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations.......................  3,253,738       32,935,435     34,321,265      34,995,535      35,514,149    25,211,167
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
  Dividends from net investment income..    (11,237)      (2,240,000)      (875,000)       (155,000)     (1,450,000)     (200,000)
  Distributions from net realized
    gain on investments.................       --           (425,000)          --          (725,000)             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (11,237)      (2,665,000)      (875,000)       (880,000)    (1,450,000)     (200,000)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold............... 30,928,111       91,078,058     79,200,929     168,074,086     45,890,799    46,200,686
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................     11,237        2,665,000        875,000         880,000      1,450,000       200,000
Cost of shares repurchased.............. (3,269,069)     (31,032,947)   (27,140,302)    (88,413,178)   (35,688,009)  (31,477,920)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions.......................... 27,670,279       62,710,111     52,935,627      80,540,908     11,652,790    14,922,766
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS............ 30,912,780       92,980,546     86,381,892     114,656,443     45,716,939    39,933,933

NET ASSETS:
Beginning of year.......................  1,515,755      106,855,844     84,899,181      53,213,284    104,193,544    75,342,106
--------------------------------------------------------------------------------------------------------------------------------
End of year.............................$32,428,535     $199,836,390   $171,281,073    $167,869,727   $149,910,483  $115,276,039
================================================================================================================================
Undistributed net investment
  income (loss).........................$   399,630     $  5,029,483   $  1,673,393    $    477,396   $  1,261,039  $         --
================================================================================================================================
Shares issued and repurchased:
Sold....................................  2,742,183        7,788,903      6,452,877      12,084,699      4,046,435     3,971,874
Issued in reinvestment of dividends
  and distributions.....................      1,132          243,157         77,502          76,126        135,387        18,536
Repurchased.............................   (296,843)      (2,699,219)    (2,260,341)     (6,421,749)    (3,175,785)   (2,684,472)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).................  2,446,472        5,332,841      4,270,038       5,739,076      1,006,037     1,305,938
================================================================================================================================


                                                                       International
                                          Venture         Global        Diversified
                                           Value         Equities        Equities
------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $    904,551  $  1,450,200     $    214,789
Net realized gain (loss) on investments     1,620,396     5,003,696         (585,776)
Net realized gain (loss) on futures and
  options contracts.....................           --      (524,955)              --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................           --       720,956         (506,494)
Change in unrealized appreciation/
  depreciation on investments...........   15,272,123    13,392,395        1,120,932
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................           --        15,377        1,810,094
Change in unrealized appreciation/
  depreciation on futures contracts.....           --       182,708               --
------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations.......................   17,797,070    20,240,377        2,053,545
------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income..      (23,311)     (855,000)        (121,869)
  Distributions from net realized
    gain on investments.................           --    (3,190,000)              --
------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................      (23,311)   (4,045,000)        (121,869)
------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............  164,118,300    79,044,610       58,139,793
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................       23,311     4,045,000          121,869
Cost of shares repurchased..............  (31,455,895)  (70,291,038)     (23,670,269)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................  132,685,716    12,798,572       34,591,393
------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS............  150,459,475    28,993,949       36,523,069

NET ASSETS:
Beginning of year.......................    4,488,522   136,757,748       12,437,590
------------------------------------------------------------------------------------
End of year............................. $154,907,997  $165,751,697     $ 48,960,659
====================================================================================
Undistributed net investment
  income (loss)......................... $    889,057  $  1,468,646     $   (346,916)
====================================================================================
Shares issued and repurchased:
Sold....................................   13,646,177     6,436,345        6,011,154
Issued in reinvestment of dividends
  and distributions.....................        2,359       357,648           12,721
Repurchased.............................   (2,599,805)   (5,815,859)     (2,470,598)
------------------------------------------------------------------------------------
Net increase (decrease).................   11,048,731       978,134        3,553,277
====================================================================================




                                                         ---------------------

---------------------
    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1994

                                                                                                                   WORLDWIDE
                                                         CASH           FIXED          GLOBAL       HIGH-YIELD       HIGH
                                                      MANAGEMENT        INCOME          BOND           BOND         INCOME*
    -------------------------------------------------------------------------------------------------------------------------

    OPERATIONS:
    Net investment income..........................  $   2,204,504   $    877,613   $  2,056,427   $  6,224,934   $   42,729
    Net realized gain (loss) on investments........           (527)      (897,488)    (2,571,262)    (5,326,569)      (2,442)
    Net realized gain (loss) on futures and options
      contracts....................................             --             --        (28,936)            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................             --             --       (887,865)            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        (40,979)      (658,964)      (296,847)    (3,751,081)     (95,693)
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......             --             --        412,079             --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................             --             --             --             --           --
                                                     ------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from operations..............................      2,162,998       (678,839)    (1,316,404)    (2,852,716)     (55,406)
                                                     ------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........       (294,500)       (98,500)      (342,000)    (1,505,500)          --
      Distributions from net realized gain on
        investments................................             --        (71,794)      (187,458)      (294,750)          --
                                                     ------------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................       (294,500)      (170,294)      (529,458)    (1,800,250)          --
                                                     ------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................    269,001,242     22,698,651     36,121,308     57,807,375   10,551,001
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................        294,500        170,294        529,458      1,800,250           --
    Cost of shares repurchased.....................   (206,669,280)   (17,818,535)   (15,272,111)   (41,002,709)     (18,076)
                                                     ------------------------------------------------------------------------
    Net increase in net assets resulting from
      capital share transactions...................     62,626,462      5,050,410     21,378,655     18,604,916   10,532,925
                                                     ------------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     64,494,960      4,201,277     19,532,793     13,951,950   10,477,519

    NET ASSETS:
    Beginning of period............................     24,602,876     11,667,481     25,009,794     41,850,787            0
                                                     ------------------------------------------------------------------------
    End of period..................................  $  89,097,836   $ 15,868,758   $ 44,542,587   $ 55,802,737   $10,477,519
                                                     ========================================================================
    ---------------
    Undistributed net investment income............  $   2,203,442   $    882,067   $  1,143,813   $  6,224,045   $   42,729
                                                     ========================================================================
    Shares issued and repurchased:
    Sold...........................................     26,101,794      2,269,964      3,580,326      5,298,745    1,055,117
    Issued in reinvestment of dividends and
      distributions................................         28,873         17,149         53,427        163,362           --
    Repurchased....................................    (20,030,209)    (1,803,912)    (1,531,719)    (3,819,032)      (1,811)
                                                     ------------------------------------------------------------------------
    Net increase...................................      6,100,458        483,201      2,102,034      1,643,075    1,053,306
                                                     ========================================================================


    * Commenced operations October 28, 1994

    See Notes to Financial Statements

---------------------


                                                   Balanced/                                              Growth/
                                                   Phoenix                                                Phoenix
                                                  Investment    Asset         Growth        Alliance     Investment   Provident
                                                   Counsel*   Allocation      Income         Growth       Counsel      Growth
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income..........................  $    4,526  $  2,079,263  $   873,663  $    151,776   $  1,447,313  $   194,453
Net realized gain (loss) on investments........        (907)     (219,928)    (636,783)      333,777     (8,005,593)  (3,106,757)
Net realized gain (loss) on futures and options
  contracts....................................          --         1,189           --            --             --           --
Net realized foreign exchange gain (loss) on
  other assets and liabilities.................          --            --           --            --             --           --
Change in unrealized appreciation/depreciation
  on investments...............................      (8,656)   (3,516,746)  (2,491,416)   (1,181,114)      (973,025)   2,410,066
Change in unrealized foreign exchange gain
  (loss) on other assets and liabilities.......          --            --           --            --             --           --
Change in unrealized appreciation/depreciation
  on futures contracts.........................          --        18,875           --            --             --           --
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations..............................      (5,037)   (1,637,347)  (2,254,536)     (695,561)    (7,531,305)    (502,238)
                                               ------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........          --      (297,500)    (246,500)      (47,000)      (519,500)     (55,000)
  Distributions from net realized gain on
    investments................................          --      (156,839)     (43,923)     (604,808)            --           --
                                               ------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders................................           --      (454,339)    (290,423)     (651,808)      (519,500)     (55,000)
                                               ------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS;
Proceeds from shares sold.....................    1,521,140    87,819,488   59,410,366    49,449,776     68,645,462   46,577,399
Proceeds from shares issued for reinvestment of
  dividends and distributions.................           --       454,339      290,423       651,808        519,500       55,000
Cost of shares repurchased....................         (348)  (14,916,201) (17,336,891)  (18,796,458)    21,953,015) (13,643,955)
                                               ------------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                      1,520,792    73,357,626   42,363,898    31,305,126     47,211,947   32,988,444
                                               ------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.................     1,515,755    71,265,940   39,818,939    29,957,757     39,161,142   32,431,206

NET ASSETS:
Beginning of period..........................             0    35,589,904   45,080,242    23,255,527     65,032,402   42,910,900
                                               ------------------------------------------------------------------------------------
End of period................................    $1,515,755  $106,855,844  $84,899,181   $53,213,284   $104,193,544  $75,342,106
                                               ====================================================================================
-------------------
Undistributed net investment income..........    $    4,526  $  1,948,761  $   872,833   $   150,864   $  1,446,701  $   193,602
                                               ====================================================================================
Shares issued and repurchased:
Sold.........................................       152,269     8,292,654    5,595,922     4,589,555      6,425,534    4,560,014
Issued in reinvestment of dividends and
  distributions..............................            --        42,422       27,322        58,987         47,098        5,268
Repurchased..................................           (35)   (1,415,441)  (1,653,770)   (1,778,224)    (2,099,136)  (1,344,321)
                                               ------------------------------------------------------------------------------------
Net increase.................................       152,234     6,919,635    3,969,474     2,870,318      4,373,496    3,220,961
                                               ====================================================================================


                                                                         International
                                                  Venture       Global    Diversified
                                                   Value        Equities   Equities
                                                --------------------------------------
OPERATIONS:
Net investment income.......................... $    7,817   $   439,686  $    16,284
Net realized gain (loss) on investments........         --     1,537,529           --
Net realized gain (loss) on futures and options
  contracts....................................         --      (370,832)          --
Net realized foreign exchange gain (loss) on
  other assets and liabilities.................         --     1,428,760       49,917
Change in unrealized appreciation/depreciation
  on investments...............................    (71,000)   (1,615,837)    (303,708)
Change in unrealized foreign exchange gain
  (loss) on other assets and liabilities.......         --        28,609            4
Change in unrealized appreciation/depreciation
  of futures contracts.........................         --      (182,708)          --
                                                --------------------------------------
Net increase (decrease) in net assets resulting
  from operations..............................    (63,183)    1,265,207     (237,503)
                                                --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........         --       (41,500)          --
  Distributions from net realized gain on
    investments.................................        --      (522,781)          --
                                                --------------------------------------
Total dividends and distributions to
  shareholders.................................         --      (564,281)          --
                                                --------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold......................  4,785,696   153,578,193   12,781,226
Proceeds from shares issued for investment of
  dividends and distributions..................         --       564,281           --
Cost of shares repurchased.....................   (246,991)  (61,822,290)    (106,133)
                                                --------------------------------------
Net increase in net assets resulting from
  capital share transactions...................  4,511,705    92,320,184   12,675,093
                                                --------------------------------------
TOTAL INCREASE IN NET ASSETS...................  4,448,522    93,021,110   12,437,590

NET ASSETS:
Beginning of period............................          0    43,736,638            0
                                                --------------------------------------
End of period.................................. $4,448,522  $136,757,748  $12,437,590
                                                ======================================
---------------
Undistributed net investment income............ $    7,817  $    196,485  $    66,201
                                                ======================================
Shares issued and repurchased:
Sold...........................................    480,157    12,891,831    1,282,522
Issued in reinvestment of dividends and
  distributions................................         --        47,983           --
Repurchased....................................    (25,421)   (5,205,577)     (10,870)
                                                --------------------------------------
Net increase...................................    454,736     7,734,237    1,271,652
                                                ======================================

                                                                ---------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona.


  The Trust issues 14 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

  In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1995, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

---------------------

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, dividends received, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.



  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.



  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.



  STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.



  For the year ended November 30, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:


                                                                 ACCUMULATED                  ACCUMULATED
                                                              UNDISTRIBUTED NET            UNDISTRIBUTED NET
                                                           INVESTMENT INCOME/(LOSS)      REALIZED GAIN/(LOSS)     PAID-IN CAPITAL
                                                                ---------------------------------------------------------

    Fixed Income.......................................           $   (1,851)                 $     1,851            $      --
    Global Bond........................................            1,300,053                   (1,271,117)             (28,936)
    Growth/Phoenix Investment Counsel..................                  701                         (701)                  --
    Provident Growth...................................               51,656                           --              (51,656)
    Global Equities....................................              676,961                     (676,961)                  --
    International Diversified Equities.................             (506,037)                     506,037                   --



3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management Portfolio along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1995, the Cash Management Portfolio had a 0.9% undivided interest, which represented $973,000 in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefor was as follows:


                                                           ---------------------

  Yamaichi International (America), Inc. Repurchase Agreement, 5.91% dated 11/30/95, in the principal amount of $109,857,000 repurchase price $109,875,035 due 12/1/95 collateralized by $50,000,000 U.S. Treasury Bonds 7.25% due 8/15/22; $39,550,000 U.S. Treasury Bonds 7.25% due 8/15/22 and $8,095,000 U.S. Treasury
Bonds 8.125% due 8/15/19, approximate aggregate value $114,116,023.



4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.


  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                                           AGGREGATE     AGGREGATE    UNREALIZED                                   CAPITAL
                                          UNREALIZED    UNREALIZED    GAIN/(LOSS)     COST OF     CAPITAL LOSS      LOSS
                                             GAIN         (LOSS)          NET       INVESTMENTS    CARRYOVER*     UTILIZED
                                           -------------------------------------------------------------------------------

Cash Management.........................  $    22,796   $   (19,722)  $     3,074   $93,678,239   $         --   $       527
Fixed Income............................      523,918       (49,521)      474,397    36,645,552        291,703       503,104
Global Bond.............................    1,062,262      (189,241)      873,021    59,621,563        889,577     1,582,879
High-Yield Bond.........................    2,970,068    (2,332,406)      637,662    76,997,553      9,010,069            --
Worldwide High Income...................      688,226      (314,837)      373,389    21,780,298             --            --
Balanced/Phoenix Investment Counsel.....    2,077,243      (116,901)    1,960,342    32,686,400             --            --
Asset Allocation........................   18,243,650      (920,945)   17,322,705   196,297,944             --            --
Growth-Income...........................   26,484,213    (2,175,094)   24,309,119   153,225,264             --       198,016
Alliance Growth.........................   21,936,834    (1,733,725)   20,203,109   147,423,255             --            --
Growth/Phoenix Investment Counsel**.....   18,342,283    (1,868,784)   16,473,499   135,014,489             --     7,941,298
Provident Growth........................   30,335,810    (2,288,369)   28,047,441    86,022,759      3,161,237        23,425
Venture Value...........................   16,036,378      (835,255)   15,201,123   141,738,345             --            --
Global Equities***......................   15,559,437    (4,898,890)   10,660,547   158,082,695             --            --
International Diversified Equities......    2,250,789    (1,433,565)      817,224    46,809,792        211,683            --



  * Expire 2002 - 2003



 ** Post 10/31 Capital Loss Deferrals: Alliance Growth $12,517; Growth/Phoenix
    Investment Counsel $96,044



*** Post 10/31 Currency Loss Deferrals: Global Equities $313,344



5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond Portfolio or the Cash Management Portfolio, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets" means the average daily net assets of the portfolios.


---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management              $0--$100 million     0.55%
                              >  $100 million     0.50%
                              >  $300 million     0.45%
Fixed Income                 $0--$ 50 million     0.70%
                              >  $ 50 million     0.60%
                              >  $150 million     0.55%
                              >  $250 million     0.50%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation            >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
High-Yield Bond              $0--$ 50 million     0.70%
                              >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
Worldwide High                >  $          0     1.00%
  Income- International
  Diversified Equities
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Balanced/Phoenix             $0--$ 50 million     0.70%
  Investment Counsel-         >  $ 50 million     0.65%
  Growth-Income-              >  $150 million     0.60%
  Alliance Growth-            >  $300 million     0.55%
  Growth/Phoenix              >  $500 million     0.50%
  Investment Counsel
Provident Growth             $0--$ 50 million     0.85%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $250 million     0.65%
                              >  $350 million     0.60%
Venture Value                $0--$100 million     0.80%
                              >  $100 million     0.75%
                              >  $500 million     0.70%
Global Equities              $0--$ 50 million     0.90%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $300 million     0.65%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges it responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.


  Alliance Capital Management L.P. serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/ Phoenix Investment Counsel Portfolios; Provident Investment Counsel serves as subadviser for the Provident Growth Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation and Fixed Income Portfolios; Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., serves as subadviser for the Global Bond Portfolio; Davis Selected Advisers L.P. serves as subadviser for the Venture Value Portfolio and Morgan Stanley Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley Group, Inc., serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios.


  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Fixed Income                 $0--$ 50 million     0.35%
                              >  $ 50 million     0.25%
                              >  $150 million     0.20%
                              >  $250 million     0.15%
Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation            >  $ 50 million     0.30%
                              >  $150 million     0.25%
                              >  $250 million     0.20%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified   >  $350 million     0.60%
  Equities
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-         >  $ 50 million     0.30%
  Growth-Income-              >  $150 million     0.25%
  Alliance Growth-            >  $300 million     0.20%
  Growth/Phoenix              >  $500 million     0.15%
  Investment Counsel
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Provident Growth             $0--$ 50 million     0.50%
                              >  $ 50 million     0.45%
                              >  $150 million     0.35%
                              >  $250 million     0.30%
                              >  $350 million     0.25%
Venture Value                $0--$100 million     0.45%
                              >  $100 million     0.40%
                              >  $500 million     0.35%
Global Equities              $0--$ 50 million     0.50%
                              >  $ 50 million     0.40%
                              >  $150 million     0.30%
                              >  $300 million     0.25%

                                                           ---------------------

  Effective November 1, 1994, SAAMCo has voluntarily agreed to reimburse expenses in excess of the following percentages of average daily net assets (the voluntary reimbursement can be retracted by SAAMCo at any time): Cash Management Portfolio -- 0.85%, Fixed Income Portfolio -- 1.00%, Global Bond
Portfolio -- 1.35%, High-Yield Bond Portfolio -- 0.95%, Worldwide High Income Portfolio -- 1.60%, Balanced/Phoenix Investment Counsel Portfolio -- 1.00%, Asset Allocation Portfolio -- 0.99%, Growth-Income Portfolio -- 0.95%, Alliance Growth Portfolio -- 0.95%, Growth/Phoenix Investment Counsel Portfolio -- 0.95%, Provident Growth Portfolio -- 1.10%, Venture Value Portfolio -- 1.10%, Global Equities Portfolio -- 1.50%, and International Diversified Equities
Portfolio -- 1.70%.



  The impact of such expense reimbursements is reflected in the Statement of Operations under the caption "expenses reimbursed by the investment adviser."



6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $204,704. Organizational expenses are amortized on a straight line basis by each portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective portfolio commenced operations.



7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1995, was as follows:


                                                                                                     BALANCED/
                                                                                                      PHOENIX
                               CASH          FIXED         GLOBAL       HIGH-YIELD     WORLDWIDE    INVESTMENT       ASSET
                            MANAGEMENT      INCOME          BOND           BOND       HIGH INCOME     COUNSEL      ALLOCATION
                             -----------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $        --   $95,415,175   $147,006,289   $138,372,345   $34,007,548   $42,473,080   $352,141,835
Sales of portfolio
  securities..............           --    83,064,458    139,091,866    112,918,160    22,644,456    17,985,029    289,092,283
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...           --    84,337,477     35,433,750      2,066,875            --    10,425,314    212,592,167
Sales of U.S. government
  securities..............           --    77,785,099     32,063,008      2,073,125            --     2,906,986    208,376,436


                                                          GROWTH/PHOENIX                                             INTERNATIONAL
                              GROWTH-        ALLIANCE      INVESTMENT     PROVIDENT      VENTURE         GLOBAL      DIVERSIFIED
                               INCOME         GROWTH        COUNSEL        GROWTH         VALUE         EQUITIES      EQUITIES
                              -----------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $124,599,274   $200,738,953   $274,196,262   $63,822,191   $130,191,861   $150,853,413   $46,462,123
Sales of portfolio
  securities..............    67,344,207    127,900,774    252,237,605    46,951,215     10,487,423    144,012,195    13,564,536
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...            --             --             --            --             --             --            --
Sales of U.S. government
  securities..............            --             --             --            --             --             --            --


---------------------

8. TRANSACTIONS WITH AFFILIATES: The following portfolio incurred brokerage commissions with an affiliated broker:



                                                                                             GOLDMAN
                                                                                           SACHS & CO.
                                                                                           -----------
              Fixed Income...............................................................    $   562
              Asset Allocation...........................................................     35,946



9. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At November 30, 1995, Global Bond, Global Equities and International Diversified Equities Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.



10. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The High-Yield Bond Portfolio periodically utilized the uncommitted line of credit and incurred an interest expense of $2,898 for the year ended November 30, 1995.


                                                           ---------------------

---------------------


SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET                         &             TOTAL         DECLARED        FROM NET
              VALUE         NET        UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING    INVEST-      GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF          MENT           ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      INCOME**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------

Cash Management Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.19        $  0.01         $    0.20       $      --       $      --       $   10.20      2.00%
11/30/94        10.20        0.38          (0.02)             0.36           (0.09)             --           10.47      3.51
11/30/95        10.47        0.56           0.01              0.57           (0.34)             --           10.70      5.59
Fixed Income Portfolio
7/1/93-
11/30/93        10.00        0.14           0.05              0.19              --              --           10.19      1.90
11/30/94        10.19        0.52          (0.87)            (0.35)          (0.05)          (0.04)           9.75     (3.41)
11/30/95         9.75        0.60           1.00              1.60           (0.53)             --           10.82     17.01
Global Bond Portfolio
7/1/93-
11/30/93        10.00        0.13           0.17              0.30              --              --           10.30      3.00
11/30/94        10.30        0.53          (0.86)            (0.33)          (0.09)          (0.05)           9.83     (3.18)
11/30/95         9.83        0.60           0.97              1.57           (0.38)             --           11.02     16.40
High-Yield Bond Portfolio
2/9/93-
11/30/93        10.00        0.76           0.36              1.12              --              --           11.12     11.20
11/30/94        11.12        1.20          (1.65)            (0.45)          (0.29)          (0.06)          10.32     (4.26)
11/30/95        10.32        1.11           0.12              1.23           (1.02)             --           10.53     12.64
Worldwide High Income Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.09)            (0.05)             --              --            9.95     (0.50)
11/30/95         9.95        1.10           0.47              1.57           (0.10)             --           11.42     16.02
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.08)            (0.04)             --              --            9.96     (0.40)
11/30/95         9.96        0.34           2.23              2.57           (0.05)             --           12.48     25.89
Asset Allocation Portfolio
7/1/93-
11/30/93        10.00        0.08           0.28              0.36              --              --           10.36      3.60
11/30/94        10.36        0.29          (0.25)             0.04           (0.05)          (0.03)          10.32      0.30
11/30/95        10.32        0.42           2.24              2.66           (0.20)          (0.04)          12.74     26.10


                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
-------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-
11/30/93   $ 24,603        0.71%+++        2.53%+++       --%
11/30/94     89,098        0.70++          3.73++         --
11/30/95     90,731        0.67            5.32           --
Fixed Income Portfolio
7/1/93-
11/30/93     11,667        0.94+++         3.92+++       208
11/30/94     15,869        0.94++          5.21++        419
11/30/95     29,475        0.96++          5.93++        412
Global Bond Portfolio
7/1/93-
11/30/93     25,010        1.35+++         3.56+++        84
11/30/94     44,543        1.06            5.29          347
11/30/95     59,759        0.95            5.89          339
High-Yield Bond Portfolio
2/9/93-
11/30/93     41,851        0.94+++         9.43+++       229
11/30/94     55,803        0.92++         11.07++        225
11/30/95     82,174        0.80           10.80          174
Worldwide High Income Portfolio
10/28/94-
11/30/94     10,478        1.60+++         4.48+++         2
11/30/95     21,515        1.30           10.46          176
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94      1,516        1.00+++         4.25+++        10
11/30/95     32,429        0.98++          3.08++        153
Asset Allocation Portfolio
7/1/93-
11/30/93     35,590        0.99+++         2.33+++        71
11/30/94    106,856        0.94++          2.71++        152
11/30/95    199,836        0.81            3.62          207


    *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

    +  Annualized

    ++ During the periods ended November 30, 1993, November 30, 1994 and November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:


                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Cash Management Portfolio...........................      1.10%        0.78%        0.67%        2.14%         3.65%        5.32%
Fixed Income Portfolio..............................      1.81         1.09         0.97         3.05          5.06         5.92
Global Bond Portfolio...............................      1.81         1.06         0.95         3.10          5.29         5.89
High-Yield Bond Portfolio...........................      1.29         0.93         0.80         9.08         11.06        10.80
Worldwide High Income Portfolio.....................        --         2.26         1.30           --          3.82        10.46
Balanced/Phoenix Investment Counsel Portfolio.......        --         6.82         1.11           --         (1.57)        2.95
Asset Allocation Portfolio..........................      1.67         0.94         0.81         1.65          2.71         3.62



See Notes to Financial Statements


---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET         NET             &             TOTAL         DECLARED        FROM NET
              VALUE       INVEST-      UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING      MENT       GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF         INCOME          ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      (LOSS)**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------
Growth-Income Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.12        $  0.49         $    0.61       $      --       $      --       $   10.61      6.10%
11/30/94        10.61        0.13          (0.36)            (0.23)          (0.04)          (0.01)          10.33     (2.20)
11/30/95        10.33        0.17           3.31              3.48           (0.10)             --           13.71     33.89
Alliance Growth Portfolio
2/9/93-
11/30/93        10.00        0.05           0.87              0.92              --              --           10.92      9.20
11/30/94        10.92        0.04          (0.14)            (0.10)          (0.01)          (0.17)          10.64     (0.93)
11/30/95        10.64        0.07           5.08              5.15           (0.03)          (0.13)          15.63     48.91
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93        10.00        0.17           0.61              0.78              --              --           10.78      7.80
11/30/94        10.78        0.16          (0.87)            (0.71)          (0.06)             --           10.01     (6.64)
11/30/95        10.01        0.12           3.14              3.26           (0.13)             --           13.14     32.92
Provident Growth Portfolio
2/9/93-
11/30/93        10.00        0.02           0.02              0.04              --              --           10.04      0.40
11/30/94        10.04        0.03          (0.01)             0.02           (0.01)             --           10.05      0.19
11/30/95        10.05       (0.01)          3.09              3.08           (0.03)             --           13.10     30.66
Venture Value Portfolio
10/28/94-
11/30/94        10.00        0.03          (0.25)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.17           3.55              3.72           (0.03)             --           13.47     38.17
Global Equities Portfolio
2/9/93-
11/30/93        10.00        0.03           0.96              0.99              --              --           10.99      9.90
11/30/94        10.99        0.05           0.71              0.76           (0.01)          (0.07)          11.67      6.87
11/30/95        11.67        0.12           1.64              1.76           (0.08)          (0.29)          13.06     15.58
International Diversified Equities Portfolio
10/28/94-
11/30/94        10.00        0.01          (0.23)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.07           0.38              0.45           (0.08)             --           10.15      4.63



                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
------------------------------------------------------------------------------------
Growth-Income Portfolio
2/9/93-
11/30/93   $ 45,080        0.82%+++        1.59%+++       27%
11/30/94     84,899        0.81++          1.26++         59
11/30/95    171,281        0.77            1.42           59
Alliance Growth Portfolio
2/9/93-
11/30/93     23,256        0.82+++         0.61+++        73
11/30/94     53,213        0.82++          0.37++        146
11/30/95    167,870        0.79            0.51          138
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93     65,032        0.82+++         2.20+++       165
11/30/94    104,194        0.81++          1.52++        211
11/30/95    149,910        0.76            1.01          229
Provident Growth Portfolio
2/9/93-
11/30/93     42,911        0.97+++         0.32+++        40
11/30/94     75,342        0.96++          0.31++         54
11/30/95    115,276        0.93           (0.05)          52
Venture Value Portfolio
10/28/94-
11/30/94      4,449        1.10+++         3.93+++        --
11/30/95    154,908        1.00++          1.43++         18
Global Equities Portfolio
2/9/93-
11/30/93     43,737        1.50+++         0.38+++        58
11/30/94    136,758        1.28            0.42           67
11/30/95    165,752        1.14            1.02          106
International diversified Equities Portfolio
10/28/94-
11/30/94     12,438        1.70+++         1.60+++        --
11/30/95     48,961        1.70++          0.76++         52


    *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

    +  Annualized

    ++ During the periods ended November 30, 1993, November 30, 1994 and November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:


                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Growth-Income Portfolio.............................      1.40%        0.89%        0.77%         1.01%        1.18%        1.42%
Alliance Growth Portfolio...........................      1.56         0.96         0.79         (0.13)        0.23         0.51
Growth/Phoenix Investment Counsel Portfolio.........      1.28         0.87         0.76          1.74         1.46         1.01
Provident Growth Portfolio..........................      1.46         1.05         0.93         (0.17)        0.22        (0.05)
Venture Value Portfolio.............................        --         3.89         1.02            --         1.14         1.41
Global Equities Portfolio...........................      2.52         1.28         1.14         (0.64)        0.42         1.02
International Diversified Equities Portfolio........        --         3.50         2.09            --        (0.20)        0.37



See Notes to Financial Statements


                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of SunAmerica Series Trust



In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio (constituting SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 16, 1996

---------------------

---------------------

   SUNAMERICA SERIES TRUST
   GLOBAL BOND PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                      FOREIGN BONDS & NOTES -- 46.2%                      LOCAL CURRENCY)         VALUE
                    --------------------------------------------------------------------------------------------------------
                    DENMARK -- 2.1%
                    Kingdom of Denmark 9.00% 2000......................................        7,500,000      $   1,444,946
                                                                                                                -----------
                    GERMANY -- 14.9%
                    Republic of Germany 6.50% 2005.....................................        9,000,000          6,176,127
                    Republic of Germany 6.75% 2004.....................................        4,200,000          2,937,624
                    Treuhandanstalt 6.50% 2003.........................................        1,500,000          1,041,057
                                                                                                                -----------
                                                                                                                 10,154,808
                                                                                                                -----------
                    IRELAND -- 2.7%
                    Republic of Ireland 8.00% 2000.....................................        1,000,000          1,808,171
                                                                                                                -----------
                    ITALY -- 6.0%
                    Republic of Italy 10.50% 2000......................................    5,500,000,000          4,085,590
                                                                                                                -----------
                    JAPAN -- 8.7%
                    International Bank for Reconstruction & Development 6.75% 2001.....      150,000,000          1,616,550
                    Japan Development Bank 6.50% 2001..................................      400,000,000          4,299,824
                                                                                                                -----------
                                                                                                                  5,916,374
                                                                                                                -----------
                    NETHERLANDS -- 2.5%
                    Netherlands Government 7.00% 2005..................................        2,700,000          1,717,740
                                                                                                                -----------
                    SPAIN -- 2.3%
                    Government of Spain 10.30% 2002....................................      170,000,000          1,539,108
                                                                                                                -----------
                    SWEDEN -- 1.3%
                    Kingdom of Sweden 6.00% 2005.......................................        6,500,000            916,781
                                                                                                                -----------
                    UNITED KINGDOM -- 5.7%
                    United Kingdom Treasury 7.50% 2006.................................          500,000            839,568
                    United Kingdom Treasury 8.50% 2005.................................        1,700,000          3,076,925
                                                                                                                -----------
                                                                                                                  3,916,493
                                                                                                                -----------
                    TOTAL FOREIGN BONDS & NOTES (cost $30,414,688).....................                          31,500,011
                                                                                                                -----------

---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                    U.S. GOVERNMENT & AGENCIES -- 34.5%                       AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 34.5%
                    United States Treasury Notes 5.25% 2001............................    $   3,000,000      $   2,947,020
                    United States Treasury Notes 6.38% 2001............................        3,500,000          3,574,375
                    United States Treasury Notes 6.50% 2005............................        3,500,000          3,606,645
                    United States Treasury Notes 6.88% 1999............................        3,000,000          3,087,180
                    United States Treasury Notes 7.00% 2006............................        5,000,000          5,329,700
                    United States Treasury Notes 7.88% 2004............................        4,500,000          5,023,125
                                                                                                                -----------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $22,612,683)..............                          23,568,045
                                                                                                                -----------
                    TOTAL INVESTMENT SECURITIES (cost $53,027,371).....................                          55,068,056
                                                                                                                -----------
                                      SHORT-TERM SECURITIES -- 19.1%
                    --------------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 19.1%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.81% due 12/02/96 (cost $13,051,000)............................       13,051,000         13,051,000
                                                                                                                -----------
                    TOTAL INVESTMENTS --
                      (cost $66,078,371)                            99.8%                                        68,119,056
                    Other assets less liabilities --                 0.2                                            102,361
                                                                  -------                                       -----------
                    NET ASSETS --                                  100.0%                                       $68,221,417
                                                                  =======                                       ===========

                                       OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ------------------------------------------------------------------------------
                          CONTRACT                   IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER             EXCHANGE FOR           DATE         APPRECIATION
                    ------------------------------------------------------------------------------
                    *BEF      53,390,063     USD       1,757,987      12/09/96       $   72,020
                     CHF       4,117,000     ITL   5,258,634,150      11/29/97          235,429
                     CHF         758,342     USD         601,000      11/29/97           15,837
                     CHF       4,008,000     USD       3,197,090      01/29/97          104,378
                    *DEM       4,973,354     USD       3,285,000      02/27/97           33,631
                     DEM      10,907,691     USD       7,223,636      02/27/97           93,080
                     DEM       4,600,995     USD       3,017,095      02/27/97            9,341
                     DKK       8,433,000     USD       1,435,918      01/22/97              963
                     ESP     569,782,000     USD       4,408,320      01/16/97           16,560
                     JPY     248,498,000     USD       2,245,518      01/24/97           46,056
                     JPY     421,136,000     USD       3,792,395      01/24/97           64,909
                     NLJ       2,967,685     USD       1,739,558      01/09/97           13,456
                     SEK       6,301,000     USD         956,073      01/28/97           15,991
                    *USD          91,858     IEP          57,000      01/08/97            3,957
                    *USD       2,829,830     ESP     367,960,000      01/16/97            6,328
                    *USD         165,492     ITL     252,656,252      01/29/97              678
                    *USD       1,241,339     ITL   1,921,978,000      01/29/97           22,725
                                                                                      ---------
                                                                                        755,339
                                                                                      ---------

                                                           ---------------------

                                                                     (UNAUDITED)

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ------------------------------------------------------------------------------
                          CONTRACT                   IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER             EXCHANGE FOR           DATE         DEPRECIATION
                    ------------------------------------------------------------------------------
                    *GBP       1,427,847     USD       2,338,813      02/14/97          (57,635)
                     GBP       2,468,000     USD       4,067,264      02/14/97          (74,940)
                     IEP       1,125,000     USD       1,797,778      01/08/97          (93,318)
                     ITL   8,415,795,250     USD       5,484,568      01/29/97          (50,410)
                    *USD       1,702,544     BEF      53,390,063      12/09/96          (16,577)
                    *USD       2,521,182     GBP       1,501,580      02/14/97             (984)
                    *USD       3,318,881     DEM       5,014,000      02/27/97          (41,138)
                    *USD       3,380,323     DEM       5,014,000      02/27/97         (102,580)
                                                                                      ---------
                                                                                       (437,582)
                                                                                      ---------
                               Net Unrealized Appreciation....................       $  317,757
                                                                                      =========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

BEF -- Belgian Franc
CHF -- Swiss Franc
DEM -- Deutsche Mark
DKK -- Danish Kroner
ESP -- Spanish Peseta
GBP -- Pound Sterling
IEP -- Irish Pound
ITL -- Italian Lira
JPY -- Japanese Yen
NLJ -- Netherlands Guilder
SEK -- Swedish Kroner

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO           INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 93.0%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 2.7%
                    Apparel & Textiles -- 0.6%
                    Collins & Aikman Corp. 11.50% 2006.....................................   $  100,000    $   106,750
                    Westpoint Stevens, Inc. 9.38% 2005.....................................      100,000        102,750
                    Automotive -- 0.7%
                    Aftermarket Technology Corp. 12.00% 2004...............................      100,000        111,000
                    Exide Corp. 10.00% 2005................................................      100,000        104,250
                    Lear Corp. 9.50% 2006..................................................       50,000         53,750
                    Retail -- 1.4%
                    Penney (J.C.) Co., Inc. 7.65% 2016.....................................      500,000        519,075
                                                                                                            -------------
                                                                                                                997,575
                                                                                                            -------------
                    CONSUMER STAPLES -- 4.0%
                    Food, Beverage & Tobacco -- 3.2%
                    Carr Gottstein Foods Co. 12.00% 2005...................................      100,000        106,000
                    Ralphs Grocery Co. 10.45% 2004.........................................      100,000        103,000
                    RJR Nabisco, Inc. 8.63% 2002...........................................      235,000        243,051
                    RJR Nabisco, Inc. 9.25% 2013...........................................       75,000         77,276
                    Smith's Food & Drug Centers, Inc. 11.25% 2007..........................      100,000        109,000
                    Super Rite Foods, Inc. 10.63% 2002.....................................      500,000        532,500
                    Household Products -- 0.8%
                    Playtex Family Products Corp. 9.00% 2003...............................      100,000         98,000
                    Revlon Consumer Products Corp. 10.50% 2003.............................      100,000        104,500
                    Simmons Co. 10.75% 2006................................................      100,000        104,000
                                                                                                            -------------
                                                                                                              1,477,327
                                                                                                            -------------
                    ENERGY -- 2.9%
                    Energy Services -- 2.6%
                    Arkla, Inc. 9.20% 1997.................................................       65,000         66,904
                    Coastal Corp. 9.75% 2003...............................................      250,000        289,988
                    Tosco Corp. 7.00% 2000.................................................      250,000        255,050
                    Tosco Corp. 7.63% 2006.................................................      350,000        370,716
                    Energy Sources -- 0.3%
                    Mesa Operating Co. 10.63% 2006.........................................      100,000        108,000
                                                                                                            -------------
                                                                                                              1,090,658
                                                                                                            -------------
                    FINANCE -- 28.2%
                    Banks -- 8.3%
                    Abn Amro Holdings NV 7.30% 2026........................................      250,000        246,700
                    African Development Bank 6.88% 2015....................................      500,000        497,545
                    Bank Montreal-Chicago 7.80% 2007.......................................      750,000        802,245
                    Continental Bank NA 12.50% 2001(1).....................................      300,000        369,327
                    Security Pacific Corp. 11.50% 2000.....................................      275,000        324,822
                    Signet Banking Corp. 9.63% 1999........................................      300,000        322,989
                    Union Bank Switzerland-New York 7.25% 2006.............................      500,000        522,965
                    Financial Services -- 16.0%
                    American General Corp. 9.63% 2018......................................      500,000        534,355
                    Case Equipment Loan Trust 7.30% 2002...................................      155,029        157,639
                    Chevy Chase Auto Receivables 5.80% 2002................................      121,279        121,051

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    CNA Financial Corp. 7.25% 2023.........................................   $  500,000    $   488,710
                    Continental Corp. 8.25% 1999...........................................      100,000        104,727
                    First Nationwide Escrow Corp. 10.63% 2003*.............................      100,000        107,000
                    Ford Capital BV 9.38% 2001.............................................      600,000        670,164
                    Ford Capital BV 9.50% 2001.............................................      400,000        449,216
                    General Motors Acceptance Corp. 5.63% 2001.............................      300,000        292,632
                    Lehman Brothers Holdings, Inc. 6.13% 2001..............................      575,000        568,180
                    Navistar Financial 6.55% 2001..........................................      155,421        156,489
                    Pacific Mutual Life 7.90% 2023.........................................      500,000        527,745
                    Premier Auto Trust 4.90% 1998..........................................       47,118         46,882
                    Premier Auto Trust 7.90% 1999..........................................      120,000        121,612
                    Resolution Funding Corp. zero coupon 2021..............................      640,000        126,822
                    Salomon, Inc. 9.00% 1999...............................................      525,000        555,030
                    Standard Credit Card Master Trust 6.25% 1998...........................      260,000        260,650
                    Swedish Export Credit Corp. 9.88% 2038.................................      500,000        545,295
                    Trizec Finance Corp., Ltd. 10.88% 2005.................................      100,000        110,250
                    Insurance -- 3.9%
                    Conseco, Inc. 10.50% 2004..............................................      600,000        721,338
                    GE Global Insurance Holdings Corp. 7.00% 2026..........................      750,000        746,640
                                                                                                            -------------
                                                                                                             10,499,020
                                                                                                            -------------
                    HEALTHCARE -- 0.7%
                    Health Services -- 0.4%
                    Genesis Health 9.75% 2005..............................................       50,000         52,375
                    Tenet Healthcare Corp. 10.13% 2005.....................................      100,000        110,500
                    Medical Products -- 0.3%
                    Dade International, Inc. 11.13% 2006*..................................      100,000        108,000
                                                                                                            -------------
                                                                                                                270,875
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 10.5%
                    Business Services -- 4.1%
                    Allied Waste North America, Inc. 10.25% 2006*..........................       50,000         51,250
                    Joy Technologies, Inc. 10.25% 2003.....................................      600,000        657,000
                    Knoll, Inc. 10.88% 2006................................................      100,000        109,000
                    Prime Succession Acquisition 10.75% 2004*(2)...........................       50,000         53,750
                    Statia Terminals International 11.75% 2003*............................       50,000         50,500
                    United Stationers Supply Co. 12.75% 2005...............................       50,000         55,188
                    Waste Management, Inc. 8.75% 2018......................................      500,000        563,460
                    Machinery -- 0.3%
                    Alvey Systems, Inc. 11.38% 2003........................................      100,000        104,000
                    Multi-Industry -- 3.5%
                    EnviroSource, Inc. 9.75% 2003..........................................       50,000         47,000
                    Four M Corp. 12.00% 2006...............................................       50,000         52,375
                    News America Holdings, Inc. 10.13% 2012................................      500,000        592,190
                    Tenneco, Inc. 10.00% 1998..............................................      555,000        590,115
                    Transportation -- 2.6%
                    Ameritruck Distribution Corp. 12.25% 2005..............................       50,000         48,750
                    Gearbulk Holdings Ltd. 11.25% 2004.....................................      100,000        109,000
                    Stena Lines AB 10.50% 2005.............................................      100,000        107,000
                    Transport Ocean Container Corp. 12.25% 2004............................      600,000        716,250
                                                                                                            -------------
                                                                                                              3,906,828
                                                                                                            -------------

---------------------

                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 9.1%
                    Broadcasting & Media -- 5.7%
                    Bell Cablemedia PLC zero coupon 2004(3)................................   $  150,000    $   128,250
                    Chancellor Broadcasting Co. 9.38% 2004.................................      100,000         99,750
                    Comcast UK Cable Partners Ltd. zero coupon 2007(3).....................      175,000        119,437
                    Heritage Media Corp. 8.75% 2006........................................      100,000         97,000
                    Nextel Communications, Inc. zero coupon 2003(3)........................      100,000         75,250
                    Paramount Communications, Inc. 8.25% 2022..............................      500,000        478,385
                    Peoples Choice TV Corp. zero coupon 2004(1)(3).........................       50,000         21,500
                    SFX Broadcasting, Inc. 10.75% 2006.....................................      100,000        105,000
                    Sinclair Broadcast Group, Inc. 10.00% 2005.............................      100,000        101,000
                    Sullivan Broadcasting 10.25% 2005......................................      100,000        100,500
                    Time Warner, Inc. 7.45% 1998...........................................      290,000        294,443
                    Valassis Inserts, Inc. 9.38% 1999......................................      500,000        513,865
                    Cable -- 2.5%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000         97,750
                    Continental Cablevision, Inc. 9.50% 2013...............................      500,000        580,730
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(3)..............      100,000         76,000
                    Rogers Cablesystems Ltd. 10.00% 2007...................................      100,000        104,750
                    UIH Australia Pacific, Inc. zero coupon 2006(3)........................      100,000         52,500
                    Entertainment Products -- 0.1%
                    Cobblestone Golf Group, Inc. 11.50% 2003...............................       50,000         51,500
                    Leisure & Tourism -- 0.8%
                    AMF Group, Inc. zero coupon 2006(3)....................................      200,000        127,500
                    Courtyard Marriott Ltd. 10.75% 2008(2).................................       50,000         52,750
                    Six Flags Theme Parks, Inc. zero coupon 2005(3)........................      125,000        115,000
                                                                                                            ------------
                                                                                                              3,392,860
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 6.7%
                    Communication Equipment -- 2.3%
                    Australis Holdings Ltd. zero coupon 2002*(3)...........................       50,000         28,375
                    Cablevision Industries Corp. 10.75% 2002...............................      670,000        733,590
                    Lenfest Communications, Inc. 10.50% 2006...............................      100,000        104,000
                    Computers & Business Equipment -- 1.5%
                    Harris Corp. 10.38% 2018...............................................      500,000        557,855
                    Electronics -- 0.1%
                    Advanced Micro Devices, Inc. 11.00% 2003...............................       50,000         54,125
                    Paging -- 0.3%
                    Paging Network, Inc. 10.13% 2007.......................................      100,000        100,250
                    Telecommunications -- 2.5%
                    360 Communications Co. 7.13% 2003......................................      160,000        160,758
                    Anixter, Inc. 8.00% 2003...............................................      500,000        519,925
                    Brooks Fiber Properties, Inc. zero coupon 2006(3)......................      100,000         65,500
                    Teleport Communications Group zero coupon 2007(3)......................      100,000         67,750
                    Vanguard Cellular Systems, Inc. 9.38% 2006.............................      100,000        100,375
                                                                                                            ------------
                                                                                                              2,492,503
                                                                                                            ------------
                    MATERIALS -- 3.2%
                    Chemicals -- 1.4%
                    Arcadian Partners L.P. 10.75% 2005.....................................      100,000        111,375
                    Crain Industry, Inc. 13.50% 2005(2)....................................       50,000         55,625
                    Harris Chemical North America, Inc. 10.25% 2001........................      100,000        103,250
                    HS Resources, Inc. 9.25% 2006*.........................................       50,000         50,781

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Chemicals (continued)
                    Royal Oak Mines 11.00% 2006............................................   $   50,000    $    51,500
                    Sterling Chemicals, Inc. 11.75% 2006...................................       50,000         51,000
                    Viridian, Inc. 9.75% 2003..............................................      100,000        109,000
                    Forest Products -- 1.1%
                    Buckeye Cellulose Corp. 9.25% 2008.....................................      100,000        103,000
                    Owens-Illinois, Inc. 10.50% 2002.......................................      100,000        105,250
                    Packaging Resources, Inc. 11.63% 2003(2)...............................       50,000         52,750
                    Riverwood International Corp. 10.88% 2008..............................      100,000         90,000
                    Stone Container Corp. 11.50% 2004......................................       50,000         52,000
                    Metals & Minerals -- 0.7%
                    GS Technologies, Inc. 12.25% 2005......................................      100,000        107,000
                    Republic Engineered Steels, Inc. 9.88% 2001............................       50,000         46,000
                    Ryderson Tull, Inc. 9.13% 2006.........................................      100,000        104,500
                                                                                                            ------------
                                                                                                              1,193,031
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 3.1%
                    Foreign Government -- 3.1%
                    Province of Quebec 13.25% 2014.........................................      290,000        352,159
                    Republic Of Columbia 7.25% 2003........................................      250,000        247,200
                    Republic of South Africa 9.63% 1999....................................      500,000        534,375
                                                                                                            ------------
                                                                                                              1,133,734
                                                                                                            ------------
                    REAL ESTATE -- 2.0%
                    Real Estate Investment Trusts -- 2.0%
                    Chelsea GCA Realty, Inc. 7.75% 2001....................................      150,000        152,407
                    Price REIT, Inc. 7.50% 2006............................................      500,000        513,355
                    Tanger Properties Ltd. 8.75% 2001......................................       85,000         86,091
                                                                                                            ------------
                                                                                                                751,853
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 18.0%
                    U.S. Government & Agencies -- 18.0%
                    Federal Home Loan Mortgage Corp. 7.50% 2026............................    1,000,580      1,013,708
                    Federal Home Loan Mortgage Corp. 8.20% 1998............................      110,000        110,378
                    Federal National Mortgage Association 6.50% 2011.......................    1,480,314      1,467,820
                    Federal National Mortgage Association 8.50% 2005.......................      750,000        799,920
                    Government National Mortgage Association 8.00% 2026....................    1,498,914      1,544,811
                    United States Treasury Bonds 8.50% 2020................................      120,000        148,687
                    United States Treasury Bonds 8.75% 2017................................       90,000        113,203
                    United States Treasury Bonds Strip zero coupon 2020....................      430,000         89,857
                    United States Treasury Bonds Strip zero coupon 2020....................    6,640,000      1,413,922
                                                                                                            ------------
                                                                                                              6,702,306
                                                                                                            ------------
                    UTILITIES -- 1.8%
                    Electric Utilities -- 1.6%
                    California Energy, Inc. zero coupon 2004(3)............................      100,000        103,500
                    Tenaga Nasional 7.50% 2025*............................................      500,000        506,425
                    Telephone -- 0.2%
                    Millicom International Cellular zero coupon 2006(3)....................      100,000         59,500
                                                                                                            ------------
                                                                                                                669,425
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $33,442,054).................................                  34,577,995
                                                                                                            ------------

---------------------

                                                                     (UNAUDITED)

                                            PREFERRED STOCK -- 0.6%                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.3%
                    Broadcasting & Media -- 0.3%
                    K-III Communications Corp..............................................        1,059    $   104,837
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Telecommunications -- 0.4%
                    PanAmSat, L.P..........................................................          106        130,701
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $214,250)..................................                     235,538
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $33,656,304).........................                  34,813,533
                                                                                                            ------------
                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 5.4%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 4.3%
                    British Aerospace PLC 7.55% due 5/15/97*...............................   $  100,000        100,598
                    Capital One Bank 8.33% due 2/10/97.....................................      575,000        577,380
                    Comdisco, Inc. 7.33% due 3/6/97........................................      200,000        200,860
                    Comdisco, Inc. 9.75% due 1/15/97.......................................      275,000        276,172
                    First USA Bank 8.10% due 2/21/97.......................................      250,000        251,175
                    Tele-Communications, Inc. 7.00% due 8/4/97.............................      200,000        201,232
                    TIME DEPOSIT -- 1.1%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96...................................................      417,000        417,000
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $2,022,527)..........................                   2,024,417
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $35,678,831)                                              99.0%                  36,837,950
                    Other assets less liabilities --                                   1.0                      369,457
                                                                                     ------                 ------------
                    NET ASSETS --                                                    100.0%                 $37,207,407
                                                                                     ======                 ============

              -----------------------------

              *   Resale restricted to qualified institutional buyers

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) Fair valued security; see Note 2

              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 96.3%                             AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.8%
                    Automotive -- 0.8%
                    Am General Corp. 12.88% 2002..........................................   $1,000,000    $    945,000
                    Retail -- 5.0%
                    E&S Holdings Corp. 10.38% 2006*.......................................    1,000,000       1,036,250
                    Finlay Fine Jewelry Corp. 10.63% 2003.................................    1,000,000       1,035,000
                    Specialty Retailers, Inc. 10.00% 2000.................................    2,000,000       2,050,000
                    Thrifty PayLess Holdings, Inc. 12.25% 2004............................    1,300,000       1,521,000
                                                                                                           ------------
                                                                                                              6,587,250
                                                                                                           ------------
                    CONSUMER STAPLES -- 3.7%
                    Food Retail -- 1.8%
                    Kash 'N Karry Food Stores, Inc. 11.50% 2003...........................    2,000,000       2,000,000
                    Food, Beverage & Tobacco -- 1.9%
                    Smith's Food & Drug Centers, Inc. 11.25% 2007.........................    2,000,000       2,180,000
                                                                                                           ------------
                                                                                                              4,180,000
                                                                                                           ------------
                    ENERGY -- 3.2%
                    Energy Services -- 2.3%
                    DeepTech International, Inc. 12.00% 2000..............................      500,000         527,500
                    Mesa Operating Co. zero coupon 2006(1)................................    3,000,000       2,025,000
                    Energy Sources -- 0.9%
                    Flores & Rucks, Inc. 9.75% 2006.......................................    1,000,000       1,052,500
                                                                                                           ------------
                                                                                                              3,605,000
                                                                                                           ------------
                    FINANCE -- 3.8%
                    Financial Services -- 3.8%
                    Dollar Financial Group, Inc. 10.88% 2006*.............................    2,000,000       2,027,500
                    Homeside, Inc. 11.25% 2003*...........................................    2,000,000       2,230,000
                                                                                                           ------------
                                                                                                              4,257,500
                                                                                                           ------------
                    HEALTHCARE -- 9.9%
                    Health Services -- 8.5%
                    Abbey Healthcare Group, Inc. 9.50% 2002...............................    2,000,000       2,090,000
                    OrNda Healthcorp. 12.25% 2002.........................................    1,000,000       1,071,250
                    Quorum Health Group, Inc. 8.75% 2005..................................    2,000,000       2,055,000
                    Tenet Healthcare Corp. 8.63% 2003.....................................    2,000,000       2,130,000
                    Tenet Healthcare Corp. 10.13% 2005....................................    2,000,000       2,210,000
                    Medical Products -- 1.4%
                    Dade International, Inc. 11.13% 2006*.................................    1,500,000       1,620,000
                                                                                                           ------------
                                                                                                             11,176,250
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 17.4%
                    Business Services -- 15.5%
                    Allied Waste North America, Inc. 10.25% 2006*.........................    2,000,000       2,042,500
                    Core Mark International, Inc. 11.38% 2003*............................    1,000,000       1,016,250
                    Imed Corp. 9.75% 2006*................................................    2,000,000       2,025,000
                    Iron Mountain, Inc. 10.13% 2006.......................................    1,000,000       1,055,000
                    Katz Corp. 12.75% 2002................................................    1,000,000       1,116,250
                    Lifestyle Furnishings International Ltd. 10.88% 2006*.................    2,000,000       2,120,000

---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services (continued)
                    Muzak L.P. 10.00% 2003................................................   $1,000,000    $  1,011,250
                    Pillowtex Corp. 10.00% 2006*..........................................    2,000,000       2,037,500
                    Printpack, Inc. 10.63% 2006*..........................................    1,000,000       1,040,000
                    Rayovac Corp. 10.25% 2006*............................................    2,000,000       2,045,000
                    Ryder TRS, Inc. 10.00% 2006*..........................................    2,000,000       2,037,500
                    Multi-Industry -- 1.9%
                    International Semi-Tech Microelectronic, Inc. zero coupon 2003(1).....    2,000,000       1,240,000
                    J.B. Poindexter & Co. 12.50% 2004.....................................    1,000,000         967,500
                                                                                                           ------------
                                                                                                             19,753,750
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 27.4%
                    Broadcasting & Media -- 11.1%
                    Jcac, Inc. 10.13% 2006................................................    1,000,000       1,025,000
                    Kabelmedia Holding zero coupon 2006...................................    2,000,000       1,090,000
                    NWCG Holding Corp. zero coupon 1999...................................    3,000,000       2,490,000
                    Park Broadcasting, Inc. 11.75% 2004*..................................    1,500,000       1,751,250
                    SFX Broadcasting, Inc. 10.75% 2006....................................    2,000,000       2,100,000
                    Sinclair Broadcast Group, Inc. 10.00% 2005............................    2,000,000       2,020,000
                    Universal Outdoor Holdings, Inc. 9.75% 2006...........................    2,000,000       2,040,000
                    Cable -- 11.9%
                    Bell Cablemedia PLC zero coupon 2005(1)...............................    1,750,000       1,373,750
                    Century Communications Corp. 11.88% 2003..............................    2,000,000       2,135,000
                    Comcast UK Cable Partners Ltd. zero coupon 2007.......................    1,000,000         682,500
                    Diamond Cable Communications PLC zero coupon 2005(1)..................    1,000,000         697,500
                    Echostar Communications Corp. zero coupon 2004(1).....................    1,000,000         810,000
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(1).............    1,250,000         950,000
                    International CableTel, Inc. zero coupon 2005(1)......................    1,000,000         712,500
                    International CableTel, Inc. zero coupon 2006(1)......................    1,000,000         640,000
                    Mettler Toledo, Inc. 9.75% 2006.......................................    1,000,000       1,045,000
                    Telewest PLC zero coupon 2007(1)......................................    1,875,000       1,270,313
                    UIH Australia Pacific, Inc. zero coupon 2006(1).......................    1,500,000         787,500
                    United International Holdings, Inc. zero coupon 1999(2)...............    2,250,000       1,586,250
                    Videotron Holdings PLC zero coupon 2005(1)............................    1,000,000         787,500
                    Gaming -- 2.6%
                    Casino America, Inc. 12.50% 2003......................................    1,000,000         970,000
                    Showboat, Inc. 13.00% 2009............................................    1,000,000       1,095,000
                    Trump Atlantic City Associates 11.25% 2006............................    1,000,000         945,000
                    Leisure & Tourism -- 1.8%
                    HMH Properties, Inc. 9.50% 2005.......................................    2,000,000       2,065,000
                                                                                                           ------------
                                                                                                             31,069,063
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 18.3%
                    Cellular -- 6.7%
                    Cellular Communications International, Inc. zero coupon 2000..........    1,000,000         660,000
                    Cellular Communications International, Inc. zero coupon 2000(2).......    2,000,000       1,375,000
                    Comcast Cellular Corp. zero coupon 2000...............................    1,500,000       1,080,000
                    Intercel, Inc. zero coupon 2006(1)....................................    1,000,000         607,500
                    Pricecellular Wireless Corp. zero coupon 2003(1)......................    1,000,000         842,500
                    Pricecellular Wireless Corp. 14.00% 2001..............................    1,000,000         985,000
                    Western Wireless Corp. 10.50% 2006....................................    2,000,000       2,060,000
                    Computers & Business Equipment -- 1.9%
                    Twin Laboratories, Inc. 10.25% 2006...................................    1,000,000       1,041,875
                    Unisys Corp. 11.75% 2004..............................................    1,000,000       1,045,000

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 1.9%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................   $2,000,000    $  2,165,000
                    Paging -- 2.7%
                    Paging Network, Inc. 10.00% 2008*.....................................    2,000,000       1,997,500
                    Paging Network, Inc. 11.75% 2002......................................    1,000,000       1,080,000
                    Telecommunications -- 5.1%
                    Hyperion Telecommunications, Inc. zero coupon 2003*...................    2,500,000       1,393,750
                    MFS Communications, Inc. zero coupon 2006.............................    1,000,000         725,000
                    PanAmSat, L.P. zero coupon 2003(1)....................................    2,500,000       2,300,000
                    Teleport Communications Group zero coupon 2007(1).....................    2,000,000       1,355,000
                                                                                                           ------------
                                                                                                             20,713,125
                                                                                                           ------------
                    MATERIALS -- 5.7%
                    Chemicals -- 0.9%
                    LaRoche Industries, Inc. 13.00% 2004..................................    1,000,000       1,065,000
                    Forest Products -- 1.6%
                    American Pad & Paper Co. 13.00% 2005..................................      650,000         757,250
                    Stone Container Corp. 11.88% 1998.....................................    1,000,000       1,065,000
                    Metals & Minerals -- 3.2%
                    Renco Metals, Inc. 11.50% 2003........................................    2,000,000       2,100,000
                    WCI Steel, Inc. 10.00% 2004*..........................................    1,500,000       1,511,250
                                                                                                           ------------
                                                                                                              6,498,500
                                                                                                           ------------
                    UTILITIES -- 1.1%
                    Telephone -- 1.1%
                    Millicom International Cellular SA zero coupon 2006(1)................    2,000,000       1,190,000
                                                                                                           ------------
                    TOTAL BONDS & NOTES (cost $104,171,085)...............................                  109,030,438
                                                                                                           ------------

                                             COMMON STOCK -- 0.0%                              SHARES
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.0%
                    Food, Beverage & Tobacco -- 0.0%
                    Smith's Food & Drug Centers, Inc. ....................................        1,505          45,526
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Gaming -- 0.0%
                    Capital Gaming International, Inc.+ ..................................       40,000           1,875
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $156,260)....................................                       47,401
                                                                                                           ------------
                                           PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 1.0%
                    Forest Products -- 1.0%
                    SDW Holdings Corp. (cost $950,530)*(3)................................       37,000       1,091,500
                                                                                                           ------------

---------------------

                                                                     (UNAUDITED)

                                              WARRANTS -- 0.1%+
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.0%
                    Household Products -- 0.0%
                    Chattem, Inc..........................................................        1,000    $      3,375
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Cable -- 0.0%
                    United International Holdings, Inc....................................        1,750           4,375
                    Gaming -- 0.0%
                    Fitzgerald Gaming Corp.*(3)...........................................        2,000          20,000
                                                                                                           -------------
                                                                                                                 24,375
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.1%
                    Telecommunications -- 0.1%
                    Hyperion Telecommunications, Inc.*....................................        2,500          68,750
                                                                                                           -------------
                    MATERIALS -- 0.0%
                    Forest Products -- 0.0%
                    SDW Holdings Corp.*(3)................................................        3,700          48,100
                                                                                                           -------------
                    TOTAL WARRANTS (cost $142,784)........................................                      144,600
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $105,420,658).......................                  110,313,939
                                                                                                           -------------
                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT -- 3.2%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 3.2%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $3,610,000)...................................................   $3,610,000       3,610,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $109,030,658)                                            100.6%                 113,923,939
                    Liabilities in excess of other assets --                          (0.6)                    (694,846)
                                                                                    ------                 -------------
                    NET ASSETS --                                                    100.0%                $113,229,093
                                                                                    ======                 ==============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (3) Fair valued security; see Note 2

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                         BONDS & NOTES -- 85.0%                               AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 3.3%
                    Housing -- 2.7%
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997............     $       800,000     $     816,000
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997*...........             500,000           510,000
                    Retail -- 0.6%
                    Cole National Group, Inc. 9.88% 2006*............................             170,000           172,550
                    K-Mart Corp. 8.38% 2022..........................................             135,000           109,350
                                                                                                               ------------
                                                                                                                  1,607,900
                                                                                                               ------------
                    CONSUMER STAPLES  0.9%
                    Food, Beverage & Tobacco -- 0.1%
                    International Home Foods, Inc. 10.38% 2006*......................              50,000            51,375
                    Household Products -- 0.8%
                    Revlon Worldwide Corp. zero coupon 1998..........................             445,000           384,369
                                                                                                               ------------
                                                                                                                    435,744
                                                                                                               ------------
                    ENERGY -- 0.8%
                    Energy Services -- 0.2%
                    Parker Drilling Corp. 9.75% 2006*................................              80,000            82,900
                    Energy Sources -- 0.6%
                    Flores & Rucks, Inc. 9.75% 2006..................................             115,000           121,038
                    Nuevo Energy Co. 9.50% 2006......................................             175,000           182,000
                                                                                                               ------------
                                                                                                                    385,938
                                                                                                               ------------
                    FINANCE -- 7.6%
                    Financial Services -- 7.5%
                    Alps Series 96-1 12.75% 2006*....................................             150,000           155,437
                    Dillon Read Structured Finance Corp. 6.66% 2010..................              95,164            77,294
                    Dillon Read Structured Finance Corp. 7.60% 2007..................             291,263           262,218
                    First Nationwide Escrow Corp. 10.63% 2003*.......................              65,000            69,550
                    First Nationwide Holdings, Inc. 9.13% 2003*......................              90,000            90,900
                    Homeside, Inc. 11.25% 2003*......................................              40,000            44,600
                    Russia Federation Ministry Finance 3.00% 2003*...................           4,800,000         2,916,000
                    Stone Container Finance Co. 11.50% 2006*.........................              80,000            81,600
                    Insurance -- 0.1%
                    Home Holdings, Inc. 8.63% 2003...................................              95,000            26,600
                                                                                                               ------------
                                                                                                                  3,724,199
                                                                                                               ------------
                    INDUSTRIAL & COMMERCIAL -- 5.9%
                    Aerospace & Military Technology -- 0.3%
                    Jet Equipment Trust 11.79% 2013*.................................             100,000           123,060
                    Business Services -- 2.9%
                    ISP Holdings, Inc. 9.00% 2003*...................................             165,000           168,506
                    Norcal Waste Systems, Inc. zero coupon 2005(2)...................             215,000           236,500
                    Tevecap SA 12.63% 2004...........................................           1,000,000         1,026,250
                    Electrical Equipment -- 0.2%
                    Digital Equipment Corp. 8.63% 2012...............................              85,000            84,945

---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 2.0%
                    Iochpe Maxion SA 12.38% 2002.....................................     $       500,000     $     487,500
                    Iochpe Maxion SA 12.38% 2002*....................................             500,000           487,500
                    Transportation -- 0.5%
                    Southland Corp. 5.00% 2003.......................................             295,000           242,638
                                                                                                               ------------
                                                                                                                  2,856,899
                                                                                                               ------------
                    INFORMATION & ENTERTAINMENT -- 7.3%
                    Broadcasting & Media -- 2.6%
                    Comcast Corp. 9.38% 2005.........................................             255,000           263,925
                    Grupo Televisa SA de CV zero coupon 2008(2)......................             950,000           621,062
                    Marvel Parent Holdings, Inc. zero coupon 1998....................             150,000            22,500
                    Viacom, Inc. 8.00% 2006..........................................             385,000           373,423
                    Cable -- 2.8%
                    Cablevision Systems Corp. 9.25% 2005.............................             150,000           146,625
                    Cablevision Systems Corp. 9.88% 2006.............................             205,000           206,025
                    Echostar Satellite Broadcasting Corp. zero coupon 2004*(2).......             355,000           269,800
                    Marcus Cable Co. L.P. zero coupon 2005(2)........................             285,000           195,225
                    Rogers Cablesystems Ltd. 10.00% 2005(2)..........................             295,000           314,913
                    Telewest PLC zero coupon 2007(2).................................             385,000           260,838
                    Gaming -- 0.5%
                    Grand Casino, Inc. 10.13% 2003...................................             180,000           181,350
                    Station Casinos, Inc. 9.63% 2003.................................              70,000            68,250
                    Leisure & Tourism -- 1.4%
                    Boyd Gaming Corp. 9.25% 2003.....................................             140,000           136,675
                    Courtyard Marriott Ltd. 10.75% 2008..............................             175,000           184,844
                    Host Marriott Corp. Acquisition Properties, Inc. 9.00% 2007......             180,000           180,000
                    Host Marriott Travel Plazas 9.50% 2005...........................             180,000           185,400
                                                                                                               ------------
                                                                                                                  3,610,855
                                                                                                               ------------
                    INFORMATION TECHNOLOGY -- 7.3%
                    Cellular -- 0.8%
                    Comcast Cellular Corp. zero coupon 2000..........................             390,000           281,775
                    Rogers Communications, Inc. 9.125% 2006..........................              90,000            89,100
                    Electronics -- 0.4%
                    Advanced Micro Devices, Inc. 11.00% 2003.........................             200,000           217,000
                    Paging -- 0.4%
                    Paging Network, Inc. 10.00% 2008*................................             100,000           100,000
                    Paging Network, Inc. 10.13% 2007.................................              80,000            80,200
                    Telecommunications -- 5.7%
                    Brooks Fiber Properties, Inc. zero coupon 2006(2)................             325,000           212,875
                    Brooks Fiber Properties, Inc. zero coupon 2006*(2)...............             110,000            69,437
                    Comtel Brasileira Ltd. 10.75% 2004*..............................           1,050,000         1,085,700
                    Dial Callable Communications, Inc. zero coupon 2004(2)...........             600,000           417,000
                    IXC Communications, Inc. 12.50% 2005.............................             170,000           183,600
                    Lenfest Communications, Inc. 8.38% 2005..........................             310,000           299,925
                    MFS Communications, Inc. zero coupon 2006(2).....................             505,000           366,125
                    TCI Communications, Inc. 7.88% 2026..............................             205,000           182,803
                                                                                                               ------------
                                                                                                                  3,585,540
                                                                                                               ------------
                    MATERIALS -- 6.4%
                    Forest Products -- 2.7%
                    Gaylord Container Corp. 11.50% 2001..............................             250,000           266,250

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products (continued)
                    Gaylord Container Corp. 12.75% 2005..............................     $        40,000     $      43,800
                    Grupo International Durango SA de CV 12.63% 2003.................             500,000           541,250
                    Owens Illinois, Inc. 11.00% 2003.................................             190,000           210,188
                    S.D. Warren Co. 12.00% 2004......................................             135,000           141,750
                    TLC Beatrice International Holdings, Inc. 11.50% 2005............             130,000           136,662
                    Metals & Minerals -- 3.7%
                    Tolmex SA de CV 8.38% 2003.......................................           2,000,000         1,810,000
                    United States Can Corp. 10.13% 2006..............................              25,000            26,125
                                                                                                               ------------
                                                                                                                  3,176,025
                                                                                                               ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 38.0%
                    Foreign Government -- 38.0%
                    Federative Republic of Brazil 4.50% 2014(3)(4)...................           2,478,082         1,809,000
                    Jamaica Government Bonds 12.00% 1999.............................           2,000,000         2,000,000
                    Republic of Argentina 8.38% 2003.................................           1,500,000         1,400,625
                    Republic of Argentina 11.00% 2006................................           1,000,000         1,043,750
                    Republic of Bulgaria 2.25% 2028(3)...............................           2,500,000           917,175
                    Republic of Bulgaria. 6.69% 2028(3)..............................           1,000,000           544,370
                    Republic of Ecuador 3.00 2015(3).................................           2,273,389         1,369,716
                    Republic of Panama 3.50% 2014(3).................................           1,250,000           854,688
                    Republic of Philippines 6.44% 2009(3)............................           1,600,000         1,552,000
                    Republic of Venezuela 6.44% 2020(3)..............................             500,000           403,125
                    Republic of Venezuela 6.63% 2007(3)..............................           4,250,000         3,708,125
                    United Mexican States 11.38% 2016................................           3,000,000         3,108,750
                                                                                                               ------------
                                                                                                                 18,711,324
                                                                                                               ------------
                    UTILITIES -- 7.5%
                    Electric Utilities -- 3.6%
                    Cleveland Electric Illuminating Co. 8.38% 2011...................              25,000            24,136
                    Cleveland Electric Illuminating Co. 9.50% 2005...................             250,000           270,363
                    Hidroelectrica Piedra Aguila 10.63% 2001*........................           1,300,000         1,345,500
                    Midland Cogeneration 10.33% 2002.................................             104,735           111,281
                    Midland Cogeneration, Series C-91 10.33% 2002....................              18,012            19,138
                    Midland Funding Corp. 11.75% 2005................................              40,000            44,453
                    Gas & Pipeline Utilities -- 3.3%
                    Bridas Corp. 12.50% 1999.........................................           1,500,000         1,599,375
                    Telephone -- 0.6%
                    Occidente Y Caribe Celular SA zero coupon 2004*(2)(5)............             400,000           203,000
                    Philippine Long Distance Telephone 9.25% 2006....................             100,000           108,937
                                                                                                               ------------
                                                                                                                  3,726,183
                                                                                                               ------------
                    TOTAL BONDS & NOTES (cost $38,907,783)...........................                            41,820,607
                                                                                                               ------------

                                         PREFERRED STOCK -- 1.5%                              SHARES
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 0.2%
                    Medical Products -- 0.2%
                    Fresenius Medical Care...........................................                  90            91,602
                                                                                                               ------------

---------------------

                                                                     (UNAUDITED)

                                       PREFERRED STOCK (continued)                            SHARES              VALUE
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.3%
                    Broadcasting & Media -- 1.3%
                    TCI Pacific Communications, Inc..................................               1,830     $     160,811
                    Time Warner, Inc. Series M.......................................                 423           461,070
                                                                                                               ------------
                                                                                                                    621,881
                                                                                                               ------------
                    TOTAL PREFERRED STOCK (cost $675,514)............................                               713,483
                                                                                                               ------------
                                            WARRANTS -- 0.0%+                                 SHARES              VALUE
                    --------------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                    Foreign Government -- 0.0%
                    Republic of Venezuela (cost $0)..................................               3,570                 0
                                                                                                               ------------
                                         LOAN AGREEMENT -- 1.0%
                    --------------------------------------------------------------------------------------------------------
                    LOAN AGREEMENT -- 1.0%
                    Russia BFEA Loan Agreement++ (cost $485,250).....................             600,000           470,250
                                                                                                               ------------
                    TOTAL INVESTMENT SECURITIES (cost $40,068,547)...................                            43,004,340
                                                                                                               ------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                       SHORT-TERM SECURITIES--3.4%                        LOCAL CURRENCY
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 3.4%
                    Banamex Pagare 14.52% due 10/23/97...............................       MXN 6,446,250           648,875
                    Empresas La Moderna 10.25% due 11/12/97..........................           1,000,000         1,023,750
                                                                                                               ------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,707,090)....................                             1,672,625
                                                                                                               ------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                      REPURCHASE AGREEMENT -- 8.5%
                    --------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.5%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.00% dated 11/29/96 to be repurchased 12/02/96 in the amount of $4,208,402 and collateralized by $4,225,000 U.S. Treasury
                      Notes 6.00% due 9/30/98 (cost $4,207,000)......................     $     4,207,000     $   4,207,000
                                                                                                               ------------
                    TOTAL INVESTMENTS --
                      (cost $45,982,637)                                         99.3%                           48,883,965
                    Other assets less liabilities --                              0.7                               320,532
                                                                               ------                          ------------
                    NET ASSETS --                                               100.0%                        $  49,204,497
                                                                               ======                          ============

              -----------------------------

               +  Non-income producing securities

              ++  Security in default

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (3) Variable rate security; rate as of November 30, 1996

              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              (5) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              MXN Mexican Peso

              Allocation of net assets by country as of November 30, 1996:

                    United States                27.8%
                    Mexico                       15.8
                    Brazil                       12.6
                    Argentina                    11.0
                    Venezuela                     8.4
                    Russia                        6.8
                    Jamaica                       4.1
                    Philippines                   3.4
                    Bulgaria                      3.0
                    Ecuador                       2.8
                    Panama                        1.7
                    Canada                        1.0
                    United Kingdom                0.5
                    Colombia                      0.4

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 71.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.2%
                    Apparel & Textiles -- 1.1%
                    NIKE, Inc. ............................................................        2,000    $   113,750
                    Automotive -- 2.0%
                    General Motors Corp. ..................................................        2,000        115,250
                    Harley-Davidson, Inc. .................................................        2,000         88,750
                    Retail -- 2.1%
                    Federated Department Stores, Inc.+.....................................        1,600         54,600
                    Payless Shoesource, Inc.+..............................................        2,000         78,250
                    Saks Holdings, Inc. ...................................................          300          9,750
                    Wal-Mart Stores, Inc. .................................................        3,000         76,500
                                                                                                            -------------
                                                                                                                536,850
                                                                                                            -------------
                    CONSUMER STAPLES -- 4.9%
                    Food, Beverage & Tobacco -- 2.9%
                    Consolidated Cigar Holdings, Inc.+.....................................        7,000        170,625
                    Seagram Co., Ltd. .....................................................        3,000        122,625
                    Household Products -- 2.0%
                    Nu Skin Asia Pacific, Inc.+............................................          500         14,812
                    Samsonite Corp. .......................................................        5,000        189,375
                                                                                                            -------------
                                                                                                                497,437
                                                                                                            -------------
                    ENERGY -- 3.9%
                    Energy Services -- 2.1%
                    Benton Oil & Gas Co.+..................................................        2,000         51,000
                    Burlington Resources, Inc. ............................................        1,100         58,300
                    Mobil Corp. ...........................................................          450         54,450
                    Royal Dutch Petroleum Co. ADR..........................................          300         50,963
                    Energy Sources -- 1.8%
                    Enron Corp. ...........................................................        2,000         91,500
                    McDermott International, Inc. .........................................        5,000         88,750
                                                                                                            -------------
                                                                                                                394,963
                                                                                                            -------------
                    FINANCE -- 9.5%
                    Banks -- 2.6%
                    Chase Manhattan Corp. .................................................          400         37,800
                    Fifth Third Bancorp....................................................        2,000        140,000
                    Summit Bancorp.........................................................        2,000         89,750
                    Financial Services -- 4.0%
                    Alex Brown, Inc. ......................................................          750         45,094
                    Capital One Financial Corp. ...........................................        3,000        108,375
                    Dean Witter, Discover & Co. ...........................................          570         38,974
                    Federal National Mortgage Association..................................        3,000        123,750
                    Morgan Stanley Group, Inc. ............................................        1,500         90,187

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- (continued)
                    Insurance -- 2.9%
                    Aetna, Inc. ...........................................................          529    $    38,154
                    Allstate Corp. ........................................................        3,000        180,750
                    Equitable Cos., Inc. ..................................................        3,000         74,250
                                                                                                            -------------
                                                                                                                967,084
                                                                                                            -------------
                    HEALTHCARE -- 13.4%
                    Drugs -- 8.2%
                    American Home Products Corp. ..........................................        1,500         96,375
                    Biogen, Inc.+..........................................................        2,000         76,500
                    Bristol-Myers Squibb Co. ..............................................        1,000        113,750
                    Glaxo Wellcome PLC ADR.................................................        3,000         98,625
                    Ligand Pharmaceuticals, Inc.+..........................................       10,000        120,625
                    Lilly (Eli) & Co. .....................................................        1,000         76,500
                    Merck & Co., Inc. .....................................................        1,000         83,000
                    Schering-Plough Corp. .................................................          750         53,437
                    Teva Pharmaceutical Industries Ltd. ADR................................          950         43,938
                    Warner-Lambert Co. ....................................................        1,000         71,500
                    Health Services -- 1.0%
                    Advanced Health Corp.+.................................................        5,000         71,250
                    Chiron Corp.+..........................................................        1,400         27,125
                    Medical Products -- 4.2%
                    Allegiance Corp. ......................................................          600         13,575
                    Allergan, Inc. ........................................................        2,000         64,250
                    Baxter International, Inc. ............................................        3,000        127,500
                    Johnson & Johnson Co. .................................................        1,000         53,125
                    Medtronic, Inc. .......................................................        1,000         66,125
                    Nitinol Medical Technologies, Inc.+....................................        5,000         54,375
                    Pfizer, Inc. ..........................................................          600         53,775
                                                                                                            -------------
                                                                                                              1,365,350
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 6.6%
                    Aerospace & Military Technology -- 3.3%
                    Boeing Co. ............................................................        1,000         99,375
                    United Technologies Corp. .............................................        1,700        238,425
                    Business Services -- 0.4%
                    Forrester Research, Inc.+..............................................          500         10,687
                    NCO Group, Inc+........................................................        2,000         34,250
                    Electrical Equipment -- 0.4%
                    General Electric Co. ..................................................          400         41,600
                    Machinery -- 1.2%
                    Caterpillar, Inc. .....................................................        1,000         79,125
                    Deere & Co. ...........................................................        1,000         44,625
                    Multi-Industry -- 1.3%
                    Rockwell International Corp. ..........................................        2,000        128,500
                                                                                                            -------------
                                                                                                                676,587
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 3.5%
                    Broadcasting & Media -- 1.2%
                    Cox Radio, Inc.+.......................................................        1,000         17,500
                    Mecklermedia Corp.+....................................................        5,000        101,250

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- (continued)
                    Leisure & Tourism -- 2.3%
                    Callaway Golf Co. .....................................................        2,000    $    60,750
                    Carnival Corp. ........................................................        3,000         94,875
                    MGM Grand, Inc.+.......................................................        1,000         38,625
                    Sun International Hotels Ltd.+.........................................          875         43,422
                                                                                                            -------------
                                                                                                                356,422
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 14.0%
                    Communication Equipment -- 0.9%
                    Ericsson (L.M.) Telephone Co. ADR......................................        1,870         57,736
                    Lason Holdings, Inc. ..................................................        2,000         39,000
                    Computers & Business Equipment -- 2.3%
                    Hewlett-Packard Co. ...................................................          800         43,100
                    International Business Machines Corp. .................................        1,000        159,375
                    International Network Services+........................................        1,000         32,000
                    Electronics -- 3.9%
                    Cymer, Inc.+...........................................................        5,000        166,250
                    Intel Corp. ...........................................................        1,000        126,875
                    Nokia Corp. ADR........................................................        1,000         56,125
                    Perkin-Elmer Corp. ....................................................          800         49,300
                    Software -- 3.4%
                    Cisco Systems, Inc.+...................................................          820         55,658
                    Computer Associates International, Inc. ...............................        2,000        131,500
                    Microsoft Corp.+.......................................................        1,000        156,875
                    Telecommunications -- 3.5%
                    Deutsche Telekom AG ADR................................................        2,000         42,750
                    LCC International, Inc.+...............................................        1,000         16,000
                    Lucent Technologies, Inc. .............................................        3,324        170,355
                    Orckit Communications, Ltd.+...........................................        1,000         11,250
                    WorldCom, Inc.+........................................................        5,000        115,625
                                                                                                            -------------
                                                                                                              1,429,774
                                                                                                            -------------
                    MATERIALS -- 8.6%
                    Chemicals -- 0.8%
                    Olin Corp. ............................................................        2,000         79,750
                    Metals & Minerals -- 1.4%
                    Dal-Tile International, Inc.+..........................................        7,000        148,750
                    Paper Products -- 6.4%
                    Champion International Corp. ..........................................        2,500        107,500
                    Georgia-Pacific Corp. .................................................        2,000        145,500
                    International Paper Co. ...............................................        2,000         85,000
                    Union Camp Corp. ......................................................        3,000        147,375
                    Willamette Industries, Inc. ...........................................        2,500        170,000
                                                                                                            -------------
                                                                                                                883,875
                                                                                                            -------------
                    REAL ESTATE -- 0.6%
                    Real Estate Investment Trusts -- 0.6%
                    Innkeepers USA Trust...................................................        5,000         62,500
                                                                                                            -------------
                    UTILITIES -- 0.9%
                    Telephone -- 0.9%
                    AT&T Corp. ............................................................        1,000         39,250

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- (continued)
                    GTE Corp. .............................................................        1,200    $    53,850
                                                                                                            -------------
                                                                                                                 93,100
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $6,463,041)...................................                   7,263,942
                                                                                                            -------------
                                            PREFERRED STOCK -- 0.7%                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.0%
                    Insurance -- 0.0%
                    Aetna, Inc.............................................................           59          4,381
                    INFORMATION & ENTERTAINMENT -- 0.7%
                    Broadcasting & Media -- 0.7%
                    Multicanal Participacoes SA ADR........................................        5,000         70,625
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $81,978)...................................                      75,006
                                                                                                            -------------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 10.2%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 10.2%
                    U.S. Treasury Notes -- 10.2%
                    6.50% United States Treasury Notes 2001................................   $  250,000        256,603
                    6.50% United States Treasury Notes 2006................................      250,000        258,202
                    6.88% United States Treasury Notes 2006................................      500,000        528,435
                                                                                                            -------------
                    TOTAL BONDS & NOTES (cost $1,014,361)..................................                   1,043,240
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $7,559,380)..........................                   8,382,188
                                                                                                            -------------
                                                       REPURCHASE AGREEMENT -- 15.7%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 15.7%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $1,605,000)....................................................    1,605,000      1,605,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $9,164,380)                                               97.7%                   9,987,188
                    Other assets less liabilities --                                   2.3                      236,606
                                                                                     ------                 -------------
                    NET ASSETS --                                                    100.0%                 $10,223,794
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 57.3%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.9%
                    Apparel & Textiles -- 1.0%
                    NIKE, Inc. ............................................................       12,000    $   682,500
                    Automotive -- 0.4%
                    Lear Corp.+............................................................        8,100        290,588
                    Retail -- 4.5%
                    CVS Corp. .............................................................       12,800        526,400
                    Home Depot, Inc. ......................................................       10,000        521,250
                    Office Depot, Inc.+....................................................        2,000         39,000
                    PetSmart, Inc.+........................................................       15,400        392,700
                    Safeway, Inc.+.........................................................       16,500        670,312
                    Staples, Inc. +........................................................       20,000        395,000
                    TJX Cos., Inc. ........................................................       13,300        600,163
                                                                                                            ------------
                                                                                                              4,117,913
                                                                                                            ------------
                    CONSUMER STAPLES -- 4.8%
                    Food, Beverage & Tobacco -- 2.3%
                    Campbell Soup Co. .....................................................        4,000        330,500
                    Coca-Cola Co. .........................................................       12,000        613,500
                    PepsiCo, Inc. .........................................................       22,000        657,250
                    Household Products -- 2.5%
                    Colgate-Palmolive Co. .................................................        4,000        370,500
                    Gillette Co. ..........................................................        8,700        641,625
                    Procter & Gamble Co. ..................................................        7,000        761,250
                                                                                                            ------------
                                                                                                              3,374,625
                                                                                                            ------------
                    ENERGY -- 6.8%
                    Energy Services -- 4.1%
                    Baker Hughes, Inc. ....................................................       16,600        607,975
                    British Petroleum Co. PLC ADR..........................................        2,000        277,500
                    Chevron Corp. .........................................................       10,000        670,000
                    Halliburton Co. .......................................................        5,000        301,250
                    Royal Dutch Petroleum Co. ADR..........................................        4,000        679,500
                    Schlumberger Ltd. .....................................................        3,000        312,000
                    Energy Sources -- 2.7%
                    Anadarko Petroleum Corp. ..............................................        3,000        200,625
                    Apache Corp. ..........................................................        9,000        327,375
                    Enron Oil & Gas Co. ...................................................       10,000        266,250
                    ENSCO International, Inc.+.............................................       12,500        548,437
                    Noble Affiliates, Inc. ................................................       12,000        565,500
                                                                                                            ------------
                                                                                                              4,756,412
                                                                                                            ------------
                    FINANCE -- 9.0%
                    Banks -- 1.9%
                    BankAmerica Corp. .....................................................        4,400        453,200
                    Chase Manhattan Corp. .................................................        4,000        378,000
                    Citicorp...............................................................        3,500        382,375
                    Mellon Bank Corp. .....................................................        1,850        133,663

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 3.9%
                    Donaldson Lufkin & Jenrette, Inc. .....................................        2,500    $    89,063
                    First Data Corp. ......................................................       14,000        558,250
                    First USA, Inc. .......................................................       21,400        703,525
                    MBNA Corp. ............................................................        5,000        201,875
                    Price (T. Rowe) Associates, Inc. ......................................        9,450        341,381
                    Travelers Group, Inc. .................................................       17,867        804,000
                    Insurance -- 3.2%
                    Allstate Corp. ........................................................       13,500        813,375
                    American International Group, Inc. ....................................        4,000        460,000
                    Conseco, Inc. .........................................................        7,000        391,125
                    Marsh & McLennan Cos. .................................................        3,000        340,125
                    MGIC Investment Corp. .................................................        3,500        262,062
                                                                                                            ------------
                                                                                                              6,312,019
                                                                                                            ------------
                    HEALTHCARE -- 7.3%
                    Drugs -- 4.1%
                    American Home Products Corp. ..........................................        7,000        449,750
                    Amgen, Inc.+...........................................................        5,000        304,375
                    Bristol-Myers Squibb Co. ..............................................        3,000        341,250
                    Merck & Co., Inc. .....................................................       10,000        830,000
                    Pfizer, Inc. ..........................................................       10,000        896,250
                    Health Services -- 1.0%
                    Columbia/HCA Healthcare Corp. .........................................       18,000        720,000
                    Medical Products -- 2.2%
                    Abbott Laboratories, Inc. .............................................        2,500        139,375
                    Boston Scientific Corp.+...............................................        6,000        350,250
                    Johnson & Johnson Co. .................................................        6,000        318,750
                    Medtronic, Inc. .......................................................       11,200        740,600
                                                                                                            ------------
                                                                                                              5,090,600
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 8.7%
                    Aerospace & Military Technology -- 2.5%
                    AlliedSignal, Inc. ....................................................        5,000        366,250
                    Boeing Co. ............................................................        7,000        695,625
                    United Technologies Corp. .............................................        5,000        701,250
                    Business Services -- 2.1%
                    Cognizant Corp.+.......................................................       12,000        414,000
                    Corrections Corporation America+.......................................       10,000        248,750
                    Philip Environmental, Inc.+............................................       10,000        130,000
                    Republic Industries, Inc.+.............................................        5,500        183,563
                    USA Waste Services, Inc.+..............................................       14,690        473,752
                    Electrical Equipment -- 2.3%
                    General Electric Co. ..................................................       14,000      1,456,000
                    Westinghouse Electric Corp. ...........................................       10,000        187,500
                    Machinery -- 1.2%
                    Deere & Co. ...........................................................        9,000        401,625
                    Dover Corp. ...........................................................        8,100        432,337
                    Transportation -- 0.6%
                    Tidewater, Inc. .......................................................        9,000        393,750
                                                                                                            ------------
                                                                                                              6,084,402
                                                                                                            ------------

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.8%
                    Broadcasting & Media -- 0.2%
                    New York Times Co. ....................................................        4,000    $   149,500
                    Leisure & Tourism -- 1.6%
                    Disney (Walt) Co. .....................................................        5,300        390,875
                    HFS, Inc.+.............................................................        1,300         84,175
                    Hilton Hotels Corp. ...................................................       10,000        292,500
                    Marriott International, Inc. ..........................................        7,000        390,250
                                                                                                            ------------
                                                                                                              1,307,300
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 10.6%
                    Computers & Business Equipment -- 4.3%
                    3Com Corp.+............................................................       10,000        751,250
                    Honeywell, Inc. .......................................................        6,000        411,750
                    International Business Machines Corp. .................................        7,500      1,195,312
                    Sun Microsystems, Inc.+................................................       11,000        640,750
                    Electronics -- 2.0%
                    Intel Corp. ...........................................................        8,500      1,078,438
                    Micron Technology, Inc. ...............................................        4,000        132,500
                    Newbridge Networks Corp.+..............................................        7,400        220,150
                    Software -- 4.1%
                    Cisco Systems, Inc. ...................................................       20,000      1,357,500
                    Computer Associates International, Inc. ...............................       10,500        690,375
                    GT Interactive Software Corp.+.........................................        7,000         82,250
                    Oracle Systems Corp.+..................................................       15,000        735,000
                    Telecommunications -- 0.2%
                    Deutsche Telekom ADR+..................................................        5,800        123,975
                                                                                                            ------------
                                                                                                              7,419,250
                                                                                                            ------------
                    MATERIALS -- 1.4%
                    Chemicals -- 1.4%
                    duPont (EI) de Nemours & Co. ..........................................        2,000        188,500
                    Monsanto Co. ..........................................................       20,000        795,000
                                                                                                            ------------
                                                                                                                983,500
                                                                                                            ------------
                    UTILITIES -- 1.0%
                    Gas & Pipeline Utilities -- 1.0%
                    Consolidated Natural Gas Co. ..........................................        5,300        302,763
                    Transocean Offshore, Inc. .............................................        6,250        376,562
                                                                                                            ------------
                                                                                                                679,325
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $34,817,817)..................................                  40,125,346
                                                                                                            ------------

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 35.6%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 4.9%
                    Financial Services -- 4.9%
                    Airplane Pass Through Trust 10.88% 2019................................   $  100,000        111,500
                    Astra Over Seas Finance BV 8.75% 2003*.................................      115,000        116,725
                    CS First Boston Mortgage Securities Corp. CMO 7.18% 2027...............      300,000        302,250
                    DLJ Mortgage Acceptance Corp. 7.58% 2028*..............................      100,000        105,078
                    Fleetwood Credit Grantor Trust 6.90% 2012..............................       96,278         98,016
                    GE Capital Mortgage Services, Inc. 7.25% 2026(1).......................      298,675        295,259
                    Merrill Lynch Mortgage Investors, Inc. zero coupon 2025................      250,000        252,695
                    Merrill Lynch Mortgage Investors, Inc. 7.42% 2026......................      100,000        103,086

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Nationslink Funding Corp. CMO 7.69% 2005...............................   $  250,000    $   262,148
                    Residential Asset Securitization Trust 8.00% 2026(1)...................      293,755        302,146
                    Residential Funding Mortgage Securities 6.75% 2011(1)..................      292,370        284,695
                    Residential Funding Mortgage Securities 7.10% 2026.....................      200,000        195,625
                    Residential Funding Mortgage Securities 7.25% 2026.....................      298,105        295,310
                    Resolution Trust Corp. 6.80% 2027......................................      192,469        189,852
                    Structured Asset Securities Corp. 6.53% 2028...........................      100,000         99,016
                    Structured Asset Securities Corp. 7.00% 2026(1)........................      300,000        299,438
                    Structured Asset Securities Corp. 7.38% 2024...........................      140,000        141,028
                                                                                                            ------------
                                                                                                              3,453,867
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.3%
                    Electronics -- 0.3%
                    ADT Operations, Inc. zero coupon 2010..................................      400,000        236,500
                                                                                                            ------------
                    MATERIALS -- 0.1%
                    Forest Products -- 0.1%
                    Buckeye Cellulose Corp. 9.25% 2008.....................................      100,000        103,000
                                                                                                            ------------
                    MUNICIPAL BONDS -- 1.3%
                    Municipal Bonds -- 1.3%
                    Dade County Florida Educational Facilities Authority Revenue 5.75%
                      2020.................................................................       40,000         40,884
                    Kern County California Pension Obligation 7.26% 2014...................       50,000         51,506
                    Long Beach California Pension Obligation 6.87% 2006....................       30,000         30,378
                    Miami Beach Florida Special Obligation 8.60% 2021......................      100,000        110,035
                    Newport News 7.05% 2025................................................      250,000        244,298
                    Orange County California Pension Obligation 7.62% 2008.................      160,000        169,811
                    San Bernardino County California Financing Authority 6.87% 2008........       15,000         15,251
                    San Bernardino County California Financing Authority 6.94% 2009........       35,000         35,616
                    University Miami Florida Exchange Revenue 7.65% 2020...................      145,000        146,950
                    Ventura County California Pension 6.54% 2005...........................       30,000         29,601
                                                                                                            ------------
                                                                                                                874,330
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Foreign Government -- 1.3%
                    Federative Republic of Brazil 5.00% 2024(2)............................      150,000         95,437
                    Federative Republic of Brazil 6.50% 2024(2)............................      150,000        114,000
                    Republic of Argentina 5.25% 2023(2)....................................      250,000        157,500
                    Republic of Argentina 6.44% 2023(2)....................................      200,000        151,750
                    Republic of Colombia 9.00% 1997........................................      300,000        303,000
                    United Mexican States 7.56% 2001*......................................      100,000        100,163
                                                                                                            ------------
                                                                                                                921,850
                                                                                                            ------------
                    REAL ESTATE -- 0.4%
                    Real Estate Companies -- 0.4%
                    Green Tree Financial Corp. 7.40% 2026..................................      125,000        128,398
                    Green Tree Financial Corp. 7.60% 2027..................................      125,000        127,217
                                                                                                            ------------
                                                                                                                255,615
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 27.3%
                    U.S. Government & Agencies -- 27.3%
                    Government National Mortgage Association 6.50% 2023....................      271,860        265,914
                    Government National Mortgage Association 6.50% 2026....................      336,804        327,434
                    United States Treasury Bonds 6.00% 2026................................      335,000        315,895
                    United States Treasury Bonds 7.63% 2025................................      150,000        172,429

---------------------

                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    U.S. Government & Agencies (continued)
                    United States Treasury Notes 5.75% 2000................................   $  350,000    $   349,563
                    United States Treasury Notes 5.88% 2001................................    5,800,000      5,809,976
                    United States Treasury Notes 6.50% 2005................................    1,450,000      1,493,949
                    United States Treasury Notes 6.50% 2006................................    6,695,000      6,914,663
                    United States Treasury Notes 6.75% 2000................................    1,200,000      1,236,564
                    United States Treasury Notes 6.88% 2000................................      450,000        465,327
                    United States Treasury Notes 7.13% 2000................................      150,000        156,093
                    United States Treasury Notes 7.50% 2005................................      850,000        930,087
                    United States Treasury Notes 7.88% 2004................................      600,000        669,750
                                                                                                            ------------
                                                                                                             19,107,644
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $24,394,080).................................                  24,952,806
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $59,211,897).........................                  65,078,152
                                                                                                            ------------
                                        SHORT-TERM SECURITIES -- 15.0%
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.2%
                    Abbott Labatories 5.25% due 12/4/96....................................    1,975,000      1,974,136
                    AlliedSignal, Inc. 5.25% due 12/2/96...................................    1,500,000      1,499,781
                    Assets Securitization Cooperative 5.27% due 12/5/96....................      550,000        549,678
                    Ciesco L.P. 5.25% due 12/2/96..........................................      220,000        219,968
                    Donnelley(R.R.) & Sons Co. 5.27% due 12/9/96...........................    1,000,000        998,829
                    General Electric Capital Corp. 5.28% due 1/8/97........................    1,045,000      1,039,176
                    General Reinsurance Corp. 5.27% due 12/24/96...........................    1,000,000        996,633
                    Kimberly-Clark Corp. 5.24% due 12/17/96................................      300,000        299,301
                    McKenna Triangle National Corp. 5.26% due 12/19/96.....................      645,000        643,304
                    Receivables Capital Corp. 5.29% due 12/2/96............................    1,000,000        999,853
                                                                                                            ------------
                                                                                                              9,220,659
                                                                                                            ------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.5%
                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/2/96............      135,000        134,979
                    Federal National Mortgage Association 5.23% due 12/20/96...............      920,000        917,460
                                                                                                            ------------
                                                                                                              1,052,439
                                                                                                            ------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.86% due 2/6/97..........................      210,000        207,975
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,481,199).........................                  10,481,073
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $69,693,096)                                             107.9%                  75,559,225
                    Liabilities in excess of other assets --                          (7.9)                  (5,538,667)
                                                                                    -------                 ------------
                    NET ASSETS --                                                    100.0%                 $70,020,558
                                                                                    =======                 ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate securities; rate as of November 30, 1996

              CMO -- Collateralized Mortgage Obligation

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO         INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 58.3%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 10.6%
                    Apparel & Textiles -- 1.5%
                    Fruit Of The Loom, Inc.+.............................................       132,600    $  4,723,875
                    Automotive -- 3.7%
                    Auto Desk, Inc. .....................................................        63,700       1,783,600
                    Ford Motor Co. ......................................................       135,200       4,427,800
                    Goodyear Tire & Rubber Co. ..........................................       114,300       5,543,550
                    Housing -- 1.9%
                    Centex Corp. ........................................................        67,600       2,433,600
                    Lennar Corp. ........................................................       132,200       3,437,200
                    Retail -- 3.5%
                    Fleming Cos., Inc. ..................................................       238,000       3,897,250
                    Penney (J.C.) Co, Inc. ..............................................        71,600       3,848,500
                    Sears, Roebuck & Co. ................................................        69,100       3,437,725
                                                                                                           ------------
                                                                                                             33,533,100
                                                                                                           ------------
                    CONSUMER STAPLES -- 6.3%
                    Food, Beverage & Tobacco -- 4.0%
                    Chiquita Brands International, Inc. .................................       196,900       2,608,925
                    Philip Morris Cos., Inc. ............................................        53,900       5,558,437
                    RJR Nabisco Holdings Corp. ..........................................        64,240       2,055,680
                    Supervalu, Inc. .....................................................        78,200       2,316,675
                    Household Products -- 2.3%
                    Sunbeam Corp. .......................................................       134,200       3,707,275
                    Unilever NV..........................................................        20,300       3,514,438
                                                                                                           ------------
                                                                                                             19,761,430
                                                                                                           ------------
                    ENERGY -- 6.2%
                    Energy Services -- 4.5%
                    Ashland, Inc. .......................................................        62,100       2,980,800
                    CMS Energy Corp. ....................................................        43,500       1,413,750
                    Texaco, Inc. ........................................................        47,600       4,718,350
                    Tosco Corp. .........................................................        67,800       5,161,275
                    Energy Sources -- 1.7%
                    Atlantic Richfield Co. ..............................................        39,000       5,425,875
                                                                                                           ------------
                                                                                                             19,700,050
                                                                                                           ------------
                    FINANCE -- 12.6%
                    Banks -- 4.4%
                    BankAmerica Corp. ...................................................        48,500       4,995,500
                    Chase Manhattan Corp. ...............................................        22,200       2,097,900
                    NationsBank Corp. ...................................................        42,900       4,445,512
                    Republic New York Corp. .............................................        27,000       2,382,750
                    Financial Services -- 2.3%
                    Dean Witter, Discover & Co. .........................................        80,500       5,504,188
                    Lehman Brothers Holdings, Inc. ......................................        65,000       1,893,125

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 5.9%
                    Aetna, Inc. .........................................................        82,100    $  5,921,462
                    CIGNA Corp. .........................................................        33,800       4,778,475
                    Integon Corp. .......................................................        15,100         290,675
                    Lincoln National Corp. ..............................................        54,100       2,914,638
                    Loews Corp. .........................................................        21,800       2,021,950
                    Partner Residential Holding Corp. ...................................        81,000       2,632,500
                                                                                                           ------------
                                                                                                             39,878,675
                                                                                                           ------------
                    HEALTHCARE -- 2.6%
                    Health Services -- 1.2%
                    Tenet Healthcare Corp.+..............................................       166,300       3,720,963
                    Medical Products -- 1.4%
                    Baxter International, Inc. ..........................................       109,000       4,632,500
                                                                                                           ------------
                                                                                                              8,353,463
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 6.5%
                    Aerospace & Military Technology -- 3.5%
                    Lear Corp.+..........................................................        73,600       2,640,400
                    McDonnell Douglas Corp. .............................................       122,600       6,482,475
                    Northrop Grumman Corp. ..............................................        23,400       1,945,125
                    Transportation -- 3.0%
                    AMR Corp.+...........................................................        32,900       3,002,125
                    Canadian Pacific Ltd. ...............................................       139,500       3,836,250
                    Consolidated Freightways, Inc. ......................................       116,100       2,800,912
                                                                                                           ------------
                                                                                                             20,707,287
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 3.1%
                    Leisure & Tourism -- 3.1%
                    Brunswick Corp. .....................................................       166,200       4,238,100
                    Continental Airlines, Inc. ..........................................       194,400       5,516,100
                                                                                                           ------------
                                                                                                              9,754,200
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 2.3%
                    Electronics -- 2.3%
                    Avnet, Inc. .........................................................        91,600       5,358,600
                    Teradyne, Inc.+......................................................        80,600       1,904,175
                                                                                                           ------------
                                                                                                              7,262,775
                                                                                                           ------------
                    MATERIALS -- 6.4%
                    Chemicals -- 0.9%
                    Geon Co. ............................................................       142,100       2,682,137
                    Forest Products -- 4.4%
                    Georgia-Pacific Corp. ...............................................        59,200       4,306,800
                    Owens Illinois, Inc.+................................................       271,300       5,019,050
                    Stone Container Corp. ...............................................       198,400       3,050,400
                    Universal Corp. .....................................................        52,400       1,506,500
                    Metals & Minerals -- 1.1%
                    AK Steel Holding Corp. ..............................................        92,600       3,530,375
                                                                                                           ------------
                                                                                                             20,095,262
                                                                                                           ------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 1.7%
                    Electric Utilities -- 1.7%
                    Long Island Lighting Co. ............................................       212,700    $  4,227,413
                    Unicom Corp. ........................................................        43,600       1,160,850
                                                                                                           ------------
                                                                                                              5,388,263
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $150,722,326)...............................                   184,434,505
                                                                                                           ------------
                                           PREFERRED STOCK -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.1%
                    Broadcasting & Media -- 0.1%
                    Time Warner, Inc. Series K (cost $252,516)...........................           251         272,492
                                                                                                           ------------
                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 34.9%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.2%
                    Housing -- 0.2%
                    Empresas Ica Sociedad ADS 9.75% 1998.................................   $   310,000         314,030
                    United States Home Corp. 7.95% 2001..................................       405,000         409,050
                                                                                                           ------------
                                                                                                                723,080
                                                                                                           ------------
                    CONSUMER STAPLES -- 0.7%
                    Food, Beverage & Tobacco -- 0.5%
                    Ceval Alimentos 11.13% 2004*.........................................       300,000         303,188
                    Instituto Fomento Industrial 8.38% 2001*.............................       400,000         414,750
                    RJR Nabisco, Inc. 8.00% 2001.........................................       280,000         284,418
                    RJR Nabisco, Inc. 8.63% 2002.........................................       750,000         775,695
                    Household Products -- 0.1%
                    American Standard, Inc. 11.38% 2004..................................       390,000         422,175
                                                                                                           ------------
                                                                                                              2,200,226
                                                                                                           ------------
                    ENERGY -- 0.9%
                    Energy Services -- 0.8%
                    Arkla, Inc. 8.88% 1999...............................................       675,000         715,595
                    Arkla, Inc. 9.20% 1997...............................................       250,000         257,322
                    Oryx Energy Co. 9.50% 1999...........................................       800,000         851,936
                    Tosco Corp. 7.00% 2000...............................................       550,000         561,110
                    YPF Sociedad Anonima 7.50% 2002(1)...................................        96,511          98,287
                    Energy Sources -- 0.1%
                    Empresa Col de Petroleos 7.25% 1998..................................       240,000         242,400
                                                                                                           ------------
                                                                                                              2,726,650
                                                                                                           ------------
                    FINANCE -- 9.5%
                    Banks -- 1.2%
                    Auburn Hills Trust 12.00% 2020.......................................       325,000         502,781
                    Banco Nacional de Comercio Exterior SNC 8.63% 2000*..................       210,000         218,137
                    BankAmerica Corp. 9.75% 2000.........................................       400,000         445,404
                    Continental Bank NA 11.25% 2001......................................       300,000         323,142
                    Continental Bank NA 12.50% 2001......................................       450,000         553,990
                    Corporacion Andina de Fomento 7.25% 1998.............................        20,000          20,258
                    Security Pacific Corp. 11.50% 2000...................................       600,000         708,702
                    Signet Banking Corp. 9.63% 1999......................................       775,000         834,388

---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 8.3%
                    Airplanes Pass Through Trust 8.15% 2019(1)...........................   $   195,000    $    206,944
                    APP International Finance Co BV 10.25% 2000..........................       400,000         412,250
                    APP International Finance Co. BV 10.25% 2000.........................       120,000         122,400
                    Autoflow 1996 A Grantor Trust 7.48% 2002*(1).........................     2,263,987       2,300,069
                    Bear Stearns Mortgage Securities, Inc. 6.75% 2008....................     1,000,959         985,163
                    Case Equipment Loan Trust 7.30% 2002.................................       445,709         453,210
                    Chevy Chase Auto Receivables 5.80% 2002..............................       276,286         275,766
                    Countrywide Funding Corp. 8.43% 1999.................................       450,000         476,861
                    Discover Card Master Trust I 5.60% 2005(2)...........................       510,000         512,387
                    Discover Card Master Trust I 5.73% 2004(2)...........................       300,000         302,529
                    Discover Card Master Trust I 5.76% 2013(2)...........................     2,790,000       2,823,982
                    Discover Card Master Trust I 5.93% 2013(2)...........................     2,000,000       2,015,620
                    Fasco Grantor Trust 6.65% 2001(1)....................................     1,623,765       1,634,675
                    Financiera Energetica Nacional SA 9.38% 2006*........................       310,000         332,866
                    Fingerhut Financial Services 6.45% 2002..............................       920,000         931,785
                    Ford Capital BV 9.38% 1998...........................................       225,000         233,273
                    Ford Capital BV 9.50% 2001...........................................       800,000         898,432
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................       550,000         554,637
                    General Motors Acceptance Corp. 5.63% 2001...........................       750,000         731,580
                    General Motors Acceptance Corp. 7.63% 1998...........................       585,000         598,010
                    Imexsa Export Trust 10.13% 2003*.....................................       300,000         315,225
                    Nacional Financiera 5.88% 1998.......................................       860,000         843,875
                    Nacional Financiera 8.13% 1998.......................................       210,000         210,788
                    Nacional Financiera 8.46% 1998.......................................       600,000         609,285
                    Nacional Financiera 9.00% 1999.......................................        80,000          81,350
                    Nacional Financiera SNC 8.13% 1998*..................................       250,000         250,938
                    Navistar Financial 6.55% 2001........................................       304,626         306,719
                    NWA Trust 8.26% 2006.................................................       258,495         280,777
                    Olympic Financial Ltd. 13.00% 2000...................................       510,000         561,000
                    Premier Auto Trust 4.90% 1998........................................       141,353         140,646
                    Premier Auto Trust 7.85% 1998........................................     1,040,000       1,045,200
                    Resolution Funding Corp. zero coupon 2021............................     1,580,000         313,093
                    Sears Credit Account Master Trust 6.20% 2006.........................       700,000         701,967
                    Sears Credit Account Master Trust 8.10% 2004.........................       700,000         741,776
                    Standard Credit Card Master Trust 6.25% 1998.........................       260,000         260,650
                    Standard Credit Card Master Trust 8.25% 2003.........................     1,010,000       1,094,588
                    Standard Credit Card Master Trust 8.25% 2007.........................     1,610,000       1,789,113
                                                                                                           ------------
                                                                                                             29,956,231
                                                                                                           ------------
                    HEALTHCARE -- 0.1%
                    Health Services -- 0.1%
                    Tenet Healthcare Corp.+ 9.63% 2002...................................       240,000         264,900
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 0.8%
                    Aerospace & Military Technology -- 0.1%
                    Newport News Shipbuilding, Inc. 8.63% 2006*..........................       210,000         214,662
                    Tevecap SA 12.63% 2004*..............................................       200,000         204,060
                    Business Services -- 0.3%
                    Loewen Group International, Inc. 7.75% 2001*.........................       650,000         664,332
                    Multicanal Participacoes SA 12.63% 2004*.............................       200,000         215,000

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 0.4%
                    Tenneco, Inc. 10.00% 1998............................................   $ 1,280,000    $  1,360,986
                                                                                                           ------------
                                                                                                              2,659,040
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 3.1%
                    Broadcasting & Media -- 1.3%
                    CBS 7.75% 1999.......................................................       740,000         748,902
                    Tele-Communications, Inc. 9.65% 2003.................................       375,000         409,500
                    Time Warner, Inc. 7.95% 2000.........................................     2,145,000       2,234,339
                    Time Warner, Inc. 9.63% 2002.........................................       200,000         226,870
                    Viacom International, Inc. 9.13% 1999................................       175,000         179,156
                    Viacom International, Inc. 10.25% 2001...............................       175,000         191,625
                    Cable -- 0.1%
                    Rogers Cablesystems 9.63% 2002.......................................       440,000         460,900
                    Leisure & Tourism -- 1.7%
                    America West Airlines 8.16% 2002.....................................     2,000,000       2,010,000
                    Blockbuster Entertainment Corp. 6.63% 1998...........................       580,000         581,149
                    Continental Airlines Pass Through Trust. 10.22% 2014.................     1,599,671       1,901,821
                    Norwest Airlines Corp. 8.97% 2015....................................       880,000         944,918
                                                                                                           ------------
                                                                                                              9,889,180
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 1.5%
                    Communication Equipment -- 1.0%
                    Cablevision Industries Corp. 10.75% 2002.............................     1,760,000       1,927,042
                    TCI Communications, Inc. 6.28% 2003(1)(2)............................     1,205,000       1,197,469
                    TCI Communications, Inc. 6.46% 2000..................................        95,000          94,645
                    Computers & Business Equipment -- 0.3%
                    Comdisco, Inc. 5.75% 2001............................................       500,000         490,395
                    Net Sat Services Ltd. 12.75% 2004*...................................       250,000         261,562
                    Telecommunications -- 0.2%
                    360 Communications Co. 7.13% 2003....................................       725,000         728,436
                                                                                                           ------------
                                                                                                              4,699,549
                                                                                                           ------------
                    MATERIALS -- 0.2%
                    Forest Products -- 0.2%
                    Grupo Industrial Durango SA de CV 12.00% 2001........................       270,000         286,875
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000..........................       210,000         208,163
                                                                                                           ------------
                                                                                                                495,038
                                                                                                           ------------
                    MUNICIPAL BONDS -- 0.4%
                    Municipal Bonds -- 0.4%
                    Connecticut State Health And Educational Facilities Authority 5.70%
                      2025...............................................................       450,000         456,457
                    Massachusetts Bay Transportation Authority Massachusetts 5.25%
                      2020...............................................................       305,000         297,378
                    Metropolitan Pier And Exposition Authority Illinois 5.25% 2027.......       450,000         431,510
                                                                                                           ------------
                                                                                                              1,185,345
                                                                                                           ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Foreign Government -- 1.3%
                    Province of Quebec 13.25% 2014.......................................       625,000         758,963
                    Republic of Argentina 4.98% 1998(1)(2)...............................        52,930          53,080
                    Republic of Argentina 8.63% 1998(1)(2)...............................       308,200         309,072
                    Republic of Argentina zero coupon 2000...............................     2,460,000       1,315,608
                    Rio De Janeiro 10.38% 1999...........................................       240,000         246,900

---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                    Foreign Government (continued)
                    Russian Federation 9.25% 2001*.......................................   $   400,000    $    398,200
                    State of Israel 6.38% 2005...........................................       635,000         620,395
                    United Mexican States 7.56% 1997(2)..................................       370,000         370,610
                    United Mexican States 9.75% 2001.....................................       110,000         113,781
                                                                                                           ------------
                                                                                                              4,186,609
                                                                                                           ------------
                    REAL ESTATE -- 0.3%
                    Real Estate Investment Trusts -- 0.3%
                    Chelsea GCA Realty, Inc. 7.75% 2001..................................       350,000         355,617
                    Tanger Properties Ltd. 8.75% 2001....................................       560,000         567,185
                                                                                                           ------------
                                                                                                                922,802
                                                                                                           ------------
                    U.S. GOVERNMENT & AGENCIES -- 15.4%
                    U.S. Government & Agencies -- 15.4%
                    Federal Home Loan Mortgage Corp. 6.00% 2008..........................     1,000,000         952,191
                    Federal Home Loan Mortgage Corp. 6.00% 2016..........................     1,518,401       1,497,523
                    Federal Home Loan Mortgage Corp. 7.50% 2099..........................     5,000,000       5,065,600
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................       310,000         311,066
                    Federal National Mortgage Association 3.50% 2019.....................     3,000,000       2,645,610
                    Federal National Mortgage Association 7.00% 2026.....................     6,392,932       6,346,966
                    Federal National Mortgage Association 7.50% TBA......................     2,000,000       2,041,860
                    Federal National Mortgage Association 8.00% TBA......................     1,000,000       1,027,810
                    Federal National Mortgage Association 8.50% 2005.....................     1,640,000       1,749,158
                    Federal National Mortgage Association 8.50% 2006.....................        78,043          81,530
                    Federal National Mortgage Association 8.50% 2008.....................       868,330         904,957
                    Federal National Mortgage Association 8.50% 2026.....................       991,978       1,033,819
                    Federal National Mortgage Association 8.50% TBA......................     1,000,000       1,042,180
                    Federal National Mortgage Association 8.50% TBA......................     3,000,000       3,126,540
                    Government National Mortgage Association 7.00% TBA...................     1,000,000         994,060
                    Government National Mortgage Association 7.50% 2023..................       965,558         983,662
                    Government National Mortgage Association 7.50% TBA...................     4,000,000       4,057,480
                    Government National Mortgage Association 8.00% TBA...................     6,000,000       6,183,720
                    United States Treasury Bonds 7.88% 2021@.............................       280,000         326,724
                    United States Treasury Bonds 8.75% 2017@.............................     4,740,000       5,962,019
                    United States Treasury Bonds 13.75% 2004.............................       200,000         294,156
                    United States Treasury Bonds Strip zero coupon 2017..................        50,000          12,867
                    United States Treasury Bonds Strip zero coupon 2019..................        40,000           8,803
                    United States Treasury Bonds Strip zero coupon 2020@.................     5,410,000       1,152,005
                    United States Treasury Notes 7.88% 2004@.............................       920,000       1,026,950
                                                                                                           ------------
                                                                                                             48,829,256
                                                                                                           ------------
                    UTILITIES -- 0.5%
                    Electric Utilities -- 0.3%
                    Central Maine Power Co. 7.45% 1999...................................       885,000         887,850
                    Gas & Pipeline Utilities -- 0.2%
                    Bridas Corp. 12.50% 1999.............................................       660,000         697,950
                                                                                                           ------------
                                                                                                              1,585,800
                                                                                                           ------------
                    TOTAL BONDS & NOTES (cost $108,020,780)..............................                   110,323,706
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $258,995,622)......................                   295,030,703
                                                                                                           ------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 3.4%                         AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 2.2%
                    Capital One Bank 6.48% due 8/15/97...................................   $ 1,120,000    $  1,122,912
                    Capital One Bank 8.33% due 2/10/97...................................     1,350,000       1,355,589
                    Capital One Bank 8.63% due 1/15/97...................................     1,000,000       1,002,860
                    Comdisco, Inc. 9.75% due 1/15/97.....................................     1,700,000       1,707,242
                    First USA Bank 8.10% due 2/21/97.....................................       400,000         401,880
                    G.E. Capital Mortgage Services, Inc. 6.50% due 10/1/96...............       637,890         559,946
                    K Mart Corp. 8.70% due 8/1/97........................................       700,000         698,222
                                                                                                           ------------
                                                                                                              6,848,651
                                                                                                           ------------
                    FOREIGN SHORT-TERM NOTES -- 1.2%
                    APP International Finance Co. BV zero coupon due 4/3/97..............       700,000         680,099
                    Banco de Brazil 9.50% due 8/28/97....................................        80,000          81,300
                    British Aerospace PLC 7.55% due 5/15/97*.............................       150,000         150,897
                    Financiera Energetica Nacional SA 6.63% due 12/13/96.................       600,000         597,300
                    Petroleo Brasileiros SA 8.75% due 12/9/96............................        50,000          50,008
                    Republic of Argentina zero coupon due 2/14/97........................     1,180,000       1,162,300
                    Telebras 10.38% due 9/9/97...........................................       250,000         255,950
                    Telecom Brasil 10.00% due 6/16/97....................................       250,000         254,075
                    Telecomunicacoes Brasileiras SA 10.00% due 3/31/97...................       260,000         264,713
                    Telecomunicacoes Brasileiras SA 10.00% due 10/22/97..................       380,000         386,887
                                                                                                           ------------
                                                                                                              3,883,529
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,763,117).......................                    10,732,180
                                                                                                           ------------
                                        REPURCHASE AGREEMENT -- 9.9%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 9.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.45% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $31,386,000 and collateralized by $28,750,000 U.S. Treasury Bonds
                      7.50% due 11/15/96 @ (cost $31,386,000)............................    31,386,000      31,386,000
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $301,144,740)                                          106.6%                   337,148,883
                    Liabilities in excess of other assets --                        (6.6)                   (20,760,457)
                                                                                   ------                  ------------
                    NET ASSETS --                                                  100.0%                  $316,388,426
                                                                                   ======                  ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1996

              ADS -- American Depositary Shares

              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

---------------------

                                                                     (UNAUDITED)

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------------
                    NUMBER OF                                            EXPIRATION          VALUE AS OF          UNREALIZED
                    CONTRACTS                DESCRIPTION                    DATE          NOVEMBER 30, 1996      APPRECIATION
                    ----------------------------------------------------------------------------------------------------------
                       5 Long   90 Day Euro Dollar...................  December 1996         $ 1,181,375          $    5,593
                       5 Long   90 Day Euro Dollar...................  March 1997              1,181,875               8,218
                       5 Long   90 Day Euro Dollar...................  June 1997               1,180,875               9,218
                       4 Long   90 Day Euro Dollar...................  September 1997            943,900               6,870
                       4 Long   90 Day Euro Dollar...................  December 1997             942,500               6,470
                       4 Long   90 Day Euro Dollar...................  June 1998                 941,100               5,375
                      16 Long   Standard & Poor's 500 Index..........  December 1997           6,066,000             712,655
                      10 Long   U.S. 2 Year Note.....................  March 1997              2,079,532               3,843
                      10 Long   U.S. 5 Year Note.....................  December 1996           1,082,188                 249
                     107 Long   U.S. 10 Year Note....................  March 1997             11,933,849              69,043
                      50 Long   U.S. Treasury Bond...................  December 1996           5,810,940             433,997
                                                                                                                -------------
                                Net Unrealized Appreciation................................................       $1,261,531
                                                                                                                =============

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 83.2%                               SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.1%
                    Automotive -- 1.1%
                    Ford Motor Co. .........................................................        2,100    $   68,775
                                                                                                             ------------
                                                                                                                      -
                    CONSUMER STAPLES -- 2.3%
                    Food, Beverage & Tobacco -- 2.3%
                    Philip Morris Cos., Inc. ...............................................        1,400       144,375
                                                                                                             ------------
                                                                                                                      -
                    ENERGY -- 0.6%
                    Energy Services -- 0.6%
                    Exxon Corp. ............................................................          400        37,850
                                                                                                             ------------
                                                                                                                      -
                    FINANCE -- 1.9%
                    Banks -- 1.3%
                    Mellon Bank Corp. ......................................................        1,100        79,475
                    Financial Services -- 0.6%
                    Merrill Lynch & Co., Inc. ..............................................        1,900        39,663
                                                                                                             ------------
                                                                                                                      -
                                                                                                                119,138
                                                                                                             ------------
                                                                                                                      -
                    INDUSTRIAL & COMMERCIAL -- 1.0%
                    Business Services -- 1.0%
                    Browning-Ferris Industries, Inc. .......................................        2,200        65,725
                                                                                                             ------------
                                                                                                                      -
                    INFORMATION TECHNOLOGY -- 2.0%
                    Telecommunications -- 2.0%
                    Sociedade Tecnica de Equipamentos SA....................................       30,400        93,449
                    Telefonica Delaware Peru SA ADR.........................................        1,700        32,937
                                                                                                             ------------
                                                                                                                      -
                                                                                                                126,386
                                                                                                             ------------
                                                                                                                      -
                    REAL ESTATE -- 2.9%
                    Real Estate Investment Trusts -- 2.9%
                    Meditrust Corp. ........................................................        4,900       183,138
                                                                                                             ------------
                                                                                                                      -
                    UTILITIES -- 71.4%
                    Electric Utilities -- 38.8%
                    CINergy Corp. ..........................................................        2,200        73,700
                    DPL, Inc. ..............................................................        7,300       177,938
                    DQE, Inc. ..............................................................        5,400       159,300
                    Duke Power Co. .........................................................        5,300       245,787
                    FPL Group, Inc.+........................................................        5,700       262,912
                    GPU, Inc. ..............................................................        2,800        94,150
                    Iberdrola SA ...........................................................        6,500        75,015
                    Illinova Corp. .........................................................        6,000       159,000
                    Korea Electric Power Corp. ADR..........................................        1,700        29,963
                    National Power PLC Corp. ...............................................        4,400       140,250
                    NIPSCO Industries, Inc. ................................................        3,600       139,500
                    Pacificorp..............................................................        4,600        96,600
                    Pinnacle West Capital Corp. ............................................        6,200       192,975
                    Portland General Corp. .................................................        3,200       137,600
                    Southern Co. ...........................................................        6,000       133,500

                                                           ---------------------

                                                                     (UNAUDITED)

                                            COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Electric Utilities (continued)
                    Teco Energy, Inc. ......................................................        5,300    $  129,188
                    Telecomunicacoes Brasileras SA ADR......................................        1,000        75,750
                    Texas Utilities Co. ....................................................        3,100       122,450
                    Gas & Pipeline Utilities -- 12.2%
                    American Water Works, Inc. .............................................          600        11,850
                    CMS Energy Corp. .......................................................        5,900       191,750
                    MCN Corp. ..............................................................        5,700       163,875
                    New Jersey Resources Corp. .............................................          200         5,925
                    Pacific Enterprises.....................................................        4,900       150,062
                    PanEnergy Corp. ........................................................        1,500        66,000
                    PECO Energy Co. ........................................................        4,300       109,650
                    Williams Cos., Inc. ....................................................        1,200        67,350
                    Telephone -- 20.4%
                    Ameritech Corp. ........................................................        3,300       194,287
                    AT&T Corp. .............................................................        3,400       133,450
                    BellSouth Corp. ........................................................        5,000       201,875
                    Compania de Telefonos Chile SA ADR......................................          400        38,050
                    GTE Corp. ..............................................................        5,000       224,375
                    MCI Communications Corp. ...............................................        6,700       204,350
                    Pacific Telesis Group...................................................        4,100       151,700
                    SBC Communications, Inc. ...............................................        1,200        63,150
                    Sprint Corp. ...........................................................        1,700        71,188
                                                                                                             -----------
                                                                                                              4,494,465
                                                                                                             -----------
                    TOTAL COMMON STOCK (cost $4,998,417)....................................                  5,239,852
                                                                                                             -----------

                                                          PREFERRED STOCK -- 10.6%
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 0.8%
                    Energy Sources -- 0.8%
                    Sun Co., Inc............................................................        2,000        51,250
                                                                                                             -----------
                    FINANCE -- 5.2%
                    Financial Services -- 4.1%
                    International Paper Capital Trust.......................................          500        24,063
                    Merrill Lynch & Co., Inc................................................        2,200       143,825
                    Salomon, Inc............................................................        1,100        32,862
                    Salomon, Inc............................................................        1,000        60,250
                    Insurance -- 1.1%
                    Aetna, Inc..............................................................          900        66,825
                                                                                                             -----------
                                                                                                                327,825
                                                                                                             -----------
                    INDUSTRIAL & COMMERCIAL -- 0.5%
                    Business Services -- 0.5%
                    Amcor Ltd...............................................................          600        30,225
                                                                                                             -----------
                    INFORMATION & ENTERTAINMENT -- 0.5%
                    Broadcasting & Media -- 0.5%
                    Hollinger International, Inc............................................        3,000        32,625
                                                                                                             -----------

                                                           ---------------------

                                                                     (UNAUDITED)

                                          PREFERRED STOCK (continued)                            SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 1.4%
                    Communication Equipment -- 1.0%
                    AirTouch Communications, Inc.+..........................................        2,100    $   60,112
                                                                                                             -----------
                    Computers & Business Equipment -- 0.4%
                    Alco Standard Corp......................................................          300        28,088
                                                                                                             -----------
                                                                                                                 88,200
                                                                                                             -----------
                    MATERIALS -- 0.8%
                    Metals & Minerals -- 0.8%
                    Coeur D' Alene Mines Corp...............................................        2,800        47,950
                                                                                                             -----------
                    UTILITIES -- 1.4%
                    Gas & Pipeline Utilities -- 1.4%
                    Williams Cos., Inc......................................................        1,000        88,000
                                                                                                             -----------
                    TOTAL PREFERRED STOCK (cost $635,592)...................................                    666,075
                                                                                                             -----------

                                                                                               PRINCIPAL
                                           CONVERTIBLE BONDS -- 2.9%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.3%
                    Retail -- 0.3%
                    Saks Holdings, Inc. 5.50% 2006..........................................   $   20,000        20,250
                                                                                                             -----------
                    HEALTHCARE -- 0.7%
                    Drugs -- 0.7%
                    Alza Corp. 5.00% 2006...................................................       20,000        19,900
                    Tenet Healthcare Corp. 6.00% 2005.......................................       20,000        20,900
                                                                                                             -----------
                                                                                                                 40,800
                                                                                                             -----------
                    INFORMATION TECHNOLOGY -- 0.7%
                    Electronics -- 0.7%
                    Solectron Corp. 6.00% 2006..............................................       40,000        45,300
                                                                                                             -----------
                    UTILITIES -- 1.2%
                    Electric Utilities -- 1.2%
                    Korea Electric Power Corp. 5.00% 2001...................................       30,000        29,400
                    New World Infrastructure Ltd. 5.00% 2001................................       40,000        47,450
                                                                                                             -----------
                                                                                                                 76,850
                                                                                                             -----------
                    TOTAL CONVERTIBLE BONDS (cost $167,427).................................                    183,200
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $5,801,436)...........................                  6,089,127
                                                                                                             -----------
                                                       SHORT-TERM SECURITIES -- 5.3%
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96 (cost $335,000)....................................      335,000       335,000
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost $6,136,436)                                                102.0%                 6,424,127
                    Liabilities in excess of other assets --                            (2.0)                  (125,480)
                                                                                      ------                 -----------
                    NET ASSETS --                                                      100.0%                $6,298,647
                                                                                      ======                 ===========

              -----------------------------

              * Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 93.9%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.7%
                    Automotive -- 1.0%
                    Goodyear Tire & Rubber Co. ..........................................        67,400    $  3,268,900
                    Retail -- 3.7%
                    CompUSA, Inc. .......................................................        30,000       1,350,000
                    Federated Department Stores, Inc.+...................................        79,700       2,719,763
                    Kohl's Corp.+........................................................        40,000       1,595,000
                    Kroger Co.+..........................................................        40,000       1,845,000
                    Price/Costco, Inc.+..................................................        94,700       2,201,775
                    Sears, Roebuck & Co. ................................................        45,000       2,238,750
                                                                                                           ------------
                                                                                                             15,219,188
                                                                                                           ------------
                    CONSUMER STAPLES -- 9.8%
                    Food, Beverage & Tobacco -- 4.2%
                    Campbell Soup Co. ...................................................        38,000       3,139,750
                    Philip Morris Cos., Inc. ............................................        66,000       6,806,250
                    RJR Nabisco Holdings Corp. ..........................................        45,000       1,743,750
                    Wrigley, (Wm) Jr. Co. ...............................................        35,000       2,043,125
                    Household Products -- 5.6%
                    Colgate-Palmolive Co. ...............................................        35,000       3,241,875
                    Gillette Co. ........................................................        72,700       5,361,625
                    Procter & Gamble Co. ................................................        55,000       5,981,250
                    Sunbeam Corp. .......................................................        65,000       1,795,625
                    United States Industries, Inc. ......................................        55,200       1,628,400
                                                                                                           ------------
                                                                                                             31,741,650
                                                                                                           ------------
                    ENERGY -- 9.2%
                    Energy Services -- 6.0%
                    Baker Hughes, Inc. ..................................................        44,000       1,611,500
                    Exxon Corp. .........................................................       149,700      14,165,363
                    Schlumberger Ltd. ...................................................        36,000       3,744,000
                    Energy Sources -- 3.2%
                    Apache Corp. ........................................................        55,000       2,000,625
                    BJ Services Co.+.....................................................        38,000       1,814,500
                    Enron Corp. .........................................................       108,000       4,941,000
                    Transocean Offshore, Inc. ...........................................        28,000       1,687,000
                                                                                                           ------------
                                                                                                             29,963,988
                                                                                                           ------------
                    FINANCE -- 17.5%
                    Banks -- 5.2%
                    Chase Manhattan Corp. ...............................................        39,000       3,685,500
                    First Chicago Corp. .................................................        68,052       3,998,055
                    First Union Corp. ...................................................        66,900       5,109,487
                    NationsBank Corp. ...................................................        40,500       4,196,813
                    Financial Services -- 7.4%
                    American Express Co. ................................................        70,000       3,657,500
                    Dean Witter, Discover & Co. .........................................        50,000       3,418,750
                    First Data Corp. ....................................................        58,000       2,312,750
                    Household International, Inc. .......................................        22,000       2,084,500
                    MBNA Corp. ..........................................................        80,000       3,230,000

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Merrill Lynch & Co., Inc. ...........................................        53,000    $  4,253,250
                    Morgan Stanley Group, Inc. ..........................................        34,100       2,050,262
                    Travelers Group, Inc. ...............................................        69,400       3,123,000
                    Insurance -- 4.9%
                    American International Group, Inc. ..................................        42,000       4,830,000
                    General Reinsurance Group............................................        17,900       3,020,625
                    ITT Hartford Group...................................................        28,000       1,914,500
                    NAC Reinsurance Corp. ...............................................        40,000       1,460,000
                    PMI Group, Inc. .....................................................        48,300       2,801,400
                    Travelers Aetna Property Casualty Corp. .............................        55,000       1,897,500
                                                                                                           -------------
                                                                                                             57,043,892
                                                                                                           -------------
                    HEALTHCARE -- 13.4%
                    Drugs -- 6.9%
                    Amgen, Inc.+.........................................................        45,000       2,739,375
                    Biogen, Inc.+........................................................        40,000       1,530,000
                    Merck & Co., Inc. ...................................................       100,900       8,374,700
                    Pfizer, Inc. ........................................................        53,000       4,750,125
                    Schering-Plough Corp. ...............................................        72,500       5,165,625
                    Health Services -- 2.6%
                    Columbia/HCA Healthcare Corp. .......................................       127,050       5,082,000
                    Oxford Health Plans, Inc.+...........................................        33,000       1,914,000
                    Pacificare Health Systems, Inc.+.....................................        19,000       1,501,000
                    Medical Products -- 3.9%
                    Abbott Laboratories..................................................        88,000       4,906,000
                    Johnson & Johnson Co. ...............................................        94,000       4,993,750
                    Medtronic, Inc. .....................................................        41,000       2,711,125
                                                                                                           -------------
                                                                                                             43,667,700
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 12.4%
                    Aerospace & Military Technology -- 3.6%
                    AlliedSignal, Inc. ..................................................        90,000       6,592,500
                    General Dynamics Corp. ..............................................        33,000       2,433,750
                    United Technologies Corp. ...........................................        19,000       2,664,750
                    Business Services -- 0.9%
                    USA Waste Services, Inc.+............................................        50,000       1,612,500
                    Whitman Corp. .......................................................        60,200       1,384,600
                    Electrical Equipment -- 4.3%
                    General Electric Co. ................................................       135,000      14,040,000
                    Machinery -- 1.5%
                    Applied Materials, Inc.+.............................................        45,000       1,715,625
                    Case Corp. ..........................................................        33,000       1,732,500
                    Centocor, Inc.+......................................................        53,200       1,469,650
                    Multi-Industry -- 0.4%
                    Tyco International Ltd. .............................................        22,900       1,253,775
                    Transportation -- 1.7%
                    Burlington Northern Santa Fe.........................................        20,000       1,797,500
                    Canadian Pacific Ltd. ...............................................        60,000       1,650,000
                    Union Pacific Corp. .................................................        33,000       1,922,250
                                                                                                           -------------
                                                                                                             40,269,400
                                                                                                           -------------

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 4.5%
                    Broadcasting & Media -- 2.5%
                    Gannett Co., Inc. ...................................................        20,000    $  1,570,000
                    Lin Television Corp.+................................................        34,000       1,364,250
                    New York Times Co., Class A..........................................        40,000       1,495,000
                    Tele-Communications Liberty Media Group+.............................        64,650       1,616,250
                    Time Warner, Inc. ...................................................        55,000       2,241,250
                    Leisure & Tourism -- 2.0%
                    Brinker International, Inc.+.........................................        80,500       1,489,250
                    Carnival Corp. ......................................................        62,200       1,967,075
                    Disney (Walt) Co. ...................................................        40,000       2,950,000
                                                                                                           -------------
                                                                                                             14,693,075
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 14.5%
                    Communication Equipment -- 0.8%
                    AirTouch Communications, Inc.+.......................................       103,000       2,639,375
                    Computers & Business Equipment -- 2.3%
                    3Com Corp.+..........................................................        30,000       2,253,750
                    COMPAQ Computer Corp.+...............................................        35,400       2,805,450
                    Dell Computer Corp.+.................................................        25,000       2,540,625
                    Electronics -- 6.7%
                    ADT Ltd. ............................................................        70,000       1,435,000
                    Altera Corp.+........................................................        33,000       2,491,500
                    Intel Corp. .........................................................       114,000      14,463,750
                    National Semiconductor Corp.+........................................        75,000       1,837,500
                    Solectron Corp.+.....................................................        28,000       1,638,000
                    Software -- 4.7%
                    Cisco Systems, Inc.+.................................................        60,000       4,072,500
                    Microsoft Corp.+.....................................................        43,000       6,745,625
                    Netscape Communications Corp.+.......................................        30,000       1,676,250
                    Oracle Systems Corp.+................................................        55,000       2,695,000
                                                                                                           -------------
                                                                                                             47,294,325
                                                                                                           -------------
                    MATERIALS -- 3.7%
                    Chemicals -- 2.1%
                    Monsanto Co. ........................................................       120,000       4,770,000
                    Morton International, Inc. ..........................................        54,000       2,180,250
                    Forest Products -- 1.0%
                    Crown, Cork & Seal, Inc. ............................................        32,800       1,738,400
                    Louisiana Pacific Corp. .............................................        60,000       1,357,500
                    Metals & Minerals -- 0.6%
                    Reynolds Metals Co. .................................................        33,000       1,963,500
                                                                                                           -------------
                                                                                                             12,009,650
                                                                                                           -------------
                    REAL ESTATE -- 0.6%
                    Real Estate Investment Trusts -- 0.6%
                    Starwood Lodging Trust...............................................        38,000       1,814,500
                                                                                                           -------------
                    UTILITIES -- 3.6%
                    Electric Utilities -- 2.1%
                    FPL Group, Inc. .....................................................       145,000       6,688,125

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Gas & Pipeline Utilities -- 1.5%
                    CINergy Corp. .......................................................       150,000    $  5,025,000
                                                                                                           -------------
                                                                                                             11,713,125
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $238,355,190)......................                   305,430,493
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 5.9%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.6%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.88% due 12/02/96@................................................   $18,251,000      18,251,000
                                                                                                           -------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.88% due 12/12/96@.....................       265,000         262,899
                    United States Treasury Bills 5.01% due 12/12/96@.....................       240,000         238,098
                    United States Treasury Bills 5.05% due 12/12/96@.....................       550,000         549,190
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $19,304,389).......................                    19,301,187
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $257,659,579)                                          99.8%                    324,731,680
                    Other assets less liabilities --                                0.2                         731,645
                                                                                  ------                   -------------
                    NET ASSETS --                                                 100.0%                   $325,463,325
                                                                                  ======                   ==============

              -----------------------------

              +  Non-income producing securities

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    -----------------------------------------------------------------------------------------------------------
                    NUMBER OF                                               EXPIRATION         VALUE AS OF         UNREALIZED
                    CONTRACTS                 DESCRIPTION                      DATE         NOVEMBER 30, 1996     APPRECIATION
                    -----------------------------------------------------------------------------------------------------------
                     45 Long    Standard & Poor's 500 Index.............  December 1996        $17,060,625          $962,381
                                                                                                                  ===========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                              COMMON STOCK -- 91.1%                              SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 7.3%
                    Automotive -- 2.7%
                    Chrysler Corp. ..........................................................      1,100    $    39,050
                    General Motors Corp. ....................................................      2,000        115,250
                    General Motors Corp., Class H............................................      3,400        185,300
                    Retail -- 4.6%
                    Dayton Hudson Corp. .....................................................      4,500        174,937
                    Dillard Department Stores, Inc. .........................................      3,700        113,313
                    Sears, Roebuck & Co. ....................................................      2,400        119,400
                    Wal-Mart Stores, Inc. ...................................................      6,300        160,650
                                                                                                            -------------
                                                                                                                907,900
                                                                                                            -------------
                    CONSUMER STAPLES -- 11.5%
                    Food, Beverage & Tobacco -- 5.3%
                    CPC International, Inc. .................................................      2,400        199,800
                    Heinz (H.J.) Co. ........................................................      3,900        147,713
                    IBP, Inc. ...............................................................      5,500        136,125
                    Philip Morris Cos., Inc. ................................................      1,700        175,312
                    Household Products -- 6.2%
                    Avon Products, Inc. .....................................................      2,000        111,500
                    Kimberly-Clark Corp. ....................................................      2,000        195,500
                    Rubbermaid, Inc. ........................................................      7,500        180,000
                    Unilever NV..............................................................      1,700        294,312
                                                                                                            -------------
                                                                                                              1,440,262
                                                                                                            -------------
                    ENERGY -- 10.0%
                    Energy Services -- 7.4%
                    Chevron Corp. ...........................................................      1,400         93,800
                    Exxon Corp. .............................................................      1,200        113,550
                    Mobil Corp. .............................................................      2,000        242,000
                    Royal Dutch Petroleum Co. ADR............................................        600        101,925
                    Texaco, Inc. ............................................................      1,100        109,037
                    Union Pacific Resources Group, Inc. .....................................      5,200        155,350
                    Occidental Petroleum Corp. ..............................................      4,500        108,000
                    Energy Sources -- 2.6%
                    Columbia Gas Systems, Inc. ..............................................      2,500        161,563
                    Enron Corp. .............................................................      3,500        160,125
                                                                                                            -------------
                                                                                                              1,245,350
                                                                                                            -------------
                    FINANCE -- 14.4%
                    Banks -- 3.5%
                    Chase Manhattan Corp. ...................................................      1,300        122,850
                    Citicorp.................................................................      1,000        109,250
                    National City Corp. .....................................................      2,000         92,750
                    Republic New York Corp. .................................................      1,300        114,725

                                                           ---------------------

                                                                     (UNAUDITED)

                                            COMMON STOCK (continued)                             SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 5.4%
                    Dean Witter, Discover & Co. .............................................      1,300    $    88,888
                    Federal Home Loan Mortgage Corp. ........................................        900        102,825
                    Federal National Mortgage Association....................................      5,200        214,500
                    H & R Block, Inc. .......................................................      5,500        160,875
                    Travelers Group, Inc. ...................................................      2,267        102,000
                    Insurance -- 5.5%
                    Aflac, Inc. .............................................................      4,000        167,000
                    Allstate Corp. ..........................................................      2,200        132,550
                    CIGNA Corp. .............................................................        800        113,100
                    Loews Corp. .............................................................        900         83,475
                    Marsh & McLennan Cos. ...................................................      1,700        192,737
                                                                                                            -------------
                                                                                                              1,797,525
                                                                                                            -------------
                    HEALTHCARE -- 11.3%
                    Drugs -- 3.9%
                    American Home Products Corp. ............................................      2,400        154,200
                    Bristol-Myers Squibb Co. ................................................      2,000        227,500
                    Merck & Co., Inc. .......................................................      1,200         99,600
                    Health Services -- 2.3%
                    Columbia/HCA Healthcare Corp. ...........................................      3,600        144,000
                    Healthsource, Inc.+......................................................      5,200         58,500
                    United Healthcare Corp. .................................................      2,000         86,250
                    Medical Products -- 5.1%
                    Abbott Laboratories......................................................      3,500        195,125
                    Bausch & Lomb, Inc. .....................................................      2,600         96,525
                    Becton Dickinson & Co. ..................................................      2,600        109,200
                    Biomet, Inc.+............................................................      6,500        107,250
                    Tambrands, Inc. .........................................................      3,000        128,250
                                                                                                            -------------
                                                                                                              1,406,400
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 8.9%
                    Aerospace & Military Technology -- 2.3%
                    Lockheed Martin Corp. ...................................................        739         66,972
                    Textron, Inc. ...........................................................      2,100        200,287
                    Martin Marietta Materials, Inc. .........................................        759         17,837
                    Business Services -- 1.7%
                    Browning-Ferris Industries, Inc. ........................................      7,900        212,312
                    Electrical Equipment -- 1.0%
                    General Electric Co. ....................................................      1,200        124,800
                    Machinery -- 1.2%
                    Ingersoll-Rand Co. ......................................................      3,200        148,800
                    Multi-Industry -- 1.0%
                    Rockwell International Corp. ............................................      2,000        128,500
                    Transportation -- 1.7%
                    AMR Corp.+...............................................................      1,300        118,625
                    Union Pacific Corp. .....................................................      1,500         87,375
                                                                                                            -------------
                                                                                                              1,105,508
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 1.2%
                    Broadcasting & Media -- 0.7%
                    Gannett Co., Inc. .......................................................      1,100         86,350

---------------------

                                                                     (UNAUDITED)

                                            COMMON STOCK (continued)                             SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Entertainment Products -- 0.2%
                    Mattel, Inc. ............................................................        700    $    21,613
                    Leisure & Tourism -- 0.3%
                    Disney (Walt) Co. .......................................................        600         44,250
                                                                                                            -------------
                                                                                                                152,213
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 8.7%
                    Computers & Business Equipment -- 3.6%
                    Automatic Data Processing, Inc. .........................................      1,400         60,025
                    Electronic Data Systems Corp. ...........................................      3,800        183,825
                    Hewlett-Packard Co. .....................................................      1,900        102,363
                    International Business Machines Corp. ...................................        600         95,625
                    Electronics -- 2.5%
                    Intel Corp. .............................................................      1,400        177,625
                    Solectron Corp. .........................................................      2,300        134,550
                    Software -- 1.7%
                    Computer Associates International, Inc. .................................      1,700        111,775
                    Oracle Systems Corp.+....................................................      2,000         98,000
                    Telecommunications -- 0.9%
                    Lucent Technologies, Inc. ...............................................      2,300        117,875
                                                                                                            -------------
                                                                                                              1,081,663
                                                                                                            -------------
                    MATERIALS -- 6.7%
                    Chemicals -- 5.2%
                    Betz Laboratories, Inc. .................................................      1,600         92,600
                    Eastman Kodak Co. .......................................................        900         72,900
                    Monsanto Co. ............................................................      3,200        127,200
                    Morton International, Inc. ..............................................      4,800        193,800
                    Sigma-Aldrich Corp. .....................................................        500         31,250
                    Great Lakes Chemical Corp. ..............................................      2,300        123,337
                    Forest Products -- 1.5%
                    Consolidated Papers, Inc. ...............................................      2,100        104,213
                    International Paper Co. .................................................      2,000         85,000
                                                                                                            -------------
                                                                                                                830,300
                                                                                                            -------------
                    UTILITIES -- 11.1%
                    Electric Utilities -- 1.6%
                    FPL Group, Inc. .........................................................      2,100         96,863
                    Southern Co. ............................................................      4,500        100,125
                    Gas & Pipeline Utilities -- 3.3%
                    Pacific Gas & Electric Co. ..............................................      7,900        190,587
                    Unocal Corp. ............................................................      2,400         97,800
                    USX Marathon Group.......................................................      5,500        125,813
                    Telephone -- 6.2%
                    AT&T Corp. ..............................................................      2,500         98,125
                    GTE Corp. ...............................................................      3,500        157,062
                    MCI Communications Corp. ................................................      9,100        277,550
                    Pacific Telesis Group....................................................      6,500        240,500
                                                                                                            -------------
                                                                                                              1,384,425
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $10,155,437)...........................                11,351,546
                                                                                                            -------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                                PRINCIPAL
                                          SHORT-TERM SECURITIES -- 7.7%                          AMOUNT        VALUE
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 7.7%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96 (cost $964,000).....................................   $964,000    $   964,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $11,119,437)                                                98.8%                12,315,546
                    Other assets less liabilities --                                     1.2                    143,982
                                                                                       ------               -------------
                    NET ASSETS --                                                      100.0%               $12,459,528
                                                                                       ======               =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 90.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 3.3%
                    Automotive -- 1.6%
                    General Motors Corp. ................................................       149,200    $  8,597,650
                    Housing -- 0.2%
                    Masco Corp. .........................................................        25,100         916,150
                    Retail -- 1.5%
                    Federated Department Stores, Inc.+...................................       126,800       4,327,050
                    Harcourt General, Inc. ..............................................        61,500       3,359,437
                                                                                                           ------------
                                                                                                             17,200,287
                                                                                                           ------------
                    CONSUMER STAPLES -- 8.1%
                    Food, Beverage & Tobacco -- 7.7%
                    American Brands, Inc. ...............................................         4,200         200,550
                    Archer-Daniels-Midland Co. ..........................................       240,905       5,299,910
                    Coca-Cola Co. .......................................................       105,600       5,398,800
                    Guinness PLC.........................................................       313,000       2,341,712
                    McDonald's Corp. ....................................................       196,200       9,172,350
                    Nestle SA ADR........................................................        60,300       3,275,846
                    Philip Morris Cos., Inc. ............................................       110,700      11,415,937
                    Tyson Foods, Inc. ...................................................        74,400       2,436,600
                    Household Products -- 0.4%
                    Kimberly-Clark Corp. ................................................        20,900       2,042,975
                    Maytag Corp. ........................................................         4,200          80,325
                                                                                                           ------------
                                                                                                             41,665,005
                                                                                                           ------------
                    ENERGY -- 8.5%
                    Energy Services -- 6.8%
                    Amerada Hess Corp. ..................................................         1,800         105,975
                    Amoco Corp. .........................................................         1,400         108,675
                    Burlington Resources, Inc. ..........................................       228,400      12,105,200
                    Chevron Corp. .......................................................         7,600         509,200
                    Cooper Cameron, Corp.+...............................................        11,000         723,250
                    Energy Ventures, Inc.+...............................................        76,800       3,772,800
                    Exxon Corp. .........................................................        11,800       1,116,575
                    Halliburton Co. .....................................................       157,200       9,471,300
                    Mobil Corp. .........................................................         1,100         133,100
                    Schlumberger Ltd. ...................................................        64,400       6,697,600
                    Sonat, Inc. .........................................................         2,200         113,850
                    Energy Sources -- 1.7%
                    Atlantic Richfield Co. ..............................................         2,400         333,900
                    Edison International.................................................           700          13,913
                    Noble Affiliates, Inc. ..............................................       135,057       6,364,562
                    Union Pacific Resources Group, Inc. .................................        75,721       2,262,165
                                                                                                           ------------
                                                                                                             43,832,065
                                                                                                           ------------
                    FINANCE -- 40.7%
                    Banks -- 9.4%
                    Banc One Corp. ......................................................       118,980       5,666,422
                    BankAmerica Corp. ...................................................        86,300       8,888,900
                    First Bank Systems, Inc. ............................................       127,100       9,262,412

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    First Union Corp. ...................................................         2,000    $    152,750
                    Golden West Financial Corp. .........................................        70,600       4,765,500
                    State Street Boston Corp. ...........................................       114,000       7,709,250
                    Wells Fargo & Co. ...................................................        41,800      11,897,325
                    Financial Services -- 17.5%
                    American Express Co. ................................................       308,900      16,140,025
                    Barnett Banks, Inc. .................................................        89,500       3,938,000
                    Citicorp. ...........................................................       113,075      12,353,444
                    Dean Witter, Discover & Co. .........................................       121,000       8,273,375
                    Donaldson Lufkin & Jenrette, Inc. ...................................       116,500       4,150,313
                    Federal Home Loan Mortgage Corp. ....................................        82,100       9,379,925
                    Morgan (J.P.) & Co., Inc. ...........................................        79,100       7,465,063
                    Morgan Stanley Asia-Pacific Fund.....................................       375,367       3,988,274
                    Morgan Stanley Group, Inc. ..........................................       176,300      10,600,037
                    Travelers Group, Inc. ...............................................       313,533      14,109,000
                    Insurance -- 13.8%
                    20th Century Industries+.............................................       141,700       2,125,500
                    Allstate Corp. ......................................................       198,395      11,953,299
                    American International Group, Inc. ..................................        40,200       4,623,000
                    Berkley (W.R.) Corp. ................................................       129,300       6,788,250
                    Chubb Corp. .........................................................       175,300       9,510,025
                    Equitable Cos., Inc. ................................................       331,700       8,209,575
                    General Reinsurance Group............................................        71,600      12,082,500
                    NAC Reinsurance Corp. ...............................................        34,400       1,255,600
                    Progressive Corp., Ohio..............................................        74,600       5,203,350
                    Transatlantic Holdings, Inc. ........................................        86,100       6,855,712
                    UNUM Corp. ..........................................................        39,200       2,788,100
                                                                                                           ------------
                                                                                                            210,134,926
                                                                                                           ------------
                    HEALTHCARE -- 3.1%
                    Drugs -- 2.5%
                    Bristol-Myers Squibb Co. ............................................           900         102,375
                    Lilly (Eli) & Co. ...................................................        43,900       3,358,350
                    Merck & Co., Inc. ...................................................        15,300       1,269,900
                    Pfizer, Inc. ........................................................        89,500       8,021,437
                    Medical Products -- 0.6%
                    American Home Products Corp. ........................................         2,200         141,350
                    Johnson & Johnson Co. ...............................................        54,100       2,874,063
                                                                                                           ------------
                                                                                                             15,767,475
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 7.2%
                    Aerospace & Military Technology -- 2.5%
                    Boeing Co. ..........................................................        83,600       8,307,750
                    General Motors Corp., Class H........................................        84,900       4,627,050
                    Business Services -- 0.0%
                    ACNielsen Corp.+.....................................................           133           2,311
                    Cognizant Corp.+.....................................................           400          13,800
                    Dun & Bradstreet Corp. ..............................................           400           9,050
                    WMX Technologies, Inc. ..............................................         1,400          50,400
                    Electrical Equipment -- 0.1%
                    General Electric Co. ................................................         5,800         603,200

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Machinery -- 1.0%
                    Applied Materials, Inc.+.............................................        92,200    $  3,515,125
                    Smith International, Inc.+...........................................        41,200       1,684,050
                    Transportation -- 3.6%
                    Burlington Northern Santa Fe.........................................       108,300       9,733,462
                    Illinois Central Corp. ..............................................        58,450       1,979,994
                    Union Pacific Corp. .................................................       117,600       6,850,200
                                                                                                           ------------
                                                                                                             37,376,392
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 3.7%
                    Broadcasting & Media -- 3.0%
                    Gannett Co., Inc. ...................................................        90,900       7,135,650
                    News Corp., Ltd. ADR.................................................       261,200       4,505,700
                    Tribune Co. .........................................................        43,100       3,728,150
                    Washington Post Co., Class B.........................................           100          34,800
                    Leisure & Tourism -- 0.7%
                    Disney (Walt) Co. ...................................................        52,200       3,849,750
                                                                                                           ------------
                                                                                                             19,254,050
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 10.3%
                    Communication Equipment -- 0.7%
                    AirTouch Communications, Inc.+.......................................       141,900       3,636,188
                    SBC Communications, Inc. ............................................         1,200          63,150
                    Computers & Business Equipment -- 5.8%
                    Hewlett-Packard Co. .................................................       185,000       9,966,875
                    International Business Machines Corp. ...............................        91,000      14,503,125
                    Komag, Inc.+.........................................................       170,700       5,505,075
                    Electronics -- 3.6%
                    Intel Corp. .........................................................       116,400      14,768,250
                    Novellus Systems, Inc.+..............................................        63,900       3,674,250
                    Telecommunications -- 0.2%
                    Globalstar Telecommunications Ltd.+..................................         9,500         655,500
                    Lucent Technologies, Inc. ...........................................         4,245         217,556
                                                                                                           ------------
                                                                                                             52,989,969
                                                                                                           ------------
                    MATERIALS -- 3.7%
                    Chemicals -- 1.6%
                    Dow Chemical Co. ....................................................           600          50,250
                    Eastman Kodak Co. ...................................................       104,400       8,456,400
                    Forest Products -- 1.0%
                    Fort Howard Corp.+...................................................       123,900       3,500,175
                    International Paper Co. .............................................         1,300          55,250
                    Jefferson Smurfit Corp.+.............................................       104,900       1,416,150
                    Union Camp Corp. ....................................................         2,000          98,250
                    Metals & Minerals -- 1.1%
                    Martin Marietta Materials, Inc. .....................................       235,000       5,522,500
                                                                                                           ------------
                                                                                                             19,098,975
                                                                                                           ------------
                    REAL ESTATE -- 2.1%
                    Real Estate Investment Trusts -- 2.1%
                    Crescent Real Estate Equities........................................        96,100       4,216,387
                    Federal Realty Investment Trust......................................        45,600       1,185,600
                    Kimco Realty Corp. ..................................................         9,650         281,056

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts (continued)
                    Mid-Atlantic Realty Trust............................................        27,800    $    291,900
                    Saul Centers, Inc. ..................................................        28,900         440,725
                    Simon DeBartolo Group, Inc. .........................................           400          10,950
                    United Dominion Realty Trust, Inc. ..................................        50,300         741,925
                    Vornado Realty Trust.................................................        71,800       3,239,975
                    Weingarten Realty Investors..........................................        14,500         567,313
                                                                                                           ------------
                                                                                                             10,975,831
                                                                                                           ------------
                    UTILITIES -- 0.1%
                    Electric Utilities -- 0.0%
                    Carolina Power & Light Co. ..........................................           900          32,962
                    Duke Power Co. ......................................................         1,400          64,925
                    Enova Corp. .........................................................           500          11,188
                    New England Electric Systems.........................................           500          17,125
                    Southern Co. ........................................................         1,600          35,600
                    Wisconsin Energy Corp. ..............................................           800          21,400
                    Telephone -- 0.1%
                    AT&T Corp. ..........................................................        13,900         545,575
                                                                                                           ------------
                                                                                                                728,775
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $378,127,522)...............................                   469,023,750
                                                                                                           ------------
                    PREFERRED STOCK -- 0.4%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.2%
                    Banks -- 0.2%
                    Banc One Corp., Series C.............................................         7,200         654,300
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Communication Equipment -- 0.2%
                    AirTouch Communications, Inc. Class B convertible 6.00%..............        19,580         560,478
                    AirTouch Communications, Inc. Class C convertible 4.25%..............        12,597         579,462
                                                                                                           ------------
                                                                                                              1,139,940
                                                                                                           ------------
                    TOTAL PREFERRED STOCK (cost $1,570,968)..............................                     1,794,240
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $379,698,490)......................                   470,817,990
                                                                                                           ------------

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 8.8%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 8.8%
                    Federal Home Loan Bank Consolidated 5.20% due 12/05/96...............   $13,040,000      13,032,466
                    Federal Home Loan Mortgage Discount Notes 5.22% due 12/09/96.........    11,200,000      11,187,008
                    Federal Home Loan Mortgage Discount Notes 5.33% due 12/02/96.........     6,565,000       6,564,028
                    Federal National Mortgage Association Discount Notes 5.30% due
                      12/06/96...........................................................    14,890,000      14,879,039
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $45,662,541).......................                    45,662,541
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $425,361,031)                          100.0%                                   516,480,532
                    Liabilities in excess of other assets --         0.0                                        (67,160)
                                                                   ------                                  -------------
                    NET ASSETS --                                  100.0%                                  $516,413,371
                                                                   ======                                  =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 94.6%                              SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.4%
                    Apparel & Textiles -- 1.4%
                    NIKE, Inc. .............................................................      93,100    $  5,295,063
                    Retail -- 5.0%
                    Dayton Hudson Corp. ....................................................      96,700       3,759,212
                    Home Depot, Inc. .......................................................     235,400      12,270,225
                    Wal-Mart Stores, Inc. ..................................................     118,700       3,026,850
                                                                                                            -------------
                                                                                                              24,351,350
                                                                                                            -------------
                    CONSUMER STAPLES -- 14.5%
                    Food, Beverage & Tobacco -- 13.6%
                    Campbell Soup Co. ......................................................     102,300       8,452,538
                    McDonald's Corp. .......................................................     151,500       7,082,625
                    PepsiCo, Inc. ..........................................................     353,100      10,548,862
                    Philip Morris Cos., Inc. ...............................................     215,800      22,254,375
                    Wrigley, (Wm) Jr. Co. ..................................................      61,400       3,584,225
                    Household Products -- 0.9%
                    Colgate-Palmolive Co. ..................................................      35,400       3,278,925
                                                                                                            -------------
                                                                                                              55,201,550
                                                                                                            -------------
                    FINANCE -- 18.3%
                    Banks -- 4.8%
                    Chase Manhattan Corp. ..................................................      41,194       3,892,833
                    First Chicago Corp. ....................................................      61,600       3,619,000
                    First Union Corp. ......................................................      52,800       4,032,600
                    Norwest Corp. ..........................................................     144,120       6,737,610
                    Wells Fargo & Co. ......................................................           1             285
                    Financial Services -- 12.4%
                    Federal National Mortgage Association...................................     400,300      16,512,375
                    First Data Corp. .......................................................      58,800       2,344,650
                    Household International, Inc. ..........................................      66,200       6,272,450
                    MBNA Corp. .............................................................     297,700      12,019,637
                    Merrill Lynch & Co., Inc. ..............................................      84,300       6,765,075
                    Travelers Group, Inc. ..................................................      69,200       3,114,000
                    Insurance -- 1.1%
                    Allstate Corp. .........................................................      63,400       3,819,850
                    MGIC Investment Corp. ..................................................       6,100         456,738
                                                                                                            -------------
                                                                                                              69,587,103
                                                                                                            -------------
                    HEALTHCARE -- 13.8%
                    Drugs -- 7.9%
                    Amgen, Inc.+............................................................     113,500       6,909,312
                    Merck & Co., Inc. ......................................................     204,900      17,006,700
                    Pfizer, Inc. ...........................................................      68,500       6,139,313
                    Health Services -- 2.1%
                    Columbia/HCA Healthcare Corp. ..........................................     126,250       5,050,000
                    Pacificare Health Systems, Inc.+........................................      19,700       1,556,300
                    Pacificare Health Systems, Inc., Class B+...............................      14,400       1,195,200

---------------------

                                                                     (UNAUDITED)

                                            COMMON STOCK (continued)                            SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Medical Products -- 3.8%
                    Abbott Laboratories.....................................................     100,200    $  5,586,150
                    Johnson & Johnson Co. ..................................................      64,800       3,442,500
                    Medtronic, Inc. ........................................................      84,300       5,574,337
                                                                                                            -------------
                                                                                                              52,459,812
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 6.4%
                    Aerospace & Military Technology -- 2.2%
                    AlliedSignal, Inc. .....................................................      55,100       4,036,075
                    Boeing Co. .............................................................      33,300       3,309,188
                    United Technologies Corp. ..............................................       6,900         967,725
                    Electrical Equipment -- 0.9%
                    Honeywell, Inc. ........................................................      50,200       3,444,975
                    Machinery -- 2.2%
                    Applied Materials, Inc.+................................................     227,900       8,688,687
                    Transportation -- 1.1%
                    Burlington Northern Santa Fe............................................      45,900       4,125,263
                                                                                                            -------------
                                                                                                              24,571,913
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 7.3%
                    Leisure & Tourism -- 7.3%
                    Disney (Walt) Co. ......................................................     201,512      14,861,510
                    Northwest Airlines Corp.+...............................................     186,200       7,517,825
                    UAL Corp. ..............................................................      97,700       5,617,750
                                                                                                            -------------
                                                                                                              27,997,085
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 26.3%
                    Communication Equipment -- 0.7%
                    Ascend Communications, Inc.+............................................      38,700       2,752,538
                    Computers & Business Equipment -- 8.4%
                    3Com Corp.+.............................................................      47,400       3,560,925
                    Cascade Communications Co.+.............................................      40,000       2,765,000
                    COMPAQ Computer Corp.+..................................................     119,300       9,454,525
                    Dell Computer Corp.+....................................................      29,500       2,997,937
                    Electronic Data Systems Corp. ..........................................      77,600       3,753,900
                    Hewlett-Packard Co. ....................................................     176,200       9,492,775
                    Electronics -- 4.7%
                    Altera Corp.+...........................................................      27,000       2,038,500
                    Intel Corp. ............................................................      92,500      11,735,937
                    Motorola, Inc. .........................................................      74,000       4,097,750
                    Software -- 10.6%
                    Cisco Systems, Inc.+....................................................     252,200      17,118,075
                    Microsoft Corp.+........................................................      73,700      11,561,687
                    Netscape Communications Corp.+..........................................      62,700       3,503,363
                    Oracle Systems Corp.+...................................................     169,700       8,315,300
                    Telecommunications -- 1.9%
                    Lucent Technologies, Inc. ..............................................      87,200       4,469,000
                    MFS Communications, Inc.+...............................................      56,000       2,702,000
                                                                                                            -------------
                                                                                                             100,319,212
                                                                                                            -------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                            COMMON STOCK (continued)                            SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.7%
                    Chemicals -- 0.7%
                    Monsanto Co. ...........................................................      66,400    $  2,639,400
                                                                                                            -------------
                    REAL ESTATE -- 0.9%
                    Real Estate Companies -- 0.9%
                    Green Tree Financial Corp. .............................................      86,000       3,601,250
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $309,095,983)..................................                 360,728,675
                                                                                                            -------------
                                               WARRANTS -- 4.8%+
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 4.8%
                    Electronics -- 4.8%
                    Intel Corp. (cost $3,321,125)...........................................     211,000      18,515,250
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $312,417,108).........................                 379,243,925
                                                                                                            -------------
                                                                                               PRINCIPAL
                                         SHORT-TERM SECURITIES -- 0.3%                          AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 0.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96@...................................................   $ 971,000         971,000
                                                                                                            -------------
                    U.S. GOVERNMENT -- 0.0%
                    United States Treasury Bills 5.14% due 12/19/96@........................     160,000         159,589
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,130,589)...........................                   1,130,589
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $313,547,697)                                              99.7%                 380,374,514
                    Other assets less liabilities --                                    0.3                      992,159
                                                                                      ------                -------------
                    NET ASSETS --                                                     100.0%                $381,366,673
                                                                                      ======                =============

              -----------------------------

              + Non-income producing securities

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------------
                    NUMBER OF                                               EXPIRATION         VALUE AS OF         UNREALIZED
                    CONTRACTS                 DESCRIPTION                      DATE         NOVEMBER 30, 1996     APPRECIATION
                    ----------------------------------------------------------------------------------------------------------
                     12 Long    Standard & Poor's 500 Index.............  December 1996        $ 4,549,500          $397,500
                                                                                                                  ===========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 87.7%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.9%
                    Apparel & Textiles -- 0.2%
                    Footstar, Inc.+.......................................................       12,955    $    265,578
                    Automotive -- 0.7%
                    General Motors Corp. .................................................       25,000       1,362,500
                    Retail -- 5.0%
                    American Stores Co. ..................................................       75,000       2,990,625
                    CVS Corp. ............................................................       45,000       1,850,625
                    Home Depot, Inc. .....................................................       50,000       2,606,250
                    Price/Costco, Inc.+...................................................       80,000       1,860,000
                                                                                                           ------------
                                                                                                             10,935,578
                                                                                                           ------------
                    CONSUMER STAPLES -- 7.4%
                    Food, Beverage & Tobacco -- 3.2%
                    PepsiCo, Inc. ........................................................       43,900       1,311,512
                    Ralston Purina Co. ...................................................       25,000       1,912,500
                    Seagram Co., Ltd. ....................................................       70,000       2,861,250
                    Household Products -- 4.2%
                    Colgate-Palmolive Co. ................................................       15,000       1,389,375
                    Kimberly-Clark Corp. .................................................       30,000       2,932,500
                    Unilever NV...........................................................       20,000       3,462,500
                                                                                                           ------------
                                                                                                             13,869,637
                                                                                                           ------------
                    ENERGY -- 13.1%
                    Energy Services -- 8.5%
                    BJ Services Co.+......................................................       60,000       2,865,000
                    Burlington Resources, Inc. ...........................................       30,000       1,590,000
                    Diamond Offshore Drilling, Inc.+......................................       45,000       2,868,750
                    Halliburton Co. ......................................................       25,000       1,506,250
                    Nabors Industries, Inc. ..............................................      225,000       4,359,375
                    Schlumberger Ltd. ....................................................       25,000       2,600,000
                    Energy Sources -- 4.6%
                    Burlington Northern Santa Fe..........................................       24,500       2,201,937
                    Elf Aquitaine ADR.....................................................       50,000       2,193,750
                    ENSCO International, Inc.+............................................       30,000       1,316,250
                    Louisiana Land & Exploration Co. .....................................       50,000       2,987,500
                                                                                                           ------------
                                                                                                             24,488,812
                                                                                                           ------------
                    FINANCE -- 14.3%
                    Banks -- 1.5%
                    Citicorp..............................................................       25,000       2,731,250
                    Financial Services -- 6.5%
                    American Express Co. .................................................       40,000       2,090,000
                    Bankers Trust New York Corp. .........................................       22,000       1,914,000
                    Equifax, Inc. ........................................................      105,000       3,438,750
                    Federal National Mortgage Association.................................       50,000       2,062,500
                    Travelers Group, Inc. ................................................       60,000       2,700,000

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 6.3%
                    ACE Ltd. .............................................................       35,000    $  2,025,625
                    Allstate Corp. .......................................................       30,000       1,807,500
                    Everest Reinsurance Holdings, Inc. ...................................       70,000       1,968,750
                    General Reinsurance Group.............................................       12,000       2,025,000
                    Marsh & McLennan Cos. ................................................       15,000       1,700,625
                    TIG Holdings, Inc. ...................................................       70,000       2,135,000
                                                                                                           ------------
                                                                                                             26,599,000
                                                                                                           ------------
                    HEALTHCARE -- 13.3%
                    Drugs -- 6.3%
                    American Home Products Corp. .........................................       30,000       1,927,500
                    Amgen, Inc.+..........................................................       30,000       1,826,250
                    Bristol-Myers Squibb Co. .............................................       25,000       2,843,750
                    Lilly (Eli) & Co. ....................................................       40,000       3,060,000
                    Warner-Lambert Co. ...................................................       30,000       2,145,000
                    Health Services -- 1.0%
                    Columbia/HCA Healthcare Corp. ........................................       45,000       1,800,000
                    Medical Products -- 6.0%
                    Allegiance Corp. .....................................................       12,000         271,500
                    Baxter International, Inc. ...........................................       60,000       2,550,000
                    Johnson & Johnson Co. ................................................       65,000       3,453,125
                    Mallinckrodt, Inc. ...................................................       40,000       1,760,000
                    Medtronic, Inc. ......................................................       25,000       1,653,125
                    Pharmacia & Upjohn, Inc. .............................................       40,000       1,545,000
                                                                                                           ------------
                                                                                                             24,835,250
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 13.6%
                    Aerospace & Military Technology -- 5.5%
                    Boeing Co. ...........................................................       20,400       2,027,250
                    Litton Industries, Inc.+..............................................       45,000       2,103,750
                    Lockheed Martin Corp. ................................................       40,000       3,625,000
                    Raytheon Co. .........................................................       50,000       2,556,250
                    Business Services -- 5.5%
                    Cognizant Corp.+......................................................       75,000       2,587,500
                    CUC International, Inc.+..............................................       75,000       1,978,125
                    Pittston Brink's Group................................................       15,000         382,500
                    Primark Corp.+........................................................       50,000       1,312,500
                    WMX Technologies, Inc. ...............................................      110,000       3,960,000
                    Machinery -- 1.0%
                    Deere & Co. ..........................................................       40,000       1,785,000
                    Transportation -- 1.6%
                    Tidewater, Inc. ......................................................       68,000       2,975,000
                                                                                                           ------------
                                                                                                             25,292,875
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 2.8%
                    Broadcasting & Media -- 1.4%
                    Grupo Televisa SA ADR.................................................       35,000         953,750
                    Time Warner, Inc. ....................................................       42,000       1,711,500
                    Leisure & Tourism -- 1.4%
                    Carnival Corp. .......................................................       80,000       2,530,000
                                                                                                           ------------
                                                                                                              5,195,250
                                                                                                           ------------

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 10.3%
                    Computers & Business Equipment -- 0.9%
                    Xerox Corp. ..........................................................       32,000    $  1,572,000
                    Electronics -- 3.0%
                    ADT Ltd.+.............................................................       90,000       1,845,000
                    Intel Corp. ..........................................................       15,000       1,903,125
                    Perkin-Elmer Corp. ...................................................       30,000       1,848,750
                    Software -- 5.6%
                    Cisco Systems, Inc.+..................................................       50,000       3,393,750
                    Informix Corp.+.......................................................       50,000       1,187,500
                    Microsoft Corp.+......................................................       12,000       1,882,500
                    Oracle Systems Corp.+.................................................       40,000       1,960,000
                    Sterling Software, Inc.+..............................................       25,000         828,125
                    VeriFone, Inc.+.......................................................       37,000       1,248,750
                    Telecommunications -- 0.8%
                    Lucent Technologies, Inc. ............................................       30,000       1,537,500
                                                                                                           ------------
                                                                                                             19,207,000
                                                                                                           ------------
                    MATERIALS -- 6.4%
                    Chemicals -- 4.9%
                    IMC Global, Inc. .....................................................       80,000       2,890,000
                    Monsanto Co. .........................................................       70,000       2,782,500
                    Raychem Corp. ........................................................       40,000       3,410,000
                    Metals & Minerals -- 1.5%
                    Potash Corp. of Saskatchewan, Inc. ...................................       36,500       2,751,188
                                                                                                           ------------
                                                                                                             11,833,688
                                                                                                           ------------
                    UTILITIES -- 0.6%
                    Gas & Pipeline Utilities -- 0.6%
                    Transocean Offshore, Inc. ............................................       20,000       1,205,000
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $136,132,691).......................                  163,462,090
                                                                                                           ------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 12.3%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 10.6%
                    Abbott Laboratories, Inc. 5.25% due 12/4/96...........................   $2,390,000       2,388,954
                    Ameritech Capital Funding Corp. 5.25% due 12/23/96....................    1,500,000       1,495,187
                    Assets Securitization Cooperative 5.27% due 12/5/96...................    4,190,000       4,187,547
                    Ciesco L.P. 5.25% due 12/2/96.........................................      795,000         794,884
                    Ciesco L.P. 5.35% due 12/2/96.........................................      885,000         884,869
                    Donnelley(R.R.) & Sons Co. 5.27% due 12/9/96..........................    1,830,000       1,827,857
                    General Electric Capital Corp. 5.23% due 12/13/96.....................    2,905,000       2,899,936
                    Kimberly-Clark Corp. 5.23% due 12/11/96...............................      600,000         599,128
                    Receivables Capital Corp. 5.29% due 12/2/96...........................    1,147,000       1,146,831
                    Vermont American Corp. 5.25% due 12/20/96.............................    3,590,000       3,580,053
                                                                                                           ------------
                                                                                                             19,805,246
                                                                                                           ------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.3%
                    Federal Home Loan Bank Consolidated Discount Notes 5.85% due
                      12/2/96.............................................................      445,000         444,928
                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/2/96...........      205,000         204,967
                    Federal National Mortgage Association 5.23% due 12/19/96..............    1,690,000       1,685,585
                                                                                                           ------------
                                                                                                              2,335,480
                                                                                                           ------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                      SHORT-TERM SECURITIES (continued)                        AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.4%
                    United States Treasury Bills 4.86% due 2/6/97 (cost $708,533).........   $  715,000    $    708,107
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $22,849,259)........................                   22,848,833
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $158,981,950)                                           100.0%                  186,310,923
                    Other assets less liabilities --                                  0.0                        56,655
                                                                                    ------                 ------------
                    NET ASSETS --                                                   100.0%                 $186,367,578
                                                                                    ======                 ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PROVIDENT GROWTH
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 96.5%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 8.2%
                    Apparel & Textile -- 2.6%
                    Gucci Group NV ADR....................................................        7,200    $    528,300
                    NIKE, Inc. ...........................................................       35,800       2,036,125
                    Tommy Hilfiger Corp.+.................................................       29,200       1,576,800
                    Housing -- 0.3%
                    American Standard Cos., Inc.+.........................................       14,600         556,625
                    Retail  --  5.3%
                    CVS Corp. ............................................................       22,700         933,538
                    Home Depot, Inc. .....................................................       25,900       1,350,037
                    Kohl's Corp.+.........................................................       34,600       1,379,675
                    Price/Costco, Inc.+...................................................       60,300       1,401,975
                    Safeway, Inc.+........................................................       45,600       1,852,500
                    Staples, Inc.+........................................................       47,000         928,250
                    Walgreen Co. .........................................................       17,200         718,100
                                                                                                           -------------
                                                                                                             13,261,925
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.3%
                    Household Products  --  2.3%
                    Estee Lauder Cos., Inc., Class A......................................        7,400         370,000
                    Gillette Co. .........................................................       44,600       3,289,250
                                                                                                           -------------
                                                                                                              3,659,250
                                                                                                           -------------
                    ENERGY  --  2.5%
                    Energy Services  --  1.8%
                    Schlumberger Ltd. ....................................................       16,200       1,684,800
                    Tosco Corp. ..........................................................       15,700       1,195,163
                    Energy Sources  --  0.7%
                    Enron Corp. ..........................................................       24,800       1,134,600
                                                                                                           -------------
                                                                                                              4,014,563
                                                                                                           -------------
                    FINANCE  --  17.9%
                    Financial Services  --  15.1%
                    Associates First Capital Corp. Class A................................       41,100       1,988,213
                    Federal Home Loan Mortgage Corp. .....................................       17,900       2,045,075
                    Federal National Mortgage Association.................................      164,500       6,785,625
                    First Data Corp. .....................................................      153,650       6,126,794
                    First USA, Inc. ......................................................       72,000       2,367,000
                    MBNA Corp. ...........................................................      116,100       4,687,537
                    Synovus Financial Corp. ..............................................        6,400         209,600
                    Insurance  --  2.8%
                    American International Group, Inc. ...................................       23,300       2,679,500
                    MGIC Investment Corp. ................................................       23,500       1,759,562
                                                                                                           -------------
                                                                                                             28,648,906
                                                                                                           -------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 20.3%
                    Drugs -- 12.0%
                    Amgen, Inc.+..........................................................       40,500    $  2,465,437
                    Cardinal Health, Inc. ................................................       26,800       2,241,150
                    Elan Corp. PLC ADR+...................................................       40,200       1,195,950
                    Lilly (Eli) & Co. ....................................................       34,200       2,616,300
                    Merck & Co., Inc. ....................................................       38,800       3,220,400
                    Pfizer, Inc. .........................................................       83,000       7,438,875
                    Health Services -- 4.3%
                    Columbia/HCA Healthcare Corp. ........................................       24,900         996,000
                    HEALTHSOUTH Corp.+....................................................       61,200       2,302,650
                    Oxford Health Plans, Inc.+............................................       62,900       3,648,200
                    Medical Products -- 4.0%
                    Boston Scientific Corp.+..............................................       31,200       1,821,300
                    Medtronic, Inc. ......................................................       68,500       4,529,563
                                                                                                           -------------
                                                                                                             32,475,825
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 6.0%
                    Business Services -- 6.0%
                    AccuStaff, Inc.+......................................................       33,100         670,275
                    CUC International, Inc.+..............................................       76,350       2,013,731
                    Fluor Corp. ..........................................................       13,700         931,600
                    Republic Industries, Inc.+............................................       65,100       2,172,713
                    Service Corp. International...........................................       48,800       1,470,100
                    Tyco International Ltd. ..............................................       42,900       2,348,775
                                                                                                           -------------
                                                                                                              9,607,194
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 8.4%
                    Broadcasting & Media -- 1.7%
                    British Sky Broadcast Group PLC ADR...................................       51,500       2,690,875
                    Leisure & Tourism -- 6.7%
                    Circus Circus Enterprises, Inc.+......................................       30,000       1,095,000
                    Disney (Walt) Co. ....................................................       35,834       2,642,757
                    HFS, Inc.+............................................................       73,500       4,759,125
                    Mirage Resorts, Inc.+.................................................       92,900       2,241,213
                                                                                                           -------------
                                                                                                             13,428,970
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 29.2%
                    Communication Equipment -- 5.4%
                    ADC Telecommunications, Inc.+.........................................       36,600       1,326,750
                    Ascend Communications, Inc.+..........................................       25,800       1,835,025
                    Ericsson (L.M.) Telephone Co. ADR.....................................      177,100       5,467,963
                    Computers & Business Equipment -- 4.4%
                    Automatic Data Processing, Inc. ......................................       16,900         724,588
                    Ceridian Corp.+.......................................................       27,100       1,304,187
                    Computer Sciences Corp.+..............................................       30,700       2,413,787
                    Danka Business Systems PLC ADR........................................       44,600       1,873,200
                    Electronic Data Systems Corp. ........................................       16,300         788,513
                    Electronics -- 1.3%
                    Analog Devices, Inc.+.................................................       18,725         601,541
                    Thermo Electron Corp. ................................................       41,150       1,491,687
                    Software -- 14.0%
                    Cisco Systems, Inc.+..................................................       60,600       4,113,225
                    Computer Associates International, Inc. ..............................       70,550       4,638,662

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software (continued)
                    Microsoft Corp.+......................................................       53,000    $  8,314,375
                    Oracle Systems Corp.+.................................................       76,075       3,727,675
                    Paychex, Inc. ........................................................       29,550       1,580,925
                    Telecommunications -- 4.1%
                    Andrew Corp.+.........................................................       15,775         912,978
                    Asia Satellite Telecom Holdings ADR+..................................        7,600         192,850
                    Lucent Technologies, Inc. ............................................       56,400       2,890,500
                    SunGard Data Systems, Inc.+...........................................       25,400       1,066,800
                    WorldCom, Inc.+.......................................................       63,400       1,466,125
                                                                                                           -------------
                                                                                                             46,731,356
                                                                                                           -------------
                    MATERIALS -- 1.4%
                    Chemicals -- 1.0%
                    Monsanto Co. .........................................................       40,000       1,590,000
                    Forest Products -- 0.4%
                    Alco Standard Corp. ..................................................       12,400         641,700
                                                                                                           -------------
                                                                                                              2,231,700
                                                                                                           -------------
                    UTILITIES -- 0.3%
                    Electric Utilities -- 0.3%
                    AES Corp. ............................................................        9,800         478,975
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $109,203,171).......................                  154,538,664
                                                                                                           -------------

                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT -- 4.4%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 4.4%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.75% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $7,000,770 and collateralized by $7,005,000 U.S. Treasury Bonds
                      6.50% due 11/15/26 (cost $6,998,000)................................   $6,998,000       6,998,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $116,201,171)                                           100.9%                  161,536,664
                    Liabilities in excess of other assets --                         (0.9)                   (1,463,619)
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $160,073,045
                                                                                    ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 95.8%                             Shares           Value
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 0.9%
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        39,863    $    450,349
                    Mayne Nickless Ltd. (Industrial & Commercial)........................        37,000         240,925
                    Qantas Airways Ltd. (Industrial & Commercial)........................        47,680          74,124
                    Western Mining Corp. Holdings Ltd. ADR (Materials)...................        72,754         461,892
                    Woolworths Ltd. (Consumer Discretionary).............................       355,218         884,720
                                                                                                           ------------
                                                                                                              2,112,010
                                                                                                           ------------
                    BELGIUM -- 0.3%
                    Delhaize Le-Lion SA (Consumer Discretionary).........................         5,700         334,554
                    Kredietbank NV (Finance).............................................         1,480         485,705
                                                                                                           ------------
                                                                                                                820,259
                                                                                                           ------------
                    BERMUDA -- 0.1%
                    First Pacific Co., Ltd. (Finance)....................................       242,347         336,941
                                                                                                           ------------
                    CANADA -- 0.4%
                    Renaissance Energy Ltd. (Energy).....................................        29,400       1,044,238
                                                                                                           ------------
                    DENMARK -- 0.8%
                    BG Bank (Finance)....................................................         5,700         252,439
                    Den Danske Bank (Finance)............................................        13,300       1,004,276
                    ISS International Service Systems A/S (Industrial & Commercial)......        22,000         608,488
                                                                                                           ------------
                                                                                                              1,865,203
                                                                                                           ------------
                    FINLAND -- 0.8%
                    Kesko (Consumer Discretionary).......................................        12,070         160,760
                    Nokia Corp. (Information Technology).................................        10,900         604,706
                    Orion-yhtyma OY (Healthcare).........................................        21,000         704,911
                    UPM-Kymmene OY (Materials)...........................................        21,900         436,345
                                                                                                           ------------
                                                                                                              1,906,722
                                                                                                           ------------
                    FRANCE -- 3.8%
                    Alcatel Alsthom Compagnie General d'Electricite (Information
                      Technology)........................................................         1,930         175,421
                    Assurance General de France (Finance)................................        27,210         890,714
                    Bouygues SA (Consumer Discretionary).................................         7,905         879,208
                    Eaux (cie Generale) (Industrial & Commercial)........................         5,220         643,531
                    Elf Aquitaine SA (Energy)............................................        15,070       1,315,791
                    GTM-Entrepose (Industrial & Commercial)..............................         6,625         329,107
                    Legris Industries SA (Industrial & Commercial).......................        13,150         568,915
                    Pechiney SA (Materials)..............................................        10,058         404,530
                    Salomon SA (Consumer Discretionary)..................................         5,000         440,292
                    Sefimeg (Real Estate)................................................         4,630         342,123
                    Simco (Real Estate)..................................................           113           9,518
                    Simco registered (Real Estate).......................................         3,550         316,889
                    Societe de Immeubles (Real Estate)...................................         5,195         318,236
                    Total SA, Series B (Energy)..........................................        18,030       1,441,696
                    Unibail SA (Finance).................................................         5,730         546,806
                    Union Immeubles de France (Real Estate)..............................         3,300         263,997
                    USINOR SACILOR (Materials)...........................................        33,200         496,684
                                                                                                           ------------
                                                                                                              9,383,458
                                                                                                           ------------

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 2.3%
                    Bayer AG (Materials).................................................        36,750    $  1,478,745
                    Deutsche Telekom (Information Technology)............................        14,100         306,641
                    Lufthansa AG (Industrial & Commercial)...............................        48,000         617,905
                    Preussag AG (Materials)..............................................         1,300         305,117
                    Schmalbach-Lubeca AG (Materials).....................................         3,700         814,284
                    Sudzucker AG (Consumer Staples)......................................         1,403         647,637
                    Veba AG (Utilities)..................................................        23,470       1,372,555
                    Volkswagen AG (Consumer Discretionary)...............................           550         220,450
                                                                                                           ------------
                                                                                                              5,763,334
                                                                                                           ------------
                    HONG KONG -- 1.1%
                    Asia Satellite Telecom Holdings Ltd. (Information Technology)........        15,000          38,509
                    CITIC Pacific Ltd. (Information & Entertainment).....................        74,000         385,696
                    Dao Heng Bank Group (Finance)........................................        87,000         412,946
                    Guangshen Railway Co., Ltd. ADR (Industrial & Commercial)+...........        11,000         217,250
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................        85,680         170,097
                    Hysan Development Co., Ltd. (Real Estate)............................        46,000         175,802
                    New World Development Co., Ltd. (Real Estate)........................        28,089         189,815
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................        17,000         211,071
                    Swire Pacific Ltd., Class A (Industrial & Commercial)................        35,000         331,576
                    Television Broadcasting Ltd. (Information & Entertainment)...........       100,000         384,118
                    Wharf Holdings Ltd. (Real Estate)....................................        48,000         248,319
                                                                                                           ------------
                                                                                                              2,765,199
                                                                                                           ------------
                    INDIA -- 0.4%
                    Bajaj Auto GDR (Consumer Discretionary)..............................        15,400         431,200
                    Bank of India GDR (Finance)+.........................................        22,000         358,050
                    Industrial Credit & Investment Corp. of India Ltd. GDR (Finance).....        24,000         207,000
                    Industrial Credit & Investment Corp. of India Ltd. GDR (Finance).....         2,000          17,250
                                                                                                           ------------
                                                                                                              1,013,500
                                                                                                           ------------
                    INDONESIA -- 0.6%
                    Hanjaya Mandala Sampoerna (Consumer Staples).........................       144,000         733,817
                    Perusahaan Persero Part Telekom ADR (Utilities)......................         6,000         197,250
                    PT Indosat (Information Technology)..................................       188,000         519,104
                    PT Telekomunikasi Indonesia (Information Technology).................        59,000          97,495
                                                                                                           ------------
                                                                                                              1,547,666
                                                                                                           ------------
                    ITALY -- 1.2%
                    ENI SpA (Energy).....................................................       164,900         868,038
                    Gilardini SpA (Industrial & Commercial)..............................       203,300         235,358
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       471,000         655,569
                    Saipem SpA (Energy)..................................................        72,000         332,940
                    SIP (Finance)........................................................       372,400         876,987
                                                                                                           ------------
                                                                                                              2,968,892
                                                                                                           ------------
                    JAPAN -- 19.5%
                    Amano Corp. (Industrial & Commercial)................................        48,000         543,635
                    Asahi Glass Co., Ltd. (Materials)....................................        93,000         947,147
                    Bank Of Tokyo-Mitsubishi (Finance)...................................        55,300       1,131,247
                    Canon, Inc. (Information Technology).................................        52,000       1,095,698
                    Chiba Bank Ltd. (Finance)............................................        30,000         227,305
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        35,000         639,157
                    Daifuku Co., Ltd. (Industrial & Commercial)..........................        38,000         443,723
                    Daito Trust Construction Co. (Industrial & Commercial)...............        57,000         745,654
                    Daiwa Securities Co., Ltd. (Finance).................................        23,000         248,376
                    DDI Corp. (Healthcare)...............................................           423       3,026,734
                    East Japan Railway (Industrial & Commercial).........................           133         609,535
                    Eisai Co. Ltd. (Healthcare)..........................................        33,250         653,907

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Fuji Photo Film Co., Ltd. (Materials)................................        11,000    $    344,776
                    Furukawa Co., Ltd. (Materials).......................................        74,000         288,464
                    Hirose Electric Co., Ltd. (Information Technology)...................        18,000       1,090,430
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        19,000         560,492
                    House Food Corp. (Consumer Staples)..................................        17,000         289,552
                    Hoya Corp. (Healthcare)..............................................        32,000       1,199,649
                    Ishikawajima-Harima Heavy Industries Co. (Industrial & Commercial)...        64,000         297,805
                    Ito-Yokado Co. (Consumer Discretionary)..............................        10,000         504,829
                    Japan Securities Finance Co., Ltd. (Finance).........................        53,000         758,472
                    Japan Tobacco, Inc. (Consumer Staples)...............................            69         491,299
                    Kamigumi Co., Ltd. (Industrial & Commercial).........................        37,000         280,992
                    Kandenko Co. (Consumer Discretionary)................................        38,400         367,480
                    Kao Corp. (Consumer Staples).........................................        67,000         776,471
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        32,000         323,090
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................        19,000         495,435
                    Kuraray Co., Ltd. (Materials)........................................        67,000         647,059
                    Kyocera Corp. (Information Technology)...............................         8,000         514,135
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................         1,000           6,321
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................         3,000         150,658
                    Maeda Corp. (Industrial & Commercial)................................        11,000         134,241
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)....        72,000       1,245,303
                    Matsushita Electric Works Ltd. (Industrial & Commercial).............        48,000         446,708
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........        70,000         571,554
                    Mitsubishi Materials Corp. (Materials)...............................        40,000         179,104
                    Mitsubishi Oil Co., Ltd. (Utilities).................................        59,000         391,089
                    Mitsui Marine & Fire Co., Ltd. (Finance).............................        75,000         482,660
                    Mitsui Trust & Banking Co. (Finance).................................       136,000       1,301,492
                    National House Industrial Co., Ltd. (Industrial & Commercial)........        36,000         515,189
                    NGK Insulators Ltd. (Industrial & Commercial)........................        26,000         264,794
                    Nikko Securities Co., Ltd. (Finance).................................        49,000         456,014
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        59,000         449,622
                    Nippon Light Metal Co., Ltd. (Materials).............................        62,000         284,688
                    Nippon Steel Corp. (Materials).......................................       146,000         440,948
                    Nisshin Steel Co., Ltd. (Materials)..................................       269,000         824,241
                    NKK Corp. (Materials)................................................       166,000         408,077
                    Nomura Securities International, Inc. (Finance)......................        53,000         893,415
                    Osaka Gas Co., Ltd. (Utilities)......................................       120,000         369,798
                    Rohm Co. (Information Technology)....................................        38,000       2,335,382
                    Sankyo Co., Ltd. (Healthcare)........................................         5,000         133,889
                    Santen Pharmaceutical Co. (Healthcare)...............................        10,200         205,970
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)................        33,400       1,991,097
                    Shimano, Inc. (Industrial & Commercial)..............................        27,000         457,507
                    Shimizu Construction Co. (Consumer Discretionary)....................        48,000         400,351
                    Shiseido Co., Ltd. (Healthcare)......................................        41,000         493,152
                    Sony Music Entertainment, Inc. (Information & Entertainment).........         6,000         246,532
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        36,000         505,707
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance).................        61,000         433,802
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)................        76,000         527,129
                    Sumitomo Rubber Industries Ltd. (Industrial & Commercial)............        38,000         270,904
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        24,000         535,206
                    Takeda Chemical Industries Ltd. (Healthcare).........................        20,000         391,572
                    TDK Corp. (Information Technology)...................................        26,000       1,675,505
                    Toagosei Co., Ltd. (Materials).......................................        29,000         124,249
                    Tokai Bank Ltd. (Finance)............................................        57,000         655,575
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        25,100         566,348
                    Tokyo Gas Co., Ltd. (Utilities)......................................       258,000         761,089

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Tokyo Steel Manufacturing Co., Ltd. (Materials)......................        66,000    $    973,485
                    Toyo Kanetsu K.K. (Energy)...........................................        46,000         185,777
                    Toyota Motor Corp. (Consumer Discretionary)..........................        81,000       2,211,677
                    Ube Industries Ltd. (Materials)......................................        36,000         112,520
                    Ushio, Inc. (Consumer Staples).......................................        43,000         468,130
                    Yakult Honsha Co. (Consumer Staples).................................        30,000         329,236
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................        43,000         875,856
                    Yamatake-Honeywell (Information Technology)..........................        26,000         422,300
                    Yamazaki Baking Co. (Consumer Staples)...............................        19,000         303,600
                                                                                                           ------------
                                                                                                             47,952,011
                                                                                                           ------------
                    KOREA -- 0.5%
                    Hyundai Motor Co. GDR (Consumer Discretionary).......................         1,000          10,375
                    Korea Electric Power Corp. (Utilities)...............................         7,000         223,777
                    Korea Electric Power Corp. ADR (Utilities)...........................         3,400          59,925
                    Korea Mobile Telecommunications ADR (Information Technology).........        58,300         757,900
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        11,000         221,375
                                                                                                           ------------
                                                                                                              1,273,352
                                                                                                           ------------
                    MALAYSIA -- 0.8%
                    AMMB Holdings Bhd (Finance)..........................................        54,000         429,521
                    Malakoff Bhd (Industrial & Commercial)...............................        61,000         277,602
                    Malayan Banking Bhd (Finance)(1).....................................        30,000         296,795
                    Petronas Gas Bhd (Energy)............................................        70,000         285,318
                    Resorts World Bhd (Information & Entertainment)......................       116,000         582,984
                                                                                                           ------------
                                                                                                              1,872,220
                                                                                                           ------------
                    NETHERLANDS -- 2.2%
                    Akzo Nobel NV (Materials)............................................         9,910       1,315,548
                    Apothekers Cooperative Opg (Healthcare)..............................         7,150         189,915
                    CSM NV (Industrial & Commercial).....................................         3,000         161,805
                    Fortis NV (Finance)..................................................        41,900       1,397,234
                    ING Groep NV (Finance)...............................................        39,000       1,366,119
                    SGS Thomson Microelectronics NV (Information Technology).............         4,700         310,856
                    Vendex International NV (Consumer Discretionary).....................        17,200         747,132
                                                                                                           ------------
                                                                                                              5,488,609
                                                                                                           ------------
                    NEW ZEALAND -- 0.3%
                    Fletcher Challenge Ltd. (Industrial & Commercial)....................        82,319         135,832
                    Lion Nathan Ltd. (Consumer Staples)..................................       105,000         269,595
                    Telecommunications Corp. of New Zealand (Utilities)..................        86,000         453,243
                                                                                                           ------------
                                                                                                                858,670
                                                                                                           ------------
                    NORWAY -- 0.6%
                    Bergesen D.Y. AS (Industrial & Commercial)...........................        30,300         694,001
                    Orkla AS (Industrial & Commercial)...................................         5,600         373,450
                    Schibsted AS (Information & Entertainment)...........................        11,600         211,468
                    Unitor AS (Industrial & Commercial)..................................         6,580          83,044
                                                                                                           ------------
                                                                                                              1,361,963
                                                                                                           ------------
                    PHILIPPINES -- 0.2%
                    Manila Electric Co. (Utilities)......................................        42,575         315,838
                    Philippine Commerce International Bank (Finance).....................         4,470          59,519
                                                                                                           ------------
                                                                                                                375,357
                                                                                                           ------------
                    SINGAPORE -- 0.7%
                    Overseas Chinese Banking Corp., Ltd. (Finance).......................        50,600         613,333
                    Overseas Union Bank Ltd. (Finance)...................................        58,000         425,954
                    Singapore Airlines Ltd. (Information & Entertainment)................         8,000          75,294

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        33,400    $    631,087
                                                                                                           ------------
                                                                                                              1,745,668
                                                                                                           ------------
                    SPAIN -- 0.8%
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        26,300         318,751
                    Banco de Santander SA (Finance)......................................         6,100         330,570
                    Repsol SA (Energy)...................................................        15,500         573,742
                    Tabacalera SA (Consumer Staples).....................................        13,300         521,568
                    Viscofan Envoltura (Consumer Staples)................................        11,800         182,183
                                                                                                           ------------
                                                                                                              1,926,814
                                                                                                           ------------
                    SWEDEN -- 1.0%
                    Astra AB (Healthcare)................................................        18,600         891,834
                    Electrolux AB (Consumer Staples).....................................         5,700         333,991
                    Incentive AB (Consumer Discretionary)................................         2,800         185,538
                    Sparbanken Sverige (Finance).........................................        15,500         256,195
                    Stora Kopparbergs (Materials)........................................        51,700         700,563
                                                                                                           ------------
                                                                                                              2,368,121
                                                                                                           ------------
                    SWITZERLAND -- 2.3%
                    Adia SA (Industrial & Commercial)....................................         1,120         288,700
                    Baloise Holdings (Finance)...........................................           354         790,288
                    Ciba-Geigy AG (Materials)............................................         1,510       1,868,531
                    Nestle SA (Consumer Staples).........................................         1,090       1,183,237
                    Sandoz AG (Healthcare)...............................................           590         686,183
                    Schindler Holding AG (Industrial & Commercial).......................           326         342,381
                    Swissair AG (Industrial & Commercial)................................           376         285,570
                    Zurich Versicherun (Finance).........................................         1,190         337,783
                                                                                                           ------------
                                                                                                              5,782,673
                                                                                                           ------------
                    TAIWAN, PROVINCE OF CHINA -- 0.1%
                    Advanced Semiconductor Materials International NV GDR (Information
                      Technology)+.......................................................        35,080         298,180
                                                                                                           ------------
                    THAILAND -- 0.2%
                    Bangkok Bank PLC (Finance)...........................................        12,000         137,194
                    Thai Farmers Bank (Finance)..........................................        42,000         358,489
                                                                                                           ------------
                                                                                                                495,683
                                                                                                           ------------
                    UNITED KINGDOM -- 11.6%
                    Anglian Water PLC (Industrial & Commercial)..........................        79,800         781,498
                    B.A.T. Industries PLC (Industrial & Commercial)......................        91,700         732,305
                    BAA PLC (Industrial & Commercial)....................................       115,000         947,377
                    Barclays PLC (Finance)...............................................        87,000       1,496,318
                    Bass PLC (Consumer Staples)..........................................        53,300         702,094
                    British Aerospace PLC (Industrial & Commercial)......................        37,500         729,447
                    British Petroleum Co. PLC (Energy)...................................       116,200       1,343,587
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        80,300         700,667
                    British Telecommunications PLC (Information Technology)..............       147,700         934,920
                    BTR PLC (Industrial & Commercial)....................................       270,600       1,087,313
                    Cadbury Schweppes PLC (Consumer Staples).............................        86,400         742,999
                    Compass Group (Information & Entertainment)..........................        51,900         529,209
                    General Electric Co. (Industrial & Commercial).......................       122,000         764,038
                    Glaxo Wellcome PLC (Healthcare)......................................        57,600         947,330
                    Grand Metropolitan PLC (Information & Entertainment).................        95,700         747,355
                    Hanson PLC (Industrial & Commercial).................................       338,000         451,765
                    Hepworth PLC (Industrial & Commercial)...............................        74,000         342,132
                    Holliday Chemical Holdings PLC (Finance).............................       167,860         352,766
                    Ladbroke Group PLC (Information & Entertainment).....................       200,000         689,307

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    National Grid Group PLC (Utilities)..................................       286,000    $    937,626
                    National Westminster Bank PLC (Finance)..............................        60,700         706,194
                    Pearson PLC (Information & Entertainment)............................        47,900         591,905
                    Rank Group PLC (Industrial & Commercial).............................       144,700       1,058,247
                    Reed International PLC (Information & Entertainment).................        51,856       1,004,775
                    Refuge Group PLC (Finance)...........................................        73,000         586,037
                    Reuters Holdings PLC (Industrial & Commercial).......................        82,000         998,117
                    Rugby Group PLC (Industrial & Commercial)............................       273,200         440,942
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................       147,600         931,806
                    Sears PLC (Consumer Discretionary)...................................       458,100         716,263
                    Shell Transport & Trading (Energy)...................................        29,220         485,362
                    Siebe PLC (Industrial & Commercial)..................................        42,900         684,828
                    Smithkline Beecham (Healthcare)......................................        57,700         795,461
                    Tesco PLC (Consumer Discretionary)...................................       123,000         702,886
                    TI Group PLC (Industrial & Commercial)...............................       101,300         944,365
                    Tomkins PLC (Industrial & Commercial)................................       134,599         562,338
                    Vodafone Group PLC (Information Technology)..........................       147,900         640,287
                    Wimpey (George) PLC (Consumer Discretionary).........................       330,000         696,284
                                                                                                           ------------
                                                                                                             28,506,150
                                                                                                           ------------
                    UNITED STATES -- 42.3%
                    3Com Corp. (Information Technology)+.................................        19,300       1,449,912
                    Abbott Laboratories (Healthcare).....................................        39,300       2,190,975
                    AirTouch Communications, Inc. (Information Technology)+..............        37,000         948,125
                    AlliedSignal, Inc. (Industrial & Commercial).........................        26,200       1,919,150
                    Altera Corp. (Information Technology)+...............................        13,700       1,034,350
                    American Express Co. (Finance).......................................        15,100         788,975
                    American International Group, Inc. (Finance).........................        19,400       2,231,000
                    Amgen, Inc. (Healthcare)+............................................        32,300       1,966,262
                    Atmel Corp. (Information Technology)+................................        21,300         700,238
                    Boston Scientific Corp. (Healthcare)+................................        18,000       1,050,750
                    Bristol-Myers Squibb Co. (Healthcare)................................        16,600       1,888,250
                    Campbell Soup Co. (Consumer Staples).................................        21,000       1,735,125
                    Carnival Corp. (Information & Entertainment).........................        30,300         958,238
                    Centocor, Inc. (Industrial & Commercial)+............................        14,100         389,513
                    Chase Manhattan Corp. (Finance)......................................        19,600       1,852,200
                    Cisco Systems, Inc. (Information Technology)+........................        29,000       1,968,375
                    Colgate-Palmolive Co. (Consumer Staples).............................        28,600       2,649,075
                    Columbia/HCA Healthcare Corp. (Healthcare)...........................        42,000       1,680,000
                    COMPAQ Computer Corp. (Information Technology)+......................        24,300       1,925,775
                    Cox Communications, Inc., Class A (Information & Entertainment)+.....        28,200         578,100
                    Crown, Cork & Seal, Inc. (Materials).................................        18,900       1,001,700
                    Dean Witter, Discover & Co. (Finance)................................        15,000       1,025,625
                    Dell Computer Corp. (Information Technology)+........................        14,000       1,422,750
                    Disney (Walt) Co. (Information & Entertainment)......................        25,000       1,843,750
                    Electronic Data Systems Corp. (Information Technology)...............        16,500         798,188
                    Enron Corp. (Energy).................................................         7,500         343,125
                    Exxon Corp. (Energy).................................................        18,000       1,703,250
                    Federated Department Stores, Inc. (Consumer Discretionary)+..........        33,400       1,139,775
                    First Chicago Corp. (Finance)........................................        31,142       1,829,592
                    First Data Corp. (Finance)...........................................        22,000         877,250
                    First Union Corp. (Finance)..........................................        11,800         901,225
                    FPL Group, Inc. (Utilities)+.........................................        27,000       1,245,375
                    General Electric Co. (Industrial & Commercial).......................        33,700       3,504,800
                    General Reinsurance Group (Finance)..................................         3,300         556,875
                    Gillette Co. (Consumer Staples)......................................        40,300       2,972,125
                    Hewlett-Packard Co. (Information Technology).........................        11,900         641,113

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    Intel Corp. (Information Technology).................................        34,400    $  4,364,500
                    International Business Machines Corp. (Information Technology).......         8,100       1,290,937
                    Kohl's Corp. (Consumer Discretionary)+...............................        21,600         861,300
                    Kroger Co. (Consumer Discretionary)+.................................        30,300       1,397,587
                    La Quinta Inns, Inc. (Information & Entertainment)...................        30,600         589,050
                    Lowe's Cos., Inc. (Consumer Discretionary)...........................        11,400         463,125
                    Lucent Technologies, Inc. (Information Technology)...................        10,176         521,520
                    MBNA Corp. (Finance).................................................        25,700       1,037,638
                    McDonald's Corp. (Consumer Staples)..................................        17,100         799,425
                    Medtronic, Inc. (Healthcare).........................................        13,800         912,525
                    Merck & Co., Inc. (Healthcare).......................................        57,300       4,755,900
                    Merrill Lynch & Co., Inc. (Finance)..................................        18,560       1,489,440
                    Microsoft Corp. (Information Technology)+............................        12,200       1,913,875
                    Monsanto Co. (Materials).............................................        56,600       2,249,850
                    Morgan Stanley Group, Inc. (Finance).................................        12,600         757,575
                    Morton International, Inc. (Materials)...............................        24,800       1,001,300
                    NationsBank Corp. (Finance)..........................................         5,440         563,720
                    Netscape Communications Corp. (Information Technology)+..............         9,900         553,163
                    Oracle Systems Corp. (Information Technology)+.......................        44,200       2,165,800
                    Oxford Health Plans, Inc. (Healthcare)+..............................        10,900         632,200
                    Pacificare Health Systems, Inc. (Healthcare).........................         3,500         276,500
                    Pacificare Health Systems, Inc., Class B (Healthcare)+...............         4,600         381,800
                    PepsiCo, Inc. (Consumer Staples).....................................        42,900       1,281,637
                    Pfizer, Inc. (Healthcare)............................................        28,000       2,509,500
                    Philip Morris Cos., Inc. (Consumer Staples)..........................        26,400       2,722,500
                    PMI Group, Inc. (Finance)............................................        18,400       1,067,200
                    Price/Costco, Inc. (Consumer Discretionary)..........................        34,200         795,150
                    Procter & Gamble Co. (Consumer Staples)..............................        21,300       2,316,375
                    RJR Nabisco Holdings Corp. (Consumer Staples)........................        17,400         556,800
                    Schering-Plough Corp. (Healthcare)...................................        26,200       1,866,750
                    Sears, Roebuck & Co. (Consumer Discretionary)........................        25,600       1,273,600
                    Solectron Corp. (Information Technology).............................         5,700         333,450
                    Sunbeam Corp. (Consumer Staples).....................................        47,700       1,317,712
                    Tele-Communications Liberty Media Group (Information &
                      Entertainment)+....................................................        33,700         842,500
                    Tele-Communications TCI Group, Series A (Information &
                      Entertainment)+....................................................        29,000         391,500
                    Transocean Offshore, Inc. (Energy)...................................         5,000         301,250
                    Travelers Group, Inc. (Finance)......................................        61,067       2,748,000
                    Tyco International Ltd. (Industrial & Commercial)....................        22,500       1,231,875
                    United States Industries, Inc. (Consumer Staples)....................        21,200         625,400
                    Wendy's International, Inc. (Consumer Staples).......................        44,400         949,050
                    Whitman Corp. (Industrial & Commercial)..............................        21,000         483,000
                                                                                                           ------------
                                                                                                            104,302,885
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $206,010,049)...............................                   236,135,778
                                                                                                           ------------
                                           PREFERRED STOCK -- 0.9%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.1%
                    Dixie Toga SA (Industrial & Commercial)..............................       156,323         127,116
                    Klabin Fabricadora (Materials).......................................       127,525         122,217
                                                                                                           ------------
                                                                                                                249,333
                                                                                                           ------------
                    GERMANY -- 0.8%
                    Henkel KGAA (Consumer Staples)+......................................        20,760       1,033,884
                    Hornbach Holding AG (Consumer Discretionary).........................         8,710         574,777

---------------------

                                                                     (UNAUDITED)

                                         PREFERRED STOCK (continued)
                    ----------------------------------------------------------------------------------------------------
                    KSB Kl Schanz Beck (Finance).........................................         3,210    $    417,398
                                                                                                           ------------
                                                                                                              2,026,059
                                                                                                           ------------
                    TOTAL PREFERRED STOCK (cost $2,130,851)..............................                     2,275,392
                                                                                                           ------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                            (DENOMINATED
                                                                                             IN LOCAL
                                            BONDS & NOTES -- 0.3%                            CURRENCY)
                    ----------------------------------------------------------------------------------------------------
                    JAPAN -- 0.3%
                    Sumitomo Bank Ltd. zero coupon 2001 (Finance)........................    68,000,000         648,507
                                                                                                           ------------
                                              WARRANTS -- 0.0%+                               SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................         8,640    $      5,448
                    Hysan Development Co., Ltd. (Real Estate)............................         2,750           2,098
                                                                                                           ------------
                                                                                                                  7,546
                                                                                                           ------------
                    MALAYSIA -- 0.0%
                    Development & Commercial Bank Holdings Bhd (Finance)(1)..............        32,000          50,400
                    TA Enterprise Bhd (Finance)..........................................        50,000          40,364
                                                                                                           ------------
                                                                                                                 90,764
                                                                                                           ------------
                    THAILAND -- 0.0%
                    Thai Farmers Bank (Finance)..........................................         2,375           2,720
                                                                                                           ------------
                    TOTAL WARRANTS (cost $7,413).........................................                       101,030
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $208,770,710)......................                   239,160,707
                                                                                                           ------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 4.4%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 4.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.88% due 12/02/96 (cost $10,826,000)..............................   $10,826,000      10,826,000
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $219,596,710)                                          101.4%                   249,986,707
                    Liabilities in excess of other assets --                        (1.4)                    (3,504,701)
                                                                                   ------                  ------------
                    NET ASSETS --                                                  100.0%                  $246,482,006
                                                                                   ======                  ============

              -----------------------------

              +   Non-income producing securities

              (1) Fair valued security; see Note 2

              ADR -- American Depositary Receipt

              GDR -- Global Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 92.2%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 2.3%
                    Amcor Holdings Ltd. (Materials)......................................        15,900    $     97,968
                    Australian National Industries Ltd. (Materials)......................        20,100          20,777
                    Boral Ltd. (Industrial & Commercial).................................        26,067          68,106
                    Brambles Industries Ltd. (Industrial & Commercial)...................         6,300         110,247
                    Broken Hill Proprietary Co. (Materials)..............................        44,700         655,619
                    Burns Philp & Co., Ltd. (Consumer Staples)...........................        13,900          24,324
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        12,000         135,569
                    Coles Myer Ltd. (Consumer Discretionary).............................        32,100         119,924
                    CRA Ltd. (Materials).................................................         7,500         125,204
                    CSR Ltd. (Industrial & Commercial)...................................        25,700          84,091
                    Fosters Brewing Group Ltd. (Consumer Staples)........................        57,600         107,361
                    General Property Trust (Real Estate).................................        20,300          40,977
                    Gio Australia Holdings Ltd. (Finance)................................        11,600          31,724
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................        32,614          41,411
                    Highlands Gold Ltd. (Materials)......................................         5,459           3,288
                    ICI Australia Ltd. (Materials).......................................         8,200          84,096
                    Lend Lease Corp., Ltd. (Real Estate).................................         6,822         126,601
                    M.I.M. Holdings Ltd. (Materials).....................................        40,030          57,018
                    National Australia Bank Ltd. (Finance)...............................        34,149         425,264
                    Newcrest Mining Ltd. (Materials).....................................         7,931          29,049
                    News Corp., Ltd. (Information & Entertainment).......................        45,814         243,874
                    Normandy Mining Ltd. (Materials).....................................        39,222          52,675
                    North Ltd. (Materials)...............................................        18,450          55,263
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        26,100          59,907
                    Pioneer International Ltd. (Consumer Staples)........................        24,700          68,354
                    Renison Goldfields Consolidated Ltd. (Materials).....................         5,722          24,777
                    Santos Ltd. (Energy).................................................        15,700          63,894
                    Sons Of Gwalia Ltd. (Materials)......................................         3,400          18,541
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        19,243          63,277
                    TABCORP. Holdings Ltd. (Information & Entertainment).................        10,300          47,451
                    TNT Ltd. (Industrial & Commercial)...................................         8,400          16,546
                    Western Mining Corp. Holdings Ltd. (Materials).......................        25,365         161,035
                    Westfield Trust (Real Estate)(1).....................................        24,086          48,619
                    Westfield Trust new (Real Estate)(1).................................         1,047           2,028
                    Westpac Banking Corp. (Finance)......................................        44,900         268,611
                                                                                                           -------------
                                                                                                              3,583,470
                                                                                                           -------------
                    BRAZIL -- 0.2%
                    Centrais Electricas Brasileiras SA (Utilities).......................       695,000         222,023
                    Companhia Paulista de Forca e Luz (Utilities)........................       194,000          19,438
                    Companhia Siderurgica Nacional (Materials)...........................       633,000          17,280
                    Light Particapacoes (Utilities)......................................       308,000          57,873
                    Light-Servicos de Eletricidade SA (Utilities)........................       138,000          43,618
                    Telec de Sao Paulo SA (Utilities)....................................        11,142           1,968
                                                                                                           -------------
                                                                                                                362,200
                                                                                                           -------------
                    FRANCE -- 6.6%
                    Accor SA (Information & Entertainment)...............................           923         118,383
                    Alcatel Alsthom (Information Technology).............................         3,818         347,024
                    AXA SA (Finance).....................................................         5,310         319,080

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Banque National Paris (Finance)......................................         5,370    $    213,821
                    BIC (Industrial & Commercial)........................................         1,025         153,442
                    Bouygues SA (Consumer Discretionary).................................           956         106,328
                    Canal Plus SA (Information & Entertainment)..........................           715         163,974
                    Carrefour SA (Consumer Discretionary)................................         1,075         663,875
                    Cie de St. Gobain (Materials)........................................         2,703         388,597
                    Cie Financiere de Paribas (Finance)..................................         2,714         186,465
                    Cie Generale des Eaux (Industrial & Commercial)......................         2,979         367,257
                    Compagnie Bancaire SA (Finance)......................................           730          83,009
                    Compaignie UAP SA (Finance)..........................................         9,204         245,085
                    Compaynie de Suez SA (Finance).......................................         4,752         203,314
                    Ecco SA (Industrial & Commercial)(2).................................            25           5,872
                    Elf Aquitaine SA (Energy)............................................         8,150         711,592
                    Eridania Beghin-Say SA (Consumer Staples)............................         1,050         163,013
                    Essilor International (Healthcare)...................................           270          77,736
                    Etablissements Economiques du Casino Guichard-Perrachon
                      (Consumer Discretionary)...........................................         2,400         108,656
                    Groupe Danone (Consumer Staples).....................................         2,227         327,839
                    Groupe Saint Louis (Materials).......................................           270          68,485
                    Havas SA (Industrial & Commercial)...................................         1,852         131,177
                    L' Oreal (Consumer Staples)..........................................         1,903         696,166
                    L'Air Liquide SA (Materials).........................................         2,055         327,695
                    Lafarge SA (Materials)...............................................         3,204         202,404
                    Legrand SA (Consumer Staples)........................................           865         149,857
                    Lyonnaise des Eaux SA (Multi-industry)...............................         1,770         168,468
                    Michelin SA (Consumer Discretionary).................................         4,671         239,550
                    Moet Hennessy Louis Vuitton (Consumer Staples).......................         2,675         677,993
                    Pernod-Ricard (Consumer Staples).....................................         1,825         100,966
                    Peugeot SA (Consumer Discretionary)..................................         1,650         202,783
                    Pinault Printemps Redoute (Consumer Discretionary)...................           585         232,822
                    Promodes (Consumer Discretionary)....................................           535         148,708
                    Rhone Poulenc SA (Healthcare)........................................         9,526         308,549
                    Sagem SA (Industrial & Commercial)...................................            90          55,132
                    Sanofi SA (Consumer Staples).........................................         2,942         263,574
                    Schneider SA (Industrial & Commercial)...............................         4,172         198,465
                    Simco (Real Estate)..................................................            46           3,875
                    Simco registered (Real Estate).......................................           975          87,033
                    Societe Eurafrance SA (Finance)......................................            90          40,660
                    Societe Generale (Finance)...........................................         2,240         244,849
                    Sodexho SA (Industrial & Commercial).................................           185          92,504
                    Thomson CSF (Industrial & Commercial)................................         3,800         122,865
                    Total SA, Series B (Energy)..........................................         6,642         531,101
                    USINOR SACILOR (Materials)...........................................         7,910         118,337
                                                                                                           -------------
                                                                                                             10,368,380
                                                                                                           -------------
                    GERMANY -- 10.2%
                    Adidas AG (Consumer Discretionary)...................................         1,750         151,892
                    Agiv AG (Multi-industry).............................................         1,900          24,521
                    Allianz AG Holding (Finance).........................................           850       1,550,127
                    AMB Aachener Und Muenchner (Finance).................................           150         107,275
                    BASF AG (Materials)..................................................        23,150         856,254
                    Bayer AG (Materials).................................................        28,050       1,128,675
                    Bayerische Hypotheken Und Bank AG (Finance)..........................        10,150         318,404
                    Bayerische Vereinsbank AG (Finance)..................................        10,300         431,594
                    Beiersdorf AG (Consumer Staples).....................................         3,050         152,292
                    Bilfinger & Berger (Industrial & Commercial).........................         1,800          67,525
                    Brau Und Brunnen AG (Consumer Staples)...............................           300          20,480

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    CKAG Colonia Konzern AG (Finance)....................................         1,250    $     96,060
                    Continental AG (Consumer Discretionary)..............................         4,300          74,365
                    Daimler-Benz AG (Consumer Discretionary).............................        20,700       1,351,872
                    Degussa AG (Materials)...............................................           450         186,659
                    Deutsche Bank AG (Finance)...........................................        19,750         941,210
                    Deutsche Telekom (Information Technology)............................        24,272         527,858
                    Dresdner Bank AG (Finance)...........................................        18,150         538,682
                    Heidelberg Zement (Materials)........................................         1,650         120,256
                    Hochtief AG (Industrial & Commercial)................................         3,200         128,990
                    Karstadt AG (Consumer Discretionary).................................           350         121,627
                    Klockner Humboldt Deutz AG (Industrial & Commercial).................         2,200          10,084
                    Linde AG (Industrial & Commercial)...................................           400         242,897
                    Lufthansa AG (Information & Entertainment)...........................        15,000         193,095
                    Manitoba AG (Industrial & Commercial)................................           500         117,840
                    Mannesmann AG (Industrial & Commercial)..............................         1,250         521,341
                    Merck KGAA (Healthcare)..............................................         6,696         247,492
                    Metro AG (Consumer Discretionary)....................................         2,360         197,932
                    Metro AG (Consumer Discretionary)....................................         1,200         100,644
                    Munchener Ruckversicherungs (Finance)................................           304         730,304
                    Preussag AG (Materials)..............................................           650         152,558
                    RWE AG (Utilities)...................................................        13,650         603,472
                    SAP AG (Materials)...................................................         2,441         334,068
                    Schering AG (Consumer Staples).......................................         2,850         234,026
                    Siemens AG (Industrial & Commercial).................................        22,900       1,103,238
                    Strabag AG (Consumer Staples)........................................           150          11,708
                    Thyssen AG (Materials)...............................................         1,400         251,037
                    Veba AG (Utilities)..................................................        19,500       1,140,384
                    Viag AG (Materials)..................................................         1,100         416,585
                    Viag AG (Materials)..................................................           171          63,704
                    Volkswagen AG (Consumer Discretionary)...............................         1,150         460,942
                                                                                                           -------------
                                                                                                             16,029,969
                                                                                                           -------------
                    HONG KONG -- 6.9%
                    Applied International Holdings Ltd. (Information & Entertainment)....        32,000           1,862
                    Bank of East Asia Ltd. (Finance).....................................        42,283         181,010
                    Cathay Pacific Airways Ltd. (Industrial & Commercial)................       157,000         258,892
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       118,000       1,037,765
                    China Light & Power Co., Ltd. (Utilities)............................       106,000         455,147
                    Chinese Estates Ltd. (Real Estate)...................................        88,722         102,698
                    Dickson Concept Industries Ltd. (Consumer Discretionary).............        16,800          61,707
                    Evergo China Holdings Ltd. (Real Estate).............................        13,818           2,609
                    Giordano International Ltd. (Consumer Discretionary).................        34,000          29,902
                    Hang Lung Development Co. (Real Estate)..............................        67,000         149,476
                    Hang Seng Bank Ltd. (Finance)........................................       102,800       1,239,796
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................       104,320         207,102
                    Hong Kong Aircraft Engineering Co., Ltd. (Industrial & Commercial)...        10,000          28,906
                    Hong Kong Telecommunications Ltd. (Information Technology)...........       591,489       1,025,084
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........        68,000         135,437
                    Hopewell Holdings Ltd. (Real Estate).................................       228,000         150,388
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       189,000       1,460,521
                    Hysan Development Co., Ltd. (Real Estate)............................        56,000         214,020
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............        22,000          55,626
                    Melco International Development Ltd. (Consumer Staples)..............         2,500             824
                    Miramar Hotel & Investment Co., Ltd. (Information & Entertainment)...        31,000          60,741
                    New World Development Co., Ltd. (Real Estate)........................        81,712         552,180
                    Oriental Press Group (Information & Entertainment)...................        76,000          42,757
                    Peregrine Investment Holdings Ltd. (Finance).........................        21,000          38,839

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG (continued)
                    Shangri-La Asia Ltd. (Information & Entertainment)...................        58,000    $     91,516
                    Shun Tak Holdings Ltd. (Industrial & Commercial).....................        88,000          61,459
                    South China Morning Post Ltd. (Information & Entertainment)..........       100,000          91,180
                    Stelux Holdings International Ltd. (Consumer Discretionary)..........        56,000          13,326
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................       123,000       1,527,160
                    Swire Pacific Ltd., Class A (Multi-industry).........................        84,000         795,784
                    Television Broadcasting Ltd. (Information & Entertainment)...........        23,000          88,347
                    Wharf Holdings Ltd. (Real Estate)....................................       116,000         600,103
                    Wing Lung Bank Ltd. (Finance)........................................         8,168          54,140
                    Winsor Industrial Corp., Ltd. (Consumer Discretionary)...............        18,500           4,379
                    Winsor Properties Holdings Ltd. (Real Estate)........................         9,250          13,937
                                                                                                           -------------
                                                                                                             10,834,620
                                                                                                           -------------
                    INDONESIA -- 0.0%
                    PT Lippo Bank (Finance)..............................................         2,000           3,241
                    PT Polysindo Eka Perkasa (Consumer Discretionary)....................        14,000           7,463
                                                                                                           -------------
                                                                                                                 10,704
                                                                                                           -------------
                    ITALY -- 3.8%
                    Acciaierie & Ferriere Lombarde (Materials)...........................         7,000          25,004
                    Assicurazione Generali SpA (Finance).................................        31,010         623,903
                    Banca Commerciale Italiana SpA (Finance).............................        45,200          82,889
                    Banco Ambrosiano Veneto SpA (Finance)................................        17,900          39,792
                    Benetton Group SpA (Consumer Discretionary)..........................         7,825          99,571
                    Burgo (Cartiere) SpA (Materials).....................................         5,700          27,260
                    Cogefar-Impresit SpA (Industrial & Commercial).......................        10,000           7,988
                    Credito Italiano SpA (Finance).......................................        88,500          96,910
                    Edison SpA (Utilities)...............................................        24,000         153,092
                    ENI SpA (Energy).....................................................       283,000       1,489,719
                    Fiat SpA (Consumer Discretionary)....................................       113,200         330,800
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        27,700          45,224
                    Gilardini SpA (Industrial & Commercial)..............................        15,000          17,365
                    Istituto Bancario San Paolotorno (Finance)...........................        30,800         193,014
                    Istituto Mobiliare Italiano (Finance)................................        22,200         186,495
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       139,700         194,444
                    Italcementi Fabbriche SpA (Materials)................................         9,550          55,784
                    Italcementi Fabbriche SpA nonconvertible (Materials).................         5,150          12,808
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        22,900          95,168
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA
                      (Consumer Discretionary)...........................................         9,000          52,245
                    Mediaset SpA (Information & Entertainment)...........................        43,000         205,930
                    Mediobanca SpA (Finance).............................................        16,200          93,292
                    Montedison SpA (Multi-industry)......................................       149,650         106,022
                    Montedison SpA nonconvertible (Multi-industry).......................        37,100          22,515
                    Olivetti Group (Information Technology)..............................       125,500          44,125
                    Parmalat Finanziar (Finance).........................................        52,920          82,909
                    Pirelli SpA (Consumer Discretionary).................................        64,000         116,943
                    Riunione Adriatica de Sicur (Finance)................................        11,725         116,016
                    Saffa SpA (Materials)................................................         1,300           2,277
                    Sasib SpA (Industrial & Commercial)..................................         5,400          17,098
                    Sirti SpA (Consumer Discretionary)...................................         9,600          58,071
                    SNIA BPD SpA (Multi-industry)........................................        23,000          22,606
                    Societa Assicuratrice Industriale SpA (Finance)......................         4,950          43,118
                    Telecome Italia Mobile SpA (Information Technology)..................       237,900         559,460
                    Telecome Italia SpA (Information Technology).........................       232,500         547,528
                    Telecome Italia SpA nonconvertible (Information Technology)..........        56,000         102,879
                                                                                                           -------------
                                                                                                              5,970,264
                                                                                                           -------------

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN -- 32.9%
                    Advantest Corp. (Information Technology).............................         3,200    $    136,541
                    Ajinomoto Co., Inc. (Consumer Staples)...............................        52,000         588,938
                    Aoki Corp. (Industrial & Commercial).................................        26,000          67,111
                    Aoyama Trading Co., Ltd. (Consumer Discretionary)....................         2,600          73,960
                    Asahi Breweries Ltd. (Consumer Staples)..............................        26,000         278,490
                    Asahi Chemical Industry Co., Inc. (Materials)........................        78,000         512,239
                    Asahi Glass Co., Ltd. (Materials)....................................        74,000         753,644
                    Bridgestone Corp. (Industrial & Commercial)..........................        26,000         479,368
                    Canon, Inc. (Information Technology).................................        39,000         821,773
                    Casio Computer Co. (Information Technology)..........................        16,000         129,798
                    Chiyoda Corp. (Consumer Staples).....................................        10,000          85,162
                    Chugai Pharmaceutical Co., Ltd. (Healthcare).........................        26,000         227,357
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        52,000         949,605
                    Daiei, Inc. (Consumer Discretionary).................................        36,000         297,735
                    Daikin Industries Ltd. (Consumer Staples)............................        26,000         241,967
                    Daiwa House Industry Co., Ltd. (Consumer Discretionary)..............        26,000         360,667
                    Daiwa Securities Co., Ltd. (Finance).................................        52,000         561,545
                    Ebara Corp. (Industrial & Commercial)................................        18,000         252,853
                    Fanuc Ltd. (Information Technology)..................................        11,100         361,554
                    Fuji Photo Film Co., Ltd. (Materials)................................        20,000         626,866
                    Fujitsu Ltd. (Information Technology)................................        84,000         803,863
                    Furukawa Electric Co., Ltd. (Industrial & Commercial)................        43,000         225,382
                    Hankyu Corp. (Industrial & Commercial)...............................        52,000         262,968
                    Hazama Corp. (Consumer Staples)......................................        26,000          86,286
                    Hitachi Ltd. (Information Technology)................................       130,000       1,209,833
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        41,000       1,209,482
                    Industrial Bank of Japan Ltd. (Finance)..............................           240           4,741
                    Ito-Yokado Co. (Consumer Discretionary)..............................        17,000         858,209
                    Japan Airlines Co., Ltd. (Information & Entertainment)...............       105,000         613,038
                    Japan Energy Corp. (Energy)..........................................        66,000         214,399
                    Jusco Co., Ltd. (Consumer Discretionary).............................        21,000         682,177
                    Kajima Corp. (Industrial & Commercial)...............................        52,000         415,452
                    Kansai Electric Power Co., Inc. (Utilities)..........................        27,800         580,895
                    KAO Corp. (Consumer Staples).........................................        48,000         556,277
                    Kawasaki Steel Corp. (Materials).....................................       134,000         420,000
                    Kinki Nippon Railway Co., Ltd. (Industrial & Commercial).............        78,900         516,764
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        52,000         525,022
                    Komatsu Ltd. (Industrial & Commercial)...............................        52,000         437,823
                    Kubota Ltd. (Industrial & Commercial)................................        78,000         443,073
                    Kumagai Gumi Co., Ltd. (Consumer Discretionary)......................        52,000         147,006
                    Kyocera Corp. (Information Technology)...............................         8,000         514,135
                    Kyowa Hakko Kogyo Co., Ltd. (Materials)..............................        26,000         219,140
                    Marubeni Corp. (Consumer Discretionary)..............................        78,000         352,678
                    Marui Co., Ltd. (Consumer Discretionary).............................        16,000         303,424
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)....        78,000       1,349,078
                    Mitsubishi Chemical Corp. (Materials)................................        78,000         295,154
                    Mitsubishi Corp. (Consumer Discretionary)............................        73,000         846,005
                    Mitsubishi Electric Corp. (Information Technology)...................        92,000         529,061
                    Mitsubishi Estate Co., Ltd. (Real Estate)............................        56,000         707,989
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........       143,000       1,167,603
                    Mitsubishi Materials Corp. (Materials)...............................        53,000         237,313
                    Mitsui & Co. (Materials).............................................        78,000         662,897
                    Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                      Commercial)........................................................        52,000         128,288
                    Mitsui Fudosan Co., Ltd. (Real Estate)...............................        42,000         497,805
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        29,000         253,336
                    Murata Manufacturing Co. (Industrial & Commercial)...................        10,000         341,528

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    NEC Corp. (Information Technology)...................................        62,000    $    751,185
                    New Oji Paper Co., Ltd. (Information & Entertainment)................        49,000         350,615
                    NGK Insulators Ltd. (Industrial & Commercial)........................        26,000         264,794
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        51,000         388,657
                    Nippon Fire & Marine Insurance Co., Ltd. (Finance)...................        26,000         140,843
                    Nippon Light Metal Co., Ltd. (Materials).............................        25,000         114,794
                    Nippon Meat Packers, Inc. (Consumer Staples).........................        26,000         340,123
                    Nippon Oil Co., Ltd. (Energy)........................................        78,000         440,334
                    Nippon Steel Corp. (Materials).......................................       290,000         875,856
                    Nippon Yusen Kabushiki Kaish (Industrial & Commercial)...............        78,000         373,222
                    Nippondenso Co., Ltd. (Industrial & Commercial)......................        26,000         604,917
                    Nissan Motor Co., Ltd. (Consumer Discretionary)......................        99,000         703,169
                    NKK Corp. (Materials)................................................       153,000         376,119
                    Nomura Securities International, Inc. (Finance)......................        78,000       1,314,838
                    Odakyu Electric Railway Co., Ltd. (Industrial & Commercial)..........        52,600         324,190
                    Oji Paper Co. (Materials)............................................         3,000          21,466
                    Osaka Gas Co., Ltd. (Utilities)......................................       116,000         357,471
                    Penta Ocean Construction Co., Ltd. (Industrial & Commercial).........        26,000         132,853
                    Pioneer Electronic NV (Information Technology).......................         8,000         172,081
                    Rohm Co. (Information Technology)....................................         2,000         122,915
                    Sankyo Co., Ltd. (Healthcare)........................................        26,000         696,225
                    Sanyo Electric Co., Ltd. (Information Technology)....................        78,000         365,004
                    Secom Co. (Information Technology)...................................         6,000         361,896
                    Sega Enterprises Ltd. (Consumer Discretionary).......................         5,100         199,701
                    Sekisui House Ltd. (Consumer Discretionary)..........................        26,000         278,490
                    Sharp Corp. (Information Technology).................................        52,000         812,643
                    Shimano, Inc. (Industrial & Commercial)..............................         7,000         118,613
                    Shimizu Corp. (Consumer Discretionary)...............................        37,000         308,604
                    Shin Etsu Chemical Co., Ltd. (Materials).............................        11,200         204,530
                    Shiseido Co., Ltd. (Healthcare)......................................        11,000         132,309
                    Showa Denko KK (Materials)...........................................        52,000         130,114
                    Sony Corp. (Information Technology)..................................        12,400         793,644
                    Sumitomo Chemical Co., Ltd. (Materials)..............................       105,000         457,243
                    Sumitomo Corp. (Consumer Discretionary)..............................        52,000         440,562
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        35,000         491,659
                    Sumitomo Forestry Co., Ltd. (Materials)..............................        11,000         149,693
                    Sumitomo Metal Industries Ltd. (Materials)...........................       183,000         486,822
                    Sumitomo Metal Mining Co., Ltd. (Materials)..........................        25,000         183,275
                    Sumitomo Osaka Cement Co., Ltd. (Materials)..........................        26,000          98,156
                    Taisei Corp. (Consumer Discretionary)................................        52,000         288,990
                    Takeda Chemical Industries Ltd. (Healthcare).........................        40,000         783,143
                    Teijin Ltd. (Consumer Discretionary).................................        52,000         247,902
                    Tobu Railway Co., Ltd. (Industrial & Commercial).....................        52,000         288,990
                    Tohoku Electric Power Co., Inc. (Utilities)..........................        18,700         382,537
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)....................        78,000         862,862
                    Tokyo Dome Corp. (Industrial & Commercial)...........................        12,000         249,693
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        48,500       1,094,337
                    Tokyo Electron Ltd. (Information Technology).........................         6,000         171,203
                    Tokyo Gas Co. Ltd. (Utilities).......................................        76,000         224,197
                    Tokyu Corp. (Industrial & Commercial)................................        52,000         346,971
                    Toppan Printing Co., Ltd. (Information & Entertainment)..............        36,000         474,100
                    Toray Industries, Inc. (Materials)...................................        78,000         502,651
                    Toto Ltd. (Materials)................................................        26,000         340,123

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Toyobo Co., Ltd. (Consumer Discretionary)............................        52,000    $    163,898
                    Toyota Motor Corp. (Consumer Discretionary)..........................       121,000       3,303,863
                    Ube Industries Ltd. (Materials)......................................        52,000         162,529
                    Yamaichi Securities Co., Ltd. (Finance)..............................        52,000         274,381
                                                                                                           -------------
                                                                                                             51,467,292
                                                                                                           -------------
                    KOREA -- 0.7%
                    Cho Hung Bank (Finance)..............................................         3,880          30,518
                    Commerce Bank Korea (Finance)........................................         3,480          24,013
                    Daewoo Corp. (Industrial & Commercial)...............................         2,690          22,326
                    Daewoo Heavy Industries (Industrial & Commercial)....................         8,430          58,068
                    Daewoo Securities Co., Ltd. (Finance)................................         1,170          19,054
                    Dong Construction (Industrial & Commercial)..........................           860          21,994
                    Hanil Bank (Finance).................................................         3,960          26,179
                    Hyundai Motor Co. (Consumer Discretionary)...........................           950          31,818
                    Hyundai, Engineering & Construction Co. (Industrial & Commercial)....         1,170          32,880
                    Korea Electric Power Corp. (Utilities)...............................        11,920         381,060
                    Korea First Bank (Finance)...........................................         3,580          20,730
                    Korea Mobile Telecommunications Corp. (Information Technology).......            90          89,296
                    LG Chemicals (Materials).............................................         1,840          20,643
                    Pohang Iron & Steel Co., Ltd. (Materials)............................         2,230         146,250
                    Samsung Co. (Information Technology).................................         1,400          18,747
                    Samsung Disposal Devices (Information Technology)....................           590          37,606
                    Samsung Electronic (Information Technology)..........................         1,660         125,824
                    Tongyang Cement (Materials)..........................................           230           4,772
                    Yukong Ltd. (Energy).................................................         1,756          47,338
                                                                                                           -------------
                                                                                                              1,159,116
                                                                                                           -------------
                    MALAYSIA -- 0.0%
                    Malaysian Oxygen Bhd (Materials).....................................         2,000          10,210
                    Metroplex Bhd (Real Estate)..........................................        20,000          25,643
                    Public Bank Bhd (Finance)............................................         2,333           4,985
                                                                                                           -------------
                                                                                                                 40,838
                                                                                                           -------------
                    NETHERLANDS -- 2.4%
                    ABN AMRO Holdings NV (Finance).......................................         4,810         311,591
                    Akzo Nobel NV (Materials)............................................         1,175         155,981
                    Elsevier NV (Consumer Discretionary).................................        11,600         197,785
                    Getronics NV (Information Technology)................................         1,800          48,228
                    Heineken NV (Consumer Staples).......................................           600         107,696
                    ING Groep NV (Finance)...............................................        10,791         377,995
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........         1,294          33,395
                    Koninlijke Ahold NV (Consumer Discretionary).........................         1,575          35,897
                    Koninlijke KNP BT (Materials)........................................         1,925         120,459
                    Koninlijke PTT Nederland NV (Information Technology).................         7,588         284,280
                    Nedlloyd Groep NV (Industrial & Commercial)..........................           350           8,891
                    Philips Electronics NV (Information Technology)......................         5,050         204,132
                    Royal Dutch Petroleum Co. (Energy)...................................         7,900       1,332,320
                    Stork NV (Industrial & Commercial)...................................           425          14,123
                    Unilever NV CVA (Consumer Staples)...................................         2,400         415,334
                    Wolters Kluwer NV (Information & Entertainment)......................         1,050         137,317
                                                                                                           -------------
                                                                                                              3,785,424
                                                                                                           -------------
                    PORTUGAL -- 0.1%
                    Banco Portugues do Atlantico SA (Finance)............................         8,700         137,307
                                                                                                           -------------

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 4.7%
                    Amcol Holdings Ltd. (Consumer Staples)(2)............................        17,000    $     31,758
                    City Developments Ltd. (Real Estate).................................        62,000         548,164
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................        15,000         170,053
                    DBS Land Ltd. (Real Estate)..........................................        75,000         267,380
                    Development Bank of Singapore (Finance)..............................        52,000         671,087
                    First Capital Corp., Ltd. (Real Estate)..............................        19,000          54,189
                    Fraser & Neave Ltd. (Consumer Staples)...............................        24,800         258,168
                    Hai Sun Hup Group Ltd. (Finance).....................................        31,000          22,324
                    Hotel Properties Ltd. (Real Estate)..................................        36,000          59,551
                    Inchcape Bhd (Multi-industry)........................................        15,000          50,053
                    Jurong Shipyard Ltd. (Industrial & Commercial).......................        11,000          53,725
                    Keppel Corp. Ltd. (Industrial & Commercial)..........................        42,000         326,417
                    NatSteel Ltd. (Materials)............................................        32,000          66,624
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................        64,000          55,216
                    Overseas Chinese Banking Corp., Ltd. (Finance).......................        76,779         930,655
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........        10,000          49,198
                    Parkway Holdings Ltd. (Real Estate)..................................        25,000          94,474
                    Robinson & Co., Ltd. (Consumer Discretionary)........................         7,000          30,196
                    Shangri-La Hotel Ltd. (Information & Entertainment)..................        14,000          49,911
                    Singapore Airlines Ltd. (Information & Entertainment)................        99,000         931,765
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        26,800         506,381
                    Singapore Tech Industrial Corp. (Industrial & Commercial)............        58,000         140,606
                    Singapore Telecommunications Ltd. (Information Technology)...........       481,000       1,118,046
                    Straits Trading Co., Ltd. (Materials)................................        31,000          76,036
                    United Industrial Corp., Ltd. (Multi-industry).......................       114,000          97,540
                    United Overseas Bank Ltd. (Finance)..................................        70,000         743,672
                                                                                                           -------------
                                                                                                              7,403,189
                                                                                                           -------------
                    SPAIN -- 3.8%
                    Acerinox SA (Materials)..............................................           587          74,768
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        10,920         132,348
                    Banco Bilbao Vizcaya SA (Finance)....................................        11,550         584,009
                    Banco Central Hispanoamericano SA (Finance)..........................         8,400         209,125
                    Banco de Santander SA (Finance)......................................         8,150         441,663
                    Corporacion Bancaria de Espana SA (Finance)..........................         6,450         251,447
                    Corporacion Financiera Alba (Multi-industry).........................           825          77,634
                    Corporacion Mapfre SA (Finance)......................................            68           3,501
                    Corporacion Mapfre SA registered (Finance)...........................         1,400          74,031
                    Dragados & Construcciones SA (Consumer Discretionary)................         2,950          40,991
                    Ebro Agricolas, Compania de Alimentacion SA (Industrial &
                      Commercial)........................................................         2,450          34,044
                    Empresa Nacional Celulos SA (Materials)..............................         1,075          13,319
                    Empresa Nacional de Electricidad SA (Utilities)......................        13,100         884,862
                    Ercros SA (Materials)................................................         8,700           5,239
                    Fomento Construcciones Y Contratas SA (Consumer Discretionary).......           775          65,511
                    Gas Natural SDG SA (Utilities).......................................         1,900         394,110
                    General de Aguas de Barcelona SA (Utilities).........................         2,234          87,953
                    Iberdrola SA (Utilities).............................................        47,600         549,344
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............         1,150          41,370
                    Mapfre Vida SA (Finance).............................................            13             871
                    Portland Valderrivas SA (Materials)..................................           375          22,869
                    Repsol SA (Energy)...................................................        15,400         570,040
                    Tabacalera SA (Consumer Staples).....................................         1,900          74,510
                    Telefonica de Espana SA (Information Technology).....................        48,100       1,054,531
                    Union Electrica-Fenosa SA (Utilities)................................        14,900         112,262
                    Uralita SA (Materials)...............................................         2,700          20,009
                    Vallehermoso SA (Real Estate)........................................         2,200          45,770

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Viscofan Industria Navarra (Materials)...............................         1,200    $     18,527
                    Zardoya Otis SA (Industrial & Commercial)............................           485          51,667
                                                                                                           -------------
                                                                                                              5,936,325
                                                                                                           -------------
                    SWEDEN -- 2.7%
                    AGA, Series A (Materials)............................................         1,500          23,229
                    AGA, Series B (Materials)............................................         4,150          63,341
                    Asea AB (Industrial & Commercial)....................................         2,500         289,252
                    Astra AB (Healthcare)................................................        17,800         853,475
                    Atlas Copco AB (Materials)...........................................         5,850         134,150
                    Autoliv AB (Consumer Discretionary)..................................         1,700          74,677
                    Diligentia AB (Real Estate)..........................................         1,670          26,733
                    Electrolux AB (Consumer Staples).....................................         2,300         134,768
                    Ericsson (L.M) Telephone Co., Class B (Information Technology).......        29,000         893,888
                    Esselte AB (Materials)...............................................         1,100          24,979
                    Hennes & Mauritz AB, Series B (Consumer Discretionary)...............         1,300         187,385
                    Scanem AB (Industrial & Commercial)..................................           250           9,605
                    Securitas AB, Series B (Industrial & Commercial).....................         2,800          80,469
                    Skand Enskilda Bank (Finance)........................................        16,700         155,422
                    Skandia Foersaekrings AB (Finance)...................................         3,600         102,656
                    Skanska AB (Industrial & Commercial).................................         3,900         172,479
                    SKF AB Series B (Materials)..........................................         3,800          80,633
                    Stadshyotek AB (Finance).............................................         4,000         119,126
                    Stora Kopparbergs (Materials)........................................         9,650         132,200
                    Svenska Cellulosa AB (Materials).....................................         6,000         128,656
                    Svenska Handelsbank, Series A (Finance)..............................         6,400         175,353
                    Swedish Match Co. (Consumer Staples).................................        14,800          48,484
                    Trelleborg AB (Materials)............................................         4,200          55,036
                    Volvo AB (Consumer Discretionary)....................................        12,300         270,155
                                                                                                           -------------
                                                                                                              4,236,151
                                                                                                           -------------
                    THAILAND -- 2.3%
                    Advance Agro PCL (Materials).........................................         6,000          15,975
                    Advanced Information Services PCL (Information Technology)...........        15,400         178,477
                    Bangchak Petroleum PCL (Energy)......................................        18,400          18,551
                    Bangkok Bank PCL (Finance)...........................................        25,600         292,680
                    Bangkok Land Co. Ltd. (Real Estate)..................................        11,000          12,813
                    Bangkok Metropolitan Bank PCL (Finance)..............................        51,937          26,944
                    Bank of Ayudhya PCL (Finance)........................................        43,550         137,263
                    Banpu Coal PCL (Materials)...........................................         2,900          57,681
                    Charoen Pokphand Feedmill Co. PCL (Consumer Staples).................         3,700          14,197
                    CMIC Finance & Security PCL (Finance)................................         6,700          13,116
                    Dhana Siam Finance & Securities PCL (Finance)........................        23,000          69,791
                    Finance One PCL (Finance)............................................        16,700          47,732
                    General Finance & Securities PCL (Finance)...........................         7,650          17,971
                    Italian-Thai Development PCL (Industrial & Commercial)...............        16,500         108,534
                    Jasmine International PCL (Information Technology)...................        11,800          26,335
                    Krung Thai Bank PCL (Finance)........................................        96,500         275,817
                    Land & Houses PCL (Consumer Discretionary)...........................         8,500          67,227
                    MDX PCL (Real Estate)................................................         4,800           4,088
                    National Finance & Securities PCL (Finance)..........................        14,100          32,296
                    National Petrochemical PCL (Materials)...............................        10,900          10,563
                    One Holding PCL (Finance)............................................         5,600           3,727
                    Phatra Thanakit PCL (Finance)........................................        13,300          49,470
                    Phatra Thanakit PCL local (Finance)..................................         2,300           8,555
                    PTT Exploration & Production PCL (Energy)............................        34,200         503,483
                    Quality House PCL (Consumer Staples).................................         6,600           6,202

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND (continued)
                    Sahavirya Steel Industries PCL (Materials)...........................        33,900    $     11,946
                    Shinawatra Computer & Communication PCL (Information Technology).....         9,100         120,428
                    Shinawatra Computer & Communication PCL local
                      (Information Technology)...........................................         4,500          58,495
                    Shinawatra Satelite PCL (Information Technology).....................        12,300          17,096
                    Siam Cement Co. (Materials)..........................................         8,900         309,438
                    Siam City Bank PCL (Finance).........................................         6,050           7,106
                    Siam City Bank PCL local (Finance)...................................         5,000           5,824
                    Siam City Cement PCL (Materials).....................................         5,600          37,274
                    Siam City Cement PCL local (Materials)...............................         5,700          37,940
                    Siam Commercial Bank Co., Ltd. (Finance).............................        11,300          98,220
                    Siam Makro PCL (Consumer Discretionary)..............................         3,700          16,080
                    Telecomasia Corp. PCL (Utilities)....................................       147,300         305,667
                    Telecomasia Corp. PCL local (Utilities)..............................        57,100         118,490
                    Thai Airways International PCL (Information & Entertainment).........        67,000         118,048
                    Thai Military Bank PCL (Finance).....................................         9,100          24,050
                    Thai Military Bank PCL local (Finance)...............................         4,300          11,028
                    Thai Telephone & Telecommunications PCL (Information Technology).....        23,600          37,423
                    TPI Polene PCL (Materials)...........................................         4,300           8,671
                    TPI Polene PCL local (Materials).....................................        12,600          25,407
                    United Communication Industries PCL (Information Technology).........        15,400         130,240
                    United Communication Industries PCL local (Information Technology)...         8,100          65,332
                    Univest Land PCL (Real Estate).......................................         9,300           3,059
                                                                                                           -------------
                                                                                                              3,566,750
                                                                                                           -------------
                    UNITED KINGDOM -- 12.6%
                    Abbey National PLC (Finance).........................................        28,000         327,169
                    Argyll Group PLC (Consumer Discretionary)............................        17,672         115,872
                    Arjo Wiggins Appleton PLC (Materials)................................        14,800          39,812
                    Associated British Foods PLC (Consumer Staples)......................        11,000          81,649
                    B.A.T. Industries PLC (Multi-industry)...............................        63,699         508,692
                    Barclays PLC (Finance)...............................................        35,167         604,839
                    Bass PLC (Consumer Staples)..........................................        23,300         306,919
                    BICC Group PLC (Industrial & Commercial).............................        14,818          71,001
                    Blue Circle Industries PLC (Materials)...............................        27,100         169,489
                    BOC Group PLC (Materials)............................................        13,288         197,935
                    Boots Co. PLC (Consumer Discretionary)...............................        22,100         235,565
                    BPB Industries PLC (Materials).......................................        13,700          80,961
                    British Aerospace PLC (Industrial & Commercial)......................        10,237         199,129
                    British Airways PLC (Information & Entertainment)....................        23,512         232,432
                    British Gas PLC (Utilities)..........................................        89,500         328,026
                    British Petroleum Co. PLC (Energy)...................................       115,188       1,331,886
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        33,700         294,054
                    British Steel PLC (Materials)........................................        41,700         116,379
                    British Telecommunications PLC (Information Technology)..............       119,800         758,317
                    BTR PLC (Industrial & Commercial)....................................        85,927         345,268
                    Burmah Castrol PLC (Energy)..........................................         6,200         109,761
                    Cable & Wireless PLC (Information Technology)........................        51,409         411,410
                    Cadbury Schweppes PLC (Consumer Staples).............................        23,000         197,789
                    Caradon PLC (Industrial & Commercial)................................        17,200          68,968
                    Coats Viyella PLC (Consumer Discretionary)...........................        18,795          42,343
                    Commercial Union PLC (Finance).......................................        13,600         150,908
                    Courtaulds PLC (Materials)...........................................        10,000          66,913
                    De La Rue PLC (Information & Entertainment)..........................         2,961          28,998
                    General Electric PLC (Multi-industry)................................        59,000         369,494
                    GKN PLC (Industrial & Commercial)....................................        11,750         221,053
                    Glaxo Wellcome PLC (Healthcare)......................................        66,100       1,087,127

                                                           ---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Granada Group PLC (Information & Entertainment)......................        15,034    $    218,888
                    Grand Metropolitan PLC (Information & Entertainment).................        43,845         342,401
                    Great Universal Stores PLC (Consumer Discretionary)..................        24,700         284,872
                    Guardian Royal Exchange PLC (Finance)................................        17,141          77,233
                    Guinness PLC (Consumer Staples)......................................        45,400         339,660
                    Hanson PLC (Multi-industry)..........................................       106,182         141,921
                    Harrisons & Crossfield PLC (Multi-industry)..........................        26,600          58,137
                    HSBC Holdings PLC (Finance)..........................................        45,868         964,323
                    Imperial Chemical Industries PLC (Materials).........................        17,600         228,285
                    Kingfisher PLC (Consumer Staples)....................................             1              11
                    Ladbroke Group PLC (Information & Entertainment).....................        24,473          84,347
                    Land Securities PLC (Real Estate)....................................        16,400         203,208
                    LASMO PLC (Energy)...................................................        17,000          63,164
                    Legal & General PLC (Finance)........................................        25,600         150,639
                    Lloyds TSB Group Ltd. (Finance)......................................       112,138         776,746
                    Lonrho PLC (Multi-industry)..........................................        17,253          39,014
                    Marks & Spencer PLC (Consumer Discretionary).........................        71,000         604,001
                    MEPC PLC (Real Estate)...............................................        12,500          93,414
                    National Power PLC (Utilities).......................................        29,500         228,640
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)............        16,100         160,107
                    Pilkington PLC (Materials)...........................................        31,243          78,528
                    Prudential Corp. PLC (Finance).......................................        40,697         333,554
                    Rank Group PLC (Information & Entertainment).........................        17,500         127,984
                    Redland PLC (Materials)..............................................        12,217          75,997
                    Reed International PLC (Information & Entertainment).................        14,700         284,831
                    Reuters Holdings PLC (Industrial & Commercial).......................        34,900         424,808
                    Rexam PLC (Materials)................................................        11,700          66,486
                    RMC Group PLC (Materials)............................................         7,000         116,333
                    Royal Bank of Scotland Group PLC (Finance)...........................        10,952          96,484
                    Royal Sun Alliance (Finance).........................................        28,270         213,166
                    RTZ Corp. PLC (Materials)............................................        24,400         410,222
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        31,829         200,938
                    Schroders PLC (Finance)..............................................         4,500         115,753
                    Scottish Power PLC (Utilities).......................................        19,628         111,208
                    Sears PLC (Consumer Discretionary)...................................        40,700          63,637
                    Sedgwick Group PLC (Finance).........................................        11,600          24,475
                    Slough Estates PLC (Real Estate).....................................         9,400          41,089
                    Smithkline Beecham PLC (Healthcare)..................................        50,598         697,552
                    Southern Electric PLC (Utilities)....................................         5,900          69,435
                    Tarmac PLC (Industrial & Commercial).................................        28,226          41,997
                    Taylor Woodrow PLC (Industrial & Commercial).........................        15,679          39,540
                    Tesco PLC (Consumer Discretionary)...................................        39,077         223,306
                    Thames Water PLC (Industrial & Commercial)...........................        14,833         144,016
                    Thorn EMI PLC (Consumer Discretionary)...............................        10,310         238,163
                    Thorn PLC (Consumer Discretionary)...................................        10,700          49,650
                    TI Group PLC (Industrial & Commercial)...............................        10,946         102,044
                    Unilever PLC (Consumer Staples)......................................        13,900         327,636
                    United Utilities PLC (Utilities).....................................        14,032         138,716
                    Vodafone Group PLC (Information Technology)..........................        66,506         287,917
                    Zeneca Group PLC (Real Estate).......................................        18,500         510,087
                                                                                                           -------------
                                                                                                             19,814,721
                                                                                                           -------------
                    UNITED STATES -- 0.0%
                    Millenium Chemical, Inc. (Materials).................................         1,251          25,802
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $139,710,238)...............................                   144,732,522
                                                                                                           -------------

---------------------

                                                                     (UNAUDITED)

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 0.1%
                    News Corp., Ltd. (Information & Entertainment).......................        22,668    $     99,631
                                                                                                           -------------
                    BRAZIL -- 0.5%
                    Aracruz Celulose SA (Materials)......................................         9,400          15,106
                    Banco Bradesco SA (Finance)..........................................     7,215,000          52,733
                    Banco do Brasil SA (Finance).........................................       749,000           6,453
                    Banco Estado de Sao Paulo SA (Finance)...............................       436,000           2,528
                    Banco Itau SA (Finance)..............................................        86,000          33,717
                    Cemig Cia Energy MG (Utilities)......................................     1,115,000          35,943
                    Centrais Electricas Brasileiras SA (Utilities).......................       252,000          82,699
                    Ceval Alimentos SA (Consumer Staples)................................       330,000           3,239
                    Companhia Brasileiro de Petroleo Ipiranga (Energy)...................       415,000           5,424
                    Companhia Cervejaraia Brahma (Consumer Staples)......................        65,000          38,446
                    Companhia Energetica de Sao Paulo (Utilities)........................        28,000             907
                    Companhia Siderurgica de Tubarao (Materials).........................       709,000          10,638
                    Companhia Vale do Rio Doce (Materials)...............................         3,192          67,054
                    Itausa Investimentos Itau SA (Finance)...............................        31,000          23,107
                    Klabin Fabricadora (Materials).......................................         8,000           7,667
                    Petroleo Brasileiros SA (Energy).....................................       797,000         109,559
                    Sadia-Concordia SA (Consumer Staples)................................         8,000           6,041
                    Telecomunicacoes Brasileirassa SA (Information Technology)...........     2,969,000         224,759
                    Telecomunicacoes de Sao Paulo SA (Information Technology)............       260,000          46,060
                    Usinas Siderurgicas de Minas Gerais SA (Materials)...................    16,473,000          16,425
                                                                                                           -------------
                                                                                                                788,505
                                                                                                           -------------
                    GERMANY -- 0.4%
                    RWE AG (Utilities)...................................................         8,500         312,236
                    SAP AG (Materials)...................................................         1,640         225,405
                                                                                                           -------------
                                                                                                                537,641
                                                                                                           -------------
                    ITALY -- 0.0%
                    Fiat SpA (Consumer Discretionary)....................................        35,500          55,032
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,299,685)..............................                     1,480,809
                                                                                                           -------------
                                                                                             PRINCIPAL
                    BONDS & NOTES -- 0.0%                                                     AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Casino Guichard Perrachon et Cie S.C.A. 4.50% 2001
                      (Consumer Discretionary)...........................................   $    43,400          17,702
                    Sodexho SA 6.00% 2004 (Industrial & Commercial)......................        30,000           5,800
                                                                                                           -------------
                                                                                                                 23,502
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $15,026)...................................                        23,502
                                                                                                           -------------
                    RIGHTS -- 0.0%+                                                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........         5,667           3,371
                                                                                                           -------------
                    SPAIN -- 0.0%
                    Aguas de Barcelona (Consumer Staples)................................         2,234           1,104
                                                                                                           -------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                             RIGHTS (continued)                               SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.0%
                    One Holding PCL (Finance)............................................         5,600    $      1,535
                                                                                                           -------------
                    TOTAL RIGHTS (cost $0)...............................................                         6,010
                                                                                                           -------------
                    WARRANTS -- 0.7%+
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Peregrine Investment Holdings Ltd. (Finance).........................         1,200             396
                                                                                                           -------------
                    BRAZIL -- 0.7%
                    Banco do Brasil SA, Series A (Finance)...............................       149,800         246,525
                    Banco do Brasil SA, Series B (Finance)...............................       224,700         337,159
                    Banco do Brasil SA, Series C (Finance)...............................       374,500         561,931
                                                                                                           -------------
                                                                                                              1,145,615
                                                                                                           -------------
                    FRANCE -- 0.0%
                    Casino Guichard Perrachon et Cie S.C.A. (Consumer Discretionary).....           434           4,943
                    Sodexho SA (Industrial & Commercial).................................             6           1,011
                                                                                                           -------------
                                                                                                                  5,954
                                                                                                           -------------
                    HONG KONG -- 0.0%
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................         8,360           5,271
                    Hysan Development Co., Ltd. (Real Estate)............................         1,300             992
                    Oriental Press Group (Information & Entertainment)...................         7,600             708
                                                                                                           -------------
                                                                                                                  6,971
                                                                                                           -------------
                    INDONESIA -- 0.0%
                    PT Indah Kiat Pulp & Paper Corp. (Materials).........................         1,653             472
                                                                                                           -------------
                    ITALY -- 0.0%
                    Mediobanca SpA (Finance).............................................           650             304
                    Riunione Adriatica de Sicur (Finance)................................           150             220
                    Riunione Adriatica de Sicur (Finance)................................           250             810
                                                                                                           -------------
                                                                                                                  1,334
                                                                                                           -------------
                    MALAYSIA -- 0.0%
                    Metroplex Bhd (Real Estate)..........................................         1,833             958
                                                                                                           -------------
                    SINGAPORE -- 0.0%
                    Straits Steamship Land Ltd. (Multi-industry).........................         4,750           5,317
                                                                                                           -------------
                    THAILAND -- 0.0%
                    One Holding PCL (Finance)............................................         1,120               0
                                                                                                           -------------
                    TOTAL WARRANTS (cost $12,230)........................................                     1,167,017
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $141,037,179)......................                   147,409,860
                                                                                                           -------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 6.9%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 6.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.75% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $10,821,282 and collateralized by $10,845,000 U.S. Treasury Notes
                      8.50% due 5/15/97 (cost $10,817,000)...............................   $10,817,000      10,817,000
                                                                                                           -------------

---------------------

                                                                     (UNAUDITED)

                    TOTAL INVESTMENTS --
                      (cost $151,854,179)                        100.8%              $158,226,860
                    Liabilities in excess of other assets --      (0.8)                (1,218,467)
                                                                 -------             -------------
                    NET ASSETS --                                100.0%              $157,008,393
                                                                 =======             ==============

              -----------------------------

              +   Non-income producing securities

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) Fair valued security; see Note 2

                                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------------
                        CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION
                    -----------------------------------------------------------------------
                     DEM    3,444,825     USD   2,300,000      12/27/96      $     56,327
                     DEM      213,440     USD     142,000      12/27/96             2,983
                     DEM    1,825,260     USD   1,200,000      12/27/96            11,178
                     DEM   12,254,119     USD   8,052,914      01/24/97            57,779
                     FRF   29,878,780     USD   5,900,000      02/24/97           152,592
                     FRF    5,948,675     USD   1,180,000      02/24/97            35,728
                     FRF    3,720,555     USD     725,000      02/24/97             9,323
                     JPY  242,425,842     USD   2,139,492      12/16/96             5,205
                    *JPY  122,773,950     USD   1,149,138      12/16/96            71,228
                    *JPY  294,992,500     USD   2,762,102      12/16/96           172,177
                    *JPY   47,341,550     USD     417,806      12/16/96             2,164
                     JPY  484,560,000     USD   4,500,000      12/27/96           226,359
                     JPY   53,965,000     USD     500,000      12/27/96            24,048
                     JPY  187,289,000     USD   1,700,000      12/27/96            48,180
                     JPY  186,889,700     USD   1,670,000      12/27/96            21,701
                     JPY  289,767,392     USD   2,573,766      01/30/97             7,100
                     JPY  837,976,008     USD   7,600,000      02/21/97           156,325
                     NLG    5,371,407     USD   3,190,524      02/10/97            59,960
                                                                              -----------
                                                                                1,120,357
                                                                              -----------
                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                    -----------------------------------------------------------------------
                    *USD    4,200,000     JPY   465,108,000    12/16/96      $   (116,523)
                                                                              -----------
                          Net Unrealized Appreciation..................      $  1,003,834
                                                                              ===========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                    DEM -- Deutsche Mark              NLG -- Netherlands Guilder
                    FRF -- French Franc               USD -- United States Dollar
                    JPY -- Japanese Yen

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 90.4%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.2%
                    Apparel & Textiles -- 1.9%
                    Gucci Group NV ADR.....................................................        2,000    $   146,750
                    NIKE, Inc. ............................................................        2,000        113,750
                    North Face, Inc.+......................................................        2,000         44,250
                    Reebok International Ltd. .............................................        7,000        266,000
                    Tommy Hilfiger Corp.+..................................................        2,000        108,000
                    Retail -- 3.3%
                    Kenneth Cole Productions, Inc.+........................................       10,000        158,750
                    Neiman Marcus Group, Inc.+.............................................        7,000        243,250
                    Nu Skin Asia Pacific, Inc. ............................................       10,700        316,988
                    Tiffany & Co. .........................................................        5,000        184,375
                    Woolworth Corp.+.......................................................       10,000        240,000
                                                                                                            -------------
                                                                                                              1,822,113
                                                                                                            -------------
                    CONSUMER STAPLES -- 1.6%
                    Food, Beverage & Tobacco -- 0.3%
                    Northland Cranberries, Inc. ...........................................        5,000        111,250
                    Household Products -- 1.3%
                    Samsonite Corp.+.......................................................       11,600        439,350
                                                                                                            -------------
                                                                                                                550,600
                                                                                                            -------------
                    ENERGY -- 20.1%
                    Energy Services -- 17.8%
                    Cooper Cameron, Corp.+.................................................        5,000        328,750
                    Diamond Offshore Drilling, Inc.+.......................................        2,000        127,500
                    Falcon Drilling, Inc.+.................................................       10,000        400,000
                    Flores & Rucks, Inc.+..................................................        5,000        245,625
                    Global Marine, Inc.+...................................................       15,200        296,400
                    Marine Drilling Co., Inc.+.............................................       10,000        158,750
                    McDermott International, Inc. .........................................       15,000        266,250
                    Nabors Industries, Inc.+...............................................       10,000        193,750
                    Noble Drilling Corp.+..................................................       18,000        346,500
                    Patterson Energy, Inc.+................................................       12,000        333,000
                    Reading & Bates Corp.+.................................................       15,000        435,000
                    Seacor Holdings, Inc.+.................................................        9,000        569,250
                    Transocean Offshore, Inc. .............................................        4,820        290,405
                    Trico Marine Services, Inc.+...........................................       25,000      1,062,500
                    United Meridian Corp.+.................................................       10,000        510,000
                    UTI Energy Corp.+......................................................       11,000        342,375
                    Varco International, Inc.+.............................................        6,400        146,400
                    Weatherford Enterra, Inc.+.............................................        7,000        213,500
                    Energy Sources -- 2.3%
                    American Exploration Co.+..............................................       15,000        245,625
                    Arakis Energy Corp.+...................................................       20,000        118,750
                    KN Energy, Inc. .......................................................        5,000        203,125
                    Pogo Producing Co. ....................................................        5,000        220,000
                                                                                                            -------------
                                                                                                              7,053,455
                                                                                                            -------------

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.8%
                    Banks -- 0.8%
                    Long Island Bancorp, Inc. .............................................        5,867    $   187,377
                    PNC Bank Corp. ........................................................        2,400         94,800
                    Financial Services -- 5.9%
                    Aames Financial Corp. .................................................        2,000         85,750
                    Alex Brown, Inc. ......................................................        2,000        120,250
                    Allmerica Financial Corp. .............................................        5,000        165,625
                    Associates First Capital Corp. ........................................        5,000        241,875
                    Bay View Capital Corp. ................................................       10,000        412,500
                    Capital One Financial Corp. ...........................................        6,000        216,750
                    Emergent Group, Inc.+..................................................       10,000        118,750
                    Household International, Inc. .........................................        2,000        189,500
                    Intermediate Regional Financial Group, Inc. ...........................        9,000        316,125
                    Metris Cos., Inc.+.....................................................        9,500        223,250
                    Insurance -- 1.1%
                    Lawyers Title, Corp. ..................................................        7,000        133,000
                    Penn Treaty American Corp.+............................................       10,000        242,500
                                                                                                            -------------
                                                                                                              2,748,052
                                                                                                            -------------
                    HEALTHCARE -- 7.1%
                    Drugs -- 4.0%
                    Agouron Pharmaceuticals, Inc.+.........................................        5,000        274,375
                    Biogen, Inc.+..........................................................       10,000        382,500
                    Guilford Pharmaceuticals, Inc. ........................................        9,600        169,200
                    Ligand Pharmaceuticals, Inc.+..........................................       10,000        120,625
                    Teva Pharmaceutical Industries Ltd. ADR................................       10,100        467,125
                    Health Services -- 2.4%
                    Genset ADR.+...........................................................        5,000         85,625
                    HBO & Co. .............................................................        5,000        284,375
                    Maxicare Health Plans, Inc.+...........................................       15,000        309,375
                    NovaCare, Inc.+........................................................       20,000        170,000
                    Medical Products -- 0.7%
                    Boston Scientific Corp.+...............................................        3,000        175,125
                    Nitinol Medical Technologies, Inc.+....................................        5,000         54,375
                                                                                                            -------------
                                                                                                              2,492,700
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 7.4%
                    Aerospace & Military Technology -- 0.8%
                    Hexcel Corp.+..........................................................       10,000        181,250
                    REMEC, Inc.+...........................................................        5,100         97,537
                    Business Services -- 4.5%
                    Culligan Water Technologies, Inc.+.....................................       10,000        372,500
                    Global DirectMail Corp.+...............................................        3,000        135,000
                    Lason Holdings, Inc.+..................................................        2,000         39,000
                    National Data Corp. ...................................................        6,000        239,250
                    Philip Environmental, Inc. ............................................       10,000        130,000
                    Registry, Inc.+........................................................        5,000        244,375
                    TeleSpectrum Worldwide, Inc.+..........................................       15,000        266,250
                    United States Filter Corp. ............................................        5,000        171,250
                    Electrical Equipment -- 0.1%
                    Thermo Optek Corp.+....................................................        2,000         24,250

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 2.0%
                    Rockwell International Corp. ..........................................        5,000    $   321,250
                    Tyco International Ltd. ...............................................        7,000        383,250
                                                                                                            -------------
                                                                                                              2,605,162
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 5.6%
                    Broadcasting & Media -- 2.6%
                    BTG, Inc.+.............................................................       12,200        245,525
                    Cox Radio, Inc.+.......................................................        4,000         70,000
                    Mecklermedia Corp.+....................................................       20,400        413,100
                    Univision Communications, Inc.+........................................        5,000        198,750
                    Communication Equipment -- 0.1%
                    ANADIGICS, Inc.+.......................................................          700         26,250
                    Entertainment Products -- 0.6%
                    Panavision, Inc. ......................................................       10,000        223,750
                    Leisure & Tourism -- 2.3%
                    Extended Stay America, Inc.+...........................................        4,000         83,000
                    HFS, Inc.+.............................................................        2,000        129,500
                    Mirage Resorts, Inc.+..................................................        6,000        144,750
                    Promus Hotel Corp.+....................................................        5,000        161,250
                    Sabre Group Holdings, Inc.+............................................        6,300        184,275
                    Suburban Lodges America, Inc.+.........................................        5,000         86,250
                                                                                                            -------------
                                                                                                              1,966,400
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 31.5%
                    Communication Equipment -- 2.2%
                    ADC Telecommunications, Inc.+..........................................       10,000        362,500
                    Tellabs, Inc.+.........................................................       10,000        397,500
                    Computers & Business Equipment -- 8.1%
                    3Com Corp.+............................................................        3,000        225,375
                    Adaptec, Inc.+.........................................................       10,000        372,500
                    BDM International, Inc.+...............................................        2,000         94,000
                    Cabletron Systems, Inc.+...............................................       10,000        403,750
                    Cascade Communications Co.+............................................        2,000        138,250
                    Cognos, Inc.+..........................................................       10,000        380,000
                    COMPAQ Computer, Corp.+................................................        3,000        237,750
                    Lexmark International Group, Inc.+.....................................       15,000        388,125
                    Quantum Corp.+.........................................................       10,000        267,500
                    Security Dynamics Technologies, Inc.+..................................        2,000         82,250
                    Sun Microsystems, Inc.+................................................        3,000        174,750
                    United States Office Products Co.+.....................................        3,100         96,100
                    Electronics -- 8.8%
                    Analog Devices, Inc.+..................................................        5,000        160,625
                    Chips & Technologies, Inc.+............................................       20,000        421,250
                    Concord EFS, Inc. .....................................................       10,000        291,250
                    Cymer, Inc.+...........................................................       10,000        332,500
                    Diebold, Inc. .........................................................        4,105        244,761
                    ESS Technology, Inc.+..................................................       10,000        197,500
                    Integrated Device Technology, Inc.+....................................       20,000        248,750
                    KLA Instruments, Corp.+................................................       10,000        355,000
                    Linear Technology Corp. ...............................................        2,000         94,250
                    LSI Logic Corp.+.......................................................        5,000        150,625
                    Maxim Integrated Products, Inc.+.......................................        2,000         92,750

---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics (continued)
                    Micrel, Inc.+..........................................................        3,000    $    75,375
                    Novellus Systems, Inc.+................................................        5,000        287,500
                    Vitesse Semiconductor Corp.+...........................................        3,000        143,250
                    Software -- 7.1%
                    BMC Software, Inc.+....................................................        2,000         87,000
                    Cadence Design Systems, Inc.+..........................................        5,000        199,375
                    Cisco Systems, Inc.+...................................................        3,000        203,625
                    Geoworks+..............................................................        1,000         22,000
                    Ingram Micro, Inc.+....................................................       10,000        246,250
                    Microsoft Corp.+.......................................................        2,000        313,750
                    Parametric Technology Corp.+...........................................        5,000        271,875
                    Rational Software Corp.+...............................................        5,000        176,250
                    Segue Software, Inc.+..................................................       20,000        255,000
                    Trusted Information Systems, Inc.+.....................................        3,000         36,000
                    Veritas DGC, Inc.+.....................................................       10,000        213,750
                    Veritas Software Co. ..................................................        3,000        139,125
                    VIASOFT, Inc.+.........................................................        6,000        271,500
                    Videoserver, Inc.+.....................................................        1,050         51,450
                    Telecommunications -- 5.3%
                    Lucent Technologies, Inc. .............................................       10,000        512,500
                    Pacific Gateway Exchange, Inc.+........................................       10,000        281,250
                    PairGain Technologies, Inc.+...........................................        4,300        274,662
                    Telco Systems, Inc.+...................................................       10,000        178,750
                    Teleport Communications Group+.........................................       10,000        331,250
                    Verilink Corp.+........................................................       10,000        300,000
                                                                                                            -------------
                                                                                                             11,081,098
                                                                                                            -------------
                    MATERIALS -- 0.9%
                    Chemicals -- 0.9%
                    Nalco Chemical Co. ....................................................        3,000        114,375
                    Praxair, Inc. .........................................................        4,000        194,500
                                                                                                            -------------
                                                                                                                308,875
                                                                                                            -------------
                    REAL ESTATE -- 2.5%
                    Real Estate Companies -- 0.6%
                    Green Tree Financial Corp. ............................................        5,000        209,375
                    Real Estate Investment Trusts -- 1.9%
                    Bay Apartment Communities, Inc. .......................................        5,000        162,500
                    Innkeepers USA Trust...................................................       20,000        250,000
                    Starwood Lodging Trust+................................................        5,000        238,750
                                                                                                            -------------
                                                                                                                860,625
                                                                                                            -------------
                    UTILITIES -- 0.7%
                    Gas & Pipeline Utilities -- 0.7%
                    El Paso Natural Gas Co. ...............................................        5,000        250,000
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $28,763,635)..................................                  31,739,080
                                                                                                            -------------

                                                           ---------------------

                                                                     (UNAUDITED)

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    WARRANTS -- 1.0%+
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 1.0%
                    Electronics -- 1.0%
                    Intel Corp. (cost $235,232)............................................        4,000    $   351,000
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $28,998,867).........................                  32,090,080
                                                                                                            -------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 8.0%                           AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.0%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $2,812,000)....................................................   $2,812,000    $ 2,812,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $31,810,867)                                              99.4%                  34,902,080
                    Other assets less liabilities --                                   0.6                      222,222
                                                                                     ------                 -------------
                    NET ASSETS --                                                    100.0%                 $35,124,302
                                                                                     ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

---------------------

                             (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1996                                                (UNAUDITED)

                                                                     CASH                      CORPORATE     HIGH-YIELD
                                                                  MANAGEMENT    GLOBAL BOND      BOND           BOND
     -------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*...........................  $        --   $55,068,056   $34,813,533   $110,313,939
     Short-term securities*.....................................   85,399,799    13,051,000     2,024,417             --
     Repurchase agreements (cost equals market).................    5,615,000            --            --      3,610,000
     Cash.......................................................          626           486           182             --
     Foreign currency...........................................           --           179            --             --
     Receivables for --
      Dividends and accrued interest............................      682,900     1,077,171       688,681      1,348,838
      Fund shares sold..........................................      206,746        36,029        34,595        171,705
      Foreign currency contracts................................           --     5,516,556            --             --
      Sales of investments......................................           --     2,524,512       742,225             --
      Variation margin on futures contract......................           --            --            --             --
     Deferred organizational expenses...........................        8,392         4,639         4,639             --
     Prepaid expenses...........................................        5,647         2,155         1,081          7,899
     Unrealized appreciation on forward foreign currency
      contracts.................................................           --       755,339            --             --
     Due from adviser...........................................           --            --            --             --
                                                                  ------------------------------------------------------
                                                                   91,919,110    78,036,122    38,309,353    115,452,381
                                                                  ------------------------------------------------------
     LIABILITIES:
     Payables for --
      Fund shares redeemed......................................      583,518        26,851        18,021         31,652
      Management fees...........................................       50,500        39,696        20,956         61,082
      Foreign currency contracts................................           --     5,525,813            --             --
      Purchases of investments..................................           --     3,752,561     1,042,639      2,000,000
     Other accrued expenses.....................................       38,296        32,202        20,330         30,723
     Unrealized depreciation on forward foreign currency
      contracts.................................................           --       437,582            --             --
     Due to custodian bank......................................           --            --            --         99,831
                                                                  ------------------------------------------------------
                                                                      672,314     9,814,705     1,101,946      2,223,288
                                                                  ------------------------------------------------------
     NET ASSETS.................................................  $91,246,796   $68,221,417   $37,207,407   $113,229,093
                                                                  ======================================================
     Shares of beneficial interest outstanding
      (unlimited shares authorized).............................    8,479,746     5,984,546     3,354,369     10,252,646
     Net asset value per share..................................       $10.76        $11.40        $11.09         $11.04
                                                                  ======================================================
     COMPOSITION OF NET ASSETS:
     Capital paid in............................................  $84,932,639   $61,358,932   $34,823,040   $107,922,671
     Accumulated undistributed net investment income (loss).....    6,322,350     2,980,794     2,004,279      8,882,962
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts.......       (1,776)    1,516,702      (779,031)    (8,469,821)
     Unrealized appreciation (depreciation) on investments......       (6,417)    2,040,685     1,159,119      4,893,281
     Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................           --       324,304            --             --
     Unrealized appreciation on futures contracts...............           --            --            --             --
                                                                  ------------------------------------------------------
                                                                  $91,246,796   $68,221,417   $37,207,407   $113,229,093
                                                                  ======================================================
     ---------------
     * Cost
      Investment securities.....................................  $        --   $53,027,371   $33,656,304   $105,420,658
                                                                  ======================================================
      Short-term securities.....................................  $85,402,216   $13,051,000   $ 2,022,527   $         --
                                                                  ======================================================

                                                                                               BALANCED/
                                                                  HIGH INCOME    BALANCED       COUNSEL
     -------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*...........................  $43,004,340   $ 8,382,188   $65,078,152
     Short-term securities*.....................................    1,672,625            --    10,481,073
     Repurchase agreements (cost equals market).................    4,207,000     1,605,000            --
     Cash.......................................................           36         2,409         1,084
     Foreign currency...........................................       47,598            --            --
     Receivables for --
      Dividends and accrued interest............................      826,307        20,558       238,833
      Fund shares sold..........................................      197,951        23,328       139,720
      Foreign currency contracts................................           --            --            --
      Sales of investments......................................    1,833,978       215,415       209,468
      Variation margin on futures contract......................           --            --            --
     Deferred organizational expenses...........................           --            --            --
     Prepaid expenses...........................................        1,489           214         1,881
     Unrealized appreciation on forward foreign currency
      contracts.................................................           --            --            --
     Due from adviser...........................................           --            --            --
                                                                  ---------------------------------------
                                                                   51,791,324    10,249,112    76,150,211
                                                                  ---------------------------------------
     LIABILITIES:
     Payables for --
      Fund shares redeemed......................................       10,417           965        (6,633)
      Management fees...........................................       37,932         5,263        38,201
      Foreign currency contracts................................           --            --            --
      Purchases of investments..................................    2,516,164         8,000     6,073,213
     Other accrued expenses.....................................       22,314        11,090        24,872
     Unrealized depreciation on forward foreign currency
      contracts.................................................           --            --            --
     Due to custodian bank......................................           --            --            --
                                                                  ---------------------------------------
                                                                    2,586,827        25,318     6,129,653
                                                                  ---------------------------------------
     NET ASSETS.................................................  $49,204,497   $10,223,794   $70,020,558
                                                                  =======================================
     Shares of beneficial interest outstanding
      (unlimited shares authorized).............................    3,686,196       918,897     5,136,034
     Net asset value per share..................................       $13.35        $11.13        $13.63
                                                                  =======================================
     COMPOSITION OF NET ASSETS:
     Capital paid in............................................  $40,168,259   $ 9,316,155   $60,805,241
     Accumulated undistributed net investment income (loss).....    3,585,842        56,068     1,257,250
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts.......    2,553,545        28,763     2,091,938
     Unrealized appreciation (depreciation) on investments......    2,901,328       822,808     5,866,129
     Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................       (4,477)           --            --
     Unrealized appreciation on futures contracts...............           --            --            --
                                                                  ---------------------------------------
                                                                  $49,204,497   $10,223,794   $70,020,558
                                                                  =======================================
     ---------------
     * Cost
      Investment securities.....................................  $40,068,547   $ 7,559,380   $59,211,897
                                                                  =======================================
      Short-term securities.....................................  $ 1,707,090   $        --   $10,481,199
                                                                  =======================================

    See Notes to Financial Statements

---------------------

                                                                     (UNAUDITED)

                                                                                                           GROWTH/
                                                                                                           PHOENIX
         ASSET                          GROWTH-         FEDERATED        VENTURE          ALLIANCE        INVESTMENT
       ALLOCATION       UTILITY          INCOME           VALUE           VALUE            GROWTH          COUNSEL
      ---------------------------------------------------------------------------------------------------------------
      $295,030,703     $6,089,127     $305,430,493     $11,351,546     $470,817,990     $379,243,925     $163,462,090
        10,732,180        335,000       19,301,187         964,000       45,662,541        1,130,589       22,848,833
        31,386,000             --               --              --               --               --               --
               604            481        3,993,576             941           42,167              893            1,900
                --            156               --              --               --               --               --
         1,976,320         24,086          454,314          25,821          580,531          184,116          189,834
           403,055         31,422          510,742         191,156        1,291,724          807,750          104,831
                --             --               --              --               --               --               --
        19,577,992             --               --              --               --        3,127,265               --
           125,892             --           51,750              --               --           13,800               --
             4,639             --               --              --               --               --            5,069
                --            124           12,555             208           11,793           12,937            5,299
             8,641             --               --              --               --               --               --
                --          2,048               --              --               --               --               --
      ---------------------------------------------------------------------------------------------------------------
       359,246,026      6,482,444      329,754,617      12,533,672      518,406,746      384,521,275      186,617,856
      ---------------------------------------------------------------------------------------------------------------
           160,177            544           73,430           1,496          265,917          172,208          102,648
           157,566          3,589          159,693           6,830          298,344          179,786           97,211
                --             --               --              --               --               --               --
        42,456,796        168,966        3,992,876          52,272        1,325,443        2,728,676               --
            83,061         10,698           65,293          13,546          103,671           73,932           50,419
                --             --               --              --               --               --               --
                --             --               --              --               --               --               --
      ---------------------------------------------------------------------------------------------------------------
        42,857,600        183,797        4,291,292          74,144        1,993,375        3,154,602          250,278
      ---------------------------------------------------------------------------------------------------------------
      $316,388,426     $6,298,647     $325,463,325     $12,459,528     $516,413,371     $381,366,673     $186,367,578
      ===============================================================================================================
        21,790,902        585,876       19,355,026       1,124,250       30,564,207       20,365,649       12,955,501
            $14.52         $10.75           $16.82          $11.08           $16.90           $18.73           $14.39
      ===============================================================================================================
      $251,012,742     $5,916,489     $239,798,335     $11,245,757     $412,229,764     $290,961,176     $141,611,796
         8,661,444         81,705        2,766,714          40,137        3,379,995        1,193,834        1,323,305
        19,448,565         12,623       14,863,794         (22,475)       9,683,771       21,987,346       16,103,504
        36,004,144        287,691       67,072,101       1,196,109       91,119,500       66,826,817       27,328,973
                --             --               --              --              341               --               --
         1,261,531            139          962,381              --               --          397,500               --
      ---------------------------------------------------------------------------------------------------------------
      $316,388,426     $6,298,647     $325,463,325     $12,459,528     $516,413,371     $381,366,673     $186,367,578
      ===============================================================================================================
      $258,995,622     $5,801,436     $238,355,190     $10,155,437     $379,698,490     $312,417,108     $136,132,691
      ===============================================================================================================
      $ 10,763,117     $  335,000     $ 19,304,389     $   964,000     $ 45,662,541     $  1,130,589     $ 22,849,259
      ===============================================================================================================

                                          INTERNATIONAL
         PROVIDENT          GLOBAL        DIVERSIFIED       AGGRESSIVE
           GROWTH          EQUITIES         EQUITIES          GROWTH
      -----------------------------------------------------------------
        $154,538,664     $239,160,707     $147,409,860     $ 32,090,080
                  --       10,826,000               --               --
           6,998,000               --       10,817,000        2,812,000
                  79              931              543            1,311
                  --          183,362          209,589               --
              67,208          521,766          387,331            7,634
             223,222          241,255          525,802          178,373
                  --               --        3,438,774               --
             400,831          520,538          323,521          104,615
                  --               --               --               --
                  --               --               --               --
               8,873           11,461            3,989              597
                  --               --        1,120,357               --
                  --               --               --               --
      -----------------------------------------------------------------
         162,236,877      251,466,020      164,236,766       35,194,610
      -----------------------------------------------------------------
              56,930           67,053           29,170            3,918
             103,593          153,805          122,121           19,189
                                   --        3,428,378               --
           1,964,853        4,617,059        3,367,273           30,543
              38,456          146,097          164,908           16,658
                  --               --          116,523               --
                  --               --               --               --
      -----------------------------------------------------------------
           2,163,832        4,984,014        7,228,373           70,308
      -----------------------------------------------------------------
        $160,073,045     $246,482,006     $157,008,393     $ 35,124,302
      =================================================================
          10,189,121       16,515,390       13,810,494        3,389,423
              $15.71           $14.92           $11.37           $10.36
      =================================================================
        $109,309,413     $201,906,166     $144,459,565     $ 32,699,261
             (23,455)       1,730,415       (1,215,541)          39,730
           5,451,594       12,453,792        6,394,840         (705,902)
          45,335,493       30,389,997        6,372,681        3,091,213
                  --            1,636          996,848               --
                  --               --               --               --
      -----------------------------------------------------------------
        $160,073,045     $246,482,006     $157,008,393     $ 35,124,302
      =================================================================
        $109,203,171     $208,770,710     $141,037,179     $ 28,998,867
      =================================================================
        $         --     $ 10,826,000     $         --     $         --
      =================================================================

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1996                             (UNAUDITED)

                                                                                                                       BALANCED/
                                                                                              WORLDWIDE                 PHOENIX
                                            CASH        GLOBAL     CORPORATE    HIGH-YIELD       HIGH      SUNAMERICA INVESTMENT
                                         MANAGEMENT      BOND         BOND         BOND         INCOME     BALANCED#    COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    Income:
      Interest.........................  $7,122,754   $3,981,095   $2,328,256   $ 9,574,555   $4,267,728   $ 62,733   $1,466,951
      Dividends........................          --           --           --        46,590       15,366     22,547      358,182
                                         ----------------------------------------------------------------------------------------
          Total income*................   7,122,754    3,981,095    2,328,256     9,621,145    4,283,094     85,280    1,825,133
                                         ----------------------------------------------------------------------------------------
    Expenses:
      Management fees..................     694,655      458,390      230,031       638,948      368,821     20,449      354,683
      Custodian fees...................      57,365       74,265       53,480        46,245       42,745     14,675       50,550
      Reports to investors.............      17,845        9,715       16,635        14,330        5,900        735        8,300
      Auditing fees....................      10,990       10,400        7,245        13,005        8,515      5,350       11,445
      Amortization of organizational
        expenses.......................       7,192        3,964        3,964         3,832        1,798         --           --
      Trustees' fees...................       2,285        1,207          507         1,705          628         74          913
      Legal fees.......................         905          145        5,775           700          155        124          940
      Interest expense.................          --           --           --         7,414           --         --           --
      Other expenses...................       4,114        2,324        1,224         2,944          603        297          682
                                         ----------------------------------------------------------------------------------------
        Total expenses before
          reimbursement................     795,351      560,410      318,861       729,123      429,165     41,704      427,513
        Expenses reimbursed by the
          investment adviser...........          --           --           --            --           --    (12,492)          --
                                         ----------------------------------------------------------------------------------------
    Net investment income (loss).......   6,327,403    3,420,685    2,009,395     8,892,022    3,853,929     56,068    1,397,620
                                         ----------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN
      CURRENCIES:
      Net realized gain (loss) on
        investments....................      (1,609)     845,133     (242,797)      567,983    2,824,669     28,763    2,107,376
      Net realized gain (loss) on
        futures and options
        contracts......................          --       59,164     (180,880)           --           --         --           --
      Net realized foreign exchange
        gain (loss) on other assets and
        liabilities....................          --    1,545,047           --            --     (245,282)        --           --
      Change in unrealized
        appreciation/depreciation on
        investments....................      (9,491)   1,124,599      647,548     4,227,884    2,512,138    822,808    3,902,857
      Change in unrealized foreign
        exchange gain/loss on other
        assets and liabilities.........          --     (253,318)          --            --       (4,477)        --           --
      Change in unrealized
        appreciation/depreciation on
        futures contracts..............          --           --      (39,889)           --           --         --           --
                                         ----------------------------------------------------------------------------------------
      Net realized and unrealized gain
        (loss) on investments and
        foreign currencies.............     (11,100)   3,320,625      183,982     4,795,867    5,087,048    851,571    6,010,233
                                         ----------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS........  $6,316,303   $6,741,310   $2,193,377   $13,687,889   $8,940,977   $907,639   $7,407,853
                                         ========================================================================================
    ---------------
    * Net of foreign withholding taxes
     on interest and dividends of:.....  $       --   $   44,228   $      500   $        --   $      994   $    216   $    1,389
                                         ========================================================================================

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

                                                                     (UNAUDITED)

                                                                                                   GROWTH/
                                                                                                   PHOENIX
        ASSET                       GROWTH-       FEDERATED        VENTURE        ALLIANCE       INVESTMENT       PROVIDENT
     ALLOCATION      UTILITY#       INCOME          VALUE#          VALUE          GROWTH          COUNSEL         GROWTH
     -----------------------------------------------------------------------------------------------------------------------
     $ 7,138,642     $  6,557     $   624,063     $    9,153     $ 1,803,954     $   273,003     $ 1,005,335     $   432,804
       3,835,134       94,594       3,790,860         64,547       4,411,641       2,624,079       1,524,769         723,018
     -----------------------------------------------------------------------------------------------------------------------
      10,973,776      101,151       4,414,923         73,700       6,215,595       2,897,082       2,530,104       1,155,822
     -----------------------------------------------------------------------------------------------------------------------
       1,616,647       13,890       1,476,902         23,973       2,305,064       1,522,222       1,072,976       1,073,769
         128,585       15,695          77,065         19,060         152,435          81,580          72,015          57,725
          39,430          560          36,565          1,120          51,375          38,740          23,460          18,935
          32,815        5,030          33,600          5,440          48,620          37,230          20,405          17,390
           3,964           --           3,832             --              --           3,832           3,832           3,832
           4,510           74           4,207             74           5,902           4,522           2,882           2,174
           3,065          124           3,304            277           5,930           3,850           1,290           1,090
              --           --              --             --              --              --              --              --
           7,799          289           6,127            296           5,331           5,668           5,978           4,362
     -----------------------------------------------------------------------------------------------------------------------
       1,836,815       35,662       1,641,602         50,240       2,574,657       1,697,644       1,202,838       1,179,277
              --      (16,216)             --        (16,677)             --              --              --              --
     -----------------------------------------------------------------------------------------------------------------------
       9,136,961       81,705       2,773,321         40,137       3,640,938       1,199,438       1,327,266         (23,455)
     -----------------------------------------------------------------------------------------------------------------------
      19,730,122       12,853      13,516,427        (22,475)      9,692,354      21,793,902      16,211,794       8,612,831
         391,668           --       1,426,165             --              --         433,180              --              --
              89         (230)             29             --           2,021              --            (510)             --
      18,681,439      287,691      42,693,932      1,196,109      75,918,377      46,485,737      10,855,474      17,288,052
              --          139              --             --             341              --              21              --
       1,166,581           --         962,381             --              --         300,750              --              --
     -----------------------------------------------------------------------------------------------------------------------
      39,969,899      300,453      58,598,934      1,173,634      85,613,093      69,013,569      27,066,779      25,900,883
     -----------------------------------------------------------------------------------------------------------------------
     $49,106,860     $382,158     $61,372,255     $1,213,771     $89,254,031     $70,213,007     $28,394,045     $25,877,428
     =======================================================================================================================
     $    11,115     $     --     $     4,119     $      564     $    30,896     $     3,179     $    13,195     $    10,805
     =======================================================================================================================

                       INTERNATIONAL
         GLOBAL        DIVERSIFIED     AGGRESSIVE
        EQUITIES        EQUITIES         GROWTH#
     --------------------------------------------
       $   575,056     $   283,647     $  104,281
         3,650,127       1,830,322         26,838
     --------------------------------------------
         4,225,183       2,113,969        131,119
     --------------------------------------------
         1,627,510       1,025,593         65,277
           394,465         563,555         19,145
            32,000          17,420          2,075
            26,665          18,000          7,190
             3,832           1,798             --
             3,547           2,122            224
             1,880           1,925            333
                --              --             --
             6,523           2,181            330
     --------------------------------------------
         2,096,422       1,632,594         94,574
                --              --         (3,185)
     --------------------------------------------
         2,128,761         481,375         39,730
     --------------------------------------------
        12,300,321       1,688,079       (705,902)
                --              --             --
           496,594       5,292,994             --
        19,341,166       5,555,457      3,091,213
           (27,011)       (813,250)            --
                --              --             --
     --------------------------------------------
        32,111,070      11,723,280      2,385,311
     --------------------------------------------
       $34,239,831     $12,204,655     $2,425,041
     ============================================
       $   181,016     $   247,089     $      250
     ============================================

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996                             (UNAUDITED)

                                                                 CASH          GLOBAL       CORPORATE      HIGH-YIELD
                                                              MANAGEMENT        BOND           BOND           BOND
     -----------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)..........................  $  6,327,403   $  3,420,685   $  2,009,395   $  8,892,022
     Net realized gain (loss) on investments...............        (1,609)       845,133       (242,797)       567,983
     Net realized gain (loss) on futures and options
      contracts............................................            --         59,164       (180,880)            --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --      1,545,047             --             --
     Change in unrealized appreciation/depreciation on
      investments..........................................        (9,491)     1,124,599        647,548      4,227,884
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................            --       (253,318)            --             --
     Change in unrealized appreciation/depreciation on
      futures contracts....................................            --             --        (39,889)            --
                                                             ---------------------------------------------------------
     Net increase in net assets resulting from
      operations...........................................     6,316,303      6,741,310      2,193,377     13,687,889
                                                             ---------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.................    (4,240,000)    (4,060,000)    (1,225,000)    (7,420,000)
      Distribution from net realized gain on investments...        (4,750)            --             --             --
                                                             ---------------------------------------------------------
     Total dividends and distributions to shareholders.....    (4,244,750)    (4,060,000)    (1,225,000)    (7,420,000)
                                                             ---------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold.............................   615,571,205     26,461,284     20,121,281     89,355,894
     Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     4,244,750      4,060,000      1,225,000      7,420,000
     Cost of shares repurchased............................  (621,371,905)   (24,740,221)   (14,581,771)   (71,988,357)
                                                             ---------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions...........................    (1,555,950)     5,781,063      6,764,510     24,787,537
                                                             ---------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS..........................       515,603      8,462,373      7,732,887     31,055,426
     NET ASSETS:
     Beginning of period...................................    90,731,193     59,759,044     29,474,520     82,173,667
                                                             ---------------------------------------------------------
     End of period.........................................  $ 91,246,796   $ 68,221,417   $ 37,207,407   $113,229,093
                                                             =========================================================
     ---------------
     Undistributed net investment income (loss)............  $  6,322,350   $  2,980,794   $  2,004,279   $  8,882,962
                                                             =========================================================
     Shares issued and repurchased:
     Sold..................................................    57,928,895      2,437,840      1,891,179      8,529,658
     Issued in reinvestment of dividends and
      distributions........................................       408,149        391,137        118,015        744,233
     Repurchased...........................................   (58,340,347)    (2,268,851)    (1,379,014)    (6,827,580)
                                                             ---------------------------------------------------------
     Net increase (decrease)...............................        (3,303)       560,126        630,180      2,446,311
                                                             =========================================================

                                                                                            BALANCED/
                                                                INCOME       BALANCED#       COUNSEL
     -------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)..........................  $  3,853,929   $    56,068   $  1,397,620
     Net realized gain (loss) on investments...............     2,824,669        28,763      2,107,376
     Net realized gain (loss) on futures and options
      contracts............................................            --            --             --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................      (245,282)           --             --
     Change in unrealized appreciation/depreciation on
      investments..........................................     2,512,138       822,808      3,902,857
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................        (4,477)           --             --
     Change in unrealized appreciation/depreciation on
      futures contracts....................................            --            --             --
                                                             -----------------------------------------
     Net increase in net assets resulting from
      operations...........................................     8,940,977       907,639      7,407,853
                                                             -----------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.................    (1,700,000)           --       (540,000)
      Distribution from net realized gain on investments...      (100,000)           --       (890,000)
                                                             -----------------------------------------
     Total dividends and distributions to shareholders.....    (1,800,000)           --     (1,430,000)
                                                             -----------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold.............................    48,071,872    11,344,623     44,916,086
     Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     1,800,000            --      1,430,000
     Cost of shares repurchased............................   (29,323,432)   (2,028,468)   (14,731,916)
                                                             -----------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions...........................    20,548,440     9,316,155     31,614,170
                                                             -----------------------------------------
     TOTAL INCREASE IN NET ASSETS..........................    27,689,417    10,223,794     37,592,023
     NET ASSETS:
     Beginning of period...................................    21,515,080            --     32,428,535
                                                             -----------------------------------------
     End of period.........................................  $ 49,204,497   $10,223,794   $ 70,020,558
                                                             =========================================
     ---------------
     Undistributed net investment income (loss)............  $  3,585,842   $    56,068   $  1,257,250
                                                             =========================================
     Shares issued and repurchased:
     Sold..................................................     4,060,525     1,113,491      3,604,718
     Issued in reinvestment of dividends and
      distributions........................................       166,821            --        117,502
     Repurchased...........................................    (2,425,678)     (194,594)    (1,184,892)
                                                             -----------------------------------------
     Net increase (decrease)...............................     1,801,668       918,897      2,537,328
                                                             =========================================

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

                                                                     (UNAUDITED)

                                                                                                            GROWTH/
                                                                                                            PHOENIX
         ASSET                          GROWTH-         FEDERATED        VENTURE          ALLIANCE         INVESTMENT
       ALLOCATION       UTILITY#         INCOME          VALUE#           VALUE            GROWTH           COUNSEL
      ----------------------------------------------------------------------------------------------------------------
      $  9,136,961     $   81,705     $  2,773,321     $    40,137     $  3,640,938     $   1,199,438     $  1,327,266
        19,730,122         12,853       13,516,427         (22,475)       9,692,354        21,793,902       16,211,794
           391,668             --        1,426,165              --               --           433,180               --
                89           (230)              29              --            2,021                --             (510)
        18,681,439        287,691       42,693,932       1,196,109       75,918,377        46,485,737       10,855,474
                --            139               --              --              341                --               21
         1,166,581             --          962,381              --               --           300,750               --
      ----------------------------------------------------------------------------------------------------------------
        49,106,860        382,158       61,372,255       1,213,771       89,254,031        70,213,007       28,394,045
      ----------------------------------------------------------------------------------------------------------------
        (5,505,000)            --       (1,680,000)             --       (1,150,000)         (483,000)      (1,265,000)
        (6,805,000)            --       (5,975,000)             --       (1,631,000)      (13,185,000)     (10,645,000)
      ----------------------------------------------------------------------------------------------------------------
       (12,310,000)            --       (7,655,000)             --       (2,781,000)      (13,668,000)     (11,910,000)
      ----------------------------------------------------------------------------------------------------------------
       108,836,939      6,090,461      145,602,473      11,583,467      358,199,882       247,316,545       46,376,696
        12,310,000             --        7,655,000              --        2,781,000        13,668,000       11,910,000
       (41,391,763)      (173,972)     (52,792,476)       (337,710)     (85,948,539)     (104,032,606)     (38,313,646)
      ----------------------------------------------------------------------------------------------------------------
        79,755,176      5,916,489      100,464,997      11,245,757      275,032,343       156,951,939       19,973,050
      ----------------------------------------------------------------------------------------------------------------
       116,552,036      6,298,647      154,182,252      12,459,528      361,505,374       213,496,946       36,457,095
       199,836,390             --      171,281,073              --      154,907,997       167,869,727      149,910,483
      ----------------------------------------------------------------------------------------------------------------
      $316,388,426     $6,298,647     $325,463,325     $12,459,528     $516,413,371     $ 381,366,673     $186,367,578
      ================================================================================================================
      $  8,661,444     $   81,705     $  2,766,714     $    40,137     $  3,379,995     $   1,193,834     $  1,323,305
      ================================================================================================================
         8,296,399        602,909        9,953,598       1,158,140       24,918,067        15,394,232        3,516,917
           970,055             --          541,755              --          208,003           893,333          949,004
        (3,164,619)       (17,033)      (3,630,349)        (33,890)      (6,065,330)       (6,661,296)      (2,922,221)
      ----------------------------------------------------------------------------------------------------------------
         6,101,835        585,876        6,865,004       1,124,250       19,060,740         9,626,269        1,543,700
      ================================================================================================================

                                          INTERNATIONAL
         PROVIDENT          GLOBAL        DIVERSIFIED       AGGRESSIVE
           GROWTH          EQUITIES         EQUITIES         GROWTH#
      ------------------------------------------------------------------
        $    (23,455)    $  2,128,761     $    481,375     $    39,730
           8,612,831       12,300,321        1,688,079        (705,902)
                  --               --               --              --
                  --          496,594        5,292,994              --
          17,288,052       19,341,166        5,555,457       3,091,213
                  --          (27,011)        (813,250)             --
                  --               --               --              --
      ------------------------------------------------------------------
          25,877,428       34,239,831       12,204,655       2,425,041
      ------------------------------------------------------------------
                  --       (1,885,000)      (1,350,000)             --
                  --       (4,480,000)              --              --
      ------------------------------------------------------------------
                  --       (6,365,000)      (1,350,000)             --
      ------------------------------------------------------------------
          55,935,417       99,072,900      133,585,152      39,091,029
                  --        6,365,000        1,350,000              --
         (37,015,839)     (52,582,422)     (37,742,073)     (6,391,768)
      ------------------------------------------------------------------
          18,919,578       52,855,478       97,193,079      32,699,261
      ------------------------------------------------------------------
          44,797,006       80,730,309      108,047,734      35,124,302
         115,276,039      165,751,697       48,960,659              --
      ------------------------------------------------------------------
        $160,073,045     $246,482,006     $157,008,393     $35,124,302
      ==================================================================
        $    (23,455)    $  1,730,415     $ (1,215,541)    $    39,730
      ==================================================================
           4,113,284        7,165,202       12,354,619       4,051,127
                  --          472,181          130,941              --
          (2,724,390)      (3,815,033)      (3,499,995)       (661,704)
      ------------------------------------------------------------------
           1,388,894        3,822,350        8,985,565       3,389,423
      ==================================================================

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995                             (UNAUDITED)

                                                                                                               WORLDWIDE
                                                         CASH         GLOBAL       CORPORATE    HIGH-YIELD       HIGH
                                                      MANAGEMENT       BOND          BOND          BOND         INCOME
    ---------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income (loss)...................  $  4,241,505   $ 2,876,243   $ 1,224,668   $ 7,526,895   $1,504,113
    Net realized gain (loss) on investments........         5,110     1,618,834       581,976    (3,711,235)      76,600
    Net realized gain (loss) on futures and options
      contracts....................................            --            --        13,918            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................            --     1,319,839            --            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        44,053     1,593,149     1,262,150     4,427,627      484,883
    Change in unrealized foreign exchange gain/loss
      on other assets and liabilities..............            --         1,814            --            --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................            --            --        39,889            --           --
                                                     --------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     4,290,668     7,409,879     3,122,601     8,243,287    2,065,596
                                                     --------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........    (2,210,000)   (1,700,000)     (885,000)   (6,340,000)    (114,929)
      Distributions from net realized gain on
        investments................................            --            --            --            --           --
                                                     --------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................    (2,210,000)   (1,700,000)     (885,000)   (6,340,000)    (114,929)
                                                     --------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................   415,378,253    22,230,068    22,925,314    70,702,486   13,740,334
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................     2,210,000     1,700,000       885,000     6,340,000      114,929
    Cost of shares repurchased.....................  (418,035,564)  (14,423,490)  (12,442,153)  (52,574,843)  (4,768,369)
                                                     --------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............      (447,311)    9,506,578    11,368,161    24,467,643    9,086,894
                                                     --------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     1,633,357    15,216,457    13,605,762    26,370,930   11,037,561
    NET ASSETS:
    Beginning of year..............................    89,097,836    44,542,587    15,868,758    55,802,737   10,477,519
                                                     --------------------------------------------------------------------
    End of year....................................  $ 90,731,193   $59,759,044   $29,474,520   $82,173,667  $21,515,080
                                                     ====================================================================
    ---------------
    Undistributed net investment income (loss).....  $  4,234,947   $ 3,620,109   $ 1,219,884   $ 7,410,940   $1,431,913
                                                     ====================================================================
    Shares issued and repurchased:
    Sold...........................................    39,465,595     2,131,775     2,218,395     6,846,915    1,299,782
    Issued in reinvestment of dividends and
      distributions................................       214,355       170,000        90,306       648,925       11,873
    Repurchased....................................   (39,709,537)   (1,407,509)   (1,212,881)   (5,097,408)    (480,433)
                                                     --------------------------------------------------------------------
    Net increase (decrease)........................       (29,587)      894,266     1,095,820     2,398,432      831,222
                                                     ====================================================================

    See Notes to Financial Statements

---------------------

                                                                     (UNAUDITED)

     BALANCED/                                                              GROWTH/
      PHOENIX                                                               PHOENIX                                 INTERNATIONAL
     INVESTMENT      ASSET        GROWTH-       VENTURE      ALLIANCE     INVESTMENT     PROVIDENT      GLOBAL      DIVERSIFIED
      COUNSEL     ALLOCATION      INCOME         VALUE        GROWTH        COUNSEL       GROWTH       EQUITIES       EQUITIES
     ---------------------------------------------------------------------------------------------------------------------------
     $  406,341   $ 5,320,722   $ 1,675,560   $   904,551   $   481,532   $ 1,263,637   $   (45,258)  $ 1,450,200   $   214,789
        875,469     6,792,943     6,546,892     1,620,396    13,305,824    19,383,952       240,218     5,003,696      (585,776)
             --        37,040            --            --        47,744            --            --      (524,955)           --
             --            --            76            --            --           701            --       720,956      (506,494)
      1,971,928    20,689,780    26,098,737    15,272,123    21,063,685    14,865,880    25,016,207    13,392,395     1,120,932
             --            --            --            --            --           (21)           --        15,377     1,810,094
             --        94,950            --            --        96,750            --            --       182,708            --
     ---------------------------------------------------------------------------------------------------------------------------
      3,253,738    32,935,435    34,321,265    17,797,070    34,995,535    35,514,149    25,211,167    20,240,377     2,053,545
     ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,240,000)     (875,000)      (23,311)     (155,000)   (1,450,000)     (200,000)     (855,000)     (121,869)
             --      (425,000)           --            --      (725,000)           --            --    (3,190,000)           --
     ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,665,000)     (875,000)      (23,311)     (880,000)   (1,450,000)     (200,000)   (4,045,000)     (121,869)
     ---------------------------------------------------------------------------------------------------------------------------
     30,928,111    91,078,058    79,200,929   164,118,300   168,074,086    45,890,799    46,200,686    79,044,610    58,139,793
         11,237     2,665,000       875,000        23,311       880,000     1,450,000       200,000     4,045,000       121,869
     (3,269,069)  (31,032,947)  (27,140,302)  (31,455,895)  (88,413,178)  (35,688,009)  (31,477,920)  (70,291,038)  (23,670,269)
     ---------------------------------------------------------------------------------------------------------------------------
     27,670,279    62,710,111    52,935,627   132,685,716    80,540,908    11,652,790    14,922,766    12,798,572    34,591,393
     ---------------------------------------------------------------------------------------------------------------------------
     30,912,780    92,980,546    86,381,892   150,459,475   114,656,443    45,716,939    39,933,933    28,993,949    36,523,069
      1,515,755   106,855,844    84,899,181     4,448,522    53,213,284   104,193,544    75,342,106   136,757,748    12,437,590
     ---------------------------------------------------------------------------------------------------------------------------
    $32,428,535  $199,836,390  $171,281,073  $154,907,997  $167,869,727  $149,910,483  $115,276,039  $165,751,697   $48,960,659
     ============================================================================================================================
     $  399,630   $ 5,029,483   $ 1,673,393   $   889,057   $   477,396   $ 1,261,039   $        --   $ 1,468,646   $  (346,916)
     ============================================================================================================================
      2,742,183     7,788,903     6,452,877    13,646,177    12,084,699     4,046,435     3,971,874     6,436,345     6,011,154
          1,132       243,157        77,502         2,359        76,126       135,387        18,536       357,648        12,721
       (296,843)   (2,699,219)   (2,260,341)   (2,599,805)   (6,421,749)   (3,175,785)   (2,684,472)   (5,815,859)   (2,470,598)
     ---------------------------------------------------------------------------------------------------------------------------
      2,446,472     5,332,841     4,270,038    11,048,731     5,739,076     1,006,037     1,305,938       978,134     3,553,277
     ============================================================================================================================

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust ("the Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona.

  The Trust issues 18 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio (formerly, the Fixed Income Portfolio), High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Aggressive Growth Portfolio. Effective June 3, 1996 the Fixed Income Portfolio changed its name to the Corporate Bond Portfolio. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The Global Bond Portfolio seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The High-Yield Bond Portfolio seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The Balanced/Phoenix Investment Counsel Portfolio seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The Utility Portfolio seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

The Venture Value Portfolio seeks to achieve growth of capital by investing primarily in common stocks.

The Alliance Growth, Growth/Phoenix Investment Counsel and Provident Growth Portfolios each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

The Global Equities Portfolio seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

---------------------

                                                                     (UNAUDITED)

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The Aggressive Growth Portfolio seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

  In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1996, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, dividends received, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized

                                                           ---------------------

                                                                     (UNAUDITED)

appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the first business day following the trade date. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

  Common expenses incurred by the Trust are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  USES OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1996, the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios had a 6.5%, 4.2%, 1.9% and 3.3%, undivided interest, respectively, which represented $5,615,000, $3,610,000, $1,605,000 and $2,812,000, respectively, in principal amount in a repurchase agreement in the joint account. As of such date, each repurchase agreement in the joint account and the collateral therefore was as follows:

  Yamaichi International (America), Inc. Repurchase Agreement, 5.60% dated 11/30/96, in the principal amount of $86,443,000 repurchase price $86,483,340 due 12/02/96 collateralized by $50,000,000 U.S. Treasury Bills due 1/9/97; $25,910,000 U.S. Treasury Notes 7.50% due 12/31/96 and $11,443,000 U.S. Treasury
Bonds 9.875% due 11/15/15, approximate aggregate value $88,173,038.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

---------------------

                                                                     (UNAUDITED)

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                                                                   AGGREGATE     AGGREGATE    UNREALIZED
                                                                  UNREALIZED    UNREALIZED    GAIN/(LOSS)     COST OF
                                                                     GAIN         (LOSS)          NET       INVESTMENTS
                                                                   ----------------------------------------------------
Cash Management.................................................  $     2,919   $    (9,336)  $    (6,417)  $ 91,021,216
Global Bond.....................................................    2,306,376      (265,691)    2,040,685     66,078,371
Corporate Bond..................................................    1,240,281       (81,162)    1,159,119     35,678,831
High-Yield Bond.................................................    5,419,124      (525,843)    4,893,281    109,030,658
Worldwide High Income...........................................    3,175,928      (274,600)    2,901,328     45,982,637
SunAmerica Balanced.............................................      934,732      (111,924)      822,808      9,164,380
Balanced/Phoenix Investment Counsel.............................    6,114,677      (248,548)    5,866,129     69,693,096
Asset Allocation................................................   38,206,055    (2,201,911)   36,004,144    301,144,739
Utility.........................................................      326,357       (38,666)      287,691      6,136,436
Growth-Income...................................................   67,923,299      (851,198)   67,072,101    257,659,579
Federated Value.................................................    1,267,063       (70,954)    1,196,109     11,119,437
Venture Value...................................................   92,780,447    (1,660,947)   91,119,500    425,361,031
Alliance Growth.................................................   67,978,757    (1,151,940)   66,826,817    313,547,697
Growth/Phoenix Investment Counsel...............................   29,005,372    (1,676,399)   27,328,973    158,981,950
Provident Growth................................................   46,078,501      (743,008)   45,335,493    116,201,171
Global Equities.................................................   36,608,891    (6,218,894)   30,389,997    219,596,710
International Diversified Equities..............................   13,171,521    (6,798,840)    6,372,681    151,854,179
Aggressive Growth...............................................    3,632,439      (541,226)    3,091,213     31,810,867

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, and SAAMCo, therefore performs all investment advisory services for these Portfolios. The term "Assets" means the average daily net assets of the portfolios.

                                                           ---------------------

                                                                     (UNAUDITED)

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                                              MANAGEMENT
         PORTFOLIO                               ASSETS          FEES
----------------------------     ---------------------------------------
Cash Management                             $0--$100 million     0.55%
                                 greater than   $100 million     0.50%
                                 greater than   $300 million     0.45%
Global Bond-                                $0--$ 50 million     0.75%
  Asset Allocation               greater than   $ 50 million     0.65%
                                 greater than   $150 million     0.60%
                                 greater than   $250 million     0.55%
Corporate Bond                              $0--$ 50 million     0.70%
                                 greater than   $ 50 million     0.60%
                                 greater than   $150 million     0.55%
                                 greater than   $250 million     0.50%
High-Yield Bond                             $0--$ 50 million     0.70%
                                 greater than   $ 50 million     0.65%
                                 greater than   $150 million     0.60%
                                 greater than   $250 million     0.55%
Worldwide High                   greater than   $          0     1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-                        $0--$ 50 million     0.70%
  Balanced/Phoenix               greater than   $ 50 million     0.65%
  Investment Counsel-            greater than   $150 million     0.60%
  Growth-Income-                 greater than   $300 million     0.55%
  Alliance Growth-               greater than   $500 million     0.50%
  Growth/Phoenix
  Investment Counsel
                                                              MANAGEMENT
         PORTFOLIO                               ASSETS          FEES
----------------------------     ---------------------------------------
Utility-Federated Value                     $0--$150 million     0.70%
                                 greater than   $150 million     0.60%
                                 greater than   $500 million     0.50%
Venture Value                               $0--$100 million     0.80%
                                 greater than   $100 million     0.75%
                                 greater than   $500 million     0.70%
Provident Growth                            $0--$ 50 million     0.85%
                                 greater than   $ 50 million     0.80%
                                 greater than   $150 million     0.70%
                                 greater than   $250 million     0.65%
                                 greater than   $350 million     0.60%
Global Equities                             $0--$ 50 million     0.90%
                                 greater than   $ 50 million     0.80%
                                 greater than   $150 million     0.70%
                                 greater than   $300 million     0.65%
Aggressive Growth                           $0--$100 million     0.75%
                                 greater than   $100 million    0.675%
                                 greater than   $250 million    0.625%
                                 greater than   $500 million     0.60%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Federated Value and Utility Portfolios; Morgan Stanley Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley Group, Inc., serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; Alliance Capital Management L.P. serves as a subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers L.P. serves as subadviser for the Venture Value Portfolio; and Provident Investment Counsel serves as subadviser for the Provident Growth Portfolio. Effective June 3, 1996 Goldman Sachs Asset Management resigned their role as subadviser and Federated Investment Counseling assumed the role as subadviser for the Corporate Bond Portfolio.

---------------------

                                                                     (UNAUDITED)

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                                              MANAGEMENT
         PORTFOLIO                               ASSETS          FEES
----------------------------     ---------------------------------------
Global Bond                                 $0--$ 50 million     0.40%
  Asset Allocation               greater than   $ 50 million     0.30%
                                 greater than   $150 million     0.25%
                                 greater than   $250 million     0.20%
Corporate Bond                              $0--$ 25 million     0.30%
                                 greater than   $ 25 million     0.25%
                                 greater than   $100 million     0.20%
                                 greater than   $150 million     0.15%
Worldwide High Income-                      $0--$350 million     0.65%
  International Diversified      greater than   $350 million     0.60%
  Equities
Balanced/Phoenix                            $0--$ 50 million     0.35%
  Investment Counsel-            greater than   $ 50 million     0.30%
  Growth-Income-                 greater than   $150 million     0.25%
  Alliance Growth-               greater than   $300 million     0.20%
  Growth/Phoenix                 greater than   $500 million     0.15%
  Investment Counsel
Utility-Federated Value                     $0--$ 20 million     0.55%
                                 greater than   $ 20 million     0.35%
                                 greater than   $ 50 million     0.25%
                                 greater than   $150 million     0.20%
                                 greater than   $500 million     0.15%
                                                              MANAGEMENT
         PORTFOLIO                               ASSETS          FEES
----------------------------     ---------------------------------------
Venture Value                               $0--$100 million     0.45%
                                 greater than   $100 million     0.40%
                                 greater than   $500 million     0.35%
Provident Growth                            $0--$ 50 million     0.50%
                                 greater than   $ 50 million     0.45%
                                 greater than   $150 million     0.35%
                                 greater than   $250 million     0.30%
                                 greater than   $350 million     0.25%
Global Equities                             $0--$ 50 million     0.50%
                                 greater than   $ 50 million     0.40%
                                 greater than   $150 million     0.30%
                                 greater than   $300 million     0.25%

  For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each of the following Portfolio's average net assets: Utility Portfolio -- 1.05%, SunAmerica Balanced Portfolio -- 1.00%, Federated Value Portfolio -- 1.05% and Aggressive Growth Portfolio -- 1.05%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

  The impact of such expense reimbursements is reflected in the Statement of Operations under the caption "expenses reimbursed by the investment adviser."

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $204,704. Organizational expenses will be amortized on a straight line basis by each portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective portfolio commenced operations.

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1996, was as follows:

                                  CASH            GLOBAL         CORPORATE        HIGH-YIELD       WORLDWIDE      SUNAMERICA
                               MANAGEMENT          BOND             BOND             BOND         HIGH INCOME      BALANCED
                               ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities...............    $        --     $119,936,743     $116,246,365     $127,757,620     $77,341,010     $9,249,594
Sales of portfolio
  securities...............             --      118,839,853      107,922,252       96,920,503      58,496,629      1,691,653
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....             --       31,143,070       83,683,505               --              --      1,014,326
Sales of U.S. government
  securities...............             --       22,828,289       90,634,049               --              --             --

                                                           ---------------------

                                                                     (UNAUDITED)

                               BALANCED/PHOENIX
                                INVESTMENT         ASSET                          GROWTH-         FEDERATED        VENTURE
                                 COUNSEL         ALLOCATION       UTILITY          INCOME           VALUE           VALUE
                               ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities...............    $115,506,321     $560,709,314     $6,568,389     $259,614,657     $11,939,399     $307,784,901
Sales of portfolio
  securities...............      84,745,767      473,924,819        799,824      180,419,109       1,748,311       61,080,932
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....      42,005,493      362,083,040             --               --              --               --
Sales of U.S. government
  securities...............      31,216,216      352,430,512             --               --              --               --

                                                GROWTH/PHOENIX                                    INTERNATIONAL
                                 ALLIANCE        INVESTMENT       PROVIDENT         GLOBAL        DIVERSIFIED      AGGRESSIVE
                                  GROWTH          COUNSEL          GROWTH          EQUITIES         EQUITIES         GROWTH
                                ---------------------------------------------------------------------------------------------
Purchases of portfolio
  securities...............    $438,376,297     $234,109,325     $96,172,952     $184,810,018     $146,866,299     $36,231,547
Sales of portfolio
  securities...............     286,378,463      883,193,972      78,049,379      136,312,942       50,986,307       6,526,778
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....              --               --              --               --               --              --
Sales of U.S. government
  securities...............              --               --              --               --               --              --

8. TRANSACTIONS WITH AFFILIATES: The following portfolios incurred brokerage commissions with an affiliated broker:

                                                                                             GOLDMAN
                                                                                           SACHS & CO.
                                                                                           -----------
              Asset Allocation Portfolio.................................................    $16,363

9. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At November 30, 1996, the Global Bond, Global Equities and International Diversified Equities Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

10. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The High-Yield Bond Portfolio periodically utilized the uncommitted line of credit and incurred an interest expense of $7,414 for the year ended November 30, 1996.

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           NET
                                                        REALIZED
                                     NET                    &        TOTAL    DIVIDENDS  DIVIDENDS      NET
                                    ASSET       NET     UNREALIZED   FROM     DECLARED    FROM NET     ASSET
                                    VALUE     INVEST-     GAIN      INVEST-   FROM NET    REALIZED     VALUE
            PERIOD                BEGINNING     MENT    (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF
             ENDED                OF PERIOD   INCOME**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD
--------------------------------------------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-
11/30/93                           $  10.00    $ 0.19    $  0.01    $  0.20    $    --     $   --     $ 10.20
11/30/94                              10.20      0.38      (0.02)      0.36      (0.09)        --       10.47
11/30/95                              10.47      0.56       0.01       0.57      (0.34)        --       10.70
11/30/96#                             10.70      0.53      (0.02)      0.51      (0.45)        --       10.76
Global Bond Portfolio
7/1/93-
11/30/93                              10.00      0.13       0.17       0.30         --         --       10.30
11/30/94                              10.30      0.53      (0.86)     (0.33)     (0.09)     (0.05)       9.83
11/30/95                               9.83      0.60       0.97       1.57      (0.38)        --       11.02
11/30/96#                             11.02      0.59       0.54       1.13      (0.75)        --       11.40
Corporate Bond Portfolio
7/1/93-
11/30/93                              10.00      0.14       0.05       0.19         --         --       10.19
11/30/94                              10.19      0.52      (0.87)     (0.35)     (0.05)     (0.04)       9.75
11/30/95                               9.75      0.60       1.00       1.60      (0.53)        --       10.82
11/30/96#                             10.82      0.65       0.03       0.68      (0.41)        --       11.09
High-Yield Bond Portfolio
2/9/93-
11/30/93                              10.00      0.76       0.36       1.12         --         --       11.12
11/30/94                              11.12      1.20      (1.65)     (0.45)     (0.29)     (0.06)      10.32
11/30/95                              10.32      1.11       0.12       1.23      (1.02)        --       10.53
11/30/96#                             10.53      0.98       0.48       1.46      (0.95)        --       11.04
Worldwide High Income Portfolio
10/28/94-
11/30/94                              10.00      0.04      (0.09)     (0.05)        --         --        9.95
11/30/95                               9.95      1.10       0.47       1.57      (0.10)        --       11.42
11/30/96#                             11.42      1.25       1.60       2.85      (0.87)     (0.05)      13.35
SunAmerica Balanced Portfolio
6/3/96-
11/30/96#                             10.00      0.09       1.04       1.13         --         --       11.13

                                                                      RATIO OF
                                                        RATIO OF      INVESTMENT
                                                NET     EXPENSES       INCOME
                                              ASSETS       TO            TO                      AVERAGE
                                              END OF    AVERAGE       AVERAGE                    COMMISSION
            PERIOD               TOTAL        PERIOD      NET           NET          PORTFOLIO     PER
             ENDED               RETURN***    (000'S)    ASSETS        ASSETS        TURNOVER     SHARE@
--------------------------------------------------------------------------------------------------------------
Cash Management Portfolio
2/9/93-
11/30/93                          2.00%      $ 24,603      0.71%+++     2.53%+++      --%           NA
11/30/94                          3.51         89,098      0.70++       3.73++        --            NA
11/30/95                          5.59         90,731      0.67         5.32          --            NA
11/30/96#                         4.92         91,247      0.62         4.90          --            NA
Global Bond Portfolio
7/1/93-
11/30/93                          3.00         25,010      1.35+++      3.56+++       84            NA
11/30/94                         (3.18)        44,543      1.06         5.29         347            NA
11/30/95                         16.40         59,759      0.95         5.89         339            NA
11/30/96#                        10.94         68,221      0.89         5.44         223            NA
Corporate Bond Portfolio
7/1/93-
11/30/93                          1.90         11,667      0.94+++      3.92+++      208            NA
11/30/94                         (3.41)        15,869      0.94++       5.21++       419            NA
11/30/95                         17.01         29,475      0.96++       5.93++       412            NA
11/30/96#                         6.51         37,207      0.97         6.11         338            NA
High-Yield Bond Portfolio
2/9/93-
11/30/93                         11.20         41,851      0.94+++      9.43+++      229            NA
11/30/94                         (4.26)        55,803      0.92++      11.07++       225            NA
11/30/95                         12.64         82,174      0.80        10.80         174            NA
11/30/96#                        14.86        113,229      0.77         9.41         107            NA
Worldwide High Income Portfolio
10/28/94-
11/30/94                         (0.50)        10,478      1.60+++      4.48+++        2            NA
11/30/95                         16.02         21,515      1.30        10.46         176            NA
11/30/96#                        26.87         49,204      1.16        10.50         177            NA
SunAmerica Balanced Portfolio
6/3/96-
11/30/96#                        11.30         10,224      1.00+++      1.92+++       35         .0600

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                      EXPENSES                       NET INVESTMENT INCOME
                                                           -------------------------------     ----------------------------------
                                                           1993     1994     1995     1996     1993     1994      1995      1996
                                                           -------------------------------     ----------------------------------
Cash Management Portfolio..............................    1.10%    0.78%    0.67%    0.62%    2.14%     3.65%     5.32%     4.90%
Global Bond Portfolio..................................    1.81     1.06     0.95     0.89     3.10      5.29      5.89      5.44
Corporate Bond Portfolio...............................    1.81     1.09     0.97     0.97     3.05      5.06      5.92      6.11
High-Yield Bond Portfolio..............................    1.29     0.93     0.80     0.77     9.08     11.06     10.80      9.41
Worldwide High Income Portfolio........................      --     2.26     1.30     1.16       --      3.82     10.46     10.50
SunAmerica Balanced Portfolio..........................      --       --       --     1.43       --        --        --      1.49

# Unaudited

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                         NET
                                                                      REALIZED
                                                   NET        NET         &        TOTAL    DIVIDENDS  DIVIDENDS      NET
                                                  ASSET     INVEST-   UNREALIZED   FROM     DECLARED    FROM NET     ASSET
                                                  VALUE       MENT      GAIN      INVEST-   FROM NET    REALIZED     VALUE
                   PERIOD                       BEGINNING    INCOME   (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF
                    ENDED                       OF PERIOD   (LOSS)**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD
----------------------------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94                                         $  10.00    $ 0.04    $ (0.08)   $ (0.04)   $    --     $   --     $  9.96
11/30/95                                             9.96      0.34       2.23       2.57      (0.05)        --       12.48
11/30/96#                                           12.48      0.34       1.31       1.65      (0.19)     (0.31)      13.63
Asset Allocation Portfolio
7/1/93-
11/30/93                                            10.00      0.08       0.28       0.36         --         --       10.36
11/30/94                                            10.36      0.29      (0.25)      0.04      (0.05)     (0.03)      10.32
11/30/95                                            10.32      0.42       2.24       2.66      (0.20)     (0.04)      12.74
11/30/96#                                           12.74      0.48       2.00       2.48      (0.31)     (0.39)      14.52
Utility Portfolio
6/3/96-
11/30/96#                                           10.00      0.20       0.55       0.75         --         --       10.75
Growth-Income Portfolio
2/9/93-
11/30/93                                            10.00      0.12       0.49       0.61         --         --       10.61
11/30/94                                            10.61      0.13      (0.36)     (0.23)     (0.04)     (0.01)      10.33
11/30/95                                            10.33      0.17       3.31       3.48      (0.10)        --       13.71
11/30/96#                                           13.71      0.18       3.48       3.66      (0.12)     (0.43)      16.82
Federated Value Portfolio
6/3/96-
11/30/96#                                           10.00      0.06       1.02       1.08         --         --       11.08
Venture Value Portfolio
10/28/94-
11/30/94                                            10.00      0.03      (0.25)     (0.22)        --         --        9.78
11/30/95                                             9.78      0.17       3.55       3.72      (0.03)        --       13.47
11/30/96#                                           13.47      0.18       3.46       3.64      (0.09)     (0.12)      16.90

                                                                                    RATIO OF
                                                                     RATIO OF       INVESTMENT
                                                             NET     EXPENSES        INCOME
                                                           ASSETS       TO             TO                    AVERAGE
                                                           END OF    AVERAGE        AVERAGE                  COMMISSION
                   PERIOD                      TOTAL       PERIOD      NET            NET         PORTFOLIO    PER
                    ENDED                      RETURN***   (000'S)    ASSETS         ASSETS       TURNOVER    SHARE@
----------------------------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94                                       (0.40)%    $  1,516      1.00%+++      4.25%+++        10%       NA
11/30/95                                       25.89        32,429      0.98++        3.08++         153        NA
11/30/96#                                      13.75        70,021      0.84          2.74           194     .0589
Asset Allocation Portfolio
7/1/93-
11/30/93                                        3.60        35,590      0.99+++       2.33+++         71        NA
11/30/94                                        0.30       106,856      0.94++        2.71++         152        NA
11/30/95                                       26.10       199,836      0.81          3.62           207        NA
11/30/96#                                      20.27       316,388      0.74          3.66           200     .0587
Utility Portfolio
6/3/96-
11/30/96#                                       7.50         6,299      1.05+++       4.41+++         20     .0439
Growth-Income Portfolio
2/9/93-
11/30/93                                        6.10        45,080      0.82+++       1.59+++         27        NA
11/30/94                                       (2.20)       84,899      0.81++        1.26++          59        NA
11/30/95                                       33.89       171,281      0.77          1.42            59        NA
11/30/96#                                      27.41       325,463      0.72          1.21            82     .0597
Federated Value Portfolio
6/3/96-
11/30/96#                                      10.80        12,460      1.05+++       1.26+++         26     .0520
Venture Value Portfolio
10/28/94-
11/30/94                                       (2.20)        4,449      1.10+++       3.93+++         --        NA
11/30/95                                       38.17       154,908      1.00++        1.43++          18        NA
11/30/96#                                      27.44       516,413      0.85          1.21            22     .0598

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------     -----------------------------------
                                                          1993     1994     1995     1996     1993      1994      1995      1996
                                                          -------------------------------     -----------------------------------
Balanced/Phoenix Investment Counsel Portfolio.........     --%     6.82%    1.11%    0.84%       --%    (1.57)%    2.95%     2.74%
Asset Allocation Portfolio............................    1.67     0.94     0.81     0.74      1.65      2.71      3.62      3.66
Utility Portfolio.....................................     --       --       --      1.93        --        --        --      3.53
Growth-Income Portfolio...............................    1.40     0.89     0.77     0.72      1.01      1.18      1.42      1.21
Federated Value Portfolio.............................     --       --       --      1.57        --        --        --      0.74
Venture Value Portfolio...............................     --      3.89     1.02     0.85        --      1.14      1.41      1.21

# Unaudited

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                         NET
                                                                      REALIZED
                                                   NET        NET         &        TOTAL    DIVIDENDS  DIVIDENDS      NET
                                                  ASSET     INVEST-   UNREALIZED   FROM     DECLARED    FROM NET     ASSET
                                                  VALUE       MENT      GAIN      INVEST-   FROM NET    REALIZED     VALUE
                   PERIOD                       BEGINNING    INCOME   (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF
                    ENDED                       OF PERIOD   (LOSS)**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93                                         $  10.00    $ 0.05    $  0.87    $  0.92    $    --     $   --     $ 10.92
11/30/94                                            10.92      0.04      (0.14)     (0.10)     (0.01)     (0.17)      10.64
11/30/95                                            10.64      0.07       5.08       5.15      (0.03)     (0.13)      15.63
11/30/96#                                           15.63      0.08       4.07       4.15      (0.04)     (1.01)      18.73
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93                                            10.00      0.17       0.61       0.78         --         --       10.78
11/30/94                                            10.78      0.16      (0.87)     (0.71)     (0.06)        --       10.01
11/30/95                                            10.01      0.12       3.14       3.26      (0.13)        --       13.14
11/30/96#                                           13.14      0.11       2.16       2.27      (0.11)     (0.91)      14.39
Provident Growth Portfolio
2/9/93-
11/30/93                                            10.00      0.02       0.02       0.04         --         --       10.04
11/30/94                                            10.04      0.03      (0.01)      0.02      (0.01)        --       10.05
11/30/95                                            10.05     (0.01)      3.09       3.08      (0.03)        --       13.10
11/30/96#                                           13.10        --       2.61       2.61         --         --       15.71
Global Equities Portfolio
2/9/93-
11/30/93                                            10.00      0.03       0.96       0.99         --         --       10.99
11/30/94                                            10.99      0.05       0.71       0.76      (0.01)     (0.07)      11.67
11/30/95                                            11.67      0.12       1.64       1.76      (0.08)     (0.29)      13.06
11/30/96#                                           13.06      0.14       2.19       2.33      (0.14)     (0.33)      14.92
International Diversified Equities Portfolio
10/28/94-
11/30/94                                            10.00      0.01      (0.23)     (0.22)        --         --        9.78
11/30/95                                             9.78      0.07       0.38       0.45      (0.08)        --       10.15
11/30/96#                                           10.15      0.05       1.43       1.48      (0.26)        --       11.37
Aggressive Growth Portfolio
6/3/96-
11/30/96#                                           10.00      0.02       0.34       0.36         --         --       10.36

                                                                                        RATIO OF
                                                                         RATIO OF       INVESTMENT
                                                               NET       EXPENSES        INCOME
                                                             ASSETS         TO             TO                    AVERAGE
                                                             END OF      AVERAGE        AVERAGE                  COMMISSION
                   PERIOD                       TOTAL        PERIOD        NET            NET         PORTFOLIO    PER
                    ENDED                      RETURN***     (000'S)      ASSETS         ASSETS       TURNOVER    SHARE@
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93                                          9.20%     $  23,256       0.82%+++      0.61%+++        73%       NA
11/30/94                                         (0.93)        53,213       0.82++        0.37++         146        NA
11/30/95                                         48.91        167,870       0.79          0.51           138        NA
11/30/96#                                        28.05        381,367       0.71          0.51           121     .0649
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93                                          7.80         65,032       0.82+++       2.20+++        165        NA
11/30/94                                         (6.64)       104,194       0.81++        1.52++         211        NA
11/30/95                                         32.92        149,910       0.76          1.01           229        NA
11/30/96#                                        18.40        186,368       0.74          0.82           164     .0534
Provident Growth Portfolio
2/9/93-
11/30/93                                          0.40         42,911       0.97+++       0.32+++         40        NA
11/30/94                                          0.19         75,342       0.96++        0.31++          54        NA
11/30/95                                         30.66        115,276       0.93         (0.05            52        NA
11/30/96#                                        19.92        160,073       0.90         (0.02            63     .0443
Global Equities Portfolio
2/9/93-
11/30/93                                          9.90         43,737       1.50+++       0.38+++         58        NA
11/30/94                                          6.87        136,758       1.28          0.42            67        NA
11/30/95                                         15.58        165,752       1.14          1.02           106        NA
11/30/96#                                        18.21        246,482       1.03          1.04            70     .0256
International Diversified Equities Portfolio
10/28/94-
11/30/94                                         (2.20)        12,438       1.70+++       1.60+++         --        NA
11/30/95                                          4.63         48,961       1.70++        0.76++          52        NA
11/30/96#                                        14.85        157,008       1.59          0.47            53     .0023
Aggressive Growth Portfolio
6/3/96-
11/30/96#                                         3.60         35,124       1.05          0.46            40     .0600

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------     -----------------------------------
                                                          1993     1994     1995     1996     1993      1994      1995      1996
                                                          -------------------------------     -----------------------------------
Alliance Growth Portfolio.............................    1.56%    0.96%    0.79%    0.71%    (0.13)%    0.23%     0.51%     0.51%
Growth/Phoenix Investment Counsel Portfolio...........    1.28     0.87     0.76     0.74      1.74      1.46      1.01      0.82
Provident Growth Portfolio............................    1.46     1.05     0.93     0.90     (0.17)     0.22     (0.05)    (0.02)
Global Equities Portfolio.............................    2.52     1.28     1.14     1.03     (0.64)     0.42      1.02      1.04
International Diversified Equities Portfolio..........     --      3.50     2.09     1.59        --     (0.20)     0.37      0.47
Aggressive Growth Portfolio...........................     --       --       --      1.09        --        --        --      0.42

# Unaudited

See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SHAREHOLDER INFORMATION                                          (UNAUDITED)

Supplemental Proxy Information: A Special Meeting of the Shareholders of the Sunamerica Series Trust Fixed Income Portfolio was held on June 3, 1996. The following is a summary of each proposal presented and the total number of shares voted:

                                                               VOTES IN             VOTES               VOTES
                        PROPOSAL                               FAVOR OF            AGAINST            ABSTAINED
---------------------------------------------------------------------------------------------------------------------
1.  Proposal to approve, with respect to the Portfolio,
    the continuation of the Investment Advisory and
    Management Agreement between SunAmerica Asset
    Management Corp.
    ("SunAmerica") and the Trust on behalf of the
    Portfolio. ..                                              2,855,767            47,706             155,340
2.  Proposal to approve new Subadvisory Agreement between
    SunAmerica and Federated Investment Counseling ("Fed-
    erated") pursuant to which Federated will serve as
    subadviser with respect to the assets of the
    Portfolio. ..........................................      2,807,264            82,719             168,849

---------------------

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statements.


            Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of SunAmerica Series Trust with respect to Registrant's fiscal year ended November 30, 1995 and unaudited financial statements of SunAmerica Series Trust with respect to Registrant's fiscal year ended November 30, 1996. The Financial Highlights are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C.

            All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

(b)  Exhibits.

         (1) Declaration of Trust, as amended. Incorporated herein by reference to Post- Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (2) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (3)      Voting Trust Agreement. Inapplicable.

         (4)      Share of Beneficial Interest. Inapplicable.

         (5)(a) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (5)(b) Subadvisory Agreements. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (6)      Distribution Agreement. Inapplicable.

         (7)      Bonus, Profit Sharing, Pension or Similar Contracts.
                  Inapplicable.

         (8) Custodian Contract. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on December 4, 1992.

         (9) Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (10) Opinion and Consent of Counsel. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on December 4, 1992.

         (11)     Consent of Independent Accountants.

         (12)     Financial Statements Omitted from Item 23. Inapplicable.

         (13)     Initial Capitalization Agreement. Inapplicable.

         (14)     Model Plan. Inapplicable.

         (15)     Rule 12b-1 Plan. Inapplicable.

         (16)     Performance Computations. Inapplicable.

         (17) Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.


Item 25. Persons Controlled by or Under Common Control with Registrant.

      Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on November 3, 1992.


Item 26. Number of Holders of Securities.

      As of December 13, 1996, the number of record holders of SunAmerica Series Trust was as follows:


            Title of Class                            Number of Record Holders
            --------------                            ------------------------
            Shares of Beneficial Interest                      3*

      * Held by Variable Separate Account of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company and SunAmerica Inc.

Item 27. Indemnification.

      Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                 INDEMNIFICATION

            The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

      (a) the Trust shall indemnify any director or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith an in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

      (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

      (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or
      (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

      (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

      Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

      (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

      (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                           * * * * * * * * * * * * * *

            The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

            SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser.

      SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.

      Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc.,

      Davis Selected Advisers, L.P., Morgan Stanley Asset Management Inc. and Federated Investment Counseling, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P. Morgan Stanley Asset Management Inc. and Federated Investment Counseling, and other required information:


                                                File No.
                                                --------
      Alliance Capital Management L.P.          801-32361
      Goldman Sachs Asset Management            801-16048
      Goldman Sachs Asset Management Int'l.     801-38157
      Phoenix Investment Counsel, Inc.          801-5995
      Provident Investment Counsel, Inc.        801-11303
      Davis Selected Advisers, L.P.             801-31648
      Morgan Stanley Asset Management Inc.      801-15757
      Federated Investment Counseling           801-34611

Item 29. Principal Underwriters.

      There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records.

      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

      SunAmerica Asset Management Corp., is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are located at 85 Broad Street, 12th Floor, New York, New York 10005. Morgan Stanley Asset Management Inc., is located at 1221 Avenue of the Americas, 22nd Floor, New York, New York 10020. Phoenix Investment Counsel, Inc. is located at One American Row, Hartford, Connecticut 06115. Provident Investment Counsel, Inc. is located at 300 No. Lake Avenue, Penthouse Suite, Pasadena, California 91101-4922. Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Sante Fe, New Mexico 87501. Federated Investment Counseling is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Each of the Investment Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services.

      None.

Item 32. Undertakings.

      Registrant hereby undertakes to:

      (a)  Inapplicable;

      (b)  Inapplicable; and

      (c) furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 9 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused the Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of December, 1996.

                                    SUNAMERICA SERIES TRUST


                               By: /s/ PETER C. SUTTON
                                   ---------------------------
                                    Peter C. Sutton
                                    Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 9 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


JAMES K. HUNT  *                            Trustee, Chairman and President     December 27, 1996
------------------------------              (Principal Executive Officer)
James K. Hunt

SCOTT L. ROBINSON  *                        Senior Vice President, Treasurer    December 27, 1996
---------------------------                 and Controller (Principal Financial
Scott L. Robinson                           and Accounting Officer)


RICHARDS D. BARGER  *                       Trustee                             December 27, 1996
-------------------------
Richards D. Barger

FRANK L. ELLSWORTH  *                       Trustee                             December 27, 1996
------------------------
Frank L. Ellsworth

NORMAN J. METCALFE  *                       Trustee                             December 27, 1996
------------------------
Norman J. Metcalfe



*By: /s/ ROBERT M. ZAKEM
     -----------------------
         Robert M. Zakem
         Attorney-in-Fact

                             SUNAMERICA SERIES TRUST
                                  EXHIBIT INDEX


EXHIBIT NO.                                  NAME                       PAGE NO.
-----------                                  ----                       --------
     11                 Consent of Price Waterhouse LLP             ______